    As filed with the Securities and Exchange Commission on February 11, 2005


                                               1933 Act Registration No. 2-57526
                                              1940 Act Registration No. 811-2699

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                         -----

         Pre-Effective Amendment No.
                                     -----                               -----


         Post-Effective Amendment No. 57                                   X
                                                                         -----
                                     and/or



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            X
                                                                         -----
         Amendment No. 53


                        (Check appropriate box or boxes.)

                                AIM GROWTH SERIES
               --------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (713) 626-1919
                                                           --------------

                                    Copy to:

     P. Michelle Grace, Esq.                 Martha J. Hays, Esq.
     A I M Advisors, Inc.                    Ballard Spahr Andrews & Ingersoll LLP
     11 Greenway Plaza, Suite 100            1735 Market Street, 51st Floor
     Houston, Texas 77046                    Philadelphia, Pennsylvania  19103-7599
     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box):

             immediately upon filing pursuant to paragraph (b)
     ------


             on April 30, 2005 pursuant to paragraph (b)
     ------


             60 days after filing pursuant to paragraph (a)(1)
     ------

             on (date) pursuant to paragraph (a)(1)
     ------


        X    75 days after filing pursuant to paragraph (a)(2)
     ------


             on (date) pursuant to paragraph (a)(2)
     ------

If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a
------   previously filed post-effective amendment.

                                                  AIM AGGRESSIVE ALLOCATION FUND

                                                                     PROSPECTUS

                                                                 APRIL 29, 2005


AIM Aggressive Allocation Fund seeks long-term growth of capital consistent with a higher level of risk relative to the broad stock market.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                        --------------------------------
                         AIM AGGRESSIVE ALLOCATION FUND
                        --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     2
------------------------------------------------------
FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-4

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        --------------------------------
                         AIM AGGRESSIVE ALLOCATION FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide long-term growth of capital consistent with a higher level of risk relative to the broad stock market. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by building a portfolio of mutual fund investments consistent with a higher level of risk relative to the broad stock market as represented by the S&P 500 Index. The fund is a "fund of funds," which means that it invests its assets in other underlying mutual funds advised by A I M Advisors, Inc. (the advisor). The advisor uses a two-step process to create the fund's portfolio. The first step is a strategic asset allocation by the advisor among broad asset classes. The second step involves the actual selection by the advisor of underlying funds to represent the broad asset classes and the determination by the advisor of target weightings in these underlying funds. The fund's target allocation is to invest 95% of its total assets in equity funds including 25% in global equity or international funds, and 5% of its assets in fixed income funds. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents.

    The advisor monitors the selection of underlying funds to ensure that they continue to conform to the fund's asset class allocations and automatically rebalances the fund's investments in the underlying funds on an annual basis to keep them within their target weightings. However, the advisor has the ability to rebalance on a more frequent basis if necessary. The advisor may change the fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or U.S. Government securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income that you receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities held by the underlying funds in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    Compared to higher-quality debt securities, junk bonds in which an underlying fund invests involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

    The values of convertible securities in which an underlying fund invests may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the underlying funds.

    The prices of the foreign securities in which an underlying fund invests may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the underlying fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the underlying fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those

                        --------------------------------
                         AIM AGGRESSIVE ALLOCATION FUND
                        --------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)
--------------------------------------------------------------------------------

countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    An underlying fund in which the fund invests could conceivably hold real estate directly if a company defaults on debt securities the fund owns. In that event, an investment in the fund may have additional risks relating to direct ownership in real estate, including difficulties in valuating and trading real estate, declines in value of the properties, risks relating to general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.

    The value of an underlying funds' investment in REITs is affected by the factors listed above, as well as the management skill of the persons managing the REIT. Since REITs have expenses of their own, you will bear a proportionate share of those expenses in addition to those of the fund.

    There is a risk that the advisor's evaluations and assumptions regarding the fund's broad asset classes or the underlying funds in which the fund invests may be incorrect based on actual market conditions. There is a risk that the fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and the performance of the underlying funds may be lower than the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.

    The advisor has the ability to select and substitute the underlying funds in which the fund invests, and may be subject to potential conflicts of interest in selecting underlying funds because it may receive higher fees from certain underlying funds than others. However, as a fiduciary to the fund, the advisor is required to act in the fund's best interest when selecting underlying funds.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                        --------------------------------
                         AIM AGGRESSIVE ALLOCATION FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                      CLASS A    CLASS B    CLASS C    CLASS R
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         5.50%      None       None        None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                      None(1,2)   5.00%     1.00%       None(3)
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                                 %         %         %         %

Distribution and/or
Service (12b-1) Fees

Other Expenses(5)

Total Annual Fund
Operating Expenses

Fee Waiver(6)

Net Annual Fund Operating Expenses

Estimated Indirect Expenses of Underlying
Funds(7)

Total Annual Fund Operating Expenses and
Estimated Indirect Expenses of Underlying
Funds
--------------------------------------------------------------------------------



[(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.]


[(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.]


[(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.]


[(4) There is no guarantee that actual expenses will be the same as those shown in the table.]


[(5) Other Expenses are based on estimated average assets for the current fiscal year.]


[(6) The fund's advisor has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit Other Expenses (excluding certain items discussed below) to 0.17% on Class A, Class B, Class C and Class R shares. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the limits: (i) Rule 12b-1 fees;
     (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from the banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2005.]


[(7) In addition to the Total Annual Fund Operating Expense which the fund bears directly, the fund's shareholders indirectly bear the expenses of the underlying funds in which the fund invests. The fund's Estimated Indirect Expense of Underlying Funds is based on the annual operating expenses of the underlying funds and the target allocation percentages.]



If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.


    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                                               1 YEAR       3 YEARS
-----------------------------------------------------------------------------------
Class A                                                         $           $
Class B
Class C
Class R
-----------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                                               1 YEAR       3 YEARS
-----------------------------------------------------------------------------------
Class A                                                         $           $
Class B
Class C
Class R
-----------------------------------------------------------------------------------

                        --------------------------------
                         AIM AGGRESSIVE ALLOCATION FUND
                        --------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.



    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.



    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes, improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquires and Pending Litigation" (http://www.aiminvestments.com/regulatory).



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                        --------------------------------
                         AIM AGGRESSIVE ALLOCATION FUND
                        --------------------------------

ADVISOR COMPENSATION

The advisor does not receive a management fee from the fund.

PORTFOLIO MANAGERS


The fund is not actively managed, however, Gary Wendler, Director of Research and Product Development, assisted by a group of research professionals, determines the asset class allocation, underlying fund selections and target weightings for the fund. Mr. Wendler finalizes these allocations and selections with the help of a committee of investment professionals. He has been responsible for the fund since its inception in 2004 and has been associated with the advisor and/or its affiliates since 1995.



    The underlying funds are actively managed by teams of investment professionals. More information on the management teams of the underlying funds may be found on our website (http://www.aiminvestments.com). The website is not a part of this prospectus.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Aggressive Allocation Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist of both capital gains and ordinary income.


DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                        --------------------------------
                         AIM AGGRESSIVE ALLOCATION FUND
                        --------------------------------


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.



    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).



    This information has been audited by [          ], whose report, along with
the fund's financial statements, is included in the fund's annual report, which is available upon request.




                                                                         CLASS A
                                                                        ----------
Net asset value, beginning of period                                    $
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
==================================================================================
    Total from investment operations
==================================================================================
Less distributions:
  Dividends from net investment income
----------------------------------------------------------------------------------
  Distributions from net realized gains
==================================================================================
    Total distributions
==================================================================================
Net asset value, end of period                                          $
__________________________________________________________________________________
==================================================================================
Total return                                                                      %
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets                                           %
==================================================================================
Ratio of net investment income (loss) to average net assets                       %
__________________________________________________________________________________
==================================================================================
Portfolio turnover rate                                                           %
__________________________________________________________________________________
==================================================================================




                                                                         CLASS B
                                                                        ----------
Net asset value, beginning of period                                    $
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
==================================================================================
    Total from investment operations
==================================================================================
Less distributions:
  Dividends from net investment income
----------------------------------------------------------------------------------
  Distributions from net realized gains
==================================================================================
    Total distributions
==================================================================================
Net asset value, end of period                                          $
__________________________________________________________________________________
==================================================================================
Total return                                                                      %
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets                                           %
==================================================================================
Ratio of net investment income (loss) to average net assets                       %
__________________________________________________________________________________
==================================================================================
Portfolio turnover rate                                                           %
__________________________________________________________________________________
==================================================================================

                        --------------------------------
                         AIM AGGRESSIVE ALLOCATION FUND
                        --------------------------------


FINANCIAL HIGHLIGHTS (CONTINUED)

--------------------------------------------------------------------------------




                                                                         CLASS C
                                                                        ----------
Net asset value, beginning of period                                    $
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
==================================================================================
    Total from investment operations
==================================================================================
Less distributions:
  Dividends from net investment income
----------------------------------------------------------------------------------
  Distributions from net realized gains
==================================================================================
    Total distributions
==================================================================================
Net asset value, end of period                                          $
__________________________________________________________________________________
==================================================================================
Total return                                                                      %
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets                                           %
==================================================================================
Ratio of net investment income (loss) to average net assets                       %
__________________________________________________________________________________
==================================================================================
Portfolio turnover rate                                                           %
__________________________________________________________________________________
==================================================================================




                                                                         CLASS R
                                                                        ----------
Net asset value, beginning of period                                    $
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
==================================================================================
    Total from investment operations
==================================================================================
Less distributions:
  Dividends from net investment income
----------------------------------------------------------------------------------
  Distributions from net realized gains
==================================================================================
    Total distributions
==================================================================================
Net asset value, end of period                                          $
__________________________________________________________________________________
==================================================================================
Total return                                                                      %
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets                                           %
==================================================================================
Ratio of net investment income (loss) to average net assets                       %
__________________________________________________________________________________
==================================================================================
Portfolio turnover rate                                                           %
__________________________________________________________________________________
==================================================================================

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(3)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales    deferred sales    contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(6)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%             1.00%             0.45%             0.50%             0.25%(8)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares    convert to        convert to        convert to        convert to
                       Class A shares    at the end of     Class A shares    Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(4)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-term    to retirement     to employee       except as
  investors            funds             than              investors         plans,            benefit           described in
                                         $100,000(5)                         educational       plans(7)          the
                                                                             savings                             "Purchasing
                                                                             programs and                        Shares --
                                                                             wrap programs                       Grandfathered
                                                                                                                 Investors"
                                                                                                                 section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) Any purchase order for Class B shares in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

  Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to
    Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs, with the exception of traditional IRAs established in connection with the rollover of assets from an employer-sponsored retirement plan in which a fund was offered as an investment option.



(8) Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- on purchases under $10;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, A I M Distributors, Inc. or one or more of its corporate affiliates ("AIM") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. AIM makes these payments from its own resources, from A I M Distributors, Inc.'s retention of underwriting concessions and from payments to A I M Distributors, Inc. under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with AIM.

    AIM makes revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits AIM receives when it makes these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). AIM compensates financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments AIM makes may be calculated on sales of shares of AIM funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. AIM may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    AIM also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which AIM personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    AIM is motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, AIM benefits from the incremental management and other fees paid to AIM by the AIM funds with respect to those assets.

    You can find further details in the SAI about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from AIM or the AIM funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a "conduit investment vehicle"). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

The distributor has the discretion to accept orders for
  lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions (1) into another fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. A I M Distributors, Inc. assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Emerging Growth Fund
Fund                          AIM International Growth Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. The transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. You may, with limited
                                   exceptions, redeem from an IRA account by
                                   telephone. Redemptions from other types of
                                   retirement accounts may be requested in
                                   writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)
You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If a fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund, AIM                    X
                               Tax-Exempt Cash Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class
                               A3 Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class B, C, K, R, Institutional
                             Class Shares or Shares of the                                                      X
                             AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A3 Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class                  X
                               A Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class B, C, K, R, Institutional
                             Class Shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class B. Exceptions are:
                             - Class B Shares of other funds
                               cannot be exchanged for Class                  X
                               B Shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class A, A3, C, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class Shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class C. Exceptions are:
                             - Class C shares of other funds
                               cannot be exchanged for Class                  X
                               C shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class A, A3, B, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares or shares                                                    X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class K                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class A, A3, B, C, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class R                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class A, A3, B, C, K, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class A, A3, B, C, R, or
                             Investor Class shares.
                             Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Shares to be exchanged for                     X
                               Class B, C or R shares must
                               not have been acquired by
                               exchange from Class A shares
                               of any fund.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class K, Institutional Class
                             shares, or shares of AIM Summit                                                    X
                             Fund.
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Institutional Class                              X
---------------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Class A, A3, B, C, K, R, AIM
                             Cash Reserve Shares, Investor
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               A, A3, or Investor Class.
                             Exceptions are:
                             - Investor Class shares cannot
                               be exchanged for Class A
                               shares of any fund which
                               offers Investor Class shares.                  X
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               Class B, C, K, R, AIM Cash
                             Reserve Shares, Institutional
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class A, A3, or AIM Cash Reserve
                             Shares. Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM                 X
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class B, C, K, R, Institutional
                             or Investor Class shares.                                                          X
---------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class K shares for other Class K shares;

(5) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;

(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or
MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business. Premier Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares six times on each day the NYSE is open for business as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio determines the net asset value of its shares five times on day the NYSE is open for business as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time it actually closes.

TIMING OF ORDERS

You can purchase, exchange or redeem shares on each day the NYSE is open for business, prior to the close of the customary trading session or any earlier NYSE closing time that day. The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--12/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
WWW.AIMINVESTMENTS.COM.



You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


----------------------------------------
   AIM Aggressive Allocation Fund
   SEC 1940 Act file number: 811-2699
----------------------------------------

AIMinvestments.com     AAL-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                            AIM BASIC VALUE FUND

                                                                     PROSPECTUS

                                                                 APRIL 29, 2005


AIM Basic Value Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    6
------------------------------------------------------
Sales Charges                                        6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading                                          A-4

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors.

    The fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting investments, the portfolio managers seek to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The portfolio managers allocate investments among equity securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                                                          ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              --------
1996...................................................................    15.12%
1997...................................................................    27.23%
1998...................................................................     7.02%
1999...................................................................    32.04%
2000...................................................................    20.25%
2001...................................................................     0.13%
2002...................................................................   -23.14%
2003...................................................................    33.76%
2004...................................................................    [   ]%




    The Class A shares' year-to-date total return as of March 31, 2005 is
[     ]%.



    During the periods shown in the bar chart, the highest quarterly return was
[     ]% (quarter ended [          ]) and the lowest quarterly return was
[     ]% (quarter ended [          ]).

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------
(for the periods ended                                 SINCE         INCEPTION
December 31, 2004)              1 YEAR     5 YEARS    INCEPTION        DATE
------------------------------------------------------------------------------
Class A                                                              10/18/95
  Return Before Taxes                  %         %            %
  Return After Taxes on
    Distributions
  Return After Taxes on
    Distributions and Sale of
    Fund Shares
Class B                                                              10/18/95
  Return Before Taxes
Class C                                                              05/03/99
  Return Before Taxes
Class R(1)                                                           10/18/95(1)
  Return Before Taxes
------------------------------------------------------------------------------
S&P 500(2)
Russell 1000--Registered
  Trademark-- Value Index(3)
Lipper Large-Cap Value Fund
  Index(4)
------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for Class B, C and R shares will vary.


[(1) The returns shown for the one year period are the historical returns of the fund's Class R shares. The returns shown for the five year period and Since Inception are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.]


[(2) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark-- Value Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Large-Cap Value Fund Index (which may or may not include the fund) is included for comparison to a peer group.]


[(3) The Russell 1000--Registered Trademark-- Value Index measures the performance of those Russell 1000--Registered Trademark-- Index companies with the lower price-to-book ratios and lower forecasted growth values.]


[(4) The Lipper Large-Cap Value Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Value category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have a below-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's 500 Index.]


[(5) The average annual total return given is since the month end closest to the inception date of the classes with the longest performance history.]

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                      CLASS A    CLASS B    CLASS C    CLASS R
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         5.50%      None       None        None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                      None(1,2)   5.00%     1.00%       None(3)
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                                 %         %         %         %

Distribution and/or
Service (12b-1) Fees

Other Expenses

Total Annual Fund
Operating Expenses
Fee Waiver(5)
Net Annual Fund
Operating Expenses
--------------------------------------------------------------------------------



[(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.]


[(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.]


[(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.]


[(4) There is no guarantee that actual expenses will be the same as those shown in the table.]


[(5) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management -- Advisor Compensation" following.)]



If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.


    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $        $        $          $
Class B
Class C
Class R
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $        $        $          $
Class B
Class C
Class R
--------------------------------------------------------------------------------

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.



    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and the COAG, AIM has also agreed to reduce management fees on certain AIM equity and balanced funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees during this period. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.



    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes, improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquires and Pending Litigation" (http://www.aiminvestments.com/regulatory).



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------


could also have an adverse effect on the investment performance of the funds.



ADVISOR COMPENSATION



During the fiscal year ended December 31, 2004, the advisor received
compensation [     ]% of average daily net assets. The annual management fee
payable to the advisor pursuant to the investment advisory agreement ranges from 0.725% to 0.65% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.



       ADVISORY FEE RATES BEFORE                  ADVISORY FEE RATES AFTER
         JANUARY 1, 2005 WAIVER                    JANUARY 1, 2005 WAIVER
----------------------------------------------------------------------------------
        0.725% of the first $500 million          0.695% of the first $250 million
          0.70% of the next $500 million            0.67% of the next $250 million
         0.675% of the next $500 million           0.645% of the next $500 million
          0.65% of the next $3.5 billion            0.62% of the next $1.5 billion
          0.625% of the next $5 billion*           0.595% of the next $2.5 billion
   0.60% of the excess over $10 billion*            0.57% of the next $2.5 billion
                                                   0.545% of the next $2.5 billion
                                              0.52% of the excess over $10 billion



* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.


PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:



- Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. As the lead manager, Mr. Stanley generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Stanley may perform these functions, and the nature of these functions, may change from time to time.



- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999.


- Matthew W. Seinsheimer, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.

- Michael J. Simon, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.


    They are assisted by the advisor's Basic Value Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Basic Value Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    This information has been audited by [          ] whose report, along with
the fund's financial statements, is included in the fund's annual report, which is available upon request.




                                                                               CLASS A
                                         -----------------------------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                         -----------------------------------------------------------------------------------
                                            2004               2003               2002               2001             2000
                                         ----------         ----------         ----------         ----------        --------
Net asset value, beginning of
  period                                 $                  $                  $                  $                 $
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)
============================================================================================================================
    Total from investment
      operations
============================================================================================================================
Less distributions:
  Dividends from net investment
    income
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains
============================================================================================================================
    Total distributions
============================================================================================================================
Net asset value, end of period           $                  $                  $                  $                 $
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return                                       %                  %                  %                  %               %
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $                  $                  $                  $                 $
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net
  assets                                           %                  %                  %                  %               %
============================================================================================================================
Ratio of net investment income
  (loss) to average net assets                     %                  %                  %                  %               %
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                            %                  %                  %                  %               %
____________________________________________________________________________________________________________________________
============================================================================================================================

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                               CLASS B
                                         -----------------------------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                         -----------------------------------------------------------------------------------
                                            2004               2003               2002               2001             2000
                                         ----------         ----------         ----------         ----------        --------
Net asset value, beginning of
  period                                 $                  $                  $                  $                 $
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
  Net gains (losses) on securities
    (both realized and unrealized)
============================================================================================================================
    Total from investment
      operations
============================================================================================================================
Less distributions from net
  realized gains
============================================================================================================================
Net asset value, end of period           $                  $                  $                  $                 $
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return                                       %                  %                  %                  %               %
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $                  $                  $                  $                 $
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net
  assets                                           %                  %                  %                  %
============================================================================================================================
Ratio of net investment income
  (loss) to average net assets                     %                  %                  %                  %               %
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                            %                  %                  %                  %               %
____________________________________________________________________________________________________________________________
============================================================================================================================




                                                                                       CLASS C
                                                     ----------------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                       2004             2003             2002             2001             2000
                                                     --------         --------         --------         --------         --------
Net asset value, beginning of period                 $                $                $                $                $
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)
=================================================================================================================================
    Total from investment operations
=================================================================================================================================
Less distributions from net realized gains
=================================================================================================================================
Net asset value, end of period                       $                $                $                $                $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return                                                 %                %                %                %                %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $                $                $                $                $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                      %                %                %                %                %
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                         %                %                %                %                %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                      %                %                %                %                %
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                                   CLASS R
                                                              --------------------------------------------------
                                                                                                   JUNE 3, 2002
                                                                                                   (DATE SALES
                                                                 YEAR ENDED DECEMBER 31,           COMMENCED) TO
                                                              ------------------------------       DECEMBER 31,
                                                                2004              2003                2002
                                                              ------------      ------------       -------------
Net asset value, beginning of period                            $                 $                   $
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
================================================================================================================
    Total from investment operations
================================================================================================================
Net asset value, end of period                                  $                 $                   $
________________________________________________________________________________________________________________
================================================================================================================
Total return                                                           %                 %                   %
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $                 $                   $
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets                                %                 %                   %
================================================================================================================
Ratio of net investment income (loss) to average net assets            %                 %                   %
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                                %                 %                   %
________________________________________________________________________________________________________________
================================================================================================================

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(3)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales    deferred sales    contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(6)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%             1.00%             0.45%             0.50%             0.25%(8)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares    convert to        convert to        convert to        convert to
                       Class A shares    at the end of     Class A shares    Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(4)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-term    to retirement     to employee       except as
  investors            funds             than              investors         plans,            benefit           described in
                                         $100,000(5)                         educational       plans(7)          the
                                                                             savings                             "Purchasing
                                                                             programs and                        Shares --
                                                                             wrap programs                       Grandfathered
                                                                                                                 Investors"
                                                                                                                 section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) Any purchase order for Class B shares in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

  Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to
    Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs, with the exception of traditional IRAs established in connection with the rollover of assets from an employer-sponsored retirement plan in which a fund was offered as an investment option.



(8) Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- on purchases under $10;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, A I M Distributors, Inc. or one or more of its corporate affiliates ("AIM") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. AIM makes these payments from its own resources, from A I M Distributors, Inc.'s retention of underwriting concessions and from payments to A I M Distributors, Inc. under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with AIM.

    AIM makes revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits AIM receives when it makes these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). AIM compensates financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments AIM makes may be calculated on sales of shares of AIM funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. AIM may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    AIM also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which AIM personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    AIM is motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, AIM benefits from the incremental management and other fees paid to AIM by the AIM funds with respect to those assets.

    You can find further details in the SAI about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from AIM or the AIM funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a "conduit investment vehicle"). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

The distributor has the discretion to accept orders for
  lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions (1) into another fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. A I M Distributors, Inc. assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Emerging Growth Fund
Fund                          AIM International Growth Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. The transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. You may, with limited
                                   exceptions, redeem from an IRA account by
                                   telephone. Redemptions from other types of
                                   retirement accounts may be requested in
                                   writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)
You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If a fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund, AIM                    X
                               Tax-Exempt Cash Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class
                               A3 Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class B, C, K, R, Institutional
                             Class Shares or Shares of the                                                      X
                             AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A3 Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class                  X
                               A Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class B, C, K, R, Institutional
                             Class Shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class B. Exceptions are:
                             - Class B Shares of other funds
                               cannot be exchanged for Class                  X
                               B Shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class A, A3, C, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class Shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class C. Exceptions are:
                             - Class C shares of other funds
                               cannot be exchanged for Class                  X
                               C shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class A, A3, B, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares or shares                                                    X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class K                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class A, A3, B, C, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class R                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class A, A3, B, C, K, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class A, A3, B, C, R, or
                             Investor Class shares.
                             Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Shares to be exchanged for                     X
                               Class B, C or R shares must
                               not have been acquired by
                               exchange from Class A shares
                               of any fund.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class K, Institutional Class
                             shares, or shares of AIM Summit                                                    X
                             Fund.
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Institutional Class                              X
---------------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Class A, A3, B, C, K, R, AIM
                             Cash Reserve Shares, Investor
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               A, A3, or Investor Class.
                             Exceptions are:
                             - Investor Class shares cannot
                               be exchanged for Class A
                               shares of any fund which
                               offers Investor Class shares.                  X
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               Class B, C, K, R, AIM Cash
                             Reserve Shares, Institutional
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class A, A3, or AIM Cash Reserve
                             Shares. Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM                 X
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class B, C, K, R, Institutional
                             or Investor Class shares.                                                          X
---------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class K shares for other Class K shares;

(5) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;

(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or
MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business. Premier Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares six times on each day the NYSE is open for business as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio determines the net asset value of its shares five times on day the NYSE is open for business as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time it actually closes.

TIMING OF ORDERS

You can purchase, exchange or redeem shares on each day the NYSE is open for business, prior to the close of the customary trading session or any earlier NYSE closing time that day. The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--12/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
WWW.AIMINVESTMENTS.COM.



You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


----------------------------------------
   AIM Basic Value Fund
   SEC 1940 Act file number: 811-2699
----------------------------------------

AIMinvestments.com     BVA-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                AIM CONSERVATIVE ALLOCATION FUND

                                                                     PROSPECTUS

                                                                 APRIL 29, 2005


AIM Conservative Allocation Fund seeks total return consistent with a lower level of risk relative to the broad stock market.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                        --------------------------------
                        AIM CONSERVATIVE ALLOCATION FUND
                        --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     1
------------------------------------------------------
FEE TABLE AND EXPENSE EXAMPLE                        2
------------------------------------------------------
Fee Table                                            2

Expense Example                                      2

FUND MANAGEMENT                                      3
------------------------------------------------------
The Advisor                                          3

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    4
------------------------------------------------------
Sales Charges                                        4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-4

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        --------------------------------
                        AIM CONSERVATIVE ALLOCATION FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide total return consistent with a lower level of risk relative to the broad stock market. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by building a portfolio of mutual fund investments consistent with a lower level of risk relative to the broad stock market as represented by the S&P 500 Index. The fund is a "fund of funds," which means that it invests its assets in other underlying mutual funds advised by A I M Advisors, Inc. (the advisor). The advisor uses a two-step process to create the fund's portfolio. The first step is a strategic asset allocation by the advisor among broad asset classes. The second step involves the actual selection by the advisor of underlying funds to represent the broad asset classes and the determination by the advisor of target weightings in these underlying funds. The fund's target allocation is to invest 75% of its total assets in fixed-income funds and 25% of its total assets in equity funds. The fund may invest its cash allocation directly in cash equivalents and U.S. Government Securities rather than a money market fund. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents.

    The advisor monitors the selection of underlying funds to ensure that they continue to conform to the fund's asset class allocations and automatically rebalances the fund's investments in the underlying funds on an annual basis to keep them within their target weightings. However, the advisor has the ability to rebalance on a more frequent basis if necessary. The advisor may change the fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or U.S. Government securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income that you receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities held by the underlying funds in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    Mortgage-backed and asset-backed securities in which an underlying fund invests are subject to different risks from bonds and, as a result, may respond to changes in interest rates differently. If interest rates fall, people refinance or pay off their mortgages ahead of time, which may cause mortgage-backed securities to lose value. If interest rates rise, many people may refinance or prepay their mortgages at a slower-than-expected rate. This may effectively lengthen the life of mortgage-backed securities, which may cause the securities to be more sensitive to changes in interest rates.

    The values of convertible securities in which an underlying fund invests may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the underlying funds.

    Foreign securities in which an underlying fund invests have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    There is a risk that the advisor's evaluations and assumptions regarding the fund's broad asset classes or the underlying funds in which the fund invests may be incorrect based on actual market conditions. There is a risk that the fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and the performance of the underlying funds may be lower than the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.

    The advisor has the ability to select and substitute the underlying funds in which the fund invests, and may be subject to potential conflicts of interest in selecting underlying funds because it may receive higher fees from certain underlying funds than others. However, as a fiduciary to the fund, the advisor is required to act in the fund's best interest when selecting underlying funds.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                        --------------------------------
                        AIM CONSERVATIVE ALLOCATION FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                      CLASS A    CLASS B    CLASS C    CLASS R
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         5.50%      None       None        None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                      None(1,2)   5.00%     1.00%       None(3)
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                                 %         %         %         %

Distribution and/or
Service (12b-1) Fees

Other Expenses(5)

Total Annual Fund
Operating Expenses

Fee Waiver(6)

Net Annual Fund Operating Expenses

Estimated Indirect Expenses of Underlying
Funds(7)

Total Annual Fund Operating Expenses and
Estimated Indirect Expenses of Underlying
Funds
--------------------------------------------------------------------------------



[(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.]


[(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.]


[(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.]


[(4) There is no guarantee that actual expenses will be the same as those shown in the table.]


[(5) Other Expenses are based on estimated average assets for the current fiscal year.]


[(6) The fund's advisor has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit Other Expenses (excluding certain items discussed below) to 0.20% on Class A, Class B, Class C and Class R shares. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the limits: (i) Rule 12b-1 fees;
     (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from the banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2005.]


[(7) In addition to the Total Annual Fund Operating Expenses which the fund bears directly, the fund's shareholders indirectly bear the expenses of the underlying funds in which the fund invests. The fund's Estimated Indirect Expense of Underlying Funds is based on the annual operating expenses of the underlying funds and the target allocation percentages.]



If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.


    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                                               1 YEAR   3 YEARS
-------------------------------------------------------------------------------
Class A                                                         $       $
Class B
Class C
Class R
-------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                                               1 YEAR   3 YEARS
-------------------------------------------------------------------------------
Class A                                                         $       $
Class B
Class C
Class R
-------------------------------------------------------------------------------

                        --------------------------------
                        AIM CONSERVATIVE ALLOCATION FUND
                        --------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.



    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.



    At the request of the trustees of AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes, improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquires and Pending Litigation" (http://www.aiminvestments.com/regulatory).



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                        --------------------------------
                        AIM CONSERVATIVE ALLOCATION FUND
                        --------------------------------

FUND MANAGEMENT (CONTINUED)
--------------------------------------------------------------------------------

ADVISOR COMPENSATION

The advisor does not receive a management fee from the fund.

PORTFOLIO MANAGERS


The fund is not actively managed, however, Gary Wendler, Director of Research and Product Development, assisted by a team of research professionals, determines the asset class allocation, underlying fund selections and target weightings for the fund. Mr. Wendler finalizes these allocations and selections with the help of a committee of investment professionals. He has been responsible for the fund since its inception in 2004 and has been associated with the advisor and/or its affiliates since 1995.



    The underlying funds are actively managed by teams of investment professionals. More information on the management teams of the underlying funds may be found on our website (http://www.aiminvestments.com). The website is not a part of this prospectus.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Conservative Allocation Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist of both capital gains and ordinary income.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                        --------------------------------
                        AIM CONSERVATIVE ALLOCATION FUND
                        --------------------------------


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.



    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).



    This information has been audited by [          ], whose report, along with
the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                    CLASS A
                                                                   ----------
Net asset value, beginning of period                               $
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
=============================================================================
    Total from investment operations
=============================================================================
Less distributions:
  Dividends from net investment income
-----------------------------------------------------------------------------
  Distributions from net realized gains
=============================================================================
    Total distributions
=============================================================================
Net asset value, end of period                                     $
_____________________________________________________________________________
=============================================================================
Total return                                                                 %
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets                                      %
=============================================================================
Ratio of net investment income (loss) to average net assets                  %
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                                      %
_____________________________________________________________________________
=============================================================================



                                                                    CLASS B
                                                                   ----------
Net asset value, beginning of period                               $
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
=============================================================================
    Total from investment operations
=============================================================================
Less distributions:
  Dividends from net investment income
-----------------------------------------------------------------------------
  Distributions from net realized gains
=============================================================================
    Total distributions
=============================================================================
Net asset value, end of period                                     $
_____________________________________________________________________________
=============================================================================
Total return                                                                 %
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets                                      %
=============================================================================
Ratio of net investment income (loss) to average net assets                  %
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                                      %
_____________________________________________________________________________
=============================================================================

                        --------------------------------
                        AIM CONSERVATIVE ALLOCATION FUND
                        --------------------------------


FINANCIAL HIGHLIGHTS (CONTINUED)

--------------------------------------------------------------------------------



                                                                    CLASS C
                                                                   ----------
Net asset value, beginning of period                               $
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
=============================================================================
    Total from investment operations
=============================================================================
Less distributions:
  Dividends from net investment income
-----------------------------------------------------------------------------
  Distributions from net realized gains
=============================================================================
    Total distributions
=============================================================================
Net asset value, end of period                                     $
_____________________________________________________________________________
=============================================================================
Total return                                                                 %
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets                                      %
=============================================================================
Ratio of net investment income (loss) to average net assets                  %
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                                      %
_____________________________________________________________________________
=============================================================================



                                                                    CLASS R
                                                                   ----------
Net asset value, beginning of period                               $
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
=============================================================================
    Total from investment operations
=============================================================================
Less distributions:
  Dividends from net investment income
-----------------------------------------------------------------------------
  Distributions from net realized gains
=============================================================================
    Total distributions
=============================================================================
Net asset value, end of period                                     $
_____________________________________________________________________________
=============================================================================
Total return                                                                 %
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets                                      %
=============================================================================
Ratio of net investment income (loss) to average net assets                  %
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                                      %
_____________________________________________________________________________
=============================================================================

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(3)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales    deferred sales    contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(6)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%             1.00%             0.45%             0.50%             0.25%(8)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares    convert to        convert to        convert to        convert to
                       Class A shares    at the end of     Class A shares    Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(4)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-term    to retirement     to employee       except as
  investors            funds             than              investors         plans,            benefit           described in
                                         $100,000(5)                         educational       plans(7)          the
                                                                             savings                             "Purchasing
                                                                             programs and                        Shares --
                                                                             wrap programs                       Grandfathered
                                                                                                                 Investors"
                                                                                                                 section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) Any purchase order for Class B shares in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

  Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to
    Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs, with the exception of traditional IRAs established in connection with the rollover of assets from an employer-sponsored retirement plan in which a fund was offered as an investment option.



(8) Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- on purchases under $10;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, A I M Distributors, Inc. or one or more of its corporate affiliates ("AIM") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. AIM makes these payments from its own resources, from A I M Distributors, Inc.'s retention of underwriting concessions and from payments to A I M Distributors, Inc. under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with AIM.

    AIM makes revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits AIM receives when it makes these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). AIM compensates financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments AIM makes may be calculated on sales of shares of AIM funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. AIM may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    AIM also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which AIM personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    AIM is motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, AIM benefits from the incremental management and other fees paid to AIM by the AIM funds with respect to those assets.

    You can find further details in the SAI about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from AIM or the AIM funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a "conduit investment vehicle"). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

The distributor has the discretion to accept orders for
  lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions (1) into another fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. A I M Distributors, Inc. assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Emerging Growth Fund
Fund                          AIM International Growth Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. The transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. You may, with limited
                                   exceptions, redeem from an IRA account by
                                   telephone. Redemptions from other types of
                                   retirement accounts may be requested in
                                   writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)
You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If a fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund, AIM                    X
                               Tax-Exempt Cash Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class
                               A3 Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class B, C, K, R, Institutional
                             Class Shares or Shares of the                                                      X
                             AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A3 Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class                  X
                               A Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class B, C, K, R, Institutional
                             Class Shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class B. Exceptions are:
                             - Class B Shares of other funds
                               cannot be exchanged for Class                  X
                               B Shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class A, A3, C, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class Shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class C. Exceptions are:
                             - Class C shares of other funds
                               cannot be exchanged for Class                  X
                               C shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class A, A3, B, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares or shares                                                    X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class K                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class A, A3, B, C, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class R                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class A, A3, B, C, K, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class A, A3, B, C, R, or
                             Investor Class shares.
                             Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Shares to be exchanged for                     X
                               Class B, C or R shares must
                               not have been acquired by
                               exchange from Class A shares
                               of any fund.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class K, Institutional Class
                             shares, or shares of AIM Summit                                                    X
                             Fund.
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Institutional Class                              X
---------------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Class A, A3, B, C, K, R, AIM
                             Cash Reserve Shares, Investor
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               A, A3, or Investor Class.
                             Exceptions are:
                             - Investor Class shares cannot
                               be exchanged for Class A
                               shares of any fund which
                               offers Investor Class shares.                  X
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               Class B, C, K, R, AIM Cash
                             Reserve Shares, Institutional
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class A, A3, or AIM Cash Reserve
                             Shares. Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM                 X
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class B, C, K, R, Institutional
                             or Investor Class shares.                                                          X
---------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class K shares for other Class K shares;

(5) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;

(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or
MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business. Premier Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares six times on each day the NYSE is open for business as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio determines the net asset value of its shares five times on day the NYSE is open for business as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time it actually closes.

TIMING OF ORDERS

You can purchase, exchange or redeem shares on each day the NYSE is open for business, prior to the close of the customary trading session or any earlier NYSE closing time that day. The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--12/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
WWW.AIMINVESTMENTS.COM.



You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


----------------------------------------
   AIM Conservative Allocation Fund
   SEC 1940 Act file number: 811-2699
----------------------------------------

AIMinvestments.com     CAL-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                          AIM GLOBAL EQUITY FUND

                                                                     PROSPECTUS

                                                                 APRIL 29, 2005


AIM Global Equity Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             2
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     2
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    6
------------------------------------------------------
Sales Charges                                        6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-4

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities of domestic and foreign issuers. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.

    The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest substantially in securities denominated in one or more currencies.

    The fund emphasizes investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. The fund may also invest up to 20% of its total assets in securities of companies located in developing countries, i.e., those that are in the initial stages of their industrial cycle.

    The fund may also invest up to 20% of its net assets in debt securities of U.S. and foreign issuers.

    For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers use a multi-step, quantitatively oriented process to construct the fund's portfolio. They first use computer models to screen a large universe of domestic and international stocks and identify a group of eligible stocks within that universe. The quantitative analysis screens for various factors, including growth/stability of earnings, valuation, profitability, financial strength and stock price volatility. The portfolio managers then perform risk and transaction cost analyses on the stocks that were previously identified. When selecting stocks for the fund, the portfolio managers seek to neutralize the effects of certain macro-economic and market factors in an effort to lower the volatility of the fund's returns. Finally, the portfolio managers conduct a qualitative analysis of the stocks selected for the fund's portfolio to confirm the results of the quantitative analysis. The portfolio managers consider whether to sell a particular security when the company no longer exhibits characteristics that drive performance, or when the stock adds too much marginal risk to the fund's portfolio.

    In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS(1)
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................    9.37%
1999...................................................................   51.93%
2000...................................................................   -7.90%
2001...................................................................  -17.03%
2002...................................................................   -9.55%
2003...................................................................   37.51%
2004...................................................................   [    ]




    The Class A shares' year-to-date total return as of March 31, 2005 is
[     ]%.



    During the periods shown in the bar chart, the highest quarterly return was
[     ]% (quarter ended [            ]) and the lowest quarterly return was
[     ]% (quarter ended [            ]).


PERFORMANCE TABLE(1)

The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------
(for the periods ended                                     SINCE             INCEPTION
December 31, 2004)              1 YEAR       5 YEARS       INCEPTION           DATE
--------------------------------------------------------------------------------------
Class A                                                                      09/15/97
  Return Before Taxes                %             %             %
  Return After Taxes on
    Distributions
  Return After Taxes on
    Distributions and Sale of
    Fund Shares
Class B                                                                      09/15/97
  Return Before Taxes
Class C                                                                      01/02/98
  Return Before Taxes
--------------------------------------------------------------------------------------
MSCI World Index(2)                                                          08/31/97(4)
Lipper Global Funds Index(3)                                                 08/31/97(4)
--------------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.


[(1) A significant portion of the fund's returns during certain periods prior to 2001 was attributable to its investments in IPOs. These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the "Financial Highlights" section of this prospectus.]


[(2) The MSCI World Index measures the performance of securities listed on stock exchanges of 23 developed countries. In addition, the Lipper Global Funds Index (which may or may not include the fund) is included for comparison to a peer group.]


[(3) The Lipper Global Funds Index is an equally weighted representation of the 30 largest funds in the Lipper Global Funds category. These funds invest at least 25% of their portfolios in securities traded outside of the U.S.]


[(4) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.]

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES

----------------------------------------------------------------------------------
(fees paid directly from
your investment)                                   CLASS A      CLASS B    CLASS C
----------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                 4.75%        None       None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                  None(1,2)    5.00%      1.00%

Redemption/Exchange Fee
(as a percentage of amount
redeemed/exchanged)                                 2.00%(3)    None(3)    None(3)
----------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(4)

--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                  CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Management Fees                                         %          %          %

Distribution and/or
Service (12b-1) Fees

Other Expenses

Total Annual Fund
Operating Expenses

Fee Waiver(5)

Net Expenses
Operating Expenses
--------------------------------------------------------------------------------



[(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.]


[(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.]


[(3) You may be charged a 2.00% fee on redemptions or exchanges of Class A, B and C shares held 30 days or less. See "Shareholder
     Information -- Redeeming Shares -- Redemption Fee" for more information.]


[(4) There is no guarantee that actual expenses will be the same as those shown in the table.]


[(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 plan fees applicable to Class A shares to 0.35% effective January 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.]


[(6) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management -- Advisor Compensation" following.)]


[(7) The fund's advisor has also contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.00%, 2.50% and 2.50% on Class A, Class B and Class C shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits:
     (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2005.]


If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.


    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $       $         $          $
Class B
Class C
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $       $         $          $
Class B
Class C
--------------------------------------------------------------------------------

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.



    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and the COAG, AIM has also agreed to reduce management fees on certain AIM equity and balanced funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees during this period. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.



    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes, improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquires and Pending Litigation" (http://www.aiminvestments.com/regulatory).



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------


could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2004, the advisor received
compensation of [     ]% of average daily net assets. The annual management fee
payable to the advisor pursuant to the investment advisory agreement ranges from 0.975% to 0.90% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.



       ADVISORY FEE RATES BEFORE                  ADVISORY FEE RATES AFTER
        JANUARY 1, 2005 WAIVERS                   JANUARY 1, 2005 WAIVERS
----------------------------------------------------------------------------------
        0.975% of the first $500 million           0.80% of the first $250 million
          0.95% of the next $500 million            0.78% of the next $250 million
         0.925% of the next $500 million            0.76% of the next $500 million
         0.90% of the next $3.5 billion*            0.74% of the next $1.5 billion
          0.875% of the next $5 billion*            0.72% of the next $2.5 billion
   0.85% of the excess over $10 billion*            0.70% of the next $2.5 billion
                                                    0.68% of the next $2.5 billion
                                              0.66% of the excess over $10 billion



* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.


PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:



- Derek S. Izuel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997. As the lead manager, Mr. Izuel generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with the portfolio holdings. The degree to which Mr. Izuel may perform these functions, and the nature of these functions, may change from time to time.


- Eric Thaller, Portfolio Manager, who has been responsible for the fund since 2002, and has been associated with the advisor and/or its affiliates since 2001. He was an associate for Trust Company of the West in 2000, and an associate for Northfield Information Services, Inc. in 1999.


    More information on these portfolio managers may be found on our website (http://www.aiminvestments.com). The website is not a part of this prospectus.



    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Global Equity Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.


    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by
[            ], whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


    A significant portion of the fund's returns was attributable to its investments in IPOs during certain fiscal years prior to 2001, including the fiscal year ended 2000, which had a magnified impact on the fund due to its relatively small asset base during this period. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.



                                                                                          CLASS A
                                                              ----------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                                2004          2003          2002          2001          2000
                                                              --------      --------       -------       -------       -------
Net asset value, beginning of period                          $             $              $             $             $
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
==============================================================================================================================
    Total from investment operations
==============================================================================================================================
Less distributions:
  Dividends from net investment income
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
==============================================================================================================================
Redemption fees added to paid-in capital
==============================================================================================================================
Net asset value, end of period                                $             $              $             $             $
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return                                                         %             %             %             %             %
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $             $              $             $             $
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   %             %             %             %             %
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                %             %             %             %             %
==============================================================================================================================
Ratio of net investment income (loss) to average net assets          %             %             %             %             %
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                              %             %             %             %             %
______________________________________________________________________________________________________________________________
==============================================================================================================================

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                                         CLASS B
                                                              --------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------------
                                                               2004         2003          2002          2001          2000
                                                              -------      -------       -------       -------       -------
Net asset value, beginning of period                          $            $             $             $             $
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
============================================================================================================================
    Total from investment operations
============================================================================================================================
Less distributions:
  Dividends from net investment income
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
============================================================================================================================
Redemption fees added to paid-in capital
============================================================================================================================
Net asset value, end of period                                $            $             $             $             $
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return                                                        %            %             %             %             %
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $            $             $             $             $
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  %            %             %             %             %
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               %            %             %             %             %
============================================================================================================================
Ratio of net investment income (loss) to average net assets         %            %             %             %             %
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                             %            %             %             %             %
____________________________________________________________________________________________________________________________
============================================================================================================================

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                                        CLASS C
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------
                                                               2004        2003         2002          2001          2000
                                                              ------      ------       -------       -------       ------
Net asset value, beginning of period                          $           $            $             $             $
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=========================================================================================================================
    Total from investment operations
=========================================================================================================================
Less distributions:
  Dividends from net investment income
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
=========================================================================================================================
Redemption fees added to paid-in capital
=========================================================================================================================
Net asset value, end of period                                $           $            $             $             $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return                                                       %           %             %             %            %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $           $            $             $             $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 %           %             %             %            %
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              %           %             %             %            %
=========================================================================================================================
Ratio of net investment income (loss) to average net assets        %           %             %             %            %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                            %           %             %             %            %
_________________________________________________________________________________________________________________________
=========================================================================================================================

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(3)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales    deferred sales    contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(6)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%             1.00%             0.45%             0.50%             0.25%(8)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares    convert to        convert to        convert to        convert to
                       Class A shares    at the end of     Class A shares    Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(4)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-term    to retirement     to employee       except as
  investors            funds             than              investors         plans,            benefit           described in
                                         $100,000(5)                         educational       plans(7)          the
                                                                             savings                             "Purchasing
                                                                             programs and                        Shares --
                                                                             wrap programs                       Grandfathered
                                                                                                                 Investors"
                                                                                                                 section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) Any purchase order for Class B shares in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

  Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to
    Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs, with the exception of traditional IRAs established in connection with the rollover of assets from an employer-sponsored retirement plan in which a fund was offered as an investment option.



(8) Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- on purchases under $10;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, A I M Distributors, Inc. or one or more of its corporate affiliates ("AIM") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. AIM makes these payments from its own resources, from A I M Distributors, Inc.'s retention of underwriting concessions and from payments to A I M Distributors, Inc. under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with AIM.

    AIM makes revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits AIM receives when it makes these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). AIM compensates financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments AIM makes may be calculated on sales of shares of AIM funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. AIM may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    AIM also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which AIM personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    AIM is motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, AIM benefits from the incremental management and other fees paid to AIM by the AIM funds with respect to those assets.

    You can find further details in the SAI about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from AIM or the AIM funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a "conduit investment vehicle"). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

The distributor has the discretion to accept orders for
  lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions (1) into another fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. A I M Distributors, Inc. assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Emerging Growth Fund
Fund                          AIM International Growth Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. The transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. You may, with limited
                                   exceptions, redeem from an IRA account by
                                   telephone. Redemptions from other types of
                                   retirement accounts may be requested in
                                   writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)
You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If a fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund, AIM                    X
                               Tax-Exempt Cash Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class
                               A3 Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class B, C, K, R, Institutional
                             Class Shares or Shares of the                                                      X
                             AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A3 Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class                  X
                               A Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class B, C, K, R, Institutional
                             Class Shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class B. Exceptions are:
                             - Class B Shares of other funds
                               cannot be exchanged for Class                  X
                               B Shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class A, A3, C, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class Shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class C. Exceptions are:
                             - Class C shares of other funds
                               cannot be exchanged for Class                  X
                               C shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class A, A3, B, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares or shares                                                    X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class K                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class A, A3, B, C, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class R                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class A, A3, B, C, K, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class A, A3, B, C, R, or
                             Investor Class shares.
                             Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Shares to be exchanged for                     X
                               Class B, C or R shares must
                               not have been acquired by
                               exchange from Class A shares
                               of any fund.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class K, Institutional Class
                             shares, or shares of AIM Summit                                                    X
                             Fund.
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Institutional Class                              X
---------------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Class A, A3, B, C, K, R, AIM
                             Cash Reserve Shares, Investor
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               A, A3, or Investor Class.
                             Exceptions are:
                             - Investor Class shares cannot
                               be exchanged for Class A
                               shares of any fund which
                               offers Investor Class shares.                  X
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               Class B, C, K, R, AIM Cash
                             Reserve Shares, Institutional
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class A, A3, or AIM Cash Reserve
                             Shares. Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM                 X
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class B, C, K, R, Institutional
                             or Investor Class shares.                                                          X
---------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class K shares for other Class K shares;

(5) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;

(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or
MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business. Premier Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares six times on each day the NYSE is open for business as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio determines the net asset value of its shares five times on day the NYSE is open for business as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time it actually closes.

TIMING OF ORDERS

You can purchase, exchange or redeem shares on each day the NYSE is open for business, prior to the close of the customary trading session or any earlier NYSE closing time that day. The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--12/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
WWW.AIMINVESTMENTS.COM.



You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


----------------------------------------
   AIM GLOBAL EQUITY FUND
   SEC 1940 Act file number: 811-2699
----------------------------------------

AIMinvestments.com     GEQ-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                 SUBJECT TO COMPLETION--DATED FEBRUARY 11, 2005

                                                      AIM GROWTH ALLOCATION FUND

                                                                     PROSPECTUS
                                                                 APRIL 29, 2005

AIM Growth Allocation Fund seeks long-term growth of capital consistent with a higher level of risk relative to the broad stock market.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                           --------------------------
                           AIM GROWTH ALLOCATION FUND
                           --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     2
------------------------------------------------------
FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Excessive Short-Term Trading Activity
  Disclosures                                      A-4

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           --------------------------
                           AIM GROWTH ALLOCATION FUND
                           --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide long-term growth of capital consistent with a higher level of risk relative to the broad stock market. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by building a portfolio of mutual fund investments consistent with a higher level of risk relative to the broad stock market as represented by the S&P 500 Index. The fund is a "fund of funds," which means that it invests its assets in other underlying mutual funds advised by A I M Advisors, Inc. (the advisor). The advisor uses a two-step process to create the fund's portfolio. The first step is a strategic asset allocation by the advisor among broad asset classes. The second step involves the actual selection by the advisor of underlying funds to represent the broad asset classes and the determination by the advisor of target weightings in these underlying funds. The fund's target allocation is to invest 80% of its total assets in equity funds including 22% in global equity or international funds, and 20% of its assets in fixed income funds. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents.

    The advisor monitors the selection of underlying funds to ensure that they continue to conform to the fund's asset class allocations and automatically rebalances the fund's investments in the underlying funds on an annual basis to keep them within their target weightings. However, the advisor has the ability to rebalance on a more frequent basis if necessary. The advisor may change the fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or U.S. Government securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income that you receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities held by the underlying funds in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the underlying fund to sell securities at a desirable price. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    Compared to higher-quality debt securities, junk bonds in which an underlying fund invests involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

    The values of convertible securities in which an underlying fund invests may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the underlying funds.

    The prices of the foreign securities in which an underlying fund invests may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the underlying fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the underlying fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in

                           --------------------------
                           AIM GROWTH ALLOCATION FUND
                           --------------------------

countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    Mortgage-backed and asset-backed securities in which an underlying fund invests are subject to different risks from bonds and, as a result, may respond to changes in interest rates differently. If interest rates fall, people refinance or pay off their mortgages ahead of time, which may cause mortgage-backed securities to lose value. If interest rates rise, many people may refinance or prepay their mortgages at a slower-than-expected rate. This may effectively lengthen the life of mortgage-backed securities, which may cause the securities to be more sensitive to changes in interest rates.

    An underlying fund in which the fund invests could conceivably hold real estate directly if a company defaults on debt securities the fund owns. In that event, an investment in the fund may have additional risks relating to direct ownership in real estate, including difficulties in valuating and trading real estate, declines in value of the properties, risks relating to general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.

    The value of an underlying funds' investment in REITs is affected by the factors listed above, as well as the management skill of the persons managing the REIT. Since REITs have expenses of their own, you will bear a proportionate share of those expenses in addition to those of the fund.

    There is a risk that the advisor's evaluations and assumptions regarding the fund's broad asset classes or the underlying funds in which the fund invests may be incorrect based on actual market conditions. There is a risk that the fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and the performance of the underlying funds may be lower than the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.

    The advisor has the ability to select and substitute the underlying funds in which the fund invests, and may be subject to potential conflicts of interest in selecting underlying funds because it may receive higher fees from certain underlying funds than others. However, as a fiduciary to the fund, the advisor is required to act in the fund's best interest when selecting underlying funds.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                           --------------------------
                           AIM GROWTH ALLOCATION FUND
                           --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                      CLASS A    CLASS B    CLASS C    CLASS R
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         5.50%      None       None        None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                      None(1,2)   5.00%     1.00%       None(3)
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                             0.00%     0.00%     0.00%     0.00%

Distribution and/or
Service (12b-1) Fees                        0.35      1.00      1.00      0.50

Other Expenses(5)                           0.65      0.65      0.65      0.65

Total Annual Fund
Operating Expenses                          1.00      1.65      1.65      1.15

Fee Waiver(6)                               0.53      0.53      0.53      0.53

Net Annual Fund Operating Expenses          0.47      1.12      1.12      0.62

Estimated Indirect Expenses of Underlying
Funds(7)                                    0.93      0.93      0.93      0.93

Total Annual Fund Operating Expenses and
Estimated Indirect Expenses of Underlying
Funds                                       1.40      2.05      2.05      1.55
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.
(5) Other Expenses are based on estimated average assets for the current fiscal year.
(6) The fund's advisor has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit Other Expenses (excluding certain items discussed below) to 0.12% on Class A, Class B, Class C and Class R shares. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the limits: (i) Rule 12b-1 fees;
    (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's board of trustees; (vi) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from the banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2006.
(7) In addition to the Total Annual Fund Operating Expense which the fund bears directly, the fund's shareholders indirectly bear the expenses of the underlying funds in which the fund invests. The fund's Estimated Indirect Expense of Underlying Funds is based on the annual operating expenses of the underlying funds and the target allocation percentages.

If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR       3 YEARS
-----------------------------------------------------------------------------------
Class A                                                         $685        $1,074
Class B                                                          708         1,052
Class C                                                          308           752
Class R                                                          158           601
-----------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                                               1 YEAR       3 YEARS
-----------------------------------------------------------------------------------
Class A                                                         $685        $1,074
Class B                                                          208           752
Class C                                                          208           752
Class R                                                          158           601
-----------------------------------------------------------------------------------

                           --------------------------
                           AIM GROWTH ALLOCATION FUND
                           --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.

    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.

    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.

    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.

    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes, improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.

    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                           --------------------------
                           AIM GROWTH ALLOCATION FUND
                           --------------------------

ADVISOR COMPENSATION

The advisor does not receive a management fee from the fund.

PORTFOLIO MANAGERS

The fund is not actively managed, however, Gary K. Wendler, Director of Research and Product Development, assisted by a team of research professionals, determines the asset class allocation, underlying fund selections and target weightings for the fund. Mr. Wendler finalizes these allocations and selections with the help of a committee of investment professionals. He has been responsible for the fund since its inception in 2005 and has been associated with the advisor and/or its affiliates since 1995.

    The underlying funds are actively managed by teams of investment professionals. More information on the management teams of the underlying funds may be found on our website (http://www.aiminvestments.com). The website is not a part of this prospectus.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Growth Allocation Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist of both capital gains and ordinary income.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(3)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales    deferred sales    contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(6)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%             1.00%             0.45%             0.50%             0.25%(8)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares    convert to        convert to        convert to        convert to
                       Class A shares    at the end of     Class A shares    Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(4)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-term    to retirement     to employee       except as
  investors            funds             than              investors         plans,            benefit           described in
                                         $100,000(5)                         educational       plans(7)          the
                                                                             savings                             "Purchasing
                                                                             programs and                        Shares --
                                                                             wrap programs                       Grandfathered
                                                                                                                 Investors"
                                                                                                                 section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) Any purchase order for Class B shares in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

  Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to
    Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs, with the exception of traditional IRAs established in connection with the rollover of assets from an employer-sponsored retirement plan in which a fund was offered as an investment option.



(8) Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- on purchases under $10;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, A I M Distributors, Inc. or one or more of its corporate affiliates ("AIM") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. AIM makes these payments from its own resources, from A I M Distributors, Inc.'s retention of underwriting concessions and from payments to A I M Distributors, Inc. under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with AIM.

    AIM makes revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits AIM receives when it makes these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). AIM compensates financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments AIM makes may be calculated on sales of shares of AIM funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. AIM may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    AIM also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which AIM personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    AIM is motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, AIM benefits from the incremental management and other fees paid to AIM by the AIM funds with respect to those assets.

    You can find further details in the SAI about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from AIM or the AIM funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a "conduit investment vehicle"). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

The distributor has the discretion to accept orders for
  lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions (1) into another fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. A I M Distributors, Inc. assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Emerging Growth Fund
Fund                          AIM International Growth Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. The transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. You may, with limited
                                   exceptions, redeem from an IRA account by
                                   telephone. Redemptions from other types of
                                   retirement accounts may be requested in
                                   writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)
You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If a fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund, AIM                    X
                               Tax-Exempt Cash Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class
                               A3 Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class B, C, K, R, Institutional
                             Class Shares or Shares of the                                                      X
                             AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A3 Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class                  X
                               A Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class B, C, K, R, Institutional
                             Class Shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class B. Exceptions are:
                             - Class B Shares of other funds
                               cannot be exchanged for Class                  X
                               B Shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class A, A3, C, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class Shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class C. Exceptions are:
                             - Class C shares of other funds
                               cannot be exchanged for Class                  X
                               C shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class A, A3, B, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares or shares                                                    X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class K                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class A, A3, B, C, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class R                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class A, A3, B, C, K, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class A, A3, B, C, R, or
                             Investor Class shares.
                             Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Shares to be exchanged for                     X
                               Class B, C or R shares must
                               not have been acquired by
                               exchange from Class A shares
                               of any fund.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class K, Institutional Class
                             shares, or shares of AIM Summit                                                    X
                             Fund.
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Institutional Class                              X
---------------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Class A, A3, B, C, K, R, AIM
                             Cash Reserve Shares, Investor
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               A, A3, or Investor Class.
                             Exceptions are:
                             - Investor Class shares cannot
                               be exchanged for Class A
                               shares of any fund which
                               offers Investor Class shares.                  X
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               Class B, C, K, R, AIM Cash
                             Reserve Shares, Institutional
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class A, A3, or AIM Cash Reserve
                             Shares. Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM                 X
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class B, C, K, R, Institutional
                             or Investor Class shares.                                                          X
---------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class K shares for other Class K shares;

(5) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;

(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or
MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business. Premier Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares six times on each day the NYSE is open for business as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio determines the net asset value of its shares five times on day the NYSE is open for business as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time it actually closes.

TIMING OF ORDERS

You can purchase, exchange or redeem shares on each day the NYSE is open for business, prior to the close of the customary trading session or any earlier NYSE closing time that day. The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--12/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
WWW.AIMINVESTMENTS.COM

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Growth Allocation Fund
   SEC 1940 Act file number: 811-2699
----------------------------------------

AIMinvestments.com          -PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                    AIM MID CAP CORE EQUITY FUND

                                                                     PROSPECTUS

                                                                 APRIL 29, 2005


AIM Mid Cap Core Equity Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

As of end of business on February 27, 2004, the fund has limited public sales of its shares to certain investors.

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2
Performance Table                                    3
FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4
Expense Example                                      4
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5
Advisor Compensation                                 5
Portfolio Manager(s)                                 6
OTHER INFORMATION                                    6
------------------------------------------------------
Sales Charges                                        6
Dividends and Distributions                          6
Limited Fund Offering                                6
FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1
Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-4
Purchasing Shares                                  A-5
Redeeming Shares                                   A-6
Exchanging Shares                                 A-10
Pricing of Shares                                 A-12
Taxes                                             A-13
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap--Registered Trademark--Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap--Registered Trademark-- Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000--Registered Trademark-- Index. The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap--Registered Trademark-- Index are considered representative of medium-sized companies.

    In complying with the 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund may invest up to 20% of its assets in equity securities of companies in other market capitalization ranges. The fund may also invest up to 20% of its assets in investment-grade debt securities, U.S. government securities and high-quality money market instruments. The fund may invest up to 25% of its total assets in foreign securities. For risk management or cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    A larger position in cash or cash equivalents could detract from achieving the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity, and the potential lack of strict financial and accounting controls and standards.

    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management purposes, the fund may not achieve its investment objective.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                                                            ANNUAL
YEAR ENDED                                                                                                   TOTAL
DECEMBER 31                                                                                                 RETURNS
-----------                                                                                                 -------
1995......................................................................................................   23.23%
1996......................................................................................................   15.65%
1997......................................................................................................   14.05%
1998......................................................................................................   -4.71%
1999......................................................................................................   37.13%
2000......................................................................................................   18.81%
2001......................................................................................................    0.52%
2002......................................................................................................  -11.09%
2003......................................................................................................   27.10%
2004......................................................................................................    [  ]%



    The Class A shares' year-to-date total return as of March 31, 2005 is
[          ] was [  ]%.



    During the periods shown in the bar chart, the highest quarterly return was
[  ]% (quarter ended [          ]) and the lowest quarterly return was [  ]%
(quarter ended [          ]).

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
(for the periods ended                                                                   SINCE           INCEPTION
December 31, 2004)                           1 YEAR        5 YEARS       10 YEARS       INCEPTION(1)       DATE
-------------------------------------------------------------------------------------------------------------------
Class A                                                                                                   06/09/87
  Return Before Taxes                               %            %              %
  Return After Taxes on Distributions
  Return After Taxes on Distributions
    and Sale of Fund Shares
Class B                                                                                                   04/01/93
  Return Before Taxes
Class C                                                                                                   05/03/99
  Return Before Taxes
Class R(2)                                                                                                06/09/87(2)
  Return Before Taxes
-------------------------------------------------------------------------------------------------------------------
S&P 500(3)                                                       %
Russell Midcap--Registered Trademark--
  Index(4)
Lipper Mid-Cap Core Fund Index(5)
-------------------------------------------------------------------------------------------------------------------


After tax-returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for Class B, C and R shares will vary.


[(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.]


[(2) The returns shown for the one year period are the historical returns of the fund's Class R shares. The returns shown for the five and ten year periods are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.]


[(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell Midcap--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Mid-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group.]


[(4) The Russell Midcap--Registered Trademark-- Index measures the performance of the 800 smallest companies in the Russell 1000--Registered Trademark-- Index. These stocks represent approximately 25% of the total market capitalization of the Russell 1000--Registered Trademark-- Index.]


[(5) The Lipper Mid-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Core category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's MidCap 400 Index.]

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-----------------------------------------------------------------------------------
(fees paid directly from
your investment)                           CLASS A      CLASS B   CLASS C   CLASS R
-----------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                             5.50%        None      None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                          None(1,2)   5.00%     1.00%      None(3)
-----------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                                 %         %         %         %

Distribution and/or
Service (12b-1) Fees

Other Expenses

Total Annual Fund
Operating Expenses(5)
--------------------------------------------------------------------------------



[(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.]


[(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.]


[(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.]


[(4) There is no guarantee that actual expenses will be the same as those shown in the table.]


[(5) The distributor has agreed to limit Class A shares Rule 12b-1 distribution plan payments to 0.25% during the period the fund is offered on a limited basis to certain investors. Total Annual Fund Operating Expenses for Class A shares restated in this agreement are 1.31%. These expense limitation agreements may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors.]



If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.


    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $        $        $          $
Class B
Class C
Class R
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $        $        $          $
Class B
Class C
Class R
--------------------------------------------------------------------------------

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.



    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.



    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes, improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquires and Pending Litigation" (http://www.aiminvestments.com/regulatory).



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2004, the advisor received
compensation of [     ]% of average daily net assets.

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

PORTFOLIO MANAGER(S)


Ronald S. Sloan, Senior Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998.



    He is assisted by the advisor's Mid/Large Cap Core Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Mid Cap Core Equity Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

LIMITED FUND OFFERING
Due to the sometimes limited availability of common stocks of mid-capitalization companies that meet the investment criteria for the fund, the fund limited public sales of its shares to certain investors, effective as of the close of business on February 27, 2004. Investors should note that the fund reserves the right to refuse any order that might disrupt the efficient management of the fund.

    The following types of investors may continue to invest in the fund if they were invested in the fund on February 27, 2004 and remain invested in the fund after that date:

    (i)  Existing shareholders of the fund;

    (ii)  Existing shareholders of the fund who open other accounts in their name;
    (iii) The following plans and programs:


        - Retirement plans maintained pursuant to Section 401 of the Internal

 Revenue Code ("the Code");

        - Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under

 Section 501(c)(3) of the Code;

        - Retirement plans maintained pursuant to Section 457 of the Code;


        - Non qualified deferred compensation plans maintained pursuant to

 Section 83 of the Code; and

        - Qualified Tuition Programs maintained pursuant to Section 529 of the

 Code.
    Future investments in the fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. (the distributor). Please contact the distributor for approval.

    The following types of investors may open new accounts in the fund, if approved by the distributor:

- Retirement plans maintained pursuant to Section 401 of the Code;

- Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

- Retirement plans maintained pursuant to Section 457 of the Code;


- Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code;



- Qualified Tuition Programs maintained pursuant to Section 529 of the Code; and



- Portfolio management team, including analysts.


    Such plans and programs that are considering the fund as an investment option should contact the distributor for approval.

    During this limited offering period, the Rule 12b-1 fees for Class A shares will be reduced from 0.35% to 0.25% of the fund's average daily net assets attributable to Class A shares.

    The fund may resume sales of shares to other new investors on a future date if the advisor determines it is appropriate and the Board of Trustees approves.

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    This information has been audited by [                    ], whose report,
along with the fund's financial statements, is included in the fund's annual report which is available upon request.




                                                                                     CLASS A
                                                    -------------------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------
                                                       2004            2003             2002            2001           2000
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $               $                $                $              $
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)
=============================================================================================================================
    Total from investment operations
=============================================================================================================================
Less distributions:
  Dividends from net investment income
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
=============================================================================================================================
    Total distributions
=============================================================================================================================
Net asset value, end of period                      $               $                $                $              $
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return                                                  %               %                %              %              %
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $               $                $                $              $
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets                       %               %                %              %              %
=============================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                                  %               %                %              %              %
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                       %               %                %              %              %
_____________________________________________________________________________________________________________________________
=============================================================================================================================

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                                  CLASS B
                                                    -------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------
                                                      2004          2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $             $              $              $              $
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)
=======================================================================================================================
    Total from investment operations
=======================================================================================================================
Less distributions from net realized gains
=======================================================================================================================
Net asset value, end of period                      $             $              $              $              $
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return                                               %             %              %              %              %
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $             $              $              $              $
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets                    %             %              %              %              %
=======================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                               %             %              %              %              %
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                                    %             %              %              %              %
_______________________________________________________________________________________________________________________
=======================================================================================================================

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                                           CLASS C
                                                              ------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------------
                                                                2004           2003           2002          2001          2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $              $              $              $             $
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
================================================================================================================================
    Total from investment operations
================================================================================================================================
Less distributions from net realized gains
================================================================================================================================
Net asset value, end of period                                $              $              $              $             $
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return                                                         %              %              %             %             %
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $              $              $              $             $
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets                              %              %              %             %             %
================================================================================================================================
Ratio of net investment income (loss) to average net assets          %              %              %             %             %
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                              %              %              %             %             %
________________________________________________________________________________________________________________________________
================================================================================================================================







                                                                               CLASS R
                                                              -----------------------------------------
                                                                                          JUNE 3, 2002
                                                                   YEAR ENDED             (DATE SALES
                                                                  DECEMBER 31,            COMMENCED) TO
                                                              ---------------------       DECEMBER 31,
                                                               2004          2003            2002
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $             $                $
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=======================================================================================================
    Total from investment operations
=======================================================================================================
Less distributions from net realized gains
=======================================================================================================
Net asset value, end of period                                $             $                $
_______________________________________________________________________________________________________
=======================================================================================================
Total return                                                         %             %                %
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $             $                $
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets                              %             %                %
=======================================================================================================
Ratio of net investment income (loss) to average net assets          %             %                %
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate                                              %             %                %
_______________________________________________________________________________________________________
=======================================================================================================

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(3)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales    deferred sales    contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(6)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%             1.00%             0.45%             0.50%             0.25%(8)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares    convert to        convert to        convert to        convert to
                       Class A shares    at the end of     Class A shares    Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(4)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-term    to retirement     to employee       except as
  investors            funds             than              investors         plans,            benefit           described in
                                         $100,000(5)                         educational       plans(7)          the
                                                                             savings                             "Purchasing
                                                                             programs and                        Shares --
                                                                             wrap programs                       Grandfathered
                                                                                                                 Investors"
                                                                                                                 section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) Any purchase order for Class B shares in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

  Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to
    Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs, with the exception of traditional IRAs established in connection with the rollover of assets from an employer-sponsored retirement plan in which a fund was offered as an investment option.



(8) Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- on purchases under $10;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, A I M Distributors, Inc. or one or more of its corporate affiliates ("AIM") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. AIM makes these payments from its own resources, from A I M Distributors, Inc.'s retention of underwriting concessions and from payments to A I M Distributors, Inc. under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with AIM.

    AIM makes revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits AIM receives when it makes these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). AIM compensates financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments AIM makes may be calculated on sales of shares of AIM funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. AIM may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    AIM also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which AIM personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    AIM is motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, AIM benefits from the incremental management and other fees paid to AIM by the AIM funds with respect to those assets.

    You can find further details in the SAI about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from AIM or the AIM funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a "conduit investment vehicle"). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

The distributor has the discretion to accept orders for
  lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions (1) into another fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. A I M Distributors, Inc. assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Emerging Growth Fund
Fund                          AIM International Growth Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. The transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. You may, with limited
                                   exceptions, redeem from an IRA account by
                                   telephone. Redemptions from other types of
                                   retirement accounts may be requested in
                                   writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)
You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If a fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund, AIM                    X
                               Tax-Exempt Cash Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class
                               A3 Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class B, C, K, R, Institutional
                             Class Shares or Shares of the                                                      X
                             AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A3 Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class                  X
                               A Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class B, C, K, R, Institutional
                             Class Shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class B. Exceptions are:
                             - Class B Shares of other funds
                               cannot be exchanged for Class                  X
                               B Shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class A, A3, C, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class Shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class C. Exceptions are:
                             - Class C shares of other funds
                               cannot be exchanged for Class                  X
                               C shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class A, A3, B, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares or shares                                                    X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class K                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class A, A3, B, C, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class R                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class A, A3, B, C, K, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class A, A3, B, C, R, or
                             Investor Class shares.
                             Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Shares to be exchanged for                     X
                               Class B, C or R shares must
                               not have been acquired by
                               exchange from Class A shares
                               of any fund.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class K, Institutional Class
                             shares, or shares of AIM Summit                                                    X
                             Fund.
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Institutional Class                              X
---------------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Class A, A3, B, C, K, R, AIM
                             Cash Reserve Shares, Investor
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               A, A3, or Investor Class.
                             Exceptions are:
                             - Investor Class shares cannot
                               be exchanged for Class A
                               shares of any fund which
                               offers Investor Class shares.                  X
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               Class B, C, K, R, AIM Cash
                             Reserve Shares, Institutional
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class A, A3, or AIM Cash Reserve
                             Shares. Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM                 X
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class B, C, K, R, Institutional
                             or Investor Class shares.                                                          X
---------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class K shares for other Class K shares;

(5) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;

(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or
MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business. Premier Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares six times on each day the NYSE is open for business as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio determines the net asset value of its shares five times on day the NYSE is open for business as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time it actually closes.

TIMING OF ORDERS

You can purchase, exchange or redeem shares on each day the NYSE is open for business, prior to the close of the customary trading session or any earlier NYSE closing time that day. The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--12/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
WWW.AIMINVESTMENTS.COM.



You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


----------------------------------------
   AIM Mid Cap Core Equity Fund
   SEC 1940 Act file number: 811-2699
----------------------------------------

AIMinvestments.com     MCCE-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                    AIM MODERATE ALLOCATION FUND

                                                                     PROSPECTUS

                                                                 APRIL 29, 2005


AIM Moderate Allocation Fund seeks total return consistent with a moderate level of risk relative to the broad stock market.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                          ----------------------------
                          AIM MODERATE ALLOCATION FUND
                          ----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     2
------------------------------------------------------
FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-4

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          ----------------------------
                          AIM MODERATE ALLOCATION FUND
                          ----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide total return consistent with a moderate level of risk relative to the broad stock market. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by building a portfolio of mutual fund investments consistent with a moderate level of risk relative to the broad stock market as represented by the S&P 500 Index. The fund is a "fund of funds," which means that it invests its assets in other underlying mutual funds advised by A I M Advisors, Inc. (the advisor). The advisor uses a two-step process to create the fund's portfolio. The first step is a strategic asset allocation by the advisor among broad asset classes. The second step involves the actual selection by the advisor of underlying funds to represent the broad asset classes and the determination by the advisor of target weightings in these underlying funds. The fund's target allocation is to invest 60% of its total assets in equity funds, including up to 20% in international or global equity funds, and 40% of its total assets in fixed-income funds. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents.

    The advisor monitors the selection of underlying funds to ensure that they continue to conform to the fund's asset class allocations and automatically rebalances the fund's investments in the underlying funds on an annual basis to keep them within their target weightings. However, the advisor has the ability to rebalance on a more frequent basis if necessary. The advisor may change the fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or U.S. Government securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income that you receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities held by the underlying funds in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    Compared to higher-quality debt securities, junk bonds in which an underlying fund invests involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

    The values of convertible securities in which an underlying fund invests may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the underlying funds.

    The prices of the foreign securities in which an underlying fund invests may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the underlying fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the underlying fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or

                          ----------------------------
                          AIM MODERATE ALLOCATION FUND
                          ----------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)
--------------------------------------------------------------------------------

sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    There is a risk that the advisor's evaluations and assumptions regarding the fund's broad asset classes or the underlying funds in which the fund invests may be incorrect based on actual market conditions. There is a risk that the fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and the performance of the underlying funds may be lower than the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.

    The advisor has the ability to select and substitute the underlying funds in which the fund invests, and may be subject to potential conflicts of interest in selecting underlying funds because it may receive higher fees from certain underlying funds than others. However, as a fiduciary to the fund, the advisor is required to act in the fund's best interest when selecting underlying funds.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                          ----------------------------
                          AIM MODERATE ALLOCATION FUND
                          ----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                      CLASS A    CLASS B    CLASS C    CLASS R
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         5.50%      None       None        None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                      None(1,2)   5.00%     1.00%       None(3)
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                     CLASS A    CLASS B    CLASS C    CLASS R
--------------------------------------------------------------------------------
Management Fees                             %          %          %          %

Distribution and/or
Service (12b-1) Fees

Other Expenses(5)

Total Annual Fund
Operating Expenses

Fee Waiver(6)

Net Annual Fund Operating Expenses

Estimated Indirect Expenses of
Underlying Funds(7)

Total Annual Fund Operating Expenses
and Estimated Indirect Expenses of
Underlying Funds
--------------------------------------------------------------------------------



[(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.]


[(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.]


[(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.]


[(4) There is no guarantee that actual expenses will be the same as those shown in the table.]


[(5) Other Expenses are based on estimated average assets for the current fiscal year.]


[(6) The fund's advisor has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit Other Expenses (excluding certain items discussed below) to 0.05% on Class A, Class B, Class C and Class R shares. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the limits: (i) Rule 12b-1 fees;
     (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from the banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2005.]


[(7) In addition to the Total Annual Fund Operating Expense which the fund bears directly, the fund's shareholders indirectly bear the expenses of the underlying funds in which the fund invests. The fund's Estimated Indirect Expense of Underlying Funds is based on the annual operating expenses of the underlying funds and the target allocation percentages.]



If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.


    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                                               1 YEAR       3 YEARS
-----------------------------------------------------------------------------------
Class A                                                         $           $
Class B
Class C
Class R
-----------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                                               1 YEAR       3 YEARS
-----------------------------------------------------------------------------------
Class A                                                         $           $
Class B
Class C
Class R
-----------------------------------------------------------------------------------

                          ----------------------------
                          AIM MODERATE ALLOCATION FUND
                          ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.



    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.



    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes, improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquires and Pending Litigation" (http://www.aiminvestments.com/regulatory).



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                          ----------------------------
                          AIM MODERATE ALLOCATION FUND
                          ----------------------------

ADVISOR COMPENSATION

The advisor does not receive a management fee from the fund.

PORTFOLIO MANAGERS


The fund is not actively managed, however, Gary Wendler, Director of Research and Product Development, assisted by a group of research professionals, determines the asset class allocation, underlying fund selections and target weightings for the fund. Mr. Wendler finalizes these allocations and selections with the help of a committee of investment professionals. He has been responsible for the fund since its inception in 2004 and has been associated with the advisor and/or its affiliates since 1995.



    The underlying funds are actively managed by teams of investment professionals. More information on the management teams of the underlying funds may be found on our website (http://www.aiminvestments.com). The website is not a part of this prospectus.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Moderate Allocation Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist of both capital gains and ordinary income.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                          ----------------------------
                          AIM MODERATE ALLOCATION FUND
                          ----------------------------


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.



    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).



    This information has been audited by [          ], whose report, along with
the fund's financial statements, is included in the fund's annual report, which is available upon request.




                                                                         CLASS A
                                                                        ----------
Net asset value, beginning of period                                    $
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
==================================================================================
    Total from investment operations
==================================================================================
Less distributions:
  Dividends from net investment income
----------------------------------------------------------------------------------
  Distributions from net realized gains
==================================================================================
    Total distributions
==================================================================================
Net asset value, end of period                                          $
__________________________________________________________________________________
==================================================================================
Total return                                                                      %
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets                                           %
==================================================================================
Ratio of net investment income (loss) to average net assets                       %
__________________________________________________________________________________
==================================================================================
Portfolio turnover rate                                                           %
__________________________________________________________________________________
==================================================================================




                                                                         CLASS B
                                                                        ----------
Net asset value, beginning of period                                    $
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
==================================================================================
    Total from investment operations
==================================================================================
Less distributions:
  Dividends from net investment income
----------------------------------------------------------------------------------
  Distributions from net realized gains
==================================================================================
    Total distributions
==================================================================================
Net asset value, end of period                                          $
__________________________________________________________________________________
==================================================================================
Total return                                                                      %
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets                                           %
==================================================================================
Ratio of net investment income (loss) to average net assets                       %
__________________________________________________________________________________
==================================================================================
Portfolio turnover rate                                                           %
__________________________________________________________________________________
==================================================================================

                          ----------------------------
                          AIM MODERATE ALLOCATION FUND
                          ----------------------------


FINANCIAL HIGHLIGHTS (CONTINUED)

--------------------------------------------------------------------------------




                                                                         CLASS C
                                                                        ----------
Net asset value, beginning of period                                    $
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
==================================================================================
    Total from investment operations
==================================================================================
Less distributions:
  Dividends from net investment income
----------------------------------------------------------------------------------
  Distributions from net realized gains
==================================================================================
    Total distributions
==================================================================================
Net asset value, end of period                                          $
__________________________________________________________________________________
==================================================================================
Total return                                                                      %
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets                                           %
==================================================================================
Ratio of net investment income (loss) to average net assets                       %
__________________________________________________________________________________
==================================================================================
Portfolio turnover rate                                                           %
__________________________________________________________________________________
==================================================================================




                                                                         CLASS R
                                                                        ----------
Net asset value, beginning of period                                    $
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)
==================================================================================
    Total from investment operations
==================================================================================
Less distributions:
  Dividends from net investment income
----------------------------------------------------------------------------------
  Distributions from net realized gains
==================================================================================
    Total distributions
==================================================================================
Net asset value, end of period                                          $
__________________________________________________________________________________
==================================================================================
Total return                                                                      %
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets                                           %
==================================================================================
Ratio of net investment income (loss) to average net assets                       %
__________________________________________________________________________________
==================================================================================
Portfolio turnover rate                                                           %
__________________________________________________________________________________
==================================================================================

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(3)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales    deferred sales    contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(6)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%             1.00%             0.45%             0.50%             0.25%(8)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares    convert to        convert to        convert to        convert to
                       Class A shares    at the end of     Class A shares    Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(4)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-term    to retirement     to employee       except as
  investors            funds             than              investors         plans,            benefit           described in
                                         $100,000(5)                         educational       plans(7)          the
                                                                             savings                             "Purchasing
                                                                             programs and                        Shares --
                                                                             wrap programs                       Grandfathered
                                                                                                                 Investors"
                                                                                                                 section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) Any purchase order for Class B shares in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

  Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to
    Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs, with the exception of traditional IRAs established in connection with the rollover of assets from an employer-sponsored retirement plan in which a fund was offered as an investment option.



(8) Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- on purchases under $10;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, A I M Distributors, Inc. or one or more of its corporate affiliates ("AIM") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. AIM makes these payments from its own resources, from A I M Distributors, Inc.'s retention of underwriting concessions and from payments to A I M Distributors, Inc. under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with AIM.

    AIM makes revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits AIM receives when it makes these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). AIM compensates financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments AIM makes may be calculated on sales of shares of AIM funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. AIM may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    AIM also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which AIM personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    AIM is motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, AIM benefits from the incremental management and other fees paid to AIM by the AIM funds with respect to those assets.

    You can find further details in the SAI about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from AIM or the AIM funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a "conduit investment vehicle"). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

The distributor has the discretion to accept orders for
  lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions (1) into another fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. A I M Distributors, Inc. assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Emerging Growth Fund
Fund                          AIM International Growth Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. The transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. You may, with limited
                                   exceptions, redeem from an IRA account by
                                   telephone. Redemptions from other types of
                                   retirement accounts may be requested in
                                   writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)
You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If a fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund, AIM                    X
                               Tax-Exempt Cash Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class
                               A3 Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class B, C, K, R, Institutional
                             Class Shares or Shares of the                                                      X
                             AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A3 Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class                  X
                               A Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class B, C, K, R, Institutional
                             Class Shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class B. Exceptions are:
                             - Class B Shares of other funds
                               cannot be exchanged for Class                  X
                               B Shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class A, A3, C, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class Shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class C. Exceptions are:
                             - Class C shares of other funds
                               cannot be exchanged for Class                  X
                               C shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class A, A3, B, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares or shares                                                    X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class K                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class A, A3, B, C, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class R                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class A, A3, B, C, K, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class A, A3, B, C, R, or
                             Investor Class shares.
                             Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Shares to be exchanged for                     X
                               Class B, C or R shares must
                               not have been acquired by
                               exchange from Class A shares
                               of any fund.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class K, Institutional Class
                             shares, or shares of AIM Summit                                                    X
                             Fund.
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Institutional Class                              X
---------------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Class A, A3, B, C, K, R, AIM
                             Cash Reserve Shares, Investor
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               A, A3, or Investor Class.
                             Exceptions are:
                             - Investor Class shares cannot
                               be exchanged for Class A
                               shares of any fund which
                               offers Investor Class shares.                  X
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               Class B, C, K, R, AIM Cash
                             Reserve Shares, Institutional
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class A, A3, or AIM Cash Reserve
                             Shares. Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM                 X
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class B, C, K, R, Institutional
                             or Investor Class shares.                                                          X
---------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class K shares for other Class K shares;

(5) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;

(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or
MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business. Premier Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares six times on each day the NYSE is open for business as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio determines the net asset value of its shares five times on day the NYSE is open for business as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time it actually closes.

TIMING OF ORDERS

You can purchase, exchange or redeem shares on each day the NYSE is open for business, prior to the close of the customary trading session or any earlier NYSE closing time that day. The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--12/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with the fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 959-4246
ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
WWW.AIMINVESTMENTS.COM.



You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


----------------------------------------
   AIM Moderate Allocation Fund
   SEC 1940 Act file number: 811-2699
----------------------------------------

AIMinvestments.com     MAL-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

         THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                 SUBJECT TO COMPLETION--DATED FEBRUARY 11, 2004

                                     AIM MODERATELY CONSERVATIVE ALLOCATION FUND

                                                                     PROSPECTUS
                                                                 APRIL 29, 2005

AIM Moderately Conservative Allocation Fund seeks total return consistent with a lower level of risk relative to the broad stock market.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                        --------------------------------
                  AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                        --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     2
------------------------------------------------------
FEE TABLE AND EXPENSE EXAMPLE                        2
------------------------------------------------------
Fee Table                                            2

Expense Example                                      2

FUND MANAGEMENT                                      3
------------------------------------------------------
The Advisor                                          3

Advisor Compensation                                 3

Portfolio Managers                                   3

OTHER INFORMATION                                    3
------------------------------------------------------
Sales Charges                                        3

Dividends and Distributions                          3

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Excessive Short-Term Trading Activity
  Disclosures                                      A-4

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(K), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        --------------------------------
                  AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide total return consistent with a lower level of risk relative to the broad stock market. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by building a portfolio of mutual fund investments consistent with a lower level of risk relative to the broad stock market as represented by the S&P 500 Index. The fund is a "fund of funds," which means that it invests its assets in other underlying mutual funds advised by A I M Advisors, Inc. (the advisor). The advisor uses a two-step process to create the fund's portfolio. The first step is a strategic asset allocation by the advisor among broad asset classes. The second step involves the actual selection by the advisor of underlying funds to represent the broad asset classes and the determination by the advisor of target weightings in these underlying funds. The fund's target allocation is to invest 60% of its total assets in fixed-income funds and 40% of its total assets in equity funds. The fund may invest its cash allocation directly in cash equivalents and U.S. Government Securities rather than a money market fund. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents.

    The advisor monitors the selection of underlying funds to ensure that they continue to conform to the fund's asset class allocations and automatically rebalances the fund's investments in the underlying funds on an annual basis to keep them within their target weightings. However, the advisor has the ability to rebalance on a more frequent basis if necessary. The advisor may change the fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or U.S. Government securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income that you receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities held by the underlying funds in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the underlying fund to sell securities at a desirable price. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The prices of high-coupon U.S. Government agency mortgage-backed securities fall more slowly when interest rates rise than do prices of traditional fixed-rate securities. Some of the securities purchased by the underlying fund are not guaranteed by the U.S. Government. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    Mortgage-backed and asset-backed securities in which an underlying fund invests are subject to different risks from bonds and, as a result, may respond to changes in interest rates differently. If interest rates fall, people refinance or pay off their mortgages ahead of time, which may cause mortgage-backed securities to lose value. If interest rates rise, many people may refinance or prepay their mortgages at a slower-than-expected rate. This may effectively lengthen the life of mortgage-backed securities, which may cause the securities to be more sensitive to changes in interest rates.

    The values of convertible securities in which an underlying fund invests may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the underlying funds.

    Foreign securities in which an underlying fund invests have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditor's claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of

                        --------------------------------
                  AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                        --------------------------------

time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

    High-coupon U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The underlying fund may purchase such securities at a premium. If these securities experience a faster principal prepayment rate than expected, both the market value of and income from such securities will decrease.

    There is a risk that the advisor's evaluations and assumptions regarding the fund's broad asset classes or the underlying funds in which the fund invests may be incorrect based on actual market conditions. There is a risk that the fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and the performance of the underlying funds may be lower than the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.

    The advisor has the ability to select and substitute the underlying funds in which the fund invests, and may be subject to potential conflicts of interest in selecting underlying funds because it may receive higher fees from certain underlying funds than others. However, as a fiduciary to the fund, the advisor is required to act in the fund's best interest when selecting underlying funds.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                        --------------------------------
                  AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                      CLASS A    CLASS B    CLASS C    CLASS R
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         5.50%      None       None        None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                      None(1,2)   5.00%     1.00%       None(3)
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                             0.00%     0.00%     0.00%     0.00%

Distribution and/or
Service (12b-1) Fees                        0.35      1.00      1.00      0.50

Other Expenses(5)                           0.65      0.65      0.65      0.65

Total Annual Fund
Operating Expenses                          1.00      1.65      1.65      1.15

Fee Waiver(6)                               0.51      0.51      0.51      0.51

Net Annual Fund Operating Expenses          0.49      1.14      1.14      0.64

Estimated Indirect Expenses of Underlying
Funds(7)                                    0.76      0.76      0.76      0.76

Total Annual Fund Operating Expenses and
Estimated Indirect Expenses of Underlying
Funds                                       1.25      1.90      1.90      1.40
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.
(5) Other Expenses are based on estimated average assets for the current fiscal year.
(6) The fund's advisor has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit Other Expenses (excluding certain items discussed below) to 0.14% on Class A, Class B, Class C and Class R shares. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the limits: (i) Rule 12b-1 fees;
    (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's board of trustees; (vi) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (vii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from the banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2006.
(7) In addition to the Total Annual Fund Operating Expenses which the fund bears directly, the fund's shareholders indirectly bear the expenses of the underlying funds in which the fund invests. The fund's Estimated Indirect Expense of Underlying Funds is based on the annual operating expenses of the underlying funds and the target allocation percentages.

If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR   3 YEARS
-------------------------------------------------------------------------------
Class A                                                         $670    $1,027
Class B                                                          693     1,003
Class C                                                          293       703
Class R                                                          143       551
-------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                                               1 YEAR   3 YEARS
-------------------------------------------------------------------------------
Class A                                                         $670    $1,027
Class B                                                          193       703
Class C                                                          193       703
Class R                                                          143       551
-------------------------------------------------------------------------------

                        --------------------------------
                  AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                        --------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.

    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.

    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.

    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.

    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes, improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.

    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                        --------------------------------
                  AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                        --------------------------------

ADVISOR COMPENSATION

The advisor does not receive a management fee from the fund.

PORTFOLIO MANAGERS

The fund is not actively managed, however, Gary K. Wendler, Director of Research and Product Development, assisted by a team of research professionals, determines the asset class allocation, underlying fund selections and target weightings for the fund. Mr. Wendler finalizes these allocations and selections with the help of a committee of investment professionals. He has been responsible for the fund since its inception in 2005 and has been associated with the advisor and/or its affiliates since 1995.

    The underlying funds are actively managed by teams of investment professionals. More information on the management teams of the underlying funds may be found on our website (http://www.aiminvestments.com). The website is not a part of this prospectus.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Moderately Conservative Allocation Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist of both capital gains and ordinary income.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(3)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales    deferred sales    contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(6)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%             1.00%             0.45%             0.50%             0.25%(8)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares    convert to        convert to        convert to        convert to
                       Class A shares    at the end of     Class A shares    Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(4)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-term    to retirement     to employee       except as
  investors            funds             than              investors         plans,            benefit           described in
                                         $100,000(5)                         educational       plans(7)          the
                                                                             savings                             "Purchasing
                                                                             programs and                        Shares --
                                                                             wrap programs                       Grandfathered
                                                                                                                 Investors"
                                                                                                                 section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) Any purchase order for Class B shares in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

  Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to
    Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs, with the exception of traditional IRAs established in connection with the rollover of assets from an employer-sponsored retirement plan in which a fund was offered as an investment option.



(8) Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- on purchases under $10;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, A I M Distributors, Inc. or one or more of its corporate affiliates ("AIM") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. AIM makes these payments from its own resources, from A I M Distributors, Inc.'s retention of underwriting concessions and from payments to A I M Distributors, Inc. under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with AIM.

    AIM makes revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits AIM receives when it makes these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). AIM compensates financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments AIM makes may be calculated on sales of shares of AIM funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. AIM may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    AIM also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which AIM personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    AIM is motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, AIM benefits from the incremental management and other fees paid to AIM by the AIM funds with respect to those assets.

    You can find further details in the SAI about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from AIM or the AIM funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a "conduit investment vehicle"). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

The distributor has the discretion to accept orders for
  lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions (1) into another fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. A I M Distributors, Inc. assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Emerging Growth Fund
Fund                          AIM International Growth Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. The transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. You may, with limited
                                   exceptions, redeem from an IRA account by
                                   telephone. Redemptions from other types of
                                   retirement accounts may be requested in
                                   writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)
You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If a fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund, AIM                    X
                               Tax-Exempt Cash Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class
                               A3 Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class B, C, K, R, Institutional
                             Class Shares or Shares of the                                                      X
                             AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A3 Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class                  X
                               A Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class B, C, K, R, Institutional
                             Class Shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class B. Exceptions are:
                             - Class B Shares of other funds
                               cannot be exchanged for Class                  X
                               B Shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class A, A3, C, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class Shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class C. Exceptions are:
                             - Class C shares of other funds
                               cannot be exchanged for Class                  X
                               C shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class A, A3, B, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares or shares                                                    X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class K                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class A, A3, B, C, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class R                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class A, A3, B, C, K, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class A, A3, B, C, R, or
                             Investor Class shares.
                             Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Shares to be exchanged for                     X
                               Class B, C or R shares must
                               not have been acquired by
                               exchange from Class A shares
                               of any fund.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class K, Institutional Class
                             shares, or shares of AIM Summit                                                    X
                             Fund.
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Institutional Class                              X
---------------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Class A, A3, B, C, K, R, AIM
                             Cash Reserve Shares, Investor
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               A, A3, or Investor Class.
                             Exceptions are:
                             - Investor Class shares cannot
                               be exchanged for Class A
                               shares of any fund which
                               offers Investor Class shares.                  X
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               Class B, C, K, R, AIM Cash
                             Reserve Shares, Institutional
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class A, A3, or AIM Cash Reserve
                             Shares. Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM                 X
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class B, C, K, R, Institutional
                             or Investor Class shares.                                                          X
---------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class K shares for other Class K shares;

(5) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;

(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or
MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business. Premier Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares six times on each day the NYSE is open for business as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio determines the net asset value of its shares five times on day the NYSE is open for business as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time it actually closes.

TIMING OF ORDERS

You can purchase, exchange or redeem shares on each day the NYSE is open for business, prior to the close of the customary trading session or any earlier NYSE closing time that day. The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--12/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
WWW.AIMINVESTMENTS.COM.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Moderately Conservative Allocation Fund
   SEC 1940 Act file number: 811-2699
----------------------------------------

AIMinvestments.com       -PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                       AIM SMALL CAP GROWTH FUND

                                                                     PROSPECTUS

                                                                 APRIL 29, 2005


AIM Small Cap Growth Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

As of the end of business on March 18, 2002, the fund has limited public sales of its shares to certain investors.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Manager(s)                                 6

OTHER INFORMATION                                    6
------------------------------------------------------
Sales Charges                                        6

Dividends and Distributions                          6

Limited Fund Offering                                6

FINANCIAL HIGHLIGHTS                                 8
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1
Tools Used to Combat Excessive Short-Term
  Trading                                          A-4

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of small-capitalization companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

    The fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS([1])
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1996...................................................................   13.81%
1997...................................................................   16.22%
1998...................................................................   23.15%
1999...................................................................   90.64%
2000...................................................................   -0.74%
2001...................................................................  -13.79%
2002...................................................................  -28.01%
2003...................................................................   39.12%
2004...................................................................    [  ]%




    The Class A shares' year-to-date total return as of [          ] was
[     ]%.



    During the periods shown in the bar chart, the highest quarterly return was
[     ]% (quarter ended [          ]) and the lowest quarterly return was
[     ]% (quarter ended [          ]).



[(1) A significant portion of the fund's returns during certain periods prior to 2001 was attributable to its investments in initial public offerings
     (IPOs). These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the "Financial Highlights" section of this prospectus.]

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE(1)

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payments of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                     5           SINCE         INCEPTION
December 31, 2004)        1 YEAR         YEARS         INCEPTION       DATE
--------------------------------------------------------------------------------
Class A                                                               10/18/95
  Return Before Taxes            %           %             %
  Return After Taxes
     on Distributions
  Return After Taxes
     on Distributions
     and Sale of Fund
     Shares
Class B                                                               10/18/95
  Return Before Taxes
Class C                                                               05/03/99
  Return Before Taxes
Class R(2)                                                            10/18/95(2)
  Return Before Taxes
--------------------------------------------------------------------------------
S&P 500(3)                                                            10/31/95(6)
Russell
  2000--Registered
  Trademark-- Growth
  Index(4)                                                            10/31/95(6)
Lipper Small-Cap
  Growth Fund Index(5)                                                10/31/95(6)
--------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for Class B, C and R shares will vary.


[(1) A significant portion of the fund's returns during certain periods prior to 2001 was attributable to its investments in IPOs. These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the "Financial Highlights" section of this prospectus.]


[(2) The returns shown for the one year period are the historical returns of the fund's Class R shares. The returns shown for the five year period and since inception are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.]


[(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 2000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Small-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer group.]


[(4) The Russell 2000--Registered Trademark-- Growth Index measures the performance of those Russell 2000--Registered Trademark-- Index companies with higher price-to-book ratios and higher forecasted growth values.]


[(5) The Lipper Small-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Small-Cap Growth category. These funds typically invest in stocks with market capitalizations below $1 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's SmallCap 600 Index.]


[(6) The average annual total return given is since the month end closest to the inception date of the classes with the longest performance history.]

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                      CLASS A    CLASS B    CLASS C    CLASS R
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         5.50%      None       None       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                      None(1,2)  5.00%     1.00%       None(3)
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                                 %         %         %         %

Distribution and/or
Service (12b-1) Fees

Other Expenses

Total Annual Fund
Operating Expenses(5)
--------------------------------------------------------------------------------



[(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.]


[(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.]


[(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.]


[(4) There is no guarantee that actual expenses will be the same as those shown in the table.]


[(5) The distributor has agreed to limit Class A shares Rule 12b-1 distribution plan payments to 0.25% during the periods the fund is offered on a limited basis to certain investors. Total Annual Fund Operating Expenses for Class A shares restated for this agreement are 1.27%. These expense limitation agreements may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors.]



If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.


    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $        $        $          $
Class B
Class C
Class R
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $        $        $          $
Class B
Class C
Class R
--------------------------------------------------------------------------------

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.



    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.



    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes, improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquires and Pending Litigation" (http://www.aiminvestments.com/regulatory).



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2004, the advisor received
compensation of [     ]% of average daily net assets.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

PORTFOLIO MANAGER(S)


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:



- Juliet S. Ellis (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.



- Juan R. Hartsfield, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.





    They are assisted by the advisor's Small Cap Core/Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Small Cap Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

LIMITED FUND OFFERING
Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for the fund, the fund limited public sales of its shares to certain investors, effective as of the close of business on March 18, 2002. Investors should note that the fund reserves the right to refuse any order that might disrupt the efficient management of the fund.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

OTHER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


    The following types of investors may continue to invest in the fund if they were invested in the fund on March 18, 2002 and remain invested in the fund after that date:

    (i) Existing shareholders of the fund;

    (ii) Existing shareholders of the fund who open other accounts in their name;

    (iii) The following plans and programs:

       - Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code");

       - Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

       - Retirement plans maintained pursuant to Section 457 of the Code;

       - Non qualified deferred compensation plans maintained pursuant to
         Section 83 of the Code; and

       - Qualified Tuition Programs maintained pursuant to Section 529 of the

Code.
    Future investments in the fund made by existing brokerage firm wrap programs are at the discretion of A I M Distributors, Inc. (the distributor). Please contact the distributor for approval.

    The following types of investors may open new accounts in the fund, if approved by the distributor:

- Retirement plans maintained pursuant to Section 401 of the Code;

- Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

- Retirement plans maintained pursuant to Section 457 of the Code;


- Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code;



- Qualified Tuition Programs maintained pursuant to Section 529 of the Code; and


- Portfolio management team, including analysts.

    Such plans and programs that are considering the fund as an investment option should contact the distributor for approval.

    During this limited offering period, the Rule 12b-1 fees for Class A shares will be reduced from 0.35% to 0.25% of the fund's average daily net assets attributable to Class A shares.

    The fund may resume sales of shares to other new investors on a future date if the advisor determines it is appropriate and the Board of Trustees approves.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    This information has been audited by [          ], whose report, along with
the fund's financial statements, is included in the fund's annual report which is available upon request.


    A significant portion of the fund's returns was attributable to its investments in IPOs during certain fiscal years prior to 2001, including the fiscal year ended 2000, which had a magnified impact on the fund due to its relatively small asset base during this period. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.



                                                                                         CLASS A
                                                         -----------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                         -----------------------------------------------------------------------
                                                            2004            2003            2002           2001           2000
                                                         ----------      ----------       --------       --------       --------
Net asset value, beginning of period                     $               $                $              $              $
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
================================================================================================================================
  Net gains (losses) on securities (both realized and
    unrealized)
================================================================================================================================
    Total from investment operations
================================================================================================================================
Less distributions:
  Distributions from net realized gains
================================================================================================================================
Net asset value, end of period                           $               $                $              $              $
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return                                                       %               %              %              %              %
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $               $                $              $              $
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 %               %              %              %              %
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              %               %              %              %              %
================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                           %               %              %              %              %
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                            %               %              %              %              %
________________________________________________________________________________________________________________________________
================================================================================================================================

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                                           CLASS B
                                                              ------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------------
                                                                2004          2003           2002           2001          2000
                                                              --------      --------       --------       --------      --------
Net asset value, beginning of period                          $             $              $              $             $
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
================================================================================================================================
    Total from investment operations
================================================================================================================================
Less distributions:
  Distributions from net realized gains
================================================================================================================================
Net asset value, end of period                                $             $              $              $             $
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return                                                          %             %              %              %             %
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $             $              $              $             $
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    %             %              %              %             %
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                 %             %              %              %             %
================================================================================================================================
Ratio of net investment income (loss) to average net assets           %             %              %              %             %
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                               %             %              %              %             %
________________________________________________________________________________________________________________________________
================================================================================================================================

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                                          CLASS C
                                                              ---------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------------------
                                                               2004          2003          2002          2001          2000
                                                              -------       -------       -------       -------       -------
Net asset value, beginning of period                          $             $             $             $             $
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=============================================================================================================================
    Total from investment operations
=============================================================================================================================
Less distributions:
=============================================================================================================================
Net asset value, end of period                                $             $             $             $             $
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return                                                         %             %             %             %             %
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $             $             $             $             $
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   %             %             %             %             %
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                %             %             %             %             %
=============================================================================================================================
Ratio of net investment income (loss) to average net assets          %             %             %             %             %
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                                            %             %             %             %
_____________________________________________________________________________________________________________________________
=============================================================================================================================




                                                                    CLASS R
                                                              -------------------
                                                                  YEAR ENDED
                                                                 DECEMBER 31,
                                                              -------------------
                                                               2004         2003
                                                              ------       ------
Net asset value, beginning of period                          $            $
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
---------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=================================================================================
  Total from investment operations
=================================================================================
Net asset value, end of period                                $            $
_________________________________________________________________________________
=================================================================================
Total return                                                        %            %
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $            $
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets                             %            %
=================================================================================
Ratio of net investment income (loss) to average net assets         %            %
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate                                             %            %
_________________________________________________________________________________
=================================================================================

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(3)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales    deferred sales    contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(6)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%             1.00%             0.45%             0.50%             0.25%(8)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares    convert to        convert to        convert to        convert to
                       Class A shares    at the end of     Class A shares    Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(4)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-term    to retirement     to employee       except as
  investors            funds             than              investors         plans,            benefit           described in
                                         $100,000(5)                         educational       plans(7)          the
                                                                             savings                             "Purchasing
                                                                             programs and                        Shares --
                                                                             wrap programs                       Grandfathered
                                                                                                                 Investors"
                                                                                                                 section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) Any purchase order for Class B shares in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

  Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to
    Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs, with the exception of traditional IRAs established in connection with the rollover of assets from an employer-sponsored retirement plan in which a fund was offered as an investment option.



(8) Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- on purchases under $10;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, A I M Distributors, Inc. or one or more of its corporate affiliates ("AIM") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. AIM makes these payments from its own resources, from A I M Distributors, Inc.'s retention of underwriting concessions and from payments to A I M Distributors, Inc. under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with AIM.

    AIM makes revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits AIM receives when it makes these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). AIM compensates financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments AIM makes may be calculated on sales of shares of AIM funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. AIM may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    AIM also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which AIM personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    AIM is motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, AIM benefits from the incremental management and other fees paid to AIM by the AIM funds with respect to those assets.

    You can find further details in the SAI about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from AIM or the AIM funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a "conduit investment vehicle"). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

The distributor has the discretion to accept orders for
  lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions (1) into another fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. A I M Distributors, Inc. assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Emerging Growth Fund
Fund                          AIM International Growth Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. The transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. You may, with limited
                                   exceptions, redeem from an IRA account by
                                   telephone. Redemptions from other types of
                                   retirement accounts may be requested in
                                   writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)
You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If a fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund, AIM                    X
                               Tax-Exempt Cash Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class
                               A3 Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class B, C, K, R, Institutional
                             Class Shares or Shares of the                                                      X
                             AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A3 Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class                  X
                               A Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class B, C, K, R, Institutional
                             Class Shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class B. Exceptions are:
                             - Class B Shares of other funds
                               cannot be exchanged for Class                  X
                               B Shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class A, A3, C, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class Shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class C. Exceptions are:
                             - Class C shares of other funds
                               cannot be exchanged for Class                  X
                               C shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class A, A3, B, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares or shares                                                    X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class K                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class A, A3, B, C, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class R                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class A, A3, B, C, K, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class A, A3, B, C, R, or
                             Investor Class shares.
                             Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Shares to be exchanged for                     X
                               Class B, C or R shares must
                               not have been acquired by
                               exchange from Class A shares
                               of any fund.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class K, Institutional Class
                             shares, or shares of AIM Summit                                                    X
                             Fund.
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Institutional Class                              X
---------------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Class A, A3, B, C, K, R, AIM
                             Cash Reserve Shares, Investor
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               A, A3, or Investor Class.
                             Exceptions are:
                             - Investor Class shares cannot
                               be exchanged for Class A
                               shares of any fund which
                               offers Investor Class shares.                  X
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               Class B, C, K, R, AIM Cash
                             Reserve Shares, Institutional
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class A, A3, or AIM Cash Reserve
                             Shares. Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM                 X
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class B, C, K, R, Institutional
                             or Investor Class shares.                                                          X
---------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class K shares for other Class K shares;

(5) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;

(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or
MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market.

                                                                      MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business. Premier Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares six times on each day the NYSE is open for business as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio determines the net asset value of its shares five times on day the NYSE is open for business as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are

MCF--12/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time it actually closes.

TIMING OF ORDERS

You can purchase, exchange or redeem shares on each day the NYSE is open for business, prior to the close of the customary trading session or any earlier NYSE closing time that day. The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--12/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com



THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
WWW.AIMINVESTMENTS.COM.



You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


----------------------------------------
   AIM Small Cap Growth Fund
   SEC 1940 Act file number: 811-2699
----------------------------------------

AIMinvestments.com     SCG-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                 SUBJECT TO COMPLETION--DATED FEBRUARY 11, 2005



THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                AIM GROWTH SERIES
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                       ----------------------------------


THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF EACH PORTFOLIO (EACH A "FUND," COLLECTIVELY THE "FUNDS") OF AIM GROWTH SERIES LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:


                          AIM INVESTMENT SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 959-4246



                       ----------------------------------



THIS STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 29, 2005, RELATES TO THE CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF THE FOLLOWING PROSPECTUSES:



                   FUND                                           DATED
                   ----                                           -----
      AIM AGGRESSIVE ALLOCATION FUND                         APRIL 29, 2005
           AIM BASIC VALUE FUND                              APRIL 29, 2005
     AIM CONSERVATIVE ALLOCATION FUND                        APRIL 29, 2005
          AIM GLOBAL EQUITY FUND                             APRIL 29, 2005
        AIM GROWTH ALLOCATION FUND                           APRIL 29, 2005
       AIM MID CAP CORE EQUITY FUND                          APRIL 29, 2005
       AIM MODERATE ALLOCATION FUND                          APRIL 29, 2005
AIM MODERATELY CONSERVATIVE ALLOCATION FUND                  APRIL 29, 2005
         AIM SMALL CAP GROWTH FUND                           APRIL 29, 2005

                                AIM GROWTH SERIES
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                                                               PAGE
GENERAL INFORMATION ABOUT THE TRUST...............................................................................1
         Fund History.............................................................................................1
         Shares of Beneficial Interest............................................................................2
         Policies and Procedures for Disclosure of Fund Holdings..................................................4

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS..........................................................6
         Classification...........................................................................................6
         Investment Strategies and Risks..........................................................................6
                  Asset Allocation Funds..........................................................................6
                  Equity Investments.............................................................................12
                  Foreign Investments............................................................................13
                  Debt Investments...............................................................................14
                  Other Investments..............................................................................21
                  Investment Techniques..........................................................................22
                  Derivatives....................................................................................27
                  Additional Securities or Investment Techniques.................................................33
         Fund Policies...........................................................................................34
         Temporary Defensive Positions...........................................................................36
         Portfolio Turnover......................................................................................36

MANAGEMENT OF THE TRUST..........................................................................................36
         Board of Trustees.......................................................................................36
         Management Information..................................................................................37
                  Trustee Ownership of Fund Shares...............................................................39
                  Factors Considered in Approving the Master Investment Advisory Agreement.......................39
         Compensation............................................................................................41
                  Retirement Plan For Trustees...................................................................42
                  Deferred Compensation Agreements...............................................................42
                  Purchases of Class A Shares of the Funds at Net Asset Value....................................42
         Codes of Ethics.........................................................................................43
         Proxy Voting Policies...................................................................................43

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................43

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................43
         Investment Advisor......................................................................................43
                  Portfolio Managers.............................................................................45
                  Securities Lending Arrangements................................................................46
         Service Agreements......................................................................................46
         Other Service Providers.................................................................................46

BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................47
         Brokerage Transactions..................................................................................47
         Commissions.............................................................................................48
         Brokerage Selection.....................................................................................48
         Directed Brokerage (Research Services)..................................................................49
         Regular Brokers or Dealers..............................................................................49
         Allocation of Portfolio Transactions....................................................................49
         Allocation of Initial Public Offering ("IPO") Transactions..............................................50

PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................50
         Purchase and Redemption of Shares.......................................................................50
         Offering Price..........................................................................................69
         Redemption In Kind......................................................................................70
         Backup Withholding......................................................................................70

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................71
         Dividends and Distributions.............................................................................71
         Tax Matters.............................................................................................72

DISTRIBUTION OF SECURITIES.......................................................................................80
         Distribution Plans......................................................................................80
         Distributor.............................................................................................82

CALCULATION OF PERFORMANCE DATA..................................................................................83

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING..........................................89

REGULATORY INQUIRIES AND PENDING LITIGATION......................................................................90


APPENDICES:

RATINGS OF DEBT SECURITIES......................................................................................A-1

TRUSTEES AND OFFICERS...........................................................................................B-1

TRUSTEE COMPENSATION TABLE......................................................................................C-1

PROXY POLICIES AND PROCEDURES...................................................................................D-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................E-1

MANAGEMENT FEES.................................................................................................F-1

PORTFOLIO MANAGERS..............................................................................................G-1

ADMINISTRATIVE SERVICES FEES ...................................................................................H-1

BROKERAGE COMMISSIONS ..........................................................................................I-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS................J-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS.........................................K-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS...................................................L-1

TOTAL SALES CHARGES.............................................................................................M-1

PERFORMANCE DATA................................................................................................N-1

PENDING LITIGATION .............................................................................................O-1

FINANCIAL STATEMENTS.............................................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY


         AIM Growth Series (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of nine separate portfolios: AIM Aggressive Allocation Fund, AIM Basic Value Fund, AIM Conservative Allocation Fund, AIM Global Equity Fund, AIM Growth Allocation Fund, AIM Mid Cap Core Equity Fund, AIM Moderate Allocation Fund, AIM Moderately Conservative Allocation Fund and AIM Small Cap Growth Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.



         The Trust was originally organized on February 19, 1985 as a Massachusetts business trust. The Trust reorganized as a Delaware business trust on May 29, 1998. The following Funds were included in the reorganization: AIM Basic Value Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 29, 1998 relating to these Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof) of GT Global Growth Series, the Trust's predecessor. Effective June 5, 2000, AIM Basic Value Fund no longer invests all of its investable assets in the Value Portfolio and directly invests in the securities in which it previously indirectly invested by virtue of its interests in the Value Portfolio. Effective September 11, 2000, AIM Small Cap Growth Fund no longer invests all of its investable assets in the Small Cap Portfolio and directly invests in the securities in which it previously indirectly invested by virtue of its interests in the Small Cap Portfolio. Prior to September 8, 1998, AIM Basic Value Fund was known as AIM America Value Fund and AIM Small Cap Growth Fund was known as AIM Small Cap Equity Fund. Prior to July 1, 2002, AIM Mid Cap Core Equity Fund was known as AIM Mid Cap Equity Fund (which was known as AIM Mid Cap Growth Fund prior to September 8, 1998). Prior to March 31, 2004, AIM Global Equity Fund was known as AIM Global Trends Fund. AIM Global Equity Fund succeeded to the assets and assumed the liabilities of a series portfolio with a corresponding name (the "Predecessor Fund") of AIM Series Trust, a Delaware statutory trust, on November 4, 2003. All historical information and other information contained in this Statement of Additional Information for periods prior to November 4, 2003, relating to AIM Global Equity Fund (or a class thereof) is that of the Predecessor Fund (or a corresponding class thereof). Each of the other Funds commenced operations as a series of the Trust.



         Effective as of March 18, 2002, AIM Small Cap Growth Fund limited public sales of its shares to certain investors. Also, effective as of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund limited public sales of its shares to certain investors. The following types of investors may continue to invest in either Fund if they are invested in the Fund as of the date on which the Fund limited public sales of its shares to certain investors and remain invested in the Fund after that date: existing shareholders of the Fund; existing shareholders of the Fund who open other accounts in their name; retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code"); retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to
Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to
Section 529 of the Code. Future investments in the Fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. ("AIM Distributors"). Please contact AIM Distributors for approval. The following types of investors may open new accounts in either Fund, if approved by AIM Distributors: retirement plans maintained pursuant to Section 401 of the Code; retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; Qualified Tuition Programs maintained pursuant to Section 529 of the Code; and the portfolio management team, including analysts.

Such plans and programs that are considering AIM Small Cap Growth Fund or AIM Mid Cap Core Equity Fund as an investment option should contact AIM Distributors for approval.

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers separate classes of shares as follows:



                                                                                                        INSTITUTIONAL
                    FUND                        CLASS A      CLASS B        CLASS C        CLASS R         CLASS
-------------------------------------------    ---------    ---------     ----------     ----------    -------------
AIM Aggressive Allocation Fund                     X            X              X              X              X

AIM Basic Value Fund                               X            X              X              X              X

AIM Conservative Allocation Fund                   X            X              X              X              X

AIM Global Equity Fund                             X            X              X                             X

AIM Growth Allocation Fund                         X            X              X              X              X

AIM Mid Cap Core Equity Fund                       X            X              X              X              X

AIM Moderate Allocation Fund                       X            X              X              X              X

AIM Moderately Conservative Allocation Fund        X            X              X              X              X

AIM Small Cap Growth Fund                          X            X              X              X              X


         This Statement of Additional Information relates solely to the Class A, Class B, Class C, and Class R shares, if applicable, of the Funds. The Institutional Class shares of the Funds which are discussed in a separate Statement of Additional Information are intended for use by certain eligible institutional investors and are available to the following:

         o banks and trust companies acting in a fiduciary or similar capacity;

         o        bank and trust company common and collective trust funds;

         o        banks and trust companies investing for their own account;

         o        entities acting for the account of a public entity (e.g.
                  Taft-Hartley funds, states, cities of government agencies);

         o        retirement plans; and

         o platform sponsors with which AIM Distributors has entered into an agreement.

         Each class of shares represents interests in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Because Class B shares automatically convert to Class A shares at month-end eight years after the date of purchase, the Funds' distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A or shareholders of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.


         The Trust's Bylaws provide for the advancement of payments to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense of a defense to any claim, action, suit or proceeding, expenses for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed if it is ultimately determined that such person is not entitled to indemnification for such expenses.


         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.


POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND HOLDINGS



         The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the "Holdings Disclosure Policy"). AIM and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of AIM and its affiliates may release information about portfolio securities in certain contexts are provided below.



         PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Funds disclose the following portfolio holdings information on www.aiminvestments.com:



         o calendar quarter-end portfolio holdings are posted by the 30th day after each calendar quarter-end;



         o fiscal quarter-end portfolio holdings are posted by the 70th day after each fiscal quarter-end; and



         o the largest ten holdings are posted by the 15th day after each month-end.



         These holdings are listed along with the percentage of the Fund's net assets they represent. The calendar and fiscal quarter-end portfolio holdings will remain on the website for one year. The top-ten list is replaced each month. Generally, employees of AIM and its affiliates may not disclose such portfolio holdings until one day after they have been posted on www.aiminvestments.com. The Funds also disclose select holdings as part of their quarterly Fund Performance Updates and quarterly Performance and Commentaries on www.aiminvestments.com by the 29th day after each calendar quarter. These quarterly Fund Performance Updates and quarterly Performance and Commentaries are replaced each quarter. You may also obtain the publicly available portfolio holdings information described above by contacting us at 1-800-959-4246.



         SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of AIM and its affiliates will disclose non-public full portfolio holdings on a selective basis only if the Executive Committee (the "Executive Committee") of A I M Management Group Inc. ("AIM Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The Executive Committee must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval. The Executive Committee may delegate its approval responsibilities to the Internal Compliance Controls Committee of AIM Management. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides such selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the applicable Fund and AIM or its affiliates brought to the Board's attention by AIM.



         AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the Funds:



         o        Attorneys and accountants;



         o        Securities lending agents;



         o        Lenders to the Funds;



         o        Rating and rankings agencies;



         o        Persons assisting in the voting of proxies;



         o        Fund custodians;

         o        Fund transfer agent(s) (in the event of a redemption in kind);



         o Pricing services, market makers, or other persons who provide systems or software support in connection with Fund operations (to determine the price of securities held by a Fund);



         o        Financial printers;



         o Brokers identified by a Fund's portfolio management team who provide execution and research services to the team; and



         o Analysts hired to perform research and analysis to the Fund's portfolio management team.



         In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. AIM will also disclose non-public portfolio holdings information in the event that such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Funds.



         AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.



         DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Funds' portfolio securities or may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund's most recent quarter-end and therefore may not be reflected on the list of the Fund's most recent quarter-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.



         From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about a Fund, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund's portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.



         DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds' portfolio securities. AIM does not enter into formal Non-disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.



         DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER AIM-MANAGED PRODUCTS. AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds (as defined herein) and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.



         AIM provides portfolio holdings information for portfolios of AIM Variable Insurance Funds (the "Insurance Funds") to insurance companies whose variable annuity and variable life insurance accounts invest in the Insurance Funds ("Insurance Companies"). AIM may disclose portfolio holdings information for the Insurance Funds to Insurance Companies with which AIM has entered into Non-disclosure Agreements up to five days prior to the scheduled dates for AIM's disclosure of similar portfolio holdings information for other AIM Funds on www.aiminvestments.com. AIM provides portfolio holdings information for the Insurance Funds to such Insurance Companies to allow them to disclose this information on their websites at approximately the same time that AIM discloses portfolio holdings information for the other AIM Funds on its website. AIM manages the Insurance Funds in a similar fashion to certain other AIM Funds and thus the Insurance Funds and such other AIM Funds have similar portfolio holdings. AIM does not disclose the portfolio holdings information for the Insurance Funds on its website, and not all Insurance Companies disclose this information on their websites.


            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds--Registered Trademark--. The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

Asset Allocation Funds


         AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Moderately Conservative Allocation Fund (the "Asset Allocation Funds") are "funds of funds" which invest in other underlying funds and do not directly invest in the securities or use the investment techniques indicated in the table.


         Following is the list of the Asset Allocation Funds' Underlying Funds ("Underlying Funds") and their related percentage allocations. The Underlying Funds and their percentage allocations have been selected for use over longer time periods, but may be changed in the future without shareholder approval. The actual percentage allocations will vary from the target weightings in the underlying funds due to factors such as market movements and capital flows. AIM automatically rebalances the Asset Allocation Funds' investments in the Underlying Funds on an annual basis to bring them back within their percentage allocations. AIM has the ability to rebalance on a more frequent basis if necessary. Some portion of each Asset Allocation Fund's portfolio may be held in cash due to purchase and redemption activity and other short term cash needs and the percentage allocations do not reflect the Asset Allocation Funds' working cash balances. Cash flows will be managed to help maintain target percentage allocations. AIM may change an Underlying Fund or its percentage allocation without shareholder approval.


                                                                                                                  AIM MODERATELY
                                                                       AIM          AIM GROWTH    AIM MODERATE     CONSERVATIVE
                                                AIM AGGRESSIVE     CONSERVATIVE     ALLOCATION     ALLOCATION       ALLOCATION
                                                ALLOCATION FUND  ALLOCATION FUND       FUND           FUND             FUND
                                               ---------------  ---------------    ----------    ------------    --------------
AIM Capital Development Fund                            0%               0%               0%             0%             2.5%

AIM Charter Fund                                        0%               5%               0%             0%               0%

AIM Dynamics Fund                                       5%               0%               5%             0%               0%

AIM High Yield Fund                                     5%               0%              10%            10%               5%

AIM International Core Equity Fund                   12.5%             2.5%              11%            10%               5%

AIM Intermediate Government Fund                        0%               0%               0%             0%              15%

AIM International Growth Fund                        12.5%               0%              11%           7.5%             2.5%

AIM Large Cap Basic Value Fund                       17.5%               5%              14%            10%           11.25%

AIM Large Cap Growth Fund                              20%               5%            16.5%          12.5%           11.25%

AIM Limited Maturity Treasury Fund                      0%              15%               0%             0%               0%

AIM Mid Cap Basic Value Fund                            0%               0%               5%             5%               5%

AIM Mid Cap Stock Fund                                  0%               0%               0%             5%               0%

AIM Multi-Sector Fund                                12.5%             2.5%             7.5%             5%             2.5%

AIM Real Estate Fund                                    5%               0%             2.5%             0%               0%

AIM Small Cap Equity Fund                               0%               0%             7.5%             0%               0%

AIM Small Cap Growth Fund                              10%               0%               0%             0%               0%

AIM Short Term Bond Fund                                0%              25%               0%             5%              15%

AIM Total Return Bond Fund                              0%              25%              10%            25%              25%

AIM Trimark Endeavor Fund                               0%               5%               0%             0%               0%

AIM Trimark Small Companies Fund                        0%               0%               0%             5%               0%

A money market fund or direct investments in            0%              10%               0%             0%              10%
cash equivalents and U.S. Government
securities

                                AIM GROWTH SERIES
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES



   FUND                                                                                                             AIM         AIM
                                 AIM       AIM        AIM        AIM       AIM            AIM          AIM       MODERATELY    SMALL
SECURITY/                    AGGRESSIVE   BASIC   CONSERVATIVE  GLOBAL    GROWTH     MID CAP CORE    MODERATE   CONSERVATIVE    CAP
INVESTMENT                   ALLOCATION   VALUE    ALLOCATION   EQUITY  ALLOCATION      EQUITY      ALLOCATION   ALLOCATION   GROWTH
TECHNIQUE                       FUND*     FUND       FUND*       FUND     FUND*          FUND         FUND*        FUND*       FUND
--------------------------  ----------   -----   ------------  ------  ----------   ------------   ----------  ------------  ------
------------------------------------------------------------------------------------------------------------------------------------
                                                            EQUITY INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
Common Stock                      X         X          X          X         X              X            X            X           X

Preferred Stock                   X         X          X          X         X              X            X            X           X

Convertible                       X         X          X          X         X              X            X            X           X
Securities

Alternative Entity                X         X          X          X         X              X            X            X           X
 Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                           FOREIGN INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
Foreign Securities                X         X          X          X         X              X            X            X           X

Foreign Government                X         X          X          X         X              X            X            X
Obligations

Foreign Exchange                  X         X          X          X         X              X            X            X           X
 Transactions
------------------------------------------------------------------------------------------------------------------------------------
                                                 DEBT INVESTMENTS FOR FIXED INCOME FUNDS
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations       X                    X                    X                           X            X

Rule 2a-7 Requirements            X                    X                    X                           X            X

Mortgage-Backed and               X                    X                    X                           X            X
Asset-Backed Securities

Collateralized Mortgage           X                    X                    X                           X            X
Obligations

Bank Instruments                  X                    X                    X                           X            X

Commercial Instruments            X                    X

Participation Interests                                X

Municipal Securities              X                    X                    X                           X            X

Municipal Lease Obligations


   FUND                                                                                                             AIM         AIM
                                 AIM       AIM        AIM        AIM       AIM            AIM          AIM       MODERATELY    SMALL
SECURITY/                    AGGRESSIVE   BASIC   CONSERVATIVE  GLOBAL    GROWTH     MID CAP CORE    MODERATE   CONSERVATIVE    CAP
INVESTMENT                   ALLOCATION   VALUE    ALLOCATION   EQUITY  ALLOCATION      EQUITY      ALLOCATION   ALLOCATION   GROWTH
TECHNIQUE                       FUND*     FUND       FUND*       FUND     FUND*          FUND         FUND*        FUND*       FUND
--------------------------  ----------   -----   ------------  ------  ----------   ------------   ----------  ------------  ------
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade Corporate
Debt Obligations                  X                    X                    X                           X            X

Junk Bonds                        X                    X                    X                           X            X
------------------------------------------------------------------------------------------------------------------------------------
                                                  DEBT INVESTMENTS FOR EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government                   X         X          X          X         X              X            X            X           X
Obligations

Mortgage-Backed and               X                    X          X         X                           X            X
Asset-Backed Securities

Collateralized Mortgage           X                    X          X         X                           X            X
Obligations

Investment Grade Corporate        X         X          X          X         X              X            X            X           X
Debt Obligations

Junk Bonds                        X                    X          X         X                           X            X

Liquid Assets                     X         X          X          X         X              X            X            X           X
------------------------------------------------------------------------------------------------------------------------------------
                                                       OTHER INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
REITs                             X         X          X          X         X              X            X            X           X

Other Investment                  X         X          X          X         X              X            X            X           X
Companies

Defaulted Securities              X                                         X                           X            X

Municipal Forward
Contracts

Variable or Floating              X                    X                    X                           X            X
Rate Instruments

Indexed Securities                X                    X                    X                           X            X

Zero-Coupon and                   X                    X                    X                           X            X
Pay-in-Kind
Securities

Synthetic Municipal
Instruments

   FUND                                                                                                             AIM         AIM
                                 AIM       AIM        AIM        AIM       AIM            AIM          AIM       MODERATELY    SMALL
SECURITY/                    AGGRESSIVE   BASIC   CONSERVATIVE  GLOBAL    GROWTH     MID CAP CORE    MODERATE   CONSERVATIVE    CAP
INVESTMENT                   ALLOCATION   VALUE    ALLOCATION   EQUITY  ALLOCATION      EQUITY      ALLOCATION   ALLOCATION   GROWTH
TECHNIQUE                       FUND*     FUND       FUND*       FUND     FUND*          FUND         FUND*        FUND*       FUND
--------------------------  ----------   -----   ------------  ------  ----------   ------------   ----------  ------------  ------
------------------------------------------------------------------------------------------------------------------------------------
                                                         INVESTMENT TECHNIQUES
------------------------------------------------------------------------------------------------------------------------------------
Delayed Delivery                  X         X          X          X         X              X            X            X           X
Transactions

When-Issued Securities            X         X          X          X         X              X            X            X           X

Short Sales                       X         X          X          X         X              X            X            X           X

Margin Transactions

Swap Agreements                   X         X          X          X         X              X            X            X           X

Interfund Loans                   X         X          X          X         X              X            X            X           X

Borrowing                         X         X          X          X         X              X            X            X           X

Lending Portfolio                 X         X          X          X         X              X            X            X           X
Securities

Repurchase Agreements             X         X          X          X         X              X            X            X           X

Reverse Repurchase                X         X          X          X         X              X            X            X           X
Agreements

Dollar Rolls                      X         X          X          X         X              X            X            X           X

Illiquid Securities               X         X          X          X         X              X            X            X           X

Rule 144A Securities              X         X          X          X         X              X            X            X           X

Unseasoned Issuers                X                    X                    X                           X            X

Sale of Money                                          X
Market Securities

Standby Commitments
------------------------------------------------------------------------------------------------------------------------------------
                                                           DERIVATIVES
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Derivatives         X         X          X          X         X              X            X            X           X

Put Options                       X         X          X          X         X              X            X            X           X


   FUND                                                                                                             AIM         AIM
                                 AIM       AIM        AIM        AIM       AIM            AIM          AIM       MODERATELY    SMALL
SECURITY/                    AGGRESSIVE   BASIC   CONSERVATIVE  GLOBAL    GROWTH     MID CAP CORE    MODERATE   CONSERVATIVE    CAP
INVESTMENT                   ALLOCATION   VALUE    ALLOCATION   EQUITY  ALLOCATION      EQUITY      ALLOCATION   ALLOCATION   GROWTH
TECHNIQUE                       FUND*     FUND       FUND*       FUND     FUND*          FUND         FUND*        FUND*       FUND
--------------------------  ----------   -----   ------------  ------  ----------   ------------   ----------  ------------  ------
------------------------------------------------------------------------------------------------------------------------------------
Call Options                      X         X          X          X         X              X            X            X           X

Straddles                         X         X          X          X         X              X            X            X           X

Warrants                          X         X          X          X         X              X            X            X           X

Futures Contracts                 X         X          X          X         X              X            X            X           X
and Options on
Futures Contracts

Forward Currency
Contracts                         X         X          X          X         X              X            X            X           X


Cover                             X         X          X          X         X              X            X            X           X
------------------------------------------------------------------------------------------------------------------------------------
                                           ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES
------------------------------------------------------------------------------------------------------------------------------------
Commercial Bank Obligations       X         X          X          X                        X             X                       X


Privatizations                                         X          X                                      X            X

Samurai and Yankee Bonds          X                    X                                                 X            X



* AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Moderately Conservative Allocation Fund are "funds of funds" which invest in other underlying funds and do not directly invest in the securities or use the investment techniques indicated in the table.

         The language below discusses investment strategies of AIM Basic Value Fund, AIM Global Equity Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund and of the Underlying Funds in which the Asset Allocation Funds may invest.


Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         Certain Funds will not acquire equity securities, other than preferred stocks, except when (a) attached to or included in a unit with income-generating securities that otherwise would be attractive to the Fund; (b) acquired through the exercise of equity features accompanying convertible securities held by the Fund, such as conversion or exchange privileges or warrants for the acquisition of stock or equity interests of the same or a different issuer; or (c) in the case of an exchange offer whereby the equity security would be acquired with the intention of exchanging it for a debt security issued on a "when-issued" basis.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to a Fund.

         Certain Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Debt Investments for Equity Funds - Junk Bonds" below.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary Receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.


         Each Fund (except for the Asset Allocation Funds and AIM Global Equity
Fund) may invest up to 25% of their total assets in foreign securities. AIM Global Equity Fund may invest a significant amount of its total assets in foreign securities.



         AIM Aggressive Allocation Fund, AIM Growth Allocation Fund and AIM Moderate Allocation Fund may invest up to 25%, 22% and 20%, respectively, of their total assets in global or international equity funds. AIM Conservative Allocation Fund and AIM Moderately Conservative Allocation Fund may invest up to 25% and 40%, respectively, of their total assets in equity funds, some of which may invest up to 25% of its total assets in foreign securities.


         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         Risks of Developing Countries. AIM Global Equity Fund may invest up to 20% and AIM Basic Value Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund may each invest up to 5%, of their respective total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments.

         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries.

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the

Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Funds holding securities of such issuer might not be able to recover their investment from the U.S. Government.


         RULE 2a-7 REQUIREMENTS. Money market instruments in which a Fund will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Since the Fund may invest in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect their share price. The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time a Fund acquires the security, that NRSRO.


         The money market fund in which AIM Conservative Allocation Fund and AIM Moderately Conservative Allocation Fund invests will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by the Fund's investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.


         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Certain Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the

U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

         Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

         If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). Certain Funds may invest in CMOs. These Funds can also invest in mortgage-backed bonds and asset-backed securities. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Funds, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests.

         FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Participation Certificates ("PCs"), payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

         Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

         Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

         BANK INSTRUMENTS. Certain Funds may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

         Certain Funds may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Fund may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

         COMMERCIAL INSTRUMENTS. Certain Funds intend to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

         PARTICIPATION INTERESTS. Certain Funds may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). The Fund generally will have no right directly to enforce compliance by the Borrower with the terms of the credit agreement. Instead, the Fund will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Fund's rights against the Borrower and for the receipt and processing of payments due to the Fund under the loans. Under the terms of a participation interest, the Fund may be regarded as a creditor of the Participant and thus the Fund is subject to the credit risk of both the Borrower and a Lendor or Participant. Participation interests are generally subject to restrictions on resale. The Fund considers participation interests to be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities.

         MUNICIPAL SECURITIES. "Municipal Securities" include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

         Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters - Tax Matters."

         The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Funds' assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities held by a Fund will vary from time to time.

         Municipal Securities also include the following securities:

                  o Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

                  o Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

                  o Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

                  o Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

         Certain Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.

         Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"), or the rating of such a security may be reduced below the minimum rating required for purchase by a Fund. Neither event would require a Fund to dispose of the security, but AIM will consider such events to be relevant in determining whether the Fund should continue to hold the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, a Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

         Quality Standards. The following quality standards apply at the time a security is purchased. Information concerning the ratings criteria of Moody's, S&P, and Fitch Investors Service, Inc. ("Fitch") appears herein under "Appendix A - Ratings of Debt Securities".

         If a Fund invests in securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect its share price.

         Certain Funds may invest in securities which are insured by financial insurance companies. Since a limited number of entities provide such insurance, a Fund may invest more than 25% of its assets in securities insured by the same insurance company.

         Other Considerations. The ability of a Fund to achieve its investment objective depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by a Fund to meet their obligations for the payment of interest and principal when due. The securities in which a Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value.

         There is a risk that some or all of the interest received by the Fund from Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service ("IRS").

         The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Generally, the yield realized by a Fund's shareholders will be the yield realized by the Fund on its investments, reduced by the general expenses of the Fund and the Trust. The market values of the Municipal Securities held by the Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider: (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

         JUNK BONDS. Certain Funds may invest in junk bonds. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

         A Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund's ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations of valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

         LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, and municipal obligations).

         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.


         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds other than the Asset Allocation Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund. The Asset Allocation Funds may invest in a money market fund.



         For each Fund other than the Asset Allocation Funds, the following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. The Asset Allocation Funds are structured as "funds of funds" under the 1940 Act and therefore are not subject to these restrictions.


         DEFAULTED SECURITIES. Certain Funds may invest in defaulted securities. In order to enforce its rights in defaulted securities, a Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase a Fund's operating expenses and adversely affect its net asset value. Any investments by the Funds in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless AIM determines that such defaulted securities are liquid under guidelines adopted by the Board.

         VARIABLE OR FLOATING RATE INSTRUMENTS. Certain Funds may invest in securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Funds.

         INDEXED SECURITIES. AIM High Income Municipal Fund may invest in indexed securities the value of which is linked to interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of the indexed security.

         ZERO-COUPON AND PAY-IN-KIND SECURITIES. Certain Funds may invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, certain Underlying Funds may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leveraging technique.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. Certain Funds may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         The investment policies of certain Underlying Funds permit them to invest in repurchase agreements with banks and broker-dealers pertaining to U.S. Treasury obligations. However, in order to maximize the Fund's dividends which are exempt from state income taxation, as a matter of operating policy, the Fund does not currently invest in repurchase agreements.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis or to manage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.

         Each Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.


         SALE OF MONEY MARKET SECURITIES. The money market fund in which AIM Conservative Allocation Fund and AIM Moderately Conservative Allocation Fund invests does not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Fund by taking advantage of yield disparities that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure. AIM may also dispose of any portfolio security prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Fund's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover should not adversely affect the Fund's net income.


Derivatives

         The Funds may each invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         Certain of the Underlying Funds may not invest in puts, calls, straddles, spreads or any combination thereof.

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible, into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a

Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         STRADDLES. Certain Funds, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all of the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.

         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

Additional Securities or Investment Techniques

         COMMERCIAL BANK OBLIGATIONS. For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.


         PRIVATIZATIONS. Certain Funds may invest in privatizations. The governments of some foreign countries have been engaged in selling part or all of their stakes in government-owned or controlled enterprises ("privatizations"). AIM believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Fund in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Fund to participate may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

         SAMURAI AND YANKEE BONDS. Subject to their fundamental investment restrictions, certain Funds may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of a Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.




FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) AIM Basic Value Fund, AIM Global Equity Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.


         Each of the Asset Allocation Funds will make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of investment companies. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.


         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which AIM must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other AIM Funds), subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33?% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33?% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         (7) AIM Basic Value Fund, AIM Global Equity Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

         ADDITIONAL NON-FUNDAMENTAL POLICIES.  As non-fundamental policies:

         (1) AIM Mid Cap Core Equity Fund normally invests at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (2) AIM Small Cap Growth Fund normally invests at least 80% of its assets in securities of small-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (3) AIM Global Equity Fund normally invests at least 80% of its assets in equity securities. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

TEMPORARY DEFENSIVE POSITIONS


         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or U.S. Government securities. Each of the Funds other than the Asset Allocation Funds may also invest in high-quality debt instruments and may invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.


PORTFOLIO TURNOVER


         [For the fiscal years ended December 31, 2002 and 2003, the portfolio turnover rates for AIM Global Equity Fund were 80% and 178%, respectively. This increase was caused by improved global market environment and an increase in investment opportunities.]


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES


         The overall management of the business and affairs of the Funds and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION

         The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix B.


         The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing Issues.



         The current members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock and Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Funds (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between the Funds' management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of the Funds; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) assisting the Board's oversight of the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by Section 10A of the Securities Exchange Act of 1934, pre-approving all permissible non-audit services provided to the Funds by its independent auditors; (vi) pre-approving, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Funds' independent auditors to the Funds' investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, preparing an audit committee report for inclusion any proxy statement issued by the Fund. During the fiscal year ended December 31, 2004, the Audit Committee held eight meetings.



         The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the dis-interested trustees the appointment, compensation and removal of the Fund's Chief Compliance Officer; (ii) recommending to the dis-interested trustees the appointment, compensation and removal of the Fund's Senior Officer that is expected to be appointed pursuant to the terms of an Assurance of Discontinuance from the New York Attorney General that is applicable to AIM and/or INVESCO Funds Group, Inc. (the "Advisors") (the "Senior Officer"); (iii) recommending to the dis-interested trustees the appointment and removal of the Advisors' independent Compliance Consultant appointed pursuant to the terms of the Securities and Exchange Commission's Order Instituting Administrative Proceedings (the "SEC Order") applicable to the Advisors (the "Compliance Consultant"); (iv) receiving all reports from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant that are delivered between meetings of the Board and that are otherwise not required to be provided to the full Board or to all of the dis-interested trustees; (v) overseeing all reports on compliance matters from the Chief Compliance officer, the Senior Officer and the Compliance Consultant, and overseeing all reports from the third party retained by the Advisors to conduct the periodic compliance review required by the terms of the SEC Order that are required to be provided to the full Board; (vi) overseeing all of the compliance policies and procedures of the Fund and its service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (vii) risk management oversight with respect to the Fund and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC ("AMVESCAP") that are applicable to the Fund or its service providers; and (viii) overseeing potential conflicts of interest that are reported to the Compliance Committee by the Advisors, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended December 31, 2004, the Compliance Committee held one meeting.



         The members of the Governance Committee are Messrs. Bayley, Crockett, Dowden (Chair), Jack M. Fields (Vice Chair) and Gerald J. Lewis. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Fund for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Fund at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Trust.



         The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended December 31, 2004, the Governance Committee held seven meetings.


         Notice procedures set forth in the Trust's bylaws require that any shareholder of a fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.


         The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair, Bunch, Crockett, Dowden, Dunn, Fields, Lewis, Pennock and Soll and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration. During the fiscal year ended December 31, 2004, the Investments Committee held eight meetings.



         The members of the Valuation Committee are Messrs. Dunn, Pennock (Chair) and Soll, and Miss Quigley (Vice Chair). The Valuation Committee is responsible for addressing issues requiring action by the Board in the valuation of the Funds' portfolio securities that arise during periods between meetings of the Boards. During periods between meetings of the Board, the Valuation
Committee: (i) receives the reports of AIM's internal valuation committee requesting pre-approval or approval of any changes to pricing vendors or pricing methodologies as required by AIM's Procedures for Valuing Securities (Pricing Procedures) (the "Procedures"), and approves changes to pricing vendors and pricing methodologies as provided in the Procedures; (ii) upon request of AIM, assists AIM's internal valuation committee in resolving particular fair valuation issues; and (iii) receives reports on non-standard price changes on private equities. During the fiscal year ended December 31, 2004, the Valuation Committee held one meeting.



         The members of the Special Committee Relating to Market Timing Issues are Messrs. Crockett, Dowden, Dunn and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Funds ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended December 31, 2004, the Special Committee Relating to Market Timing Issues held eight meetings.

Trustee Ownership of Fund Shares

         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.


Factors Considered in Approving the Master Investment Advisory Agreement



         The advisory agreement with AIM (the "Advisory Agreement") was re-approved for each Fund other than AIM Growth Allocation Fund and AIM Moderately Conservative Allocation Fund (the "New Funds") by the Board at an in-person meeting held on June 8, 2004. The Advisory Agreement for the New Funds was initially approved on December 2, 2004. The Board considered the following factors in evaluating the fairness and reasonableness of each Advisory Agreement. In addition to considering these factors at the in-person meeting held on June 8, 2004 or December 2, 2004, as applicable, the Board considered certain of these factors as part of the Board's ongoing monitoring of each Fund.



o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under each Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under each Advisory Agreement was appropriate. With respect to each Fund other than the New Funds, the Board also concluded that AIM currently is providing services in accordance with the terms of each Advisory Agreement.



o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to each Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, AIM's legal and compliance function, AIM's use of technology, AIM's portfolio administration function, the quality of AIM's investment research and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate. With respect to each Fund other than the New Funds, the Board also concluded that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



o The performance of each Fund relative to comparable funds. The Board reviewed the performance of each Fund other than the New Funds against the performance of funds advised by other advisors with investment strategies comparable to those of such Fund and concluded that no changes should be made to the Funds or their portfolio management teams at this time.



o The performance of each Fund relative to indices. The Board reviewed the performance of each Fund other than the New Funds against the performance of applicable indices and concluded that no changes to the Funds or their portfolio management teams should be made at this time.



o        Meetings with each Fund's portfolio managers and investment personnel.
         With respect to each Fund, the Board is meeting or, with respect to the New Funds, intends to meet periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.



o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to each Fund other than the New Funds and concluded that such performance was satisfactory.



o Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for each Fund other than the Asset Allocation Funds against (i) the advisory fee rates for other mutual funds, variable insurance funds offered to insurance company separate accounts, offshore funds and/or private accounts advised by AIM with investment strategies comparable to those of such Fund, if any, and (ii) the sub-advisory fee rates for unaffiliated mutual funds sub-advised by AIM with investment strategies comparable to those of such Fund, if any. The Board concluded that the current advisory fee rate of each such Fund was fair and reasonable. The Board noted that AIM will not charge the Asset Allocation Funds any advisory fees pursuant to their Advisory Agreement.



o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for each Fund other than the Asset Allocation Funds against the advisory fee rates for mutual funds advised by other advisors with investment strategies comparable to those of such Fund. The Board concluded that the current advisory fee rate of each such Fund was fair and reasonable. The Board noted that AIM will not charge the Asset Allocation Funds any advisory fees pursuant to their Advisory Agreement.



o Expense limitations and fee waivers. The Board reviewed the fee waivers and/or expense limitations, if any, currently in effect for each Fund other than the New Funds, and the effect they had on such Fund's expenses. The Board concluded that the current levels of fee waivers and/or expense limitations, if any, for each such Fund were fair and reasonable. The Board reviewed AIM's proposed annual expense limitation for each New Fund that would, until December 31, 2006, limit Other Expenses (excluding interest, taxes, dividend expense on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board, and increases in expenses due to expense offset arrangements, if any) of each class of shares of such New Fund to 0.12% (in the case of AIM Growth Allocation Fund) and 0.14% (in the case of AIM Moderately Conservative Allocation Fund) of such New Fund's average daily net assets, and the effect it would have on such New Fund's estimated total expenses. The Board concluded that such expense limitation for each New Fund was fair and reasonable.



o Breakpoints and economies of scale. The Board reviewed the structure of each Fund's other than the Asset Allocation Funds advisory fee under the Advisory Agreement and whether it includes any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for each Fund or whether, due to the nature of such Fund and the advisory fee structures of similar funds, it was reasonable to leave the structure of the advisory fee unchanged. Based on such review, the Board concluded that it was not necessary to change the structure of the advisory fee for any of the Funds to add advisory fee breakpoints. The Board noted that AIM will not charge the Asset Allocation Funds any advisory fees pursuant to their Advisory Agreement.



o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund other than the Asset Allocation Funds may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that each such Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each such Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.



o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing each Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by each Fund to AIM under its Advisory Agreement was not excessive. The Board noted that AIM will not charge the Asset Allocation Funds any advisory fees pursuant to their Advisory Agreement.



o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Funds and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for each Fund. Because such research ultimately benefits each Fund, the Board concluded that such arrangements were appropriate.



o AIM's financial soundness in light of each Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under each Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under each Advisory Agreement.



o Historical relationship between each Fund and AIM. In determining whether to continue or, with respect to the New Funds, approve the Advisory Agreement for each Fund, the Board also considered the prior relationship between AIM and each Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to provide or continue to provide non-investment advisory services to the Funds, as applicable, including administrative, transfer agency and distribution services. With respect to each Fund other than the New Funds, the Board also concluded that AIM and its affiliates currently are providing satisfactory non-investment advisory services.



o Other factors and current trends. In determining whether to continue or, with respect to the New Funds, approve the Advisory Agreement for each Fund, the Board considered regulatory and legal actions pending against AIM. The Board also considered the internal compliance reviews being undertaken by AIM and its affiliates, and the additional controls and procedures being implemented by AIM and its affiliates. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the regulatory and legal actions should not prevent the Board from continuing or approving, as applicable, the Advisory Agreement for each Fund.



         After consideration of all of the above factors, the Board found that with respect to each Fund: (i) the services provided, and with respect to the New Funds the services to be provided, to such Fund and its shareholders were adequate; (ii) such Fund's Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under such Fund's Advisory Agreement, if any, would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's Advisory Agreement was in the best interests of such Fund and its shareholders (a) in the case of each Fund other than the New Funds, continued each such Advisory Agreement for another year, and
(b) in the case of the New Funds, approved each such Advisory Agreement.


COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004 is found in Appendix C.


Retirement Plan For Trustees

         The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements


         Messrs. Crockett, Dunn, Fields, Frischling, Sklar and Soll and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. With respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchases of Class A Shares of the Funds at Net Asset Value

         The trustees and other affiliated persons of the Trust may purchase Class A shares of the Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Funds, see "Purchase, Redemption and Pricing of Shares -- Purchase and Redemption of Shares -- Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund -- Purchases of Class A Shares at Net Asset Value."

CODES OF ETHICS


         AIM, the Trust and AIM Distributors have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the funds within the AIM Family of Funds(R) ("affiliated funds"). Personal trading, including personal trading involving securities that may be purchased or held by a Fund and in affiliated funds, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or her designee and to report all transactions on a regular basis.


PROXY VOTING POLICIES


         The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to AIM. The investment advisor will vote such proxies in accordance with their proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D.



         Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund's proxy voting record.



         Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2004 is available at our website, http://www.AIMinvestments.com. This information is also available at the SEC Website, http://www.sec.gov.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP. AMVESCAP and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds.

         AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.


         Pursuant to its Advisory Agreement, AIM receives no advisory fee from the Asset Allocation Funds.



         Pursuant to its Advisory Agreement, AIM receives a monthly fee from each Fund (other than the Asset Allocation Funds) calculated at the following annual rates, based on the average daily net assets of each Fund during the year:


         FUND NAME                         NET ASSETS                   ANNUAL RATE
----------------------------            ------------------------        -----------
AIM Basic Value Fund*                   First $500 million                0.725%
AIM Mid Cap Core Equity Fund            Next $500 million                 0.70%
AIM Small Cap Growth Fund               Next $500 million                 0.675%
                                        Amount over $1.5 billion          0.65%

AIM Global Equity Fund                  First $500 million                0.975%
                                        Next $500 million                 0.95%
                                        Next $500 million                 0.925%
                                        Amounts thereafter                0.90%

*        See currently effective fee disclosure below.

         AIM has voluntarily agreed to waive advisory fees payable by AIM Basic Value Fund in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion.

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year.

Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed to waive a portion of advisory fees payable by the Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Funds and Their Investments and Risks -- Investment Strategies and Risks -- Other Investments -- Other Investment Companies.


         AIM has contractually agreed through December 31, 2005, to limit AIM Global Equity Fund's Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.00%, 2.50% and 2.50% on AIM Global Equity Fund's Class A, Class B and Class C shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), items designated as such by the Fund's Board; (v) expenses related to a merger or reorganization, as approved by the Fund's Board; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Such contractual fee waivers or reductions are set forth in the Fee Table to AIM Global Equity Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM and AIM Global Equity Fund.



         AIM has contractually agreed to limit Other Expenses (excluding certain items discussed below) to 0.17%, 0.20%, 0.12%, 0.05% and 0.14% on AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Moderately Conservative Allocation Fund, respectively, for each of Class A, Class B, Class C, and Class R shares. In determining the advisor's obligation to waive fees or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the limits: (i) Rule 12b-1 fees; (ii) interest; (iii) taxes;
(iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board; and
(vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from the banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Such contractual fee waivers or reductions are set forth in the Fee Table to the Prospectus for the Asset Allocation Funds and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Asset Allocation Funds. This expense limitation agreement is in effect through December 31, 2005 for AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund and through December 31, 2006 for AIM Growth Allocation Fund and AIM Moderately Conservative Allocation Fund.



         The management fees payable by each Fund (other than the Asset Allocation Funds), the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended December 31 are found in Appendix F.



Portfolio Managers



          Appendix G contains the following information regarding the portfolio managers identified in each Fund's prospectus:



         o        The dollar range of the manager's investments in each Fund.

         o        A description of the manager's compensation structure.



         o Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.


Securities Lending Arrangements


          If a Fund (other than the Asset Allocation Funds) engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.


          AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS


         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.



         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended December 31 are found in Appendix H.

OTHER SERVICE PROVIDERS


         TRANSFER AGENT. AIM Investment Services, Inc. (formerly, A I M Fund Services, Inc.) ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.



         The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain shareholder services for the Funds. For servicing accounts holding Class A, A3, B, C, K, R, AIM Cash Reserve and Investor Class Shares, the TA Agreement provides that the Trust on behalf of the Funds will pay AIS at a rate of $17.08 per open shareholder account plus certain out of pocket expenses, whether such account is serviced directly by AIS or by a third party pursuant to a sub-transfer agency, omnibus account service, sub-accounting, or networking agreement. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the number of open shareholder accounts during each month.



         The Transfer Agency and Service Agreement between the Trust and AIS provides that AIS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AIS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AIS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.


         In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536 has entered into an agreement with the Trust (and certain other AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).


         Primerica Shareholder Services, Inc. ("PSS"), 3120 Breckinridge Boulevard, Duluth, Georgia 30099-0001 has also entered into an agreement with the Trust (and certain other AIM Funds) and AIS pursuant to which PSS is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).



         CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York, 2 Hanson Place, Brooklyn, New York 11217-1431, also serves as sub-custodian to facilitate cash management.


         The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.

         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board has selected [auditors] as the independent public accountants to audit the financial statements of the Funds.


         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES


BROKERAGE TRANSACTIONS



         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.


         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.


         Brokerage commissions paid by each of the Funds during the last three fiscal years ended December 31 are found in Appendix I.


COMMISSIONS

         During the last three fiscal years ended December 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.


         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and the Funds other than the Asset Allocation Funds may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities.

Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff follows. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.


          AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.


DIRECTED BROKERAGE (RESEARCH SERVICES)


         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended December 31, 2004 are found in Appendix J.


REGULAR BROKERS OR DEALERS


         Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended December 31, 2004 is found in Appendix J.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS


         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, when the full amount of all IPO orders for such AIM Funds and accounts cannot be filled completely, and to allocate such transactions in accordance with the following procedures:



         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capital/liquidity, suitability and sector/style suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, and current holdings. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts on a pro rata basis based on order size. The requirement of pro-rata allocation is subject to limited exceptions -- such as when the Funds or accounts are subject to special investment objectives or size constraints on investment positions.





                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund


         INITIAL SALES CHARGES. Each AIM Fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund and AIM Short Term Bond Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. Additionally, Class A shares of AIM Short Term Bond Fund are subject to an initial sales charge of 2.50%. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

         Class A shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

CATEGORY I FUNDS


AIM Advantage Health Sciences Fund                           AIM Large Cap Basic Value Fund
AIM Aggressive Allocation Fund                               AIM Large Cap Growth Fund
AIM Aggressive Growth Fund                                   AIM Leisure Fund
AIM Asia Pacific Growth Fund                                 AIM Libra Fund
AIM Basic Value Fund                                         AIM Mid Cap Basic Value Fund
AIM Blue Chip Fund                                           AIM Mid Cap Core Equity Fund
AIM Capital Development Fund                                 AIM Mid Cap Growth Fund
AIM Charter Fund                                             AIM Mid Cap Stock Fund
AIM Conservative Allocation Fund                             AIM Moderate Allocation Fund
AIM Constellation Fund                                       AIM Moderately Conservative Allocation Fund
AIM Core Stock Fund                                          AIM Multi-Sector Fund
AIM Dent Demographic Trends Fund                             AIM Opportunities I Fund
AIM Diversified Dividend Fund                                AIM Opportunities II Fund
AIM Dynamics Fund                                            AIM Opportunities III Fund
AIM Emerging Growth Fund                                     AIM Premier Equity Fund
AIM Energy Fund                                              AIM Select Equity Fund
AIM European Growth Fund                                     AIM Small Cap Equity Fund
AIM European Small Company Fund                              AIM Small Cap Growth Fund
AIM Financial Services Fund                                  AIM Small Company Growth Fund
AIM Global Real Estate Fund                                  AIM Technology Fund
AIM Global Value Fund                                        AIM Total Return Fund
AIM Gold & Precious Metals fund                              AIM Trimark Endeavor Fund
AIM Growth Allocation Fund                                   AIM Trimark Fund
AIM Health Sciences Fund                                     AIM Trimark Small Companies Fund
AIM International Core Equity Fund                           AIM Utilities Fund
AIM International Small Company Fund                         AIM Weingarten Fund
AIM International Growth Fund


                                                                          Dealer
                                        Investor's Sales Charge         Concession
                                     -----------------------------    -------------
                                         As a           As a              As a
                                      Percentage     Percentage        Percentage
                                     of the Public   of the Net       of the Public
     Amount of Investment in           Offering        Amount           Offering
      Single Transaction(1)             Price         Invested            Price
---------------------------------    -------------   -------------    -------------
             Less than $   25,000       5.50%          5.82%              4.75%
$ 25,000 but less than $   50,000       5.25           5.54               4.50
$ 50,000 but less than $  100,000       4.75           4.99               4.00
$100,000 but less than $  250,000       3.75           3.90               3.00
$250,000 but less than $  500,000       3.00           3.09               2.50
$500,000 but less than $1,000,000       2.00           2.04               1.60

(1) AIM Opportunities I Fund will not accept any single purchase in excess of $250,000.

CATEGORY II FUNDS


AIM Balanced Fund                                            AIM High Income Municipal Fund
AIM Basic Balanced Fund                                      AIM High Yield Fund
AIM Developing Markets Fund                                  AIM Income Fund
AIM Global Aggressive Growth Fund                            AIM Intermediate Government Fund
AIM Global Equity Fund                                       AIM Municipal Bond Fund
AIM Global Growth Fund                                       AIM Real Estate Fund
AIM Global Health Care Fund                                  AIM Total Return Bond Fund


                                                                             Dealer
                                            Investor's Sales Charge        Concession
                                           --------------------------     -------------
                                               As a           As a            As a
                                            Percentage     Percentage      Percentage
                                           of the Public   of the Net     of the Public
      Amount of Investment in                Offering        Amount         Offering
        Single Transaction                     Price        Invested          Price
---------------------------------          -------------  -----------     -------------
             Less than $   50,000              4.75%        4.99%           4.00%
$ 50,000 but less than $  100,000              4.00         4.17            3.25
$100,000 but less than $  250,000              3.75         3.90            3.00
$250,000 but less than $  500,000              2.50         2.56            2.00
$500,000 but less than $1,000,000              2.00         2.04            1.60

CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund

                                                                                 Dealer
                                                Investor's Sales Charge        Concession
                                               --------------------------     -------------
                                                   As a           As a            As a
                                                Percentage     Percentage      Percentage
                                               of the Public   of the Net     of the Public
     Amount of Investment in                     Offering        Amount         Offering
       Single Transaction                          Price        Invested         Price
---------------------------------              -------------   ----------     -------------
             Less than $  100,000                  1.00%         1.01%           0.75%
$100,000 but less than $  250,000                  0.75          0.76            0.50
$250,000 but less than $1,000,000                  0.50          0.50            0.40

AIM SHORT TERM BOND FUND

                                                                                   Dealer
                                                 Investor's Sales Charge        Concession
                                               ---------------------------     -------------
                                                    As a           As a             As a
                                                 Percentage     Percentage       Percentage
                                               of the Public    of the Net     of the Public
     Amount of Investment in                      Offering        Amount          Offering
      Single Transaction                           Price         Invested          Price
---------------------------------              -------------    ----------     -------------
             Less than $  100,000                   2.50           2.56             2.00
$100,000 but less than $  250,000                   2.00           2.04             1.50
$250,000 but less than $  500,000                   1.50           1.52             1.25
$500,000 but less than $1,000,000                   1.25           1.27             1.00

         Beginning on October 31, 2002 Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.


         LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of a Category I, II or III Fund and Class A shares of AIM Short Term Bond Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and Class A shares of AIM Short Term Bond Fund and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases ("Large Purchases"). If an investor makes a Large Purchase of Class A shares of a Category I or II Fund and Class A shares of AIM Short Term Bond Fund, however, each share issued will generally be subject to a 1.00% contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase.


         AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.


         AIM Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I or II Funds or AIM Short Term Bond Fund by investors other than (i) retirement plans that are maintained pursuant to Sections 401 and 457 of the Internal Revenue Code of 1986, as amended (the Code), and (ii) retirement plans that are maintained pursuant to
Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code:


                              PERCENT OF PURCHASE

                        1% of the first $2 million

                        plus 0.80% of the next $1 million

                        plus 0.50% of the next $17 million

                        plus 0.25% of amounts in excess of $20 million


         If (i) the amount of any single purchase order plus (ii) the public offering price of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, the purchase will be considered a "jumbo accumulation purchase." With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases, made by the same customer over the life of his or her account(s).



         If an investor made a Large Purchase of Class A shares of a Category III Fund or AIM Short Term Bond Fund on and after November 15, 2001 and through October 30, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.



         If an investor makes a Large Purchase of Class A shares of a Category I or II Fund or AIM Short Term Bond Fund on and after November 15, 2001 and through October 31, 2002 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange. Beginning February 17, 2003, Class A shares of a Category I or II Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.


         If an investor makes a Large Purchase of Class A3 shares of a Category III Fund on and after October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, AIM Distributors will pay 1.00% of such purchase as dealer compensation upon the exchange. The Class A shares of the Category I or II Fund or AIM Short Term Bond Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.


         If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay and additional dealer concession upon the exchange. Beginning February 17, 2003, Class A shares of a Category III Fund may not be exchanged for Class A shares of another Category III Fund.


         PURCHASES OF CLASS A SHARES BY CERTAIN RETIREMENT PLANS AT NAV. For purchases of Class A shares of Category I and II Funds and AIM Short Term Bond Fund, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value ("NAV") to certain retirement plans provided that the applicable dealer of record is able to establish that the retirement plan's purchase of Class A shares is a new investment (as defined below):


                               PERCENT OF PURCHASE

                        0.50% of the first $20 million

                        plus 0.25% of amounts in excess of $20 million

         This payment schedule will be applicable to purchases of Class A shares at NAV by the following types of retirement plans: (i) all plans maintained pursuant to Sections 401 and 457 of the Code, and (ii) plans maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.

         A "new investment" means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of AIM Fund shares, (ii) an exchange of AIM Fund shares, or (iii) the repayment of one or more retirement plan loans that were funded through the redemption of AIM Fund shares. If AIM Distributors pays a dealer concession in connection with a plan's purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first invests in Class A shares of an AIM Fund. If the applicable dealer of record is unable to establish that a plan's purchase of Class A shares at NAV is a new investment, AIM Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.

         With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan's account(s).

         PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."


DEFINITIONS



         As used herein, the terms below shall be defined as follows:



         o "Individual" refers to a person, as well as his or her Spouse or Domestic Partner and his or her Children;



         o "Spouse" is the person to whom one is legally married under state law;

         o "Domestic Partner" is an adult with whom one shares a primary residence for at least six-months, is in a relationship as a couple where one or each of them provides personal or financial welfare of the other without a fee, is not related by blood and is not married;



         o "Child" or "Children" include a biological, adopted or foster son or daughter, a Step-child, a legal ward or a Child of a person standing in loco parentis;



         o "Parent" is a person's biological or adoptive mother or father;



         o "Step-child" is the child of one's Spouse by a previous marriage or relationship;



         o        "Step-parent" is the Spouse of a Child's Parent; and



         o "Immediate Family" includes an Individual (including, as defined above, a person, his or her Spouse or Domestic Partner and his or her Children) as well as his or her Parents, Step-parents and the Parents of Spouse or Domestic Partner.


INDIVIDUALS


         o an Individual (including his or her spouse or domestic partner, and children);



         o a retirement plan established exclusively for the benefit of an Individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and



         o        a qualified tuition plan account, maintained pursuant to
                  Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an Individual or have an Individual named as the beneficiary thereof).


EMPLOYER-SPONSORED RETIREMENT PLANS

         o a retirement plan maintained pursuant to Sections 401, 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the
                  Code), 408 (includes SEP, SARSEP and SIMPLE IRA plans) or 457 of the Code, if:

                  a. the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the AIM Funds will not accept separate contributions submitted with respect to individual participants);

                  b. each transmittal is accompanied by a single check or wire transfer; and

                  c. if the AIM Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies AIM Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.




         HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a Qualified Purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

LETTERS OF INTENT

                  A Qualified Purchaser may pay reduced initial sales charges by
(i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI") and (ii) subsequently fulfilling the conditions of that LOI.

         The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:

         Calculating the Initial Sales Charge

         o Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).

         o It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

         o The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

         o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

         Calculating the Number of Shares to be Purchased

         o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

         o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

         o If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

         o The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

         Fulfilling the Intended Investment

         o By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

         o To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

         o If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

         Canceling the LOI

         o If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

         o If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

         Other Persons Eligible for the LOI Privilege

         The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

         LOIs and Contingent Deferred Sales Charges

         If an investor entered into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 or after October 30, 2002 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A shares of Category I and II Funds and AIM Short Term Bond Fund are subject to an 18-month, 1.00% CDSC.

RIGHTS OF ACCUMULATION

         A Qualified Purchaser may also qualify for reduced initial sales charges based upon his, her or its existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

         If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

         To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contract purchased on or before June 30, 1992.

         If an investor's new purchase of Class A shares of a Category I or II Fund or AIM Short Term Bond Fund is at net asset value, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 18 month holding period (12 months for Category III Fund shares). For new purchases of Class A shares of Category III Funds at net asset value made on and after November 15, 2001 and through October 30, 2002, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 12 month holding period.

         OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.

         Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.


o PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase.


         AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

         Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

         o        AIM Management and its affiliates, or their clients;

         o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds--Registered Trademark--; any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

         o Any current or retired officer, director, or employee (and members of their immediate family) of DST Systems, Inc. or Personix, a division of Fiserv Solutions, Inc.;

         o Sales representatives and employees (and members of their immediate family) of selling group members of financial institutions that have arrangements with such selling group members;

         o        Purchases through approved fee-based programs;

         o Employer-sponsored retirement plans that are Qualified Purchasers, as defined above, provided that:

                  a.       a plan's initial investment is at least $1 million;

                  b. there are at least 100 employees eligible to participate in the plan;



                  c. all plan transactions are executed through a single omnibus account per AIM Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that



                  d. retirement plans maintained pursuant to Section 403(b) of the Code are not eligible to purchase shares at NAV based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code; and



                  e. purchases of AIM Opportunities I Fund by all retirement plans are subject to initial sales charges;


         o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

         o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

         o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

         o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;


         o Shareholders of the former GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;



         o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the former GT Global funds since that time;


         o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

         o Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code;

         o Initial purchases made by Qualified Purchasers, as defined above, within one (1) year after the registered representative who services their account(s) has become affiliated with a selling group member with which AIM Distributors has entered into a written agreement; and

         o Participants in select brokerage programs for retirement plans and rollover IRAs who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.

         In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:


         o        the reinvestment of dividends and distributions from a Fund;


         o        exchanges of shares of certain Funds; or





         o        a merger, consolidation or acquisition of assets of a Fund.

         PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.


         The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, AIM Distributors or one or more of its corporate affiliates (collectively, the "ADI Affiliates") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. ADI Affiliates makes these payments from its own resources, from AIM Distributors' retention of underwriting concessions and from payments to AIM Distributors under Rule 12b-1 plans. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial advisor may receive payments under more than one or all categories. Most financial advisors that sell shares of AIM funds receive one or more types of these cash payments.



         In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with AIM.



         REVENUE SHARING PAYMENTS. ADI Affiliates makes revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits ADI Affiliates receives when it makes these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensates financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. In addition, payments typically apply only to retail sales, and may not apply to other types of sales or assets (such as sales to retirement plans, qualified tuition programs, or fee based advisor programs - some of which may be generate certain other payments described below.)



         The revenue sharing payments ADI Affiliates makes may be calculated on sales of shares of AIM funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.



         ADMINISTRATIVE AND PROCESSING SUPPORT PAYMENTS. ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares for certain administrative services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.25% of average annual assets or $19 per annum per shareholder account. ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that AIM may make under this category include, among others, payment of ticket charges of up to $__ per purchase or exchange order placed by a financial advisor, payment of networking fees of up to $12 per shareholder account maintained on certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a financial advisor's mutual fund trading systems.



         OTHER CASH PAYMENTS. From time to time, ADI Affiliates, at its expense, may provide additional compensation to financial advisors which sell or arrange for the sale of shares of the Fund. Such compensation provided by ADI Affiliates may include financial assistance to financial advisors that enable ADI Affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other financial advisor-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD. ADI Affiliates makes payments for entertainment events it deems appropriate, subject to ADI Affiliates guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.



         ADI Affiliates is motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, ADI Affiliates benefits from the incremental management and other fees paid to ADI Affiliates by the AIM funds with respect to those assets.



         In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM funds, as well as about fees and/or commissions it charges.


Purchases of Class B Shares

         Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Purchases of Class C Shares

         Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund). See the Prospectus for additional information regarding this CDSC. AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for Class C shares of AIM Short Term Bond Fund) at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

         AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund, an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.


Purchases of Class K Shares



         Class K shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase.



         For purchases of Class K shares, AIM Distributors may make the following payments to dealers of record:



                         PERCENT OF CUMULATIVE PURCHASE



                0.70% of the first $5 million



                plus 0.45% of amounts in excess of $5 million



If the dealer of record receives the above payments, the trail commission will be paid out beginning in the 13th month. If no additional fee is paid to financial intermediaries, the trail commission will begin to accrue immediately.


Purchases of Class R Shares


         Class R shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase. For purchases of Class R shares of Category I or II Funds or AIM Short Term Bond Fund, AIM Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered as an investment option:


                         PERCENT OF CUMULATIVE PURCHASES

                0.75% of the first $5 million

                plus 0.50% of amounts in excess of $5 million

         With regard to any individual purchase of Class R shares, AIM Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan's account(s).

Purchases of Investor Class Shares

         Investor Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. AIM Distributors may pay dealers and institutions an annual fee of 0.25% of average daily net assets and such payments will commence immediately.


Purchases of Institutional Class Shares



         Institutional Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC.

Exchanges

         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.


         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AIS at (800) 959-4246. If a shareholder is unable to reach AIS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AIS as long as such request is received prior to the close of the customary trading session of the New York Stock Exchange ("NYSE"). AIS and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.


Redemptions


         GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AIS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.


         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.


         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AIS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AIS in the designated account(s), present or future, with full power of substitution in the premises. AIS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AIS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AIS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.



         SYSTEMATIC REDEMPTION PLAN. A Systematic Redemption Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Redemption Plan, all shares are to be held by AIS and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AIS. To provide funds for payments made under the Systematic Redemption Plan, AIS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.


         Payments under a Systematic Redemption Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B, Class C or Class R shares of the Funds), it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Redemption Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares

         A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds and AIM Short Term Bond Fund, or upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund) and, in certain circumstances, upon the redemption of Class K or Class R shares.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II, III Fund or AIM Short Term Bond Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

         o Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund held more than 18 months;

         o Redemptions of shares of Category III Funds purchased prior to November 15, 2001 or after October 30, 2002;

         o Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and through October 30, 2002 and held for more than 12 months;

         o        Redemptions of shares held by retirement plans in cases where
                  (i) the plan has remained invested in Class A shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of shares held by the plan;

         o        Redemptions from private foundations or endowment funds;

         o Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

         o Redemptions of shares of Category I, II or III Funds, AIM Cash Reserve Shares of AIM Money Market Fund or AIM Short Term Bond Fund acquired by exchange from Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, unless the shares acquired by exchange (on or after November 15, 2001 and through October 30, 2002 with respect to Category III Funds) are redeemed within 18 months of the original purchase of the exchange of Category I or II Fund or AIM Short Term Bond Fund shares;

         o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

         o Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

         o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares;

         o Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund or AIM Short Term Bond Fund, unless the Category I or II Fund or AIM Short Term Bond Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds or AIM Short Term Bond Fund shares;

         o Redemptions of Category I or II Funds or AIM Short Term Bond Fund by retirement plan participants resulting from a total redemption of the plan assets that occurs more than one year from the date of the plan's initial purchase; and

         o Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund held by an Investor Class shareholder.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

         o Total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

         o Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70-1/2;

         o Redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

         o Redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;



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

         o Redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

         o Redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

         o Redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in
                  Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and

         o Redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:


         o Additional purchases of Class C shares of AIM International Core Equity Fund and AIM Real Estate Fund by shareholders of record on April 30, 1995, of AIM International Value Fund, predecessor to AIM International Core Equity Fund, and AIM Real Estate Fund, except that shareholders whose broker-dealers maintain a single omnibus account with AIS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;


         o        Redemptions following the death or post-purchase disability of
                  (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         o        Certain distributions from individual retirement accounts,
                  Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

         o Amounts from a Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         o Liquidation by the AIM Fund when the account value falls below the minimum required account size of $500; and

         o        Investment account(s) of AIM.

         CDSCs will not apply to the following redemptions of Class C shares:

         o A total or partial redemption of shares where the investor's dealer of record notified the distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

         o A total or partial redemption which is necessary to fund a distribution requested by a participant in a retirement plan maintained pursuant to Section 401, 403, or 457 of the Code;


         o Redemptions of Class C shares of a Fund other than AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund; and



         o Redemptions of Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another Fund and the original purchase was subject to a CDSC.



         CDSCs will not apply to the following redemptions of Class K shares:



         o Class K shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him.


         CDSCs will not apply to the following redemptions of Class R shares:

o Class R shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him; and


o Redemptions of shares held by retirement plans in cases where (i) the plan has remained invested in Class R shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class R shares held by the plan.


General Information Regarding Purchases, Exchanges and Redemptions


         GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AIS with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AIS in its sole discretion.



         AUTHORIZED AGENTS. AIS and AIM Distributors may authorize agents to accept purchase and redemption orders that are in good form on behalf of the AIM Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received the purchase or redemption order when the Fund's authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by the Fund's authorized agent or its designee.



         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AIS. Any loss resulting from the failure of the dealer or financial intermediary to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.


         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.


         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AIS's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AIS will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AIS.



         TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AIS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AIS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AIS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AIS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AIS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.



         INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by establishing a Personal Identification Number
(PIN). By establishing a PIN, the investor acknowledges and agrees that neither AIS nor AIM Distributors will be liable for any loss, expense or cost arising out of any internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect internet transactions may be terminated at any time by the AIM Funds.



         ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AIS maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AIS. Upon receiving returned mail, AIS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AIS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AIS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE

         The following formula may be used to determine the public offering price per Class A share of an investor's investment:

         Net Asset Value / (1 -- Sales Charge as % of Offering Price ) = Offering Price.

         For example, at the close of business on December 31, 2003, AIM Basic Value Fund -- Class A shares had a net asset value per share of $29.24. The offering price, assuming an initial sales charge of 5.50%, therefore was $30.94.


Calculation of Net Asset Value



         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statement due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.



         Each equity security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each equity security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing vendors or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day. Debt securities (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.



         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not available, including situations where market quotations are unreliable, are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with procedures approved by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.



         Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of a

Fund's shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If AIM believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.



         Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Trading in certain foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Issuer specific events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.



         Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.


REDEMPTION IN KIND

         Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). A Fund may make a redemption in kind, for instance, if a cash redemption would disrupt its operations or performance. Securities delivered as payment in redemptions in kind will be valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. If a Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:

         1.       the investor fails to furnish a correct TIN to the Fund;

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN;

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.


         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.


         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         It is the present policy of each Fund to declare and pay annually net investment income dividends and capital gain distributions. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gain. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans -- Automatic Dividend Investment". Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

         Distributions paid by a Fund, other than daily dividends, have the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

         Dividends on Class B and Class C shares are expected to be lower than those for Class A shares because of higher distribution fees paid by Class B and Class C shares. Dividends on Class R shares may be lower than those for Class A shares, depending on whether the Class R shares pay higher distribution fees than those for Class A shares. Other class-specific expenses may also affect dividends on shares of those classes. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, consistent with applicable legal principals under the 1940 Act and the Code.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.


         Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.


         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gain to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gain is directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and (for Fund taxable years beginning after October 22, 2004) net income derived from certain publicly traded partnerships (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings to meet this requirement.



         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or of securities of certain publicly traded partnerships (for Fund taxable years beginning after October 22, 2004).



         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.


         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.


         Under an IRS revenue procedure, a Fund may treat its position as lender under a repurchase agreement as a U.S. Government security for purposes of the Asset Diversification where the repurchase agreement is fully collateralized (under applicable SEC standards) with securities that constitute U.S. Government securities.


         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders. See "Fund Distributions" below.

Asset Allocation Fund



         An Asset Allocation Fund will invest its assets in shares of the Underlying Funds, cash and money market instruments. Accordingly, an Asset Allocation Fund's income will consist of distributions from the Underlying Funds, net gains realized from the disposition of Underlying Fund shares and interest. If an Underlying Fund qualifies for treatment as a RIC under the Code -- each has done so for its past taxable years and intends to continue to do so for its current and future taxable years -- (1) dividends paid to an Asset Allocation Fund from the Underlying Fund's investment company taxable income (which may include net gains from certain foreign currency transactions) will be taxable to an Asset Allocation Fund as ordinary income (2) dividends paid to an Asset Allocation Fund that an Underlying Fund designates as capital gain dividends (as discussed below) will be taxable to an Asset Allocation Fund as long-term capital gain, (3) dividends paid to an Asset Allocation Fund that an Underlying Fund designates as qualifying dividends from domestic corporations (as discussed below) will be treated as dividends eligible for the dividends received deduction and (4) dividends paid to an Asset Allocation Fund that an Underlying Fund designates as qualified dividend income (as discussed below) will be treated by the Asset Allocation Fund as qualifying dividends taxable at a maximum rate of 15% to individuals and other noncorporate taxpayers. If shares of an Underlying Fund are purchased within 30 days before or after redeeming at a loss other share of that Underlying Fund (whether pursuant to a rebalancing of an Asset Allocation Fund's portfolio or otherwise), all or a part of the loss will not be deductible by an Asset Allocation Fund and instead will increase its basis for the newly purchased shares.



         Although an Underlying Fund will be eligible to elect to "pass-through" to its shareholders (including an Asset Allocation Fund) the benefit of the foreign tax credit if more than 50% in the value of its total assets at the close of any taxable year consists of securities of foreign corporations, an Asset Allocation Fund will not qualify to pass that benefit through to its shareholders because of its inability to satisfy the asset test. Accordingly, an Asset Allocation Fund will deduct the amount of any foreign taxes passed through by an Underlying Fund in determining its investment company taxable income.


         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss. In certain cases, a Fund may make an election to treat such gain or loss as capital.

         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

          Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.


          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed or be less than its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income , qualified dividend income or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.


         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).


         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

         PFIC INVESTMENTS. The Funds are permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

          The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition and character of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         SWAP AGREEMENTS. Each Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in swap agreements.

         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other noncorporate taxpayers to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         Ordinary income dividends paid by a Fund to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax at a maximum rate of 15% to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program.

In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. However, dividends received by the Fund from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by a Fund to a noncorporate shareholder may not exceed a maximum rate of 15%. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.


         Distributions by a Fund that are not made from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.


         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

          If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.

         BACKUP WITHHOLDING. The Funds may be required to withhold 28% of taxable distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares -- Backup Withholding".


         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term and short-term capital gain and of certain types of interest income) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.



         As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that a Fund designates as "short-term capital gain dividends" or as "interest-related dividends" or as "interest-related dividends" for Fund taxable years beginning after December 31, 2004 and before January 1, 2008. The aggregate amount that may be designated as short-term capital gain dividends for a Fund's taxable year is equal to the excess (if any) of the Fund's net short-term capital gain (including short-term capital gain dividends received from another regulated investment company) over its net long-term capital loss. The aggregate amount designated as interest-related dividends for any Fund taxable year is generally limited to the excess of the amount of "qualified interest income" of the Fund over allocable expenses. Qualified interest income is generally equal to the sum of a Fund's U.S.-source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Fund holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company. An Asset Allocation Fund may designate distributions out of short-term capital gain dividends and interest-related dividends received from an Underlying Fund as short-term capital gain dividends and interest-related dividends paid to its own shareholders.



         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, short-term capital gain dividends, interest-related dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.


         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the Foreign Tax Election, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.


         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax adviser or the IRS.


         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Estates of decedents dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of a Fund's shares attributable to "qualifying assets" held by the Fund at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of a Fund's assets that constituted qualifying assets at the end of each quarter of its taxable year.


          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

          If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

          Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income, and the portion of foreign source income consisting of qualified dividend income is reduced by approximately 57% to account for the tax rate differential. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.


         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on February 11, 2005. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


         Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                           DISTRIBUTION OF SECURITIES


DISTRIBUTION PLANS



         The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A shares, Class B shares, Class C shares and Class R shares, if applicable (collectively the "Plans"). Each Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of the applicable class.



      FUND                                                CLASS A        CLASS B        CLASS C         CLASS R
      ----                                                -------        -------        -------         -------
      AIM Aggressive Allocation Fund                       0.35%          1.00%          1.00%            0.50%
      AIM Basic Value Fund                                 0.35           1.00           1.00             0.50
      AIM Conservative Allocation Fund                     0.35           1.00           1.00             0.50
      AIM Global Equity Fund                               0.35           1.00           1.00              N/A
      AIM Growth Allocation Fund                           0.35           1.00           1.00             0.50
      AIM Mid Cap Core Equity Fund                         0.35           1.00           1.00             0.50
      AIM Moderate Allocation Fund                         0.35           1.00           1.00             0.50
      AIM Moderately Conservative Allocation Fund          0.35           1.00           1.00             0.50
      AIM Small Cap Growth Fund                            0.25           1.00           1.00             0.50


         All of the Plans compensate AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.


         Amounts payable by a Fund under the Class A, Class B, Class C and Class R Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plans do not obligate the Funds to reimburse AIM Distributors for the actual allocated share of expenses AIM Distributors may incur in fulfilling its obligations under these Plans. Thus, even if AIM Distributors' actual allocated share of expenses exceeds the fee payable to AIM Distributors at any given time, under these Plans, the Funds will not be obligated to pay more than that fee. If AIM Distributors' actual allocated share of expenses is less than the fee it receives, under these Plans, AIM Distributors will retain the full amount of the fee.


         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A shares, Class C shares or Class R shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

         AIM Distributors has agreed to reduce the Rule 12b-1 distribution plan payments for Class A shares of AIM Small Cap Growth Fund and AIM Mid Cap Core Equity Fund from 0.35% to 0.25% per annum during the periods the Funds are offered on a limited basis to certain investors. This agreement may be terminated at any time.

         The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares attributable to the customers of selected dealers and financial institutions to such dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

         AIM Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence either on the thirteenth month after the first purchase, on accounts on which a dealer concession was paid, or immediately, on accounts on which a dealer concession was not paid. If AIM Distributors pays a dealer concession, it will retain all payments received by it relating to Class R shares for the first year after they are purchased. AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class R shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

         See Appendix K for a list of the amounts paid by each class of shares of each Fund to AIM Distributors pursuant to the Plans for the year, or period, ended December 31, 2004 and Appendix L for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the year or period ended December 31, 2004.


         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

         The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

         Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

         The Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B, Class C and Class R shares of the Funds at the time of such sales.

         Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A, Class C and Class R Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


         Total sales charges (front end and contingent deferred sales charges) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ended December 31 are found in Appendix M.


                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:
                                         n
                                   P(1+T) =ERV

Where           P       =    a hypothetical initial payment of $1,000;
                T       =    average annual total return (assuming the
                             applicable maximum sales load is deducted at the
                             beginning of the one, five or ten year periods);
                n       =    number of years; and
                ERV     =    ending redeemable value of a hypothetical $1,000
                             payment made at the beginning of the one, five and ten year periods at the end of the one, five or ten year periods (or fractional portion of such period).


         The average annual total returns for each Fund, with respect to its Class A, Class B, Class C and Class R shares, if applicable, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix N.


         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) =ERV

Where           P      =   a hypothetical initial payment of $1,000;

                U      =   average annual total return assuming payment of
                           only a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period;

                n      =   number of years; and

                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P      =   a hypothetical initial payment of $1,000;

                V      =   cumulative total return assuming payment of all of,
                           a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period; and

                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.


         The cumulative total returns for each Fund, with respect to its Class A, Class B, Class C and Class R shares, if applicable, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix N.


Calculation of Certain Performance Data

         AIM Basic Value Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in the Funds' advertisements and other sales material. If the Funds' Class R shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Funds' Class A shares at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. If the Funds' Class R shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Funds' Class R shares since their inception and the restated historical performance of the Funds' Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. If the Funds' Class R shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Funds' Class R shares.

         A restated or blended performance calculation may be used to derive (i) the Funds' standardized average annual total returns over a stated period and
(ii) the Funds' non-standardized cumulative total returns over a stated period.

Average Annual Total Return (After Taxes on Distributions) Quotation


         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:
                                       n
                                 P(1+T) = ATV
                                             D

Where           P        =   a hypothetical initial payment of $1,000;

                T        =   average annual total return (after taxes on
                             distributions);

                n        =   number of years; and

                ATV      =   ending value of a hypothetical $1,000 payment made
                   D         at the beginning of the one, five or ten year
                             periods (or since inception, if applicable) at the end of the one, five or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

         Standardized average annual total return (after taxes on distributions) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; and (2) Class B and Class C shares reflect the deduction of the maximum applicable CDSC on a redemption of shares held for the period.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.


         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Class A, Class B and Class C shares for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix N.


Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                       n
                                 P(1+T)  = ATV
                                              DR

Where           P    =   a hypothetical initial payment of $1,000;

                T    =   average annual total return (after taxes on
                         distributions and redemption);

                n    =   number of years; and

                ATV  =   ending value of a hypothetical $1,000 payment made at
                   DR    the beginning of the one, five or ten year periods (or
                         since inception, if applicable) at the end of the one, five or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; and (2) Class B and Class C shares reflect the deduction of the maximum applicable CDSC on a redemption of shares held for the period.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.


         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Class A, Class B and Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix N.


Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

          From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

          The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

       Advertising Age               Financial World                Nation's Business
       Barron's                      Forbes                         New York Times
       Best's Review                 Fortune                        Pension World
       Broker World                  Hartford Courant               Pensions & Investments
       Bloomberg                     Inc.                           Personal Investor
       Business Week                 Institutional Investor         Philadelphia Inquirer
       Changing Times                Insurance Forum                The Bond Buyer
       Christian Science Monitor     Insurance Week                 USA Today
       Consumer Reports              Investor's Business Daily      U.S. News & World Report
       Economist                     Journal of the American        Wall Street Journal
       FACS of the Week                 Society of CLU & ChFC       Washington Post
       Financial Planning            Kiplinger Letter               CNN
       Financial Product News        Money                          CNBC
       Financial Services Week       Mutual Fund Forecaster         PBS

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:


       Bank Rate Monitor                  Morningstar, Inc.
       Bloomberg                          Stanger
       FactSet Data Systems               Weisenberger
       Lipper, Inc.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:


Lipper Global Fund Index                 MSCI World Index
Lipper Large-Cap Value Fund Index        Russell 1000--Registered Trademark-- Value Index
Lipper Multi-Cap Value Fund Index        Russell 2000--Registered Trademark-- Growth Index
Lipper Mid-Cap Core Fund Index           Russell Midcap--Registered Trademark-- Index
Lipper Small-Cap Growth Fund Index       Standard & Poor's 500 Stock Index

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.



     SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING



         On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.



         Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.



         Under the terms of the settlements, AIM will make certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.



         The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.



                   REGULATORY INQUIRIES AND PENDING LITIGATION



         The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.



         As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future. This statement of additional information will be supplemented periodically to disclose any such additional regulatory actions, civil lawsuits and/or regulatory inquiries.



         Ongoing Regulatory Inquiries Concerning IFG and AIM



         IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG.



         AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans,



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

issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds.



         Private Civil Actions Alleging Market Timing



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix O-1.



         All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix O-1. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. This lawsuit is identified in Appendix O-1.



         Private Civil Actions Alleging Improper Use of Fair Value Pricing



         Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix O-2.



         Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix O-3.



         Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes



         Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix O-4.



         Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix O-5.



         Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements



         A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. ("AIM Capital") and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws; (ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees. Such lawsuit, which was served on AIM and AIM Capital on January 18, 2005, is set forth in Appendix O-6.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

         Moody's corporate ratings areas follows:


         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

          Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

          Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.


         Moody's municipal ratings are as follows:


            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

          Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

         Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

         Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         AA: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

          In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

          In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

          In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

          The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

          MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.


           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).


                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.


                        S&P SHORT-TERM MUNICIPAL RATINGS

          An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

          Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.


                         FITCH LONG-TERM CREDIT RATINGS

         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' -- 'BBB' categories; Short-term 'F1' -- 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB' -- 'D'; Short-term 'B' -- 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.


                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.


                         FITCH SHORT-TERM CREDIT RATINGS

          The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS


                             As of December 31, 2004



The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.




                                  TRUSTEE
NAME, YEAR OF BIRTH AND           AND/OR                                                            OTHER
POSITION(s) HELD WITH THE         OFFICER                                                     TRUSTEESHIP(S) HELD
        TRUST                     SINCE      PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS          BY TRUSTEE
-------------------------         -------    -------------------------------------------      -------------------
INTERESTED PERSONS
Robert H. Graham(1)  -- 1946       1998      Director and Chairman, A I M Management Group        None
Trustee, Vice Chair and                      Inc. (financial services holding company);
President                                    Director and Vice Chairman, AMVESCAP PLC and
                                             Chairman of AMVESCAP PLC - AIM
                                             Division (parent of AIM and a
                                             global investment management firm)

                                             Formerly: President and Chief
                                             Executive Officer, A I M Management
                                             Group Inc.; Director, Chairman and
                                             President, A I M Advisors, Inc.
                                             (registered investment advisor);
                                             Director and Chairman, A I M
                                             Capital Management, Inc.
                                             (registered investment advisor),
                                             A I M Distributors, Inc. (registered
                                             broker dealer), AIM Investment
                                             Services, Inc., (registered
                                             transfer agent), and Fund
                                             Management Company (registered
                                             broker dealer); and Chief Executive
                                             Officer, AMVESCAP PLC - Managed
                                             Products

Mark H. Williamson(2) -- 1951       2003     Director, President and Chief Executive Officer,     None
Trustee and Executive Vice                   A I M Management Group Inc. (financial services
President                                    holding company); Director, Chairman and
                                             President, A I M Advisors, Inc.
                                             (registered investment advisor);
                                             Director, A I M Capital Management,
                                             Inc. (registered investment
                                             advisor) and A I M Distributors,
                                             Inc. (registered broker dealer),
                                             Director and Chairman, AIM
                                             Investment Services, Inc.,
                                             (registered transfer agent), Fund
                                             Management Company (registered
                                             broker dealer) and INVESCO
                                             Distributors, Inc. (registered
                                             broker dealer); and Chief Executive
                                             Officer, AMVESCAP PLC - AIM
                                             Division (parent of AIM and a
                                             global investment management firm)

                                             Formerly: Director, Chairman,
                                             President and Chief Executive
                                             Officer, INVESCO Funds Group, Inc.;
                                             President and Chief Executive
                                             Officer, INVESCO Distributors,
                                             Inc.; Chief Executive Officer,
                                             AMVESCAP PLC - Managed Products;
                                             Chairman and Chief Executive
                                             Officer of NationsBanc Advisors,
                                             Inc.; and Chairman of NationsBanc
                                             Investments, Inc.


----------


(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board.



(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                                  TRUSTEE
NAME, YEAR OF BIRTH AND           AND/OR                                                               OTHER
POSITION(S) HELD WITH THE         OFFICER                                                       TRUSTEESHIP(S) HELD
        TRUST                      SINCE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS             BY TRUSTEE
-------------------------         -------    -------------------------------------------        -------------------
INDEPENDENT TRUSTEES

Bob R. Baker - 1936                 2003     Retired                                            None
Trustee
                                             Formerly:  President and Chief Executive
                                             Officer, AMC Cancer Research Center; and
                                             Chairman and Chief Executive Officer, First
                                             Columbia Financial Corporation

Frank S. Bayley -- 1939             1985     Retired                                            Badgley Funds, Inc.
Trustee                                                                                         (registered
                                             Formerly:  Partner, law firm of Baker & McKenzie   investment company)

James T. Bunch -- 1942              2003     Co-President and Founder, Green, Manning & Bunch   None
Trustee                                      Ltd., (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder Insurance
                                             Corporation

                                             Formerly:  General Counsel and Director,
                                             Boettcher & Co.; and Chairman and Managing
                                             Partner, law firm of Davis, Graham & Stubbs

Bruce L. Crockett(3) -- 1944        2001     Chairman, Crockett Technology Associates           ACE Limited
Trustee and Chair                            (technology consulting company)                    (insurance
                                                                                                company); and
                                                                                                Captaris, Inc.
                                                                                                (unified messaging
                                                                                                provider)

Albert R. Dowden -- 1941            2001     Director of a number of public and private         Cortland Trust,
Trustee                                      business corporations, including the Boss Group,   Inc. (Chairman)
                                             Ltd. (private investment and management) and       (registered
                                             Magellan Insurance Company                         investment
                                                                                                company); Annuity
                                             Formerly:  Director, President and Chief           and Life Re
                                             Executive Officer, Volvo Group North America,      (Holdings), Ltd.
                                             Inc.; Senior Vice President, AB Volvo; and         (insurance company)
                                             director of various affiliated Volvo companies



----------

(3)    Mr. Crockett was elected Chair of the Board effective October 4, 2004.

                                  TRUSTEE
 NAME, YEAR OF BIRTH AND           AND/OR                                                             OTHER
POSITION(S) HELD WITH THE         OFFICER                                                       TRUSTEESHIP(S) HELD
         TRUST                     SINCE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            BY TRUSTEE
-------------------------         -------    -------------------------------------------        -------------------
Edward K. Dunn, Jr. -- 1935         2001     Retired                                            None
Trustee
                                             Formerly: Chairman, Mercantile Mortgage Corp.;
                                             President and Chief Operating Officer,
                                             Mercantile-Safe Deposit & Trust Co.; and
                                             President, Mercantile Bankshares Corp.

Jack M. Fields -- 1952              2001     Chief Executive Officer, Twenty First Century      Administaff; and
Trustee                                      Group, Inc. (government affairs company) and       Discovery Global
                                             Texana Timber LP (sustainable forestry company)    Education Fund
                                                                                                (non-profit)

Carl Frischling -- 1937             2001     Partner, law firm of Kramer Levin Naftalis and     Cortland Trust,
Trustee                                      Frankel LLP                                        Inc. (registered
                                                                                                investment company)

Gerald J. Lewis -- 1933             2003     Chairman, Lawsuit Resolution Services (San         General Chemical
Trustee                                      Diego, California)                                 Group, Inc.,

                                             Formerly:  Associate Justice of the California
                                             Court of Appeals

Prema Mathai-Davis -- 1950          2001     Formerly: Chief Executive Officer, YWCA of the     None
Trustee                                      USA

Lewis F. Pennock -- 1942            2001     Partner, law firm of Pennock & Cooper              None
Trustee


Ruth H. Quigley -- 1935             1977     Retired                                            None
Trustee

Louis S. Sklar(4) -- 1939           2001     Executive Vice President, Development and          None
Trustee                                      Operations, Hines Interests Limited Partnership
                                             (real estate development company)

Larry Soll -- 1942                  2003     Retired                                            None
Trustee




-----------

(4)  Mr. Sklar retired effective December 31, 2004

                                  TRUSTEE
NAME, YEAR OF BIRTH AND           AND/OR                                                               OTHER
POSITION(S) HELD WITH THE         OFFICER                                                       TRUSTEESHIP(S) HELD
        TRUST                      SINCE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS             BY TRUSTEE
-------------------------         -------    -------------------------------------------        -------------------
OTHER OFFICERS

Lisa O. Brinkley(5) -- 1959         2004     Senior Vice President, A I M Management Group      N/A
Senior Vice President and                    Inc. (financial services holding company);
Chief Compliance Officer                     Senior Vice President and Chief Compliance
                                             Officer, A I M Advisors, Inc.; Vice President
                                             and Chief Compliance Officer, A I M Capital
                                             Management, Inc.; and Vice President, A I M
                                             Distributors, Inc. AIM Investment Services, Inc.
                                             and Fund Management Company

                                             Formerly:  Senior Vice President and Compliance
                                             Director, Delaware Investments Family of Funds
                                             and Chief Compliance Officer, A I M
                                             Distributors, Inc.

Kevin M. Carome -- 1956             2003     Director, Senior Vice President, Secretary and     N/A
Senior Vice President,                       General Counsel, A I M Management Group Inc.
Secretary and Chief                          (financial services holding company) and A I M
Legal Officer                                Advisors, Inc.; Director and Vice President,
                                             INVESCO Distributors, Inc.; Vice President, A I M
                                             Capital Management, Inc., and AIM Investment
                                             Services, Inc.; Director, Vice President and
                                             General Counsel, Fund Management Company; and
                                             Senior Vice President, A I M Distributors, Inc.

                                             Formerly:  Senior Vice President and General
                                             Counsel, Liberty Financial Companies, Inc.; and
                                             Senior Vice President and General Counsel,
                                             Liberty Funds Group, LLC; and Vice President,
                                             A I M Distributors, Inc.

Stuart W. Coco -- 1955              2002     Managing Director and Director of Money Market     N/A
Vice President                               Research and Special Projects, A I M Capital
                                             Management, Inc.; and Vice President, A I M
                                             Advisors, Inc.

Sidney M. Dilgren -- 1936           2004     Vice President and Fund Treasurer, A I M           N/A
Vice President and                           Advisors, Inc.
Treasurer

                                             Formerly: Senior Vice President, AIM Investment
                                             Services, Inc. and Vice President, A I M
                                             Distributors, Inc.

Karen Dunn Kelley -- 1960           2004     Director of Cash Management, Managing Director     N/A
Vice President                               and Chief Cash Management Officer, A I M Capital
                                             Management, Inc.; Director and President, Fund
                                             Management Company, and Vice President, A I M
                                             Advisors, Inc.


-----------


(5) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

                                  TRUSTEE
NAME, YEAR OF BIRTH AND           AND/OR                                                              OTHER
POSITION(S) HELD WITH THE         OFFICER                                                       TRUSTEESHIP(S) HELD
        TRUST                      SINCE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            BY TRUSTEE
-------------------------         -------    -------------------------------------------        -------------------
Edgar M. Larsen(6) -- 1940          2002     Director and Executive Vice President, A I M       N/A
Vice President                               Management Group Inc.; Director and Senior Vice
                                             President, A I M Advisors, Inc.; and Director,
                                             Chairman, President, Director of
                                             Investments, Chief Executive
                                             Officer and Chief Investment
                                             Officer, A I M Capital Management,
                                             Inc.


-----------


(6)    Mr. Larsen retired effective December 31, 2004.

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2004




                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                                                                 INVESTMENT COMPANIES OVERSEEN BY
                                    DOLLAR RANGE OF EQUITY SECURITIES              TRUSTEE IN THE AIM FAMILY OF
     NAME OF TRUSTEE                            PER FUND                          FUNDS--Registered Trademark--
--------------------------- -------------------------------------------------- -------------------------------------
Robert H. Graham

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Larry Soll

Mark H. Williamson

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE


         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004:



                                                            RETIREMENT
                                          AGGREGATE          BENEFITS       ESTIMATED ANNUAL         TOTAL
                                        COMPENSATION         ACCRUED         BENEFITS UPON       COMPENSATION
                                          FROM THE          BY ALL AIM      RETIREMENT FROM      FROM ALL AIM
              TRUSTEE                     TRUST(1)           FUNDS(2)       ALL AIM FUNDS(3)       FUNDS(4)
------------------------------------- ------------------ ----------------- ------------------- ------------------
Bob R. Baker                          $                  $                 $                   $

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling(5)

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar(6)

Larry Soll




(1) Amounts shown are based on the fiscal year ended December 31, 2004. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2004, including earnings, was $[_______].



(2) During the fiscal year ended December 31, 2004, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $[_______].



(3) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees retirement and assume each trustee serves until his or her normal retirement date.



(4) All trustees currently serve as trustees of 19 registered investment companies advised by AIM.



(5) During the fiscal year ended December 31, 2004, the Trust paid $[_______] in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.



(6)  Mr. Sklar retired effective December 31, 2004.

                                   APPENDIX D


                          PROXY POLICIES AND PROCEDURES



                         (as amended September 16, 2004)



A.   PROXY POLICIES



     Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.



     I.   BOARDS OF DIRECTORS



          A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.



          There are some actions by directors that should result in votes being withheld. These instances include directors who:



          o Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;



          o Attend less than 75 percent of the board and committee meetings without a valid excuse;



          o    Implement or renew a dead-hand or modified dead-hand poison pill;



          o    Sit on the boards of an excessive number of companies;



          o Enacted egregious corporate governance or other policies or failed to replace management as appropriate;



          o Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or



          o Ignore a shareholder proposal that is approved by a majority of the shares outstanding.



           Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:



          o Long-term financial performance of the target company relative to its industry;



          o    Management's track record;



          o    Portfolio manager's assessment;



          o    Qualifications of director nominees (both slates);



          o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and



          o    Background to the proxy contest.

     II.  INDEPENDENT AUDITORS



          A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:



          o It is not clear that the auditors will be able to fulfill their function;



          o There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or



          o The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.



     III. COMPENSATION PROGRAMS



          Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.



           o We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.



           o We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.



            o We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.



           o We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.



           o We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.



      IV.  CORPORATE MATTERS



           We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.




           o We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

           o We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.



           o We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.



           o We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.



      V.   SHAREHOLDER PROPOSALS



           Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.



          o We will generally abstain from shareholder social and environmental proposals.



          o We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.



          o We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.



          o We will generally vote for proposals to lower barriers to shareholder action.



          o We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).



     VI.  OTHER



          o We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.



          o We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.



          o We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.



          AIM's proxy policies, and the procedures noted below, may be amended from time to time.



B.   PROXY COMMITTEE PROCEDURES



     The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.



     The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.



     AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.



     In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of
     Trustees:



     1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.



     2. AIM will not publicly announce its voting intentions and the reasons therefore.



     3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.



     4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.



C.   BUSINESS/DISASTER RECOVERY



     If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.



D.   RESTRICTIONS AFFECTING VOTING



     If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.



E.   CONFLICTS OF INTEREST



     The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.



     In the event that AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report.



     To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.



F.   FUND OF FUNDS



     When an AIM Fund that invests in another AIM Fund(s) has the right to vote on the proxy of the underlying AIM Fund, AIM will seek guidance from the Board of Trustees of the investing AIM Fund on how to vote such proxy.

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


         All information listed below is as of _________, 2005.


AIM AGGRESSIVE ALLOCATION FUND


                                     CLASS A          CLASS B         CLASS C           CLASS R      INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES        CLASS SHARES
                                   ----------       ----------       ----------        ----------    -------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE      PERCENTAGE
      NAME AND ADDRESS OF           OWNED OF         OWNED OF         OWNED OF          OWNED OF        OWNED OF
       PRINCIPAL HOLDER              RECORD           RECORD           RECORD            RECORD          RECORD
      -------------------          ----------       ----------       ----------        ----------    -------------





AIM BASIC VALUE FUND


                                     CLASS A          CLASS B         CLASS C           CLASS R      INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES        CLASS SHARES
                                   ----------       ----------       ----------        ----------    -------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE      PERCENTAGE
      NAME AND ADDRESS OF           OWNED OF         OWNED OF         OWNED OF          OWNED OF        OWNED OF
       PRINCIPAL HOLDER              RECORD           RECORD           RECORD            RECORD          RECORD
      -------------------          ----------       ----------       ----------        ----------    -------------


Citigroup Global Markets
House Account
Attn:  Cindy Tempesta
333 West 34th St.,
7th Floor
New York, NY  10001-2402

First Command Bank Trust
Attn:  Trust Department
P.O. Box 901075
Fort Worth, TX  76101-2075

                                     CLASS A          CLASS B         CLASS C           CLASS R      INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES        CLASS SHARES
                                   ----------       ----------       ----------        ----------    -------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE      PERCENTAGE
      NAME AND ADDRESS OF           OWNED OF         OWNED OF         OWNED OF          OWNED OF        OWNED OF
       PRINCIPAL HOLDER              RECORD           RECORD           RECORD            RECORD          RECORD
      -------------------          ----------       ----------       ----------        ----------    -------------

The Guardian Insurance &
Annuity Company Inc.
Separate Acct L
Attn:  Equity Acctg 3518
3900 Burgess Place
Bethlehem, PA  18017-9097

Heritage Registration Company
c/o Heritage Trust Co.
P.O. Box 21708
Omnibus for Reinv Acc: 1
Oklahoma City, OK  73156-1708

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn:  Fund Administration
4800 Deer Lake Dr East, 2nd
Floor
Jacksonville, FL  32246-6484


AIM CONSERVATIVE ALLOCATION FUND


                                     CLASS A          CLASS B         CLASS C           CLASS R      INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES        CLASS SHARES
                                   ----------       ----------       ----------        ----------    -------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE      PERCENTAGE
      NAME AND ADDRESS OF           OWNED OF         OWNED OF         OWNED OF          OWNED OF        OWNED OF
       PRINCIPAL HOLDER              RECORD           RECORD           RECORD            RECORD          RECORD
      -------------------          ----------       ----------       ----------        ----------    -------------




AIM GLOBAL EQUITY FUND


                                     CLASS A          CLASS B         CLASS C           CLASS R      INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES        CLASS SHARES
                                   ----------       ----------       ----------        ----------    -------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE      PERCENTAGE
      NAME AND ADDRESS OF           OWNED OF         OWNED OF         OWNED OF          OWNED OF        OWNED OF
       PRINCIPAL HOLDER              RECORD           RECORD           RECORD            RECORD          RECORD
      -------------------          ----------       ----------       ----------        ----------    -------------

Citigroup Global Market
House Account
Attn:  Cindy Tempesta
333 West 34th St.,
7th Floor
New York, NY  10001-2402

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn:  Fund Administration
4800 Deer Lake Dr East, 2nd
Floor
Jacksonville, FL  32246

AIM MID CAP CORE EQUITY FUND


                                     CLASS A          CLASS B         CLASS C           CLASS R      INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES        CLASS SHARES
                                   ----------       ----------       ----------        ----------    -------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE      PERCENTAGE
      NAME AND ADDRESS OF           OWNED OF         OWNED OF         OWNED OF          OWNED OF        OWNED OF
       PRINCIPAL HOLDER              RECORD           RECORD           RECORD            RECORD          RECORD
      -------------------          ----------       ----------       ----------        ----------    -------------
Capital Bank & Trust Co.
C/O Premier/Fascorp
8515 E. Orchard Rd # 2T2
Greenwood Vlg., CO  80111-5022

Carn & Co.
Nana Corp.
Compensation Deferral Plan
Attn:  Mutual Fund Star
P.O. Box 96211
Washington, DC  20090-6211

Charles Schwab & Co. Inc.
Reinvestment Acct
101 Montgomery St
San Francisco, CA  94104-4122

Citigroup Global Market
House Account
Attn:  Cindy Tempesta
333 West 34th St.,
7th Floor
New York, NY  10001-2402

Compass Bancshares Inc
Employee Stock Ownership Plan
Nationwide Trust Co. TTEE
FBO Compass Bancshares Inc.
P.O. Box 1412
Austin, TX  78767-1412

                                     CLASS A          CLASS B         CLASS C           CLASS R      INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES        CLASS SHARES
                                   ----------       ----------       ----------        ----------    -------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE      PERCENTAGE
      NAME AND ADDRESS OF           OWNED OF         OWNED OF         OWNED OF          OWNED OF        OWNED OF
       PRINCIPAL HOLDER              RECORD           RECORD           RECORD            RECORD          RECORD
      -------------------          ----------       ----------       ----------        ----------    -------------

The Guardian Insurance &
Annuity Company Inc.
Separate Acct L
Attn:  Equity Acctg 3518
3900 Burgess Place
Bethlehem, PA  18017-9097

Heritage Registration Company
C/O Heritage Trust Co.
P.O. Box 21708
Omnibus for Reinv Acct:
Oklahoma City, OK  73156-1708

Mercantile Safe Deposit
cust FBO Washington
County Hosp Assoc Cash Bal Pen
Plan
766 Old Hammonds Ferry Rd.
Linthicum, MD  21090-2112

Mercantile Safe Deposit &
Trust co. Cust FBO Washington
County Health System Open
766 Old Hammonds Ferry Rd
Linthicum, MD  21090-2112

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn:  Fund Administration
4800 Deer Lake Dr East, 2nd
Floor
Jacksonville, FL  32246

                                     CLASS A          CLASS B         CLASS C           CLASS R      INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES        CLASS SHARES
                                   ----------       ----------       ----------        ----------    -------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE      PERCENTAGE
      NAME AND ADDRESS OF           OWNED OF         OWNED OF         OWNED OF          OWNED OF        OWNED OF
       PRINCIPAL HOLDER              RECORD           RECORD           RECORD            RECORD          RECORD
      -------------------          ----------       ----------       ----------        ----------    -------------

The Northern Trust Co.
FBO Northern Trust Tip-DV
P.O. Box 92956
Chicago, IL  60675

Wells Fargo Bank NA
FBO 401K - Mid Cap Core
P.O. Box 1533
Minneapolis, MN  55480-1533

Wilmington Trust Co TTEE FBO
Westwood One, Inc.
Savings & PSP
c/o Mutual Funds
P. O. Box 8971
Wilmington DE  19899-8971



AIM MODERATE ALLOCATION FUND


                                     CLASS A          CLASS B         CLASS C           CLASS R      INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES        CLASS SHARES
                                   ----------       ----------       ----------        ----------    -------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE      PERCENTAGE
      NAME AND ADDRESS OF           OWNED OF         OWNED OF         OWNED OF          OWNED OF        OWNED OF
       PRINCIPAL HOLDER              RECORD           RECORD           RECORD            RECORD          RECORD
      -------------------          ----------       ----------       ----------        ----------    -------------




AIM SMALL CAP GROWTH FUND


                                     CLASS A          CLASS B         CLASS C           CLASS R      INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES        CLASS SHARES
                                   ----------       ----------       ----------        ----------    -------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE      PERCENTAGE
      NAME AND ADDRESS OF           OWNED OF         OWNED OF         OWNED OF          OWNED OF        OWNED OF
       PRINCIPAL HOLDER              RECORD           RECORD           RECORD            RECORD          RECORD
      -------------------          ----------       ----------       ----------        ----------    -------------
Branch Banking & Trust TTEE
FBO W.E. Stanley & Co. Inc.
Omnibus Daily Trading
300 E. Wendover Ave.
Ste 100
Greensboro, NC  27401-1221

City Street TTEE:
Nestle 401(K) Savings Plan
105 Rosemont Road
Westwood, MA  02090-2318

Fidelity Investments
Institutional Operations
Co. (F110C) as Agent for
Certain Employee Benefit Plans
100 Magellan Way
Mail Location - KW1C
Covington, KY  41015-1999

                                     CLASS A          CLASS B         CLASS C           CLASS R      INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES        CLASS SHARES
                                   ----------       ----------       ----------        ----------    -------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE      PERCENTAGE
      NAME AND ADDRESS OF           OWNED OF         OWNED OF         OWNED OF          OWNED OF        OWNED OF
       PRINCIPAL HOLDER              RECORD           RECORD           RECORD            RECORD          RECORD
      -------------------          ----------       ----------       ----------        ----------    -------------

ING Life Insurance and Annuity
151 Farmington Ave. - TN41
Hartford, CT  06156-0001

The Manufacturers Life
Insurance Company
(U.S.A)
250 Bloor St East
7th Floor
Toronto, ON M4W 1E5
Canada

Merrill Lynch Pierce
Fenner & Smith
FBO The Sole Benefit of
Customers
Attn:  Fund Administration
4800 Deer Lake Dr East,
2nd Floor
Jacksonville, FL  32246

State Street Bank
105 Rosemont Road
Westwood, MA  02090-2318

Wells Fargo Bank West
NA TTEE New York
Metropolitan Transportation
Authority 457 & 401K DEF Comp
PL
8515 E. Orchard Rd. #2T2
Greenwood Vlg, CO  80111-5037




AIM GROWTH ALLOCATION FUND AND AIM MODERATELY CONSERVATIVE ALLOCATION FUND


         AIM provided the initial capitalization of each Fund and, accordingly, as of the date of this Statement of Additional Information, owned more than 25% of the issued and outstanding shares of each Fund and therefore could be deemed to "control" each Fund as that term is defined in the 1940 Act. It is anticipated that after the commencement of the public offering of each Fund's shares, AIM will cease to control each Fund for the purposes of the 1940 Act.

MANAGEMENT OWNERSHIP


         As of __________, 2005, the trustees and officers as a group owned less than 1% of the shares outstanding of each class of any Fund.

                                   APPENDIX F
                                 MANAGEMENT FEES


         For the last three fiscal years ended December 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:



     FUND NAME                         2004                                     2003
-------------------   ---------------------------------------   ---------------------------------------
                                                     NET                                        NET
                      MANAGEMENT    MANAGEMENT    MANAGEMENT    MANAGEMENT    MANAGEMENT     MANAGEMENT
                      FEE PAYABLE   FEE WAIVERS    FEE PAID     FEE PAYABLE   FEE WAIVERS     FEE PAID
                      -----------   -----------   -----------   -----------   -----------   -----------

AIM Aggressive                 N/A           N/A           N/A           N/A           N/A           N/A
Allocation Fund(1)

AIM Basic Value Fund                                             $34,395,027   $    84,222   $34,310,805

AIM Conservative               N/A           N/A           N/A           N/A           N/A           N/A
Allocation Fund(1)

AIM Global Equity                                                $ 1,398,793   $    72,356   $ 1,326,437
Fund

AIM Growth                     N/A           N/A           N/A           N/A           N/A           N/A
Allocation Fund(2)

AIM Mid Cap Core                                                 $15,648,450   $    78,152   $15,570,298
Equity Fund

AIM Moderate                   N/A           N/A           N/A           N/A           N/A           N/A
Allocation Fund(1)

AIM Moderately
Conservative                   N/A           N/A           N/A           N/A           N/A           N/A
Allocation Fund(2)

AIM Small Cap                                                    $ 9,914,438   $    29,940   $ 9,884,498
Growth Fund


     FUND NAME                          2002
-------------------    ---------------------------------------
                                                       NET
                       MANAGEMENT     MANAGEMENT    MANAGEMENT
                       FEE PAYABLE   FEE WAIVERS     FEE PAID
                       -----------   -----------   -----------
                                N/A           N/A           N/A
AIM Aggressive
Allocation Fund(1)

AIM Basic Value Fund    $31,679,859   $    39,803   $31,640,056

AIM Conservative                N/A           N/A           N/A
Allocation Fund(1)

AIM Global Equity       $ 1,448,177   $    79,200   $ 1,368,977
Fund

AIM Growth                      N/A           N/A           N/A
Allocation Fund(2)

AIM Mid Cap Core        $ 9,735,227   $    42,589   $ 9,692,638
Equity Fund

AIM Moderate                    N/A           N/A           N/A
Allocation Fund(1)

AIM Moderately
Conservative                    N/A           N/A           N/A
Allocation Fund(2)

AIM Small Cap           $ 7,192,423   $    23,725   $ 7,168,698
Growth Fund



----------


(1)      Commenced operations on April 30, 2004.



(2)      Commenced operations on April 29, 2005.

                                   APPENDIX G
                               PORTFOLIO MANAGERS

                             As of December 31, 2004


                            INVESTMENTS IN EACH FUND


              NAME OF PORTFOLIO MANAGER                 DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
              -------------------------                 -------------------------------------------
                         AIM AGGRESSIVE ALLOCATION FUND

Gary K. Wendler

                              AIM BASIC VALUE FUND

Bret W. Stanley

R. Canon Coleman II

Matthew W. Seinsheimer

Michael J. Simon

                        AIM CONSERVATIVE ALLOCATION FUND

Gary K. Wendler

                             AIM GLOBAL EQUITY FUND

Derek S. Izuel

Eric Thaller

                           AIM GROWTH ALLOCATION FUND

Gary K. Wendler

                          AIM MID CAP CORE EQUITY FUND

Ronald S. Sloan

                          AIM MODERATE ALLOCATION FUND

Gary K. Wendler

                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND

Gary K. Wendler

                            AIM SMALL CAP GROWTH FUND

Juliet S. Ellis

Juan R. Hartsfield




DESCRIPTION OF COMPENSATION STRUCTURE



AIM ADVISORS, INC.


----------


(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

     AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:



o BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, AIM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.



o ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.



     High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically have an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.



o EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.



o PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.



o PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.



Portfolio managers also participate in benefit plans and programs available generally to all employees.

                             OTHER MANAGED ACCOUNTS



                             As of December 31, 2004



         AIM's portfolio managers develop investment models which are used in connection with the management of certain AIM funds as well as other mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out.



                                     NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
   NAME OF PORTFOLIO MANAGER                         TOTAL ASSETS BY CATEGORY
---------------------------------   ---------------------------------------------------------
                         AIM AGGRESSIVE ALLOCATION FUND

Gary K. Wendler

                              AIM BASIC VALUE FUND

Bret W. Stanley

R. Canon Coleman II

Matthew W. Seinsheimer

Michael J. Simon

                        AIM CONSERVATIVE ALLOCATION FUND

Gary K. Wendler

                             AIM GLOBAL EQUITY FUND

Derek S. Izuel

Eric Thaller

                           AIM GROWTH ALLOCATION FUND

Gary K. Wendler

                          AIM MID CAP CORE EQUITY FUND

Ronald S. Sloan

                          AIM MODERATE ALLOCATION FUND

Gary K. Wendler

                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND

Gary K. Wendler

                            AIM SMALL CAP GROWTH FUND

Juliet S. Ellis

Juan R. Hartsfield




POTENTIAL CONFLICTS OF INTEREST



         Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and /or other accounts may be presented with one or more of the following potential conflicts:



o The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.



o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, AIM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.



o With respect to securities transactions for the Funds, AIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.



o Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.



         AIM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

                                   APPENDIX H


                          ADMINISTRATIVE SERVICES FEES

         The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended December 31:


         FUND NAME                   2004             2003           2002
-----------------------------     -----------     -----------     -----------
AIM Aggressive Allocation                                 N/A             N/A
Fund(1)

AIM Basic Value Fund                              $   645,285     $   486,863

AIM Conservative                                          N/A             N/A
Allocation Fund(1)

AIM Global Equity Fund                            $    50,000     $    50,000

AIM Growth Allocation Fund(2)             N/A             N/A             N/A

AIM Mid Cap Core Equity                           $   487,969     $   274,931
Fund

AIM Moderate Allocation                                   N/A             N/A
Fund(1)

AIM Moderately
Conservative Allocation                   N/A             N/A             N/A
Fund(2)

AIM Small Cap Growth Fund                         $   365,048     $   206,896


----------


(1)      Commenced operations on April 30, 2004.



(2)      Commenced operations on April 29, 2005.

                                   APPENDIX I


                              BROKERAGE COMMISSIONS

         Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years ended December 31 were as follows:


                FUND                                            2004            2003                2002
                ----                                            ----         ----------           ----------
AIM Aggressive Allocation Fund(2)                                                   N/A                  N/A
AIM Basic Value Fund(3)                                         $            $4,078,941           $7,413,401
AIM Conservative Allocation Fund(2)                                                 N/A                  N/A
AIM Global Equity Fund(4)                                                       851,859              435,419
AIM Growth Allocation Fund(6)                                   N/A                 N/A                  N/A
AIM Mid Cap Core Equity Fund                                                  3,392,660            2,957,059
AIM Moderate Allocation Fund(2)                                                     N/A                  N/A
AIM Moderately Conservative Allocation Fund(6)                  N/A                 N/A                  N/A
AIM Small Cap Growth Fund(5)                                                  2,705,367            1,470,812


----------

(1) Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.

(2)      Commenced operations on April 30, 2004.


(3) [The variation in brokerage commissions paid by AIM Basic Value Fund for the fiscal years ended December 31, 2003 and 2002, was due to unusually low portfolio activity in 2003, based on the attractive investment opportunities the portfolio management team believed were represented in the Fund throughout the year.]



(4) [The variation in brokerage commissions paid by AIM Global Equity Fund for the fiscal year ended December 31, 2003 as compared to the prior fiscal year ended December 31, 2002 was due to an increase in transactions executed with commissions.]



(5) [The variation in brokerage commissions paid by AIM Small Cap Growth Fund for the fiscal years ended December 31, 2003 and 2002, as compared to the prior fiscal year, was due to a significant increase in asset levels that led to additional buying and selling of stocks.]



(6)      Commenced operations on April 29, 2005.

                                   APPENDIX J


             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS


         During the last fiscal year ended December 31, 2004, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:



                                                                                                  Related
                          Fund                                    Transactions             Brokerage Commissions
                          ----                                    ------------             ---------------------
AIM Aggressive Allocation Fund(1)
AIM Basic Value Fund                                              $                               $
AIM Conservative Allocation Fund(1)
AIM Global Equity Fund
AIM Growth Allocation Fund(2)                                             N/A                             N/A
AIM Mid Cap Core Equity Fund
AIM Moderate Allocation Fund(1)
AIM Moderately Conservative Allocation Fund(2)                            N/A                             N/A
AIM Small Cap Growth Fund



         During the last fiscal year ended December 31, 2004, [none of the Funds except AIM Basic Value Fund purchased securities issued by the following companies, which are "regular" brokers or dealers of the Fund:]



Issuer                                                 Security                             Market Value
------                                                 --------                             ------------
                                                                                     (as of December 31, 2004)
[J.P. Morgan Change & Co.                            Common Stock                          $  130,611,880]
[Merrill Lynch & Co., Inc.                           Common Stock                             153,487,050]
[Morgan Stanley                                      Common Stock                             143,517 600]



----------


(1)     Commenced operations on April 30, 2004.



(2)     Commenced operations on April 29, 2005.

                                   APPENDIX K


     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS


         A list of amounts paid by each class of shares to AIM Distributors pursuant to the Plans for the fiscal year ended December 31, 2004 follows:



                                                               CLASS A        CLASS B         CLASS C        CLASS R
                           FUND                                SHARES          SHARES         SHARES          SHARES
                           ----                                -------        -------         -------        -------
AIM Aggressive Allocation Fund(1)
AIM Basic Value Fund                                           $               $              $               $
AIM Conservative Allocation Fund(1)
AIM Global Equity Fund
AIM Growth Allocation Fund(2)                                    N/A             N/A            N/A             N/A
AIM Mid Cap Core Equity Fund
AIM Moderate Allocation Fund(1)
AIM Moderately Conservative Allocation Fund(2)                   N/A             N/A            N/A             N/A
AIM Small Cap Growth Fund

----------


(1)      Commenced operations on April 30, 2004.



(2)      Commenced operations on April 29, 2005.

                                   APPENDIX L


          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS


         An estimate by category of the allocation of actual fees paid by Class A shares of the Funds during the fiscal year ended December 31, 2004 follows:



                                                       PRINTING &                       UNDERWRITERS         DEALERS
                                      ADVERTISING       MAILING         SEMINARS        COMPENSATION      COMPENSATION
                                      -----------      ----------       --------        ------------      ------------
AIM Aggressive Allocation Fund(1)
AIM Basic Value Fund
AIM Conservative Allocation Fund(1)
AIM Global Equity Fund
AIM Growth Allocation Fund(2)                   N/A             N/A              N/A               N/A                N/A
AIM Mid Cap Core Equity Fund
AIM Moderate Allocation Fund(1)
AIM Moderately Conservative                     N/A             N/A              N/A               N/A                N/A
   Allocation Fund(2)
AIM Small Cap Growth Fund



         An estimate by category of the allocation of actual fees paid by Class B shares of the Funds during the fiscal year ended December 31, 2004 follows:



                                                       PRINTING &                       UNDERWRITERS         DEALERS
                                      ADVERTISING       MAILING         SEMINARS        COMPENSATION      COMPENSATION
                                      -----------      ----------       --------        ------------      ------------
AIM Aggressive Allocation Fund(1)
AIM Basic Value Fund
AIM Conservative Allocation Fund(1)
AIM Global Equity Fund
AIM Growth Allocation Fund(2)                   N/A             N/A              N/A               N/A                N/A
AIM Mid Cap Core Equity Fund
AIM Moderate Allocation Fund(1)
AIM Moderately Conservative                     N/A             N/A              N/A               N/A                N/A
   Allocation Fund(2)
AIM Small Cap Growth Fund



         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the fiscal year ended December 31, 2004 follows:



                                                       PRINTING &                       UNDERWRITERS         DEALERS
                                      ADVERTISING       MAILING         SEMINARS        COMPENSATION      COMPENSATION
                                      -----------      ----------       --------        ------------      ------------
AIM Aggressive Allocation Fund(1)
AIM Basic Value Fund
AIM Conservative Allocation Fund(1)
AIM Global Equity Fund
AIM Growth Allocation Fund(2)                   N/A             N/A              N/A               N/A                N/A
AIM Mid Cap Core Equity Fund
AIM Moderate Allocation Fund(1)
AIM Moderately Conservative                     N/A             N/A              N/A               N/A                N/A
   Allocation Fund(2)
AIM Small Cap Growth Fund


----------


(1)        Commenced operations on April 30, 2004.



(2)        Commenced operations on April 29, 2005.

         An estimate by category of the allocation of actual fees paid by Class R shares of the Funds during the fiscal year ended December 31, 2004 follows:



                                                       PRINTING &                       UNDERWRITERS         DEALERS
                                      ADVERTISING       MAILING         SEMINARS        COMPENSATION      COMPENSATION
                                      -----------       -------         --------        ------------      ------------
AIM Aggressive Allocation Fund(1)
AIM Basic Value Fund
AIM Conservative Allocation Fund(1)
AIM Global Equity Fund
AIM Growth Allocation Fund(2)                   N/A             N/A              N/A               N/A                N/A
AIM Mid Cap Core Equity Fund
AIM Moderate Allocation Fund(1)
AIM Moderately Conservative                     N/A             N/A              N/A               N/A                N/A
   Allocation Fund(2)
AIM Small Cap Growth Fund


----------


(1)      Commenced operations on April 30, 2004.



(2)      Commenced operations on April 29, 2005.

                                   APPENDIX M


                               TOTAL SALES CHARGES


         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the last three fiscal years ending December 31:


                                             2004                        2003                         2002
                                    ----------------------      ----------------------    -------------------------
                                     SALES         AMOUNT         SALES       AMOUNT        SALES          AMOUNT
                                    CHARGES       RETAINED       CHARGES     RETAINED      CHARGES        RETAINED
                                    -------       --------      ----------   ---------    ----------     ----------
AIM Aggressive Allocation Fund(1)                                      N/A         N/A           N/A            N/A
AIM Basic Value Fund                $             $             $5,004,113   $ 759,942    $9,981,981     $1,521,182

AIM Conservative Allocation
   Fund(1)                                                             N/A         N/A           N/A            N/A
AIM Global Equity Fund                                             158,159      28,656        94,201         16,958
AIM Growth Allocation Fund(2)            N/A            N/A            N/A         N/A           N/A            N/A
AIM Mid Cap Core Equity Fund                                     4,684,623     701,330     5,400,197        804,255
AIM Moderate Allocation Fund(1)                                        N/A         N/A           N/A            N/A
AIM Moderately Conservative              N/A            N/A            N/A         N/A           N/A            N/A
   Allocation Fund(2)
AIM Small Cap Growth Fund                                          334,139      52,197     1,310,416        198,431



         The following chart reflects the contingent deferred sales charges paid by Class A, Class B, Class C and Class R shareholders and retained by AIM Distributors for the last three fiscal years ended December 31:


                                                                2004             2003                2002
                                                               --------       -----------         ---------
    AIM Aggressive Allocation Fund(1)
    AIM Basic Value Fund                                       $              $   117,667         $ 235,808
    AIM Conservative Allocation Fund(1)
    AIM Global Equity Fund                                                            336             1,906
    AIM Growth Allocation Fund(2)                                   N/A               N/A               N/A
    AIM Mid Cap Core Equity Fund                                                   54,978            72,938
    AIM Moderate Allocation Fund(1)
    AIM Moderately Conservative Allocation Fund(2)                  N/A               N/A               N/A
    AIM Small Cap Growth Fund                                                      26,238            53,881


----------


(1)      Commenced operations on April 30, 2004.



(2)      Commenced operations on April 29, 2005.

                                   APPENDIX N


                                PERFORMANCE DATA


AVERAGE ANNUAL TOTAL RETURNS

         The average annual total returns (including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                                   PERIODS ENDED
                                                                 DECEMBER 31, 2004
                                              -----------------------------------------------------
                                                                                            SINCE        INCEPTION
         CLASS A SHARES:                      1 YEAR         5 YEARS       10 YEARS       INCEPTION        DATE
         --------------                       ------         -------       --------       ---------      ---------
AIM Aggressive Allocation Fund(1)                                                                         04/30/04
AIM Basic Value Fund                                                                                      10/18/95
AIM Conservative Allocation Fund(1)                                                                       04/30/04
AIM Global Equity Fund                                                                                    09/15/97
AIM Growth Allocation Fund(2)                     N/A            N/A            N/A             N/A       04/29/05
AIM Mid Cap Core Equity Fund                                                                              06/09/87
AIM Moderate Allocation Fund(1)                                                                           04/30/04
AIM Moderately Conservative
   Allocation Fund(2)                             N/A            N/A            N/A             N/A       04/29/05
AIM Small Cap Growth Fund                                                                                 10/18/95


         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                                   PERIODS ENDED
                                                                DECEMBER 31, 2004
                                              -------------------------------------------------------
                                                                                             SINCE        INCEPTION
         CLASS B SHARES:                      1 YEAR         5 YEARS       10 YEARS         INCEPTION        DATE
         --------------                       ------         -------       --------         ---------     --------
AIM Aggressive Allocation Fund(1)                                                                         04/30/04
AIM Basic Value Fund                                                                                      10/18/95
AIM Conservative Allocation Fund(1)                                                                       04/30/04
AIM Global Equity Fund                                                                                    09/15/97
AIM Growth Allocation Fund(2)                     N/A            N/A           N/A              N/A       04/29/05
AIM Mid Cap Core Equity Fund                                                                              04/01/93
AIM Moderate Allocation Fund(1)                                                                           04/30/04
AIM Moderately Conservative
   Allocation Fund(2)                             N/A            N/A           N/A              N/A       04/29/05
AIM Small Cap Growth Fund                                                                                 10/18/95


----------


(1)    Commenced operations on April 30, 2004.



(2)    Commenced operations on April 29, 2005.

         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                                          PERIODS ENDED
                                                                        DECEMBER 31, 2004
                                                             ---------------------------------------
                                                                                             SINCE       INCEPTION
         CLASS C SHARES:                                     1 YEAR        5 YEARS         INCEPTION       DATE
         --------------                                      ------        -------         ---------     --------
AIM Aggressive Allocation Fund(1)                                                                        04/30/04
AIM Basic Value Fund                                                                                     05/03/99
AIM Conservative Allocation Fund(1)                                                                      04/30/04
AIM Global Equity Fund                                                                                   01/02/98
AIM Growth Allocation Fund(2)                                   N/A           N/A              N/A       04/29/05
AIM Mid Cap Core Equity Fund                                                                             05/03/99
AIM Moderate Allocation Fund(1)                                                                          04/30/04
AIM Moderately Conservative
   Allocation Fund(2)                                           N/A           N/A              N/A       04/29/05
AIM Small Cap Growth Fund                                                                                05/03/99


         The average annual total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                                          PERIODS ENDED
                                                                       DECEMBER 31, 2004(3)
                                               ------------------------------------------------------
                                                                                             SINCE        INCEPTION
         CLASS R SHARES:                       1 YEAR        5 YEARS       10 YEARS         INCEPTION        DATE
         --------------                        ------        -------       --------         ---------     ---------
AIM Aggressive Allocation Fund(1)                                                                          04/30/04
AIM Basic Value Fund                                                                                       10/18/95(4)
AIM Conservative Allocation Fund(1)                                                                        04/30/04
AIM Growth Allocation Fund(2)                      N/A            N/A           N/A                        04/29/05
AIM Mid Cap Core Equity Fund                                                                               06/09/87(4)
AIM Moderate Allocation Fund(1)                                                                            04/30/04
AIM Moderately Conservative
   Allocation Fund(2)                              N/A            N/A           N/A                        04/29/05
AIM Small Cap Growth Fund                                                                                  10/18/95(4)


----------


(1)   Commenced operations on April 30, 2004.



(2)   Commenced operations on April 29, 2005.



(3) The returns shown for the one year period are the historical returns of the Fund's Class R shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Funds' Class R shares since their inception and the restated historical performance of the Funds' Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares.



(4) The inception date shown in the table is that of the Funds' Class A shares. The inception date of the Funds' Class R shares is June 3, 2002.

CUMULATIVE TOTAL RETURNS

         The cumulative total returns (including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                                   PERIODS ENDED
                                                                  DECEMBER 31, 2004
                                               ----------------------------------------------------
                                                                                            SINCE          INCEPTION
         CLASS A SHARES:                       1 YEAR        5 YEARS       10 YEARS       INCEPTION          DATE
         --------------                        ------        -------       --------       ---------        ---------
AIM Aggressive Allocation Fund(1)                                                                          04/30/04
AIM Basic Value Fund                                                                                       10/18/95
AIM Conservative Allocation Fund(1)                                                                        04/30/04
AIM Global Equity Fund                                                                                     09/15/97
AIM Growth Allocation Fund(2)                      N/A            N/A           N/A              N/A       04/29/05
AIM Mid Cap Core Equity Fund                                                                               06/09/87
AIM Moderate Allocation Fund(1)                                                                            04/30/04
AIM Moderately Conservative
   Allocation Fund(2)                              N/A            N/A           N/A              N/A       04/29/05
AIM Small Cap Growth Fund                                                                                  10/18/95



         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                                          PERIODS ENDED
                                                                        DECEMBER 31, 2004
                                                 ------------------------------------------------------
                                                                                                SINCE      INCEPTION
         CLASS B SHARES:                         1 YEAR        5 YEARS       10 YEARS         INCEPTION      DATE
         --------------                          ------        -------       --------         ---------    --------
AIM Aggressive Allocation Fund(1)                                                                          04/30/04
AIM Basic Value Fund                                                                                       10/18/95
AIM Conservative Allocation Fund(1)                                                                        04/30/04
AIM Global Equity Fund                                                                                     09/15/97
AIM Growth Allocation Fund(2)                      N/A            N/A           N/A              N/A       04/29/05
AIM Mid Cap Core Equity Fund                                                                               04/01/93
AIM Moderate Allocation Fund(1)                                                                            04/30/04
AIM Moderately Conservative
   Allocation Fund(2)                              N/A            N/A           N/A              N/A       04/29/05
AIM Small Cap Growth Fund                                                                                  10/18/95


----------


(1)     Commenced operations on April 30, 2004.



(2)     Commenced operations on April 29, 2005.

         The cumulative total returns (including maximum applicable contingent deferred sales charge ) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                                     PERIODS ENDED
                                                                   DECEMBER 31, 2004
                                                --------------------------------------------------
                                                                                           SINCE       INCEPTION
         CLASS C SHARES:                        1 YEAR       5 YEARS       10 YEARS      INCEPTION         DATE
         --------------                         ------       -------       --------      ---------     --------
AIM Aggressive Allocation Fund(1)                                                                      04/30/04
AIM Basic Value Fund                                                                                   05/03/99
AIM Conservative Allocation Fund(1)                                                                    04/30/04
AIM Global Equity Fund                                                                                 01/02/98
AIM Growth Allocation Fund(2)                      N/A           N/A           N/A            N/A      04/29/05
AIM Mid Cap Core Equity Fund                                                                           05/03/99
AIM Moderate Allocation Fund(1)                                                                        04/30/04
AIM Moderately Conservative
   Allocation Fund(2)                              N/A           N/A           N/A            N/A      04/29/05
AIM Small Cap Growth Fund                                                                              05/03/99


         The cumulative total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                                  PERIODS ENDED
                                                              DECEMBER 31, 2004(3)
                                              ------------------------------------------------
                                                                                       SINCE           INCEPTION
         CLASS R SHARES:                      1 YEAR       5 YEARS     10 YEARS      INCEPTION          DATE
         --------------                       ------       -------     --------      ---------        ----------
AIM Aggressive Allocation Fund(1)                                                                      04/30/04
AIM Basic Value Fund                                                                                   10/18/95(4)
AIM Conservative Allocation Fund(1)                                                                    04/30/04
AIM Growth Allocation Fund(2)                     N/A         N/A          N/A            N/A          04/29/05
AIM Mid Cap Core Equity Fund                                                                           06/09/87(4)
AIM Moderate Allocation Fund(1)                                                                        04/30/04
AIM Moderately Conservative
   Allocation Fund(2)                             N/A         N/A          N/A            N/A          04/29/05
AIM Small Cap Growth Fund                                                                              10/18/95(4)


----------


(1)   Commenced operations on April 30, 2004.



(2)   Commenced operations on April 29, 2005.



(3) The returns shown for the one year period are the historical returns of the Fund's Class R shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Funds' Class R shares since their inception and the restated historical performance of the Funds' Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares.



(4) The inception date shown in the table is that of the funds' Class A shares. The inception date of the Funds' Class R shares is June 3, 2002.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)

         The average annual total returns (after taxes on distributions and including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                               PERIODS ENDED
                                                             DECEMBER 31, 2004
                                              ------------------------------------------------
                                                                                      SINCE       INCEPTION
         CLASS A SHARES:                      1 YEAR       5 YEARS     10 YEARS      INCEPTION      DATE
         --------------                       ------       -------     --------      ---------    ---------
AIM Aggressive Allocation Fund(1)                                                                 04/30/04
AIM Basic Value Fund                                                                              10/18/95
AIM Conservative Allocation Fund(1)                                                               04/30/04
AIM Global Equity Fund                                                                            09/15/97
AIM Growth Allocation Fund(2)                     N/A         N/A          N/A            N/A     04/29/05
AIM Mid Cap Core Equity Fund                                                                      06/09/87
AIM Moderate Allocation Fund(1)                                                                   04/30/04
AIM Moderately Conservative
   Allocation Fund(2)                             N/A         N/A          N/A            N/A     04/29/05
AIM Small Cap Growth Fund                                                                         10/18/95



         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                                PERIODS ENDED
                                                              DECEMBER 31, 2004
                                              ------------------------------------------------
                                                                                       SINCE         INCEPTION
         CLASS B SHARES:                      1 YEAR       5 YEARS     10 YEARS      INCEPTION         DATE
         --------------                       ------       -------     --------      ---------       ---------
AIM Aggressive Allocation Fund(1)                                                                    04/30/04
AIM Basic Value Fund                                                                                 10/18/95
AIM Conservative Allocation Fund(1)                                                                  04/30/04
AIM Global Equity Fund                                                                               09/15/97
AIM Growth Allocation Fund(2)                   N/A         N/A          N/A            N/A          04/29/05
AIM Mid Cap Core Equity Fund                                                                         04/01/93
AIM Moderate Allocation Fund(1)                                                                      04/30/04
AIM Moderately Conservative
   Allocation Fund(2)                           N/A         N/A          N/A            N/A          04/29/05
AIM Small Cap Growth Fund                                                                            10/18/95


----------

(1)  Commenced operations on April 30, 2004.



(2)  Commenced operations on April 29, 2005.

         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:



                                                             PERIODS ENDED
                                                           DECEMBER 31, 2004
                                                ----------------------------------------
                                                                                 SINCE       INCEPTION
         CLASS C SHARES:                        1 YEAR            5 YEARS      INCEPTION       DATE
         --------------                         ------            -------      ---------     ---------
AIM Aggressive Allocation Fund(1)                                                            04/30/04
AIM Basic Value Fund                                                                         05/03/99
AIM Conservative Allocation Fund(1)                                                          04/30/04
AIM Global Equity Fund                                                                       01/02/98
AIM Growth Allocation Fund(2)                       N/A                N/A          N/A      04/29/05
AIM Mid Cap Core Equity Fund                                                                 05/03/99
AIM Moderate Allocation Fund(1)                                                              04/30/04
AIM Moderately Conservative
   Allocation Fund(2)                               N/A                N/A          N/A      04/29/05
AIM Small Cap Growth Fund                                                                    05/03/99



AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

         The average annual total returns (after taxes on distributions and redemption and including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less that ten years) ended December 31 are as follows:


                                                                  PERIODS ENDED
                                                                DECEMBER 31, 2004
                                              ------------------------------------------------
                                                                                      SINCE          INCEPTION
         CLASS A SHARES:                      1 YEAR       5 YEARS     10 YEARS      INCEPTION         DATE
         --------------                       ------       -------     --------      ---------       ---------
AIM Aggressive Allocation Fund(1)                                                                     04/30/04
AIM Basic Value Fund                                                                                  10/18/95
AIM Conservative Allocation Fund(1)                                                                   04/30/04
AIM Global Equity Fund                                                                                09/15/97
AIM Growth Allocation Fund(2)                    N/A         N/A          N/A            N/A          04/29/05
AIM Mid Cap Core Equity Fund                                                                          06/09/87
AIM Moderate Allocation Fund(1)                                                                       04/30/04
AIM Moderately Conservative
   Allocation Fund(2)                            N/A         N/A          N/A            N/A          04/29/05
AIM Small Cap Growth Fund                                                                             10/18/95


----------

(1)   Commenced operations on April 30, 2004.



(2)   Commenced operations on April 29, 2005.

         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                                PERIODS ENDED
                                                             DECEMBER 31, 2004
                                              ------------------------------------------------
                                                                                      SINCE          INCEPTION
         CLASS B SHARES:                      1 YEAR       5 YEARS     10 YEARS      INCEPTION         DATE
         --------------                       ------       -------     --------      ---------       ---------
AIM Aggressive Allocation Fund(1)                                                                    04/30/04
AIM Basic Value Fund                                                                                 10/18/95
AIM Conservative Allocation Fund(1)                                                                  04/30/04
AIM Global Equity Fund                                                                               09/15/97
AIM Growth Allocation Fund(2)                   N/A         N/A          N/A            N/A          04/29/05
AIM Mid Cap Core Equity Fund                                                                         04/01/93
AIM Moderate Allocation Fund(1)                                                                      04/30/04
AIM Moderately Conservative
   Allocation Fund(2)                           N/A         N/A          N/A            N/A          04/29/05
AIM Small Cap Growth Fund                                                                            10/18/95



         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                            PERIODS ENDED
                                                          DECEMBER 31, 2004
                                                ----------------------------------------
                                                                                 SINCE        INCEPTION
         CLASS C SHARES:                        1 YEAR            5 YEARS      INCEPTION        DATE
         --------------                         ------            -------      ---------      --------
AIM Aggressive Allocation Fund(1)                                                             04/30/04
AIM Basic Value Fund                                                                          05/03/99
AIM Conservative Allocation Fund(1)                                                           04/30/04
AIM Global Equity Fund                                                                        01/02/98
AIM Growth Allocation Fund(2)                     N/A                N/A               N/A    04/29/05
AIM Mid Cap Core Equity Fund                                                                  05/03/99
AIM Moderate Allocation Fund(1)                                                               04/30/04
AIM Moderately Conservative
   Allocation Fund(2)                             N/A                N/A               N/A    04/29/05
AIM Small Cap Growth Fund                                                                     05/03/99


----------

(1)   Commenced operations on April 30, 2004.



(2)   Commenced operations on April 29, 2005.

                                   APPENDIX O
                   REGULATORY INQUIRIES AND PENDING LITIGATION



                                  APPENDIX O-1



                    PENDING LITIGATION ALLEGING MARKET TIMING



         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and make allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG, concerning market timing activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



         RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED,
         V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.



         MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT
         H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



         RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL,

         INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



         L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL

         RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.



         STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND

         (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of
         Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



         PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements;

         return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



         LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
         Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND,

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         INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND,
         INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.



         SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED,
         V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking

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         compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



         CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



         HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of
         Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



         Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar lawsuit continue to seek remand of their lawsuit to state court. Set forth below is detailed information about these three amended complaints.



         RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN),
         V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD
         J. STERN, CANARY CAPITAL

         PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a)(2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.



         CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section

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         48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.



         MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

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                                  APPENDIX O-2
 PENDING LITIGATION ALLEGING EXCESSIVE INADEQUATELY EMPLOYED FAIR VALUE PRICING



         The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



         T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V.
         T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.



         JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.

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                                  APPENDIX O-3
     PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES



         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of January 18, 2005. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits (Ronald Kondracki v. AIM Advisors, Inc. and AIM Distributor, Inc.) has challenged this order.



         RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



         DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



         FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

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                                  APPENDIX O-4
       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES
                        ON CLOSED FUNDS OR SHARE CLASSES



         The following civil lawsuits, including shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, ADI and/or certain of the trustees of the AIM Funds and allege that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



         LAWRENCE ZUCKER, ON BEHALF OF AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, V. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act") and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



         STANLEY LIEBER, ON BEHALF OF INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVECO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, V. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



         HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of:
         Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.

                                  APPENDIX O-5
        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                       AND DIRECTED-BROKERAGE ARRANGEMENTS



         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



         JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT
         H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
         R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
         H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN

         DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY
         W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM

         INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM

         TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
         R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO

         TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                  APPENDIX O-6
         PENDING LITIGATION ALLEGING FAILURE TO ENSURE PARTICIPATION IN
                            CLASS ACTION SETTLEMENTS




         The following civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, AIM Capital and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit was served on January 18, 2005.



         AVO HOGAN AND JULIAN W. MEADOWS, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. BOB R. BAKER, FRANK S. BAYLEY, JAMES T. BUNCH, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, ROBERT H. GRAHAM, GERALD J. LEWIS, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, LARRY SOLL, PH.D, MARK H. WILLIAMSON, AIM INVESTMENTS, LTD., AIM ADVISORS, INC., AIM CAPITAL MANAGEMENT, INC., INVESCO INSTITUTIONAL (N.A.), INC. AND JOHN DOES NO. 1 THROUGH 100, in the United States District Court, Northern District of Texas (Civil Action No. 3:05-CCV-73-P), filed on January 11, 2005. This claim alleges violations of Sections 36(a), 36(b) and 47(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty and negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and counsel fees.

                              FINANCIAL STATEMENTS


                                       FS

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



                 SUBJECT TO COMPLETION--DATED FEBRUARY 11, 2004


                                                  AIM AGGRESSIVE ALLOCATION FUND
                                                            AIM BASIC VALUE FUND
                                                AIM CONSERVATIVE ALLOCATION FUND
                                                          AIM GLOBAL EQUITY FUND

                                                      AIM GROWTH ALLOCATION FUND

                                                    AIM MID CAP CORE EQUITY FUND
                                                    AIM MODERATE ALLOCATION FUND

                                     AIM MODERATELY CONSERVATIVE ALLOCATION FUND

                                                       AIM SMALL CAP GROWTH FUND
                                                                     PROSPECTUS

                                                                 April 29, 2005


INSTITUTIONAL CLASSES


AIM Basic Value Fund, AIM Global Equity Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund each seeks to provide long-term growth of capital. AIM Conservative Allocation Fund and AIM Moderately Conservative Allocation Fund seeks to provide total return consistent with a lower level of risk relative to the broad stock market. AIM Moderate Allocation Fund seeks to provide total return consistent with a moderate level of risk relative to the broad stock market. AIM Aggressive Allocation Fund and AIM Growth Allocation Fund seeks to provide long-term growth of capital consistent with a higher level of risk relative to the broad stock market.

--------------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

AIM Small Cap Growth Fund and AIM Mid Cap Core Equity Fund have limited public sales of their shares to certain investors on March 18, 2002 and February 27, 2004, respectively.

--------------------------------------------------------------------------------

   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
         GROWTH ALLOCATION - MID CAP CORE EQUITY - MODERATE ALLOCATION


          MODERATELY CONSERVATIVE ALLOCATION - SMALL CAP GROWTH FUNDS

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES                    1
---------------------------------------------------------
AIM Aggressive Allocation Fund                          1
AIM Conservative Allocation Fund                        1
AIM Growth Allocation Fund                              1
AIM Moderate Allocation Fund                            1
AIM Moderately Conservative Allocation Fund             1
All Asset Allocation Funds                              1
AIM Basic Value Fund                                    1
AIM Global Equity Fund                                  2
AIM Mid Cap Core Equity Fund                            2
AIM Small Cap Growth Fund                               3
All Funds Other than Asset Allocation Funds             3

PRINCIPAL RISKS OF INVESTING IN THE FUNDS               3
---------------------------------------------------------
All Funds                                               3
Aggressive Allocation                                   3
Conservative Allocation                                 4
Growth Allocation                                       5
Moderate Allocation                                     6
Moderately Conservative Allocation                      7
Basic Value                                             7
Global Equity                                           8
Mid Cap Core Equity                                     8
Small Cap Growth                                        8

DISCLOSURE OF PORTFOLIO HOLDINGS                        8
---------------------------------------------------------

PERFORMANCE INFORMATION                                 9
---------------------------------------------------------
Annual Total Returns                                    9
Performance Table                                      12

FEE TABLE AND EXPENSE EXAMPLE                          14
---------------------------------------------------------
Fee Table                                              14
Expense Example                                        15

FUND MANAGEMENT                                        16
---------------------------------------------------------
The Advisor                                            16
Advisor Compensation                                   17
Portfolio Managers                                     17

OTHER INFORMATION                                      19
---------------------------------------------------------
Dividends and Distributions                            19
Suitability for Investors                              19
Limited Fund Offering                                  19

FINANCIAL HIGHLIGHTS                                   21
---------------------------------------------------------

SHAREHOLDER INFORMATION                               A-1
---------------------------------------------------------
Purchasing Shares                                     A-1
Redeeming Shares                                      A-2
Pricing of Shares                                     A-2
Taxes                                                 A-3

OBTAINING ADDITIONAL INFORMATION               Back Cover
---------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

--------------------------------------------------------------------------------

   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
         GROWTH ALLOCATION - MID CAP CORE EQUITY - MODERATE ALLOCATION


          MODERATELY CONSERVATIVE ALLOCATION - SMALL CAP GROWTH FUNDS

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

AIM AGGRESSIVE ALLOCATION FUND (AGGRESSIVE ALLOCATION)

The fund's investment objective is to provide long-term growth of capital consistent with a higher level of risk relative to the broad stock market. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by building a portfolio of mutual fund investments consistent with a higher level of risk relative to the broad stock market as represented by the S&P 500 Index. The fund's target allocation is to invest 95% of its total assets in equity funds including 25% in global or international funds, and 5% of its assets in fixed income funds.


AIM CONSERVATIVE ALLOCATION FUND (CONSERVATIVE ALLOCATION)

The fund's investment objective is to provide total return consistent with a lower level of risk relative to the broad stock market. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by building a portfolio of mutual fund investments consistent with a lower level of risk relative to the broad stock market as represented by the S&P 500 Index. The fund's target allocation is to invest 75% of its total assets in fixed-income funds and 25% of its total assets in equity funds.


    The fund invests its cash allocation directly in cash equivalents and U.S. Government securities rather than a money market fund.


AIM GROWTH ALLOCATION FUND (GROWTH ALLOCATION)



The fund's investment objective is to provide long-term growth of capital consistent with a higher level of risk relative to the broad stock market. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



    The fund seeks to meet its objective by building a portfolio of mutual fund investments consistent with a higher level of risk relative to the broad stock market as represented by the S&P 500 Index. The fund's target allocation is to invest 80% of its total assets in equity funds including 22% in global equity or international funds, and 20% of its assets in fixed income funds.


AIM MODERATE ALLOCATION FUND (MODERATE ALLOCATION)

The fund's investment objective is to provide total return consistent with a moderate level of risk relative to the broad stock market. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by building a portfolio of mutual fund investments consistent with a moderate level of risk relative to the broad stock market as represented by the S&P 500 Index. The fund's target allocation is to invest 60% of its total assets in equity funds, including up to 20% in international or global equity funds, and 40% of its total assets in fixed-income funds.



AIM MODERATELY CONSERVATIVE ALLOCATION FUND (MODERATELY CONSERVATIVE ALLOCATION)



The fund's investment objective is to provide total return consistent with a lower level of risk relative to the broad stock market. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



    The fund seeks to meet its objective by building a portfolio of mutual fund investments consistent with a lower level of risk relative to the broad stock market as represented by the S&P 500 Index. The fund's target allocation is to invest 60% of its total assets in fixed-income funds and 40% of its total assets in equity funds.



  ALL ASSET ALLOCATION FUNDS


These funds are "funds of funds," which means that they invest their assets in other underlying mutual funds advised by A I M Advisors, Inc. (the advisor). The advisor uses a two-step process to create each fund's portfolio. The first step is a strategic asset allocation by the advisor among broad asset classes. The second step involves the actual selection by the advisor of underlying funds to represent the broad asset classes and the determination by the advisor of target weightings in these underlying funds.


    The advisor monitors the selection of underlying funds to ensure that they continue to conform to the fund's asset class allocations and periodically rebalances the fund's investments in the underlying funds to keep them within their target weightings. The advisor may change the fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

    For cash management purposes, each fund may hold a portion of its assets in cash or cash equivalents. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or U.S. Government securities. As a result, the fund may not achieve its investment objective.

AIM BASIC VALUE FUND (BASIC VALUE)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the

--------------------------------------------------------------------------------

   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
         GROWTH ALLOCATION - MID CAP CORE EQUITY - MODERATE ALLOCATION


          MODERATELY CONSERVATIVE ALLOCATION - SMALL CAP GROWTH FUNDS

--------------------------------------------------------------------------------

portfolio managers believe to be undervalued in relation to long-term earning power or other factors.

    The fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers.

    In selecting investments, the portfolio managers seek to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM GLOBAL EQUITY FUND (GLOBAL EQUITY)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities of domestic and foreign issuers. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.

    The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest substantially in securities denominated in one or more currencies.

    The fund emphasizes investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. The fund may also invest up to 20% of its total assets in securities of companies located in developing countries, i.e., those that are in the initial stages of their industrial cycle.

    The fund may also invest up to 20% of its net assets in debt securities of U.S. and foreign issuers

    The portfolio managers use a multi-step, quantitatively oriented process to construct the fund's portfolio. They first use computer models to screen a large universe of domestic and international stocks and identify a group of eligible stocks within that universe. The quantitative analysis screens for various factors, including growth/stability of earnings, valuation, profitability, financial strength and stock price volatility. The portfolio managers then perform risk and transaction cost analyses on the stocks that were previously identified. When selecting stocks for the fund, the portfolio managers seek to neutralize the effects of certain macro-economic and market factors in an effort to lower the volatility of the fund's returns. Finally, the portfolio managers conduct a qualitative analysis of the stocks selected for the fund's portfolio to confirm the results of the quantitative analysis. The portfolio managers consider whether to sell a particular security when the company no longer exhibits characteristics that drive performance, or when the stock adds too much marginal risk to the fund's portfolio.

AIM MID CAP CORE EQUITY FUND (MID CAP CORE EQUITY)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap--Registered Trademark--Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap--Registered Trademark-- Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000--Registered Trademark--Index. The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap--Registered Trademark-- Index are considered representative of medium-sized companies.

    In complying with the 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund may invest up to 20% of its assets in equity securities of companies in other market capitalization ranges. The fund may also invest up to 20% of its assets in investment-grade debt securities, U.S. government securities and high-quality money market instruments.

    In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies

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   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
         GROWTH ALLOCATION - MID CAP CORE EQUITY - MODERATE ALLOCATION


          MODERATELY CONSERVATIVE ALLOCATION - SMALL CAP GROWTH FUNDS

--------------------------------------------------------------------------------

whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM SMALL CAP GROWTH FUND (SMALL CAP GROWTH)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of small-capitalization companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

    The fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments.

    In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

ALL FUNDS OTHER THAN ASSET ALLOCATION FUNDS

Each fund, except for Global Equity, may also invest up to 25% of its total assets in foreign securities. Global Equity may also invest a significant amount of its total assets in foreign securities.

    For cash management purposes, each of the funds may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. For risk management purposes, Mid Cap Core Equity may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of a fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, each of the funds may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, a fund may not achieve its investment objective.

    Mid Cap Core Equity may maintain a larger position in cash or cash equivalents, which could detract from achieving the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

ALL FUNDS

There is a risk that you could lose all or a portion of your investment in the funds and that the income that you receive from the funds may vary. The value of your investment in a fund will go up and down with the prices of the securities in which the fund invests. The value of your investment in a "fund of funds" will go up and down with the prices of the securities held by the underlying funds in which the "fund of funds" invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    An investment in a fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

AGGRESSIVE ALLOCATION

Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    Compared to higher-quality debt securities, junk bonds in which the underlying funds invest involve greater risk of default or price changes due to changes in the credit quality of the issuer and because

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   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
         GROWTH ALLOCATION - MID CAP CORE EQUITY - MODERATE ALLOCATION


          MODERATELY CONSERVATIVE ALLOCATION - SMALL CAP GROWTH FUNDS

--------------------------------------------------------------------------------

they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

    The values of convertible securities in which the underlying funds invest may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the underlying funds.

    The prices of the foreign securities in which the underlying funds invest may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the underlying fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the underlying fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    The underlying fund in which the fund invests could conceivably hold real estate directly if a company defaults on debt securities the fund owns. In that event, an investment in the fund may have additional risks relating to direct ownership in real estate, including difficulties in valuating and trading real estate, declines in value of the properties, risks relating to general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.

    The value of the underlying funds' investment in REITs is affected by the factors listed above, as well as the management skill of the persons managing the REIT. Since REITs have expenses of their own, you will bear a proportionate share of those expenses in addition to those of the fund. Because the fund focuses its investments in REITs and other companies related to the real estate industry, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.

    There is a risk that the advisor's evaluations and assumptions regarding the fund's broad asset classes or the underlying funds in which the fund invests may be incorrect based on actual market conditions. There is a risk that the fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and the performance of the underlying funds may be lower than the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.

    The advisor has the ability to select and substitute the underlying funds in which the fund invests, and may be subject to potential conflicts of interest in selecting underlying funds because it may receive higher fees from certain underlying funds than others. However, as a fiduciary to the fund, the advisor is required to act in the fund's best interest when selecting underlying funds.

CONSERVATIVE ALLOCATION

Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    Mortgage-backed and asset-backed securities in which the underlying funds invest are subject to different risks from bonds and, as a result, may respond to changes in interest rates differently. If interest rates fall, people refinance or pay off their mortgages ahead of time, which may cause mortgage-backed securities to lose value. If interest rates rise, many people may refinance or prepay their mortgages at a slower-than-expected rate. This may effectively lengthen the life of mortgage-backed securities, which may cause the securities to be more sensitive to changes in interest rates.

    The values of convertible securities in which the underlying funds invest may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted.

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   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
         GROWTH ALLOCATION - MID CAP CORE EQUITY - MODERATE ALLOCATION


          MODERATELY CONSERVATIVE ALLOCATION - SMALL CAP GROWTH FUNDS

--------------------------------------------------------------------------------

Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the underlying funds.

    Foreign securities in which the underlying funds invest have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    If the seller of a repurchase agreement in which the underlying funds invest defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    There is a risk that the advisor's evaluations and assumptions regarding the fund's broad asset classes or the underlying funds in which the fund invests may be incorrect based on actual market conditions. There is a risk that the fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and the performance of the underlying funds may be lower than the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.

    The advisor has the ability to select and substitute the underlying funds in which the fund invests, and may be subject to potential conflicts of interest in selecting underlying funds because it may receive higher fees from certain underlying funds than others. However, as a fiduciary to the fund, the advisor is required to act in the fund's best interest when selecting underlying funds.


GROWTH ALLOCATION



The prices of equity securities change in response to many factors. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the underlying fund to sell securities at a desirable price. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.



    Compared to higher-quality debt securities, junk bonds in which an underlying fund invests involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.



    The values of convertible securities in which an underlying fund invests may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the underlying funds.



    The prices of the foreign securities in which an underlying fund invests may be further affected by other factors, including:



- Currency exchange rates--The dollar value of the underlying fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.



- Political and economic conditions--The value of the underlying fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic taxation policies in those countries.



- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.



- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.



    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.



    Mortgage-backed and asset-backed securities in which an underlying fund invests are subject to different risks from bonds and, as a result, may respond to changes in interest rates differently. If interest rates fall, people refinance or pay off their mortgages ahead of time, which may cause mortgage-backed securities to lose value. If

--------------------------------------------------------------------------------

   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
         GROWTH ALLOCATION - MID CAP CORE EQUITY - MODERATE ALLOCATION


          MODERATELY CONSERVATIVE ALLOCATION - SMALL CAP GROWTH FUNDS

--------------------------------------------------------------------------------


interest rates rise, many people may refinance or prepay their mortgages at a slower-than-expected rate. This may effectively lengthen the life of mortgage-backed securities, which may cause the securities to be more sensitive to changes in interest rates.



    An underlying fund in which the fund invests could conceivably hold real estate directly if a company defaults on debt securities the fund owns. In that event, an investment in the fund may have additional risks relating to direct ownership in real estate, including difficulties in valuating and trading real estate, declines in value of the properties, risks relating to general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.



    The value of an underlying funds' investment in REITs is affected by the factors listed above, as well as the management skill of the persons managing the REIT. Since REITs have expenses of their own, you will bear a proportionate share of those expenses in addition to those of the fund.



    There is a risk that the advisor's evaluations and assumptions regarding the fund's broad asset classes or the underlying funds in which the fund invests may be incorrect based on actual market conditions. There is a risk that the fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and the performance of the underlying funds may be lower than the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.



    The advisor has the ability to select and substitute the underlying funds in which the fund invests, and may be subject to potential conflicts of interest in selecting underlying funds because it may receive higher fees from certain underlying funds than others. However, as a fiduciary to the fund, the advisor is required to act in the fund's best interest when selecting underlying funds.



MODERATE ALLOCATION


Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    Compared to higher-quality debt securities, junk bonds in which the underlying funds invest involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

    The values of convertible securities in which the underlying funds invest may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the underlying funds.

    The prices of the foreign securities in which the underlying funds invest may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the underlying fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the underlying fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    There is a risk that the advisor's evaluations and assumptions regarding the fund's broad asset classes or the underlying funds in which the fund invests may be incorrect based on actual market conditions. There is a risk that the fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and the performance of the underlying funds may be lower than the asset class which they were selected to represent. The underlying funds may change their

--------------------------------------------------------------------------------

   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
         GROWTH ALLOCATION - MID CAP CORE EQUITY - MODERATE ALLOCATION


          MODERATELY CONSERVATIVE ALLOCATION - SMALL CAP GROWTH FUNDS

--------------------------------------------------------------------------------

investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.

    The advisor has the ability to select and substitute the underlying funds in which the fund invests, and may be subject to potential conflicts of interest in selecting underlying funds because it may receive higher fees from certain underlying funds than others. However, as a fiduciary to the fund, the advisor is required to act in the fund's best interest when selecting underlying funds.


MODERATELY CONSERVATIVE ALLOCATION



The prices of equity securities change in response to many factors. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the underlying fund to sell securities at a desirable price. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The prices of high-coupon U.S. Government agency mortgage-backed securities fall more slowly when interest rates rise than do prices of traditional fixed-rate securities. Some of the securities purchased by the underlying fund are not guaranteed by the U.S. Government. The issuer of a security may default or otherwise be unable to honor a financial obligation.



    Mortgage-backed and asset-backed securities in which an underlying fund invests are subject to different risks from bonds and, as a result, may respond to changes in interest rates differently. If interest rates fall, people refinance or pay off their mortgages ahead of time, which may cause mortgage-backed securities to lose value. If interest rates rise, many people may refinance or prepay their mortgages at a slower-than-expected rate. This may effectively lengthen the life of mortgage-backed securities, which may cause the securities to be more sensitive to changes in interest rates.



    The values of convertible securities in which an underlying fund invests may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the underlying funds.



    Foreign securities in which an underlying fund invests have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.



    If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.



    Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditor's claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.



    High-coupon U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The underlying fund may purchase such securities at a premium. If these securities experience a faster principal prepayment rate than expected, both the market value of and income from such securities will decrease.



    There is a risk that the advisor's evaluations and assumptions regarding the fund's broad asset classes or the underlying funds in which the fund invests may be incorrect based on actual market conditions. There is a risk that the fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and the performance of the underlying funds may be lower than the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.



    The advisor has the ability to select and substitute the underlying funds in which the fund invests, and may be subject to potential conflicts of interest in selecting underlying funds because it may receive higher fees from certain underlying funds than others. However, as a fiduciary to the fund, the advisor is required to act in the fund's best interest when selecting underlying funds.



BASIC VALUE


    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

--------------------------------------------------------------------------------

   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
         GROWTH ALLOCATION - MID CAP CORE EQUITY - MODERATE ALLOCATION


          MODERATELY CONSERVATIVE ALLOCATION - SMALL CAP GROWTH FUNDS

--------------------------------------------------------------------------------

GLOBAL EQUITY

The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investment in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

MID CAP CORE EQUITY

To the extent Mid Cap Core Equity holds cash or cash equivalents rather than equity securities for risk management purposes, the fund may not achieve its investment objective.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

SMALL CAP GROWTH

Although the prices of equity securities can change in response to many factors, this is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for a fund to sell securities at a desirable price.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.


DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------


A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

--------------------------------------------------------------------------------

   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
         GROWTH ALLOCATION - MID CAP CORE EQUITY - MODERATE ALLOCATION


          MODERATELY CONSERVATIVE ALLOCATION - SMALL CAP GROWTH FUNDS

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


Institutional Class shares of Aggressive Allocation, Conservative Allocation and Moderate Allocation commenced operations on April 30, 2004. Institutional Class shares of Growth Allocation and Moderately Conservative Allocation commenced operations on April 29, 2005.



    The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance (before and after taxes) is not necessarily an indication of its future performance. The returns in the bar charts shown below for Global Equity are those of the fund's Class A shares, which are not offered in this prospectus. Institutional Class shares would have higher annual returns because, although the shares are invested in the same portfolio of securities, Institutional Class shares have lower expenses.


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar charts show changes in the performance of Global Equity's Class A shares and Basic Value's, Mid Cap Core Equity's and Small Cap Growth's Institutional Class shares from year to year. The bar charts do not reflect sales loads. If they did, the annual total returns shown for Class A shares would be lower. Institutional Class shares are not subject to front-end or back-end sales loads.

BASIC VALUE--INSTITUTIONAL CLASS


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
2003...................................................................   34.67%
2004...................................................................   [    ]

--------------------------------------------------------------------------------

   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
         GROWTH ALLOCATION - MID CAP CORE EQUITY - MODERATE ALLOCATION


          MODERATELY CONSERVATIVE ALLOCATION - SMALL CAP GROWTH FUNDS

--------------------------------------------------------------------------------

GLOBAL EQUITY--CLASS A


                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1998..................................................................     9.37
1999..................................................................   51.93%
2000..................................................................    -7.90
2001..................................................................   -17.03
2002..................................................................   -9.55%
2003..................................................................   37.51%
2004..................................................................   [    ]


MID CAP CORE EQUITY--INSTITUTIONAL CLASS


                                                                        ANNUAL
YEAR ENDED                                                              TOTAL
DECEMBER 31                                                             RETURN
-----------                                                             ------
2003..................................................................  28.02%
2004..................................................................  [    ]

--------------------------------------------------------------------------------

   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
         GROWTH ALLOCATION - MID CAP CORE EQUITY - MODERATE ALLOCATION


          MODERATELY CONSERVATIVE ALLOCATION - SMALL CAP GROWTH FUNDS

--------------------------------------------------------------------------------

SMALL CAP GROWTH--INSTITUTIONAL CLASS


                                                                         ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              ------
2003...................................................................  39.83%
2004...................................................................  [    ]



    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:


                                            HIGHEST QUARTERLY RETURN        LOWEST QUARTERLY RETURN
FUND                                            (QUARTER ENDED)                 (QUARTER ENDED)
-------------------------------------------------------------------------------------------------------
Basic Value--Institutional Class             [                    ]         [                      ]
Global Equity--Class A                    [                         ]    [                           ]
Mid Cap Core Equity--Institutional Class     [                    ]         [                      ]
Small Cap Growth--Institutional Class        [                    ]         [                      ]
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
         GROWTH ALLOCATION - MID CAP CORE EQUITY - MODERATE ALLOCATION


          MODERATELY CONSERVATIVE ALLOCATION - SMALL CAP GROWTH FUNDS

--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares each fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The indices may not reflect payment of fees, expenses or taxes. The funds are not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the funds may deviate significantly from the performance of the indices shown below.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                            SINCE          INCEPTION
December 31, 2004)       1 YEAR      5 YEARS     INCEPTION          DATE
--------------------------------------------------------------------------------
BASIC
  VALUE--INSTITUTIONAL
  CLASS                                                             03/15/02
  Return Before Taxes           %         --%           %
  Return After Taxes on
    Distributions                         --
  Return After Taxes on
    Distributions and
    Sale of Fund Shares                   --
S&P 500(1, 2)                             --                        02/28/02(15)
Russell
  1000--Registered
  Trademark-- Value
  Index(3)                                --                        02/28/02(15)
Lipper Large-Cap Value
  Fund Index(4)                           --                        02/28/02(15)
GLOBAL
  EQUITY--INSTITUTIONAL
  CLASS(5)                                                          09/15/97(5)
  Return Before Taxes
  Return After Taxes on
    Distributions
  Return After Taxes on
    Distributions and
    Sale of Fund Shares
MSCI World Index(6)                                                 08/31/97(15)
Lipper Global Funds
  Index(7)                                                          08/31/97(15)
MID CAP CORE
  EQUITY--INSTITUTIONAL
  CLASS                                                             03/15/02
  Return Before Taxes                     --
  Return After Taxes on
    Distributions                         --
  Return After Taxes on
    Distributions and
    Sale of Fund Shares                   --
S&P--Registered
  Trademark-- 500(1, 8)                   --                        02/28/02(15)
Russell
  Midcap--Registered
  Trademark-- Index(9)                    --                        02/28/02(15)
Lipper Mid-Cap Core
  Fund Index(10)                          --                        02/28/02(15)
SMALL CAP
  GROWTH--INSTITUTIONAL
  CLASS(11)                                                         03/15/02
  Return Before Taxes                     --
  Return After Taxes on
    Distributions                         --
  Return After Taxes on
    Distributions and
    Sale of Fund Shares                   --
S&P 500(1, 12)                            --                        02/28/02(15)
Russell
  2000--Registered
  Trademark-- Growth
  Index(13)                               --                        02/28/02(15)
Lipper Small-Cap Growth
  Fund Index(14)                          --                        02/28/02(15)
--------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. For Global Equity, returns are shown for Class A only and returns for the Institutional Class will vary.

 (1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance.
 (2) The fund has also included the Russell 1000--Registered Trademark-- Value Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Large-Cap Value Fund Index (which may or may not include the fund) is included for comparison to a peer group.
 (3) The Russell 1000--Registered Trademark-- Value Index measures the performance of those Russell 1000--Registered Trademark-- Index companies with lower price-to-book ratios and lower forecasted growth values.
 (4) The Lipper Large-Cap Value Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Value category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have a below average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the Standard & Poor's 500 Index.

 (5) The returns shown for these periods are the blended returns of the historical performance of the fund's Institutional Class shares since their inception and the restated historical performance of the fund's Class A shares (for the periods prior to the inception of the Institutional Class shares) at the net asset value and reflect the Rule 12b-1 fees applicable to Class A shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Institutional Class shares is April 30, 2004.


 (6) The MSCI World Index measures the performance of securities listed on stock exchanges of 23 developed countries. In addition, the Lipper Global Fund Index (which may or may not include the fund) is included for comparison to a peer group.


 (7) The Lipper Global Funds Index is an equally weighted representation of the 30 largest funds in the Lipper Global Funds category. These funds invest at least 25% of their portfolios in securities traded outside of the U.S.


 (8) The fund has also included the Russell Midcap--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Mid-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group.


 (9) The Russell Midcap--Registered Trademark-- Index measures the performance of the 800 smallest companies in the Russell 1000--Registered Trademark-- Index. These stocks represent approximately 25% of the total market capitalization of the Russell 1000--Registered Trademark-- Index.


 (10) The Lipper Mid-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Core category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's MidCap 400 Index.

--------------------------------------------------------------------------------

   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
         GROWTH ALLOCATION - MID CAP CORE EQUITY - MODERATE ALLOCATION


          MODERATELY CONSERVATIVE ALLOCATION - SMALL CAP GROWTH FUNDS

--------------------------------------------------------------------------------


(11) A significant portion of Small Cap Growth's and Global Equity's returns during certain periods prior to 2001 was attributable to its investments in IPOs. These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the "Financial Highlights" section of this prospectus.


(12) The fund has also included the Russell 2000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Small-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer group.


(13) The Russell 2000--Registered Trademark-- Growth Index measures the performance of those Russell 2000--Registered Trademark-- Index companies with higher price-to-book ratios and higher forecasted growth values.


(14) The Lipper Small-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Small-Cap Growth category. These funds typically invest in stocks with market capitalizations below $1 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's SmallCap 600 Index.


(15) The average annual total return given is since the month end closest to the inception date of the Class A shares of Global Equity and Institutional class shares of Basic Value, Mid Cap Core Equity and Small Cap Growth.

--------------------------------------------------------------------------------
   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
         GROWTH ALLOCATION - MID CAP CORE EQUITY - MODERATE ALLOCATION
          MODERATELY CONSERVATIVE ALLOCATION - SMALL CAP GROWTH FUNDS
--------------------------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds:


SHAREHOLDER FEES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                      MID
                                                                                      CAP                 MODERATELY     SMALL
(fees paid directly from     AGGRESSIVE  BASIC    CONSERVATIVE  GLOBAL   GROWTH      CORE     MODERATE    CONSERVATIVE    CAP
your investment)             ALLOCATION  VALUE    ALLOCATION    EQUITY   ALLOCATION  EQUITY   ALLOCATION  ALLOCATION     GROWTH
--------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering
price)                         None       None       None        None      None       None      None          None        None

Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
whichever is less)             None       None       None        None      None       None      None          None        None
Redemption/Exchange Fee (as
a percentage of amount
redeemed/exchanged)            None       None       None       None(1)    None       None      None          None        None
--------------------------------------------------------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(2)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                      MID
                                                                                      CAP                 MODERATELY     SMALL
(expenses that are deducted  AGGRESSIVE  BASIC    CONSERVATIVE  GLOBAL   GROWTH      CORE     MODERATE    CONSERVATIVE    CAP
from fund assets)            ALLOCATION  VALUE    ALLOCATION    EQUITY   ALLOCATION  EQUITY   ALLOCATION  ALLOCATION     GROWTH
--------------------------------------------------------------------------------------------------------------------------------
Management Fees                0.00%                 0.00%                 0.00%                0.00%         0.00%

Distribution and/or Service
(12b-1) Fees                   None       None       None        None      None       None      None          None        None

Other Expenses(3)                                                          0.56                               0.56

Total Annual Fund Operating
Expenses                                                                   0.56                               0.56

Fee Waiver(4)                      (5)                   (5)               0.44(5)                  (5)       0.42(5)

Net Annual Fund Operating
Expenses                                                                   0.12                               0.14

Estimated Indirect Expenses
of Underlying Funds                (6)                   (6)               0.93(6)                  (6)       0.76(6)

Total Annual Fund Operating
Expenses and Estimated
Indirect Expenses of
Underlying Funds                                                           1.05                               0.90
--------------------------------------------------------------------------------------------------------------------------------



(1) You may be charged a 2.00% fee on redemptions or exchanges of Institutional Class shares held 30 days or less.


(2) There is no guarantee that actual expenses will be the same as those shown in the table.


(3) Other expenses are based on estimated average assets for the current fiscal year.


(4) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)


(5) The fund's advisor has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit Other Expenses (excluding certain items discussed below) to 0.17%, 0.20%, 0.12%, 0.05% and 0.14% on
    Institutional Class shares of Aggressive Allocation, Conservative Allocation, Growth Allocation, Moderate Allocation and Moderately Conservative Allocation, respectively. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the limits: (i) Rule 12b-1 fees; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from each fund's day-to-day operations), or items designated as such by the fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and
    (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from the banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by each fund. This expense limitation agreement is in effect through December 31, 2005 for AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund and through December 31, 2006 for AIM Growth Allocation Fund and AIM Moderately Conservative Allocation Fund.


[(6) In addition to the Total Annual Fund Operating Expense which each fund bears directly, each fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Estimated Indirect Expense of Underlying Funds is based on the annual operating expenses of the underlying funds and the target allocation percentages.]



If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

--------------------------------------------------------------------------------
   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
         GROWTH ALLOCATION - MID CAP CORE EQUITY - MODERATE ALLOCATION
          MODERATELY CONSERVATIVE ALLOCATION - SMALL CAP GROWTH FUNDS
--------------------------------------------------------------------------------

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Aggressive Allocation
Basic Value
Conservative Allocation
Global Equity
Growth Allocation                           $107     $428       N/A         N/A
Mid Cap Core Equity
Moderate Allocation
Moderately Conservative Allocation          $ 92     $377       N/A         N/A
Small Cap Growth
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
         GROWTH ALLOCATION - MID CAP CORE EQUITY - MODERATE ALLOCATION


          MODERATELY CONSERVATIVE ALLOCATION - SMALL CAP GROWTH FUNDS

--------------------------------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as each fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the funds' operations and provides investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the funds, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.



    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and the COAG, AIM has also agreed to reduce management fees on certain AIM equity and balanced funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees during this period. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.



    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing factors.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes, improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet

--------------------------------------------------------------------------------

   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
         GROWTH ALLOCATION - MID CAP CORE EQUITY - MODERATE ALLOCATION


          MODERATELY CONSERVATIVE ALLOCATION - SMALL CAP GROWTH FUNDS

--------------------------------------------------------------------------------


website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2004, the advisor received
compensation of [            ]%, respectively, of Basic Value's, Global
Equity's, Mid Cap Core Equity's and Small Cap Growth's average daily net assets. The advisor does not receive a management fee from Aggressive Allocation, Conservative Allocation, Growth Allocation, Moderate Allocation and Moderately Conservative Allocation.



    The annual management fee payable to the advisor pursuant to the investment advisory agreement with respect to Basic Value and Global Equity ranges from 0.725% to 0.65% and 0.975% to 0.90%, respectively, of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.



        ADVISORY FEE RATES BEFORE                  ADVISORY FEE RATES AFTER
          JANUARY 1, 2005 WAIVER                    JANUARY 1, 2005 WAIVER
 ----------------------------------------------------------------------------------
 AIM Basic Value Fund
                                                   0.695% of the first $250 million
         0.725% of the first $500 million            0.67% of the next $250 million
           0.70% of the next $500 million           0.645% of the next $500 million
          0.675% of the next $500 million            0.62% of the next $1.5 billion
           0.65% of the next $3.5 billion           0.595% of the next $2.5 billion
           0.625% of the next $5 billion*            0.57% of the next $2.5 billion
    0.60% of the excess over $10 billion*           0.545% of the next $2.5 billion
                                               0.52% of the excess over $10 billion
 AIM Global Equity Fund
         0.975% of the first $500 million           0.80% of the first $250 million
           0.95% of the next $500 million            0.78% of the next $250 million
          0.925% of the next $500 million            0.76% of the next $500 million
           0.90% of the next $3.5 billion            0.74% of the next $1.5 billion
           0.875% of the next $5 billion*            0.72% of the next $2.5 billion
    0.85% of the excess over $10 billion*            0.70% of the next $2.5 billion
                                                     0.68% of the next $2.5 billion
                                               0.66% of the excess over $10 billion



* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.


PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of their fund's portfolio:


BASIC VALUE


- Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998.

- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was a full-time student.

- Matthew W. Seinsheimer, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.


- Michael J. Simon, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager for Luther King Capital Management.



    They are assisted by the advisor's Basic Value Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


GLOBAL EQUITY


- Derek S. Izuel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997.


- Eric Thaller, Portfolio Manager, who has been responsible for the fund since 2002, and has been associated with the advisor and/or its affiliates since 2001. He was an associate for Trust Company of the West in 2000.



    More information on these portfolio managers may be found on our website (http://www.aiminvestments.com). The website is not a part of this prospectus.


MID CAP CORE EQUITY



- Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998.



    He is assisted by the advisor's Mid/Large Cap Core Team, which may be comprised of portfolio managers, research analysts and other

--------------------------------------------------------------------------------
   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
         GROWTH ALLOCATION - MID CAP CORE EQUITY - MODERATE ALLOCATION
          MODERATELY CONSERVATIVE ALLOCATION - SMALL CAP GROWTH FUNDS
--------------------------------------------------------------------------------


investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



SMALL CAP GROWTH




- Juliet S. Ellis (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management.



- Juan R. Hartsfield, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.



    They are assisted by the advisor's Small Cap Core/Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



AGGRESSIVE ALLOCATION, CONSERVATIVE ALLOCATION, GROWTH ALLOCATION AND MODERATE ALLOCATION AND MODERATELY CONSERVATIVE ALLOCATION




These funds are not actively managed, however, Gary K. Wendler, Director of Research and Product Development, assisted by a group of research professionals, determines the asset class allocation, underlying fund selections and target weightings for the funds. Mr. Wendler finalizes these allocations and selections with the help of a committee of investment professionals. He has been responsible for Aggressive Allocation, Conservative Allocation and Moderate Allocation since their inception in 2004 and Growth Allocation and Moderately Conservative Allocation Allocation since their inception in 2005. Mr. Wendler has been associated with the advisor and/or its affiliates since 1995.



    The underlying funds are actively managed by teams of investment professionals. More information on the management teams of the underlying funds may be found on our website (http://www.aiminvestments.com). The website is not a part of this prospectus.



    The lead managers of the funds other than the Asset Allocation Funds generally have final authority over all aspects of their fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these functions, may change from time to time.



    The funds' Statement of Additional Information provides additional information about the portfolio managers' investments in the funds, a description of their compensation structure, and information regarding other accounts they manage.

--------------------------------------------------------------------------------
   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
         GROWTH ALLOCATION - MID CAP CORE EQUITY - MODERATE ALLOCATION
          MODERATELY CONSERVATIVE ALLOCATION - SMALL CAP GROWTH FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS


Basic Value, Global Equity, Mid Cap Core Equity and Small Cap Growth expect that their distributions, if any, will consist primarily of capital gains. Aggressive Allocation, Conservative Allocation, Growth Allocation, Moderate Allocation and Moderately Conservative expect that their distributions, if any, will consist of both capital gains and ordinary income.


DIVIDENDS

The funds generally declare and pay dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The funds generally distribute long-term and short-term capital gains, if any, annually.

SUITABILITY FOR INVESTORS

The Institutional Classes of the funds are intended for use by institutional investors. Shares of the Institutional Classes of the funds are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), defined benefit plans, endowments, foundations and defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization). For defined contribution plans for which the sponsor has combined defined contribution and defined benefit assets of at least $100 million there is no minimum initial investment requirement, otherwise the minimum initial investment requirement for defined contribution plans is $10 million. There is no minimum initial investment requirement for defined benefit plans; and the minimum initial investment requirement for all other investors for which the Institutional Classes of the funds are available is $1 million.

    The Institutional Classes of the funds are designed to be convenient and economical vehicles in which institutions can invest in a portfolio of equity securities. An investment in the funds may relieve the institution of many of the investment and administrative burdens encountered when investing in equity securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

LIMITED FUND OFFERING (SMALL CAP GROWTH AND MID CAP CORE EQUITY)

Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for Small Cap Growth, the fund limited public sales of its shares to certain investors as of the close of business on March 18, 2002. Due to the sometimes limited availability of common stocks of mid-capitalization companies that meet the investment criteria for Mid Cap Core Equity Fund, the fund limited public sales of its shares to certain investors, effective as of the close of business on February 27, 2004. Investors should note that the funds reserve the right to refuse any order that might disrupt the efficient management of the funds.

    The following types of investors may continue to invest in the funds if they were invested in the funds as of the date on which each fund limited public sales of its shares to certain investors and remain invested in the funds after that date:

    (i) Existing shareholders of the funds;

    (ii) Existing shareholders of the funds who open other accounts in their name;

    (iii) The following plans and programs:

- Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code");

- Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

- Retirement plans maintained pursuant to Section 457 of the Code;

- Non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and

- Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

    Future investments in the funds made by existing brokerage firm wrap programs are at the discretion of A I M Distributors, Inc. (the distributor). Please contact the distributor for approval.

    The following types of investors may open new accounts in the funds, if approved by the distributor:

- Retirement plans maintained pursuant to Section 401 of the Code;

- Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

- Retirement plans maintained pursuant to Section 457 of the Code;


- Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code;

--------------------------------------------------------------------------------
   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
         GROWTH ALLOCATION - MID CAP CORE EQUITY - MODERATE ALLOCATION
          MODERATELY CONSERVATIVE ALLOCATION - SMALL CAP GROWTH FUNDS
--------------------------------------------------------------------------------


- Qualified Tuition Programs maintained pursuant to Section 529 of the Code; and



- and the portfolio management team, including analysts.


    Such plans and programs that are considering the funds as an investment option should contact the distributor for approval.

    The funds may resume sales of shares to other new investors at some future date if the Board of Trustees determines that it would be in the best interest of the shareholders.

--------------------------------------------------------------------------------

   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
         GROWTH ALLOCATION - MID CAP CORE EQUITY - MODERATE ALLOCATION


          MODERATELY CONSERVATIVE ALLOCATION - SMALL CAP GROWTH FUNDS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and distributions).


    This information has been audited by [            ], whose report, along
with each fund's financial statements, is included in the fund's annual report, which is available upon request.


    A significant portion of Global Equity's returns was attributable to its investments in IPOs during certain fiscal years prior to 2001, including the fiscal year ended 2000, which had a magnified impact on the fund due to its relatively small asset base during this period. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.


    As of the date of this prospectus Growth Allocation's and Moderately Conservative Allocation's Institutional Classes had not yet commenced operations and therefore, financial information for those Institutional Classes is not available.



                                                  AGGRESSIVE ALLOCATION--
                                                    INSTITUTIONAL CLASS
                                          ---------------------------------------
Net asset value, beginning of period
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
---------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)
=================================================================================
    Total from investment operations
=================================================================================
Net asset value, end of period
_________________________________________________________________________________
=================================================================================
Total return
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets:
=================================================================================
Ratio of net investment income to
  average net assets
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate
_________________________________________________________________________________
=================================================================================



                                                       BASIC VALUE--
                                                    INSTITUTIONAL CLASS
                                          ---------------------------------------
Net asset value, beginning of period
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
---------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)
=================================================================================
    Total from investment operations
=================================================================================
Net asset value, end of period
_________________________________________________________________________________
=================================================================================
Total return
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets:
=================================================================================
Ratio of net investment income to
  average net assets
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate
_________________________________________________________________________________
=================================================================================

--------------------------------------------------------------------------------

   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
         GROWTH ALLOCATION - MID CAP CORE EQUITY - MODERATE ALLOCATION


          MODERATELY CONSERVATIVE ALLOCATION - SMALL CAP GROWTH FUNDS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                           CONSERVATIVE ALLOCATION--
                                                              INSTITUTIONAL CLASS
                                                    ---------------------------------------
Net asset value, beginning of period
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)
===========================================================================================
    Total from investment operations
===========================================================================================
Net asset value, end of period
___________________________________________________________________________________________
===========================================================================================
Total return
___________________________________________________________________________________________
===========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)
___________________________________________________________________________________________
===========================================================================================
Ratio of expenses to average net assets:
===========================================================================================
Ratio of net investment income to average net
  assets
___________________________________________________________________________________________
===========================================================================================
Portfolio turnover rate
___________________________________________________________________________________________
===========================================================================================




                                                     GLOBAL EQUITY--CLASS A
                                ----------------------------------------------------------------
Net asset value, beginning of
  period
------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)
------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)
================================================================================================
    Total from investment
      operations
================================================================================================
Less distributions:
  Dividends from net
    investment income
------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains
================================================================================================
Redemption fees added to
  paid-in capital
================================================================================================
Net asset value, end of period
________________________________________________________________________________________________
================================================================================================
Total return
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers
------------------------------------------------------------------------------------------------
  Without fee waivers
================================================================================================
Ratio of net investment income
  (loss) to average net assets
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate
________________________________________________________________________________________________
================================================================================================

--------------------------------------------------------------------------------

   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
         GROWTH ALLOCATION - MID CAP CORE EQUITY - MODERATE ALLOCATION


          MODERATELY CONSERVATIVE ALLOCATION - SMALL CAP GROWTH FUNDS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                     MID CAP CORE EQUITY--
                                                      INSTITUTIONAL CLASS
                                               ---------------------------------
Net asset value, beginning of period
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
--------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)
================================================================================
    Total from investment operations
================================================================================
Less distributions from net realized gains
================================================================================
Net asset value, end of period
________________________________________________________________________________
================================================================================
Total return
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets
================================================================================
Ratio of net investment income to average net
  assets
________________________________________________________________________________
================================================================================
Portfolio turnover rate
________________________________________________________________________________
================================================================================



                                                   MODERATE ALLOCATION--
                                                    INSTITUTIONAL CLASS
                                          ---------------------------------------
Net asset value, beginning of period
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
---------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)
=================================================================================
    Total from investment operations
=================================================================================
Net asset value, end of period
_________________________________________________________________________________
=================================================================================
Total return
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets:
=================================================================================
Ratio of net investment income to
  average net assets
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate
_________________________________________________________________________________
=================================================================================

--------------------------------------------------------------------------------

   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
         GROWTH ALLOCATION - MID CAP CORE EQUITY - MODERATE ALLOCATION


          MODERATELY CONSERVATIVE ALLOCATION - SMALL CAP GROWTH FUNDS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                SMALL CAP GROWTH--INSTITUTIONAL CLASS
                                                              -----------------------------------------
Net asset value, beginning of period
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=======================================================================================================
    Total from investment operations
=======================================================================================================
Net asset value, end of period
_______________________________________________________________________________________________________
=======================================================================================================
Total return
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets
=======================================================================================================
Ratio of net investment income (loss) to average net assets
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate
_______________________________________________________________________________________________________
=======================================================================================================

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about the Institutional Classes of all AIM funds.


SHARES SOLD WITHOUT SALES CHARGES


You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class shares.


PURCHASING SHARES


MINIMUM INVESTMENTS PER ACCOUNT



The minimum investments for Institutional Class accounts are as follows:


                                                                INITIAL      ADDITIONAL
TYPE OF ACCOUNT                                               INVESTMENTS    INVESTMENTS
----------------------------------------------------------------------------------------
Defined Benefit Plans or Platform Sponsors for Defined
Contribution Plans                                            $        0     no minimum
Banks acting in a fiduciary or similar capacity, Collective
and Common Trust Funds, Banks and Broker-Dealers acting for
their own account or Foundations and Endowments                1 million     no minimum
Defined Contribution Plans (Corporate, Non-profit or
Governmental)                                                 10 million     no minimum
----------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------


                                    OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor         Contact your financial advisor.               Same
                                    The financial advisor should mail your
                                    completed account application to the
                                    transfer agent,
                                    AIM Investment Services, Inc.,
                                    P.O. Box 0843,
                                    Houston, TX 77210-0843.
                                    The financial advisor should call the
                                    transfer agent at (800) 659-1005 to
                                    receive a reference number.
                                    Then, use the following wire instructions:
                                    Beneficiary Bank
                                    ABA/Routing #: 113000609
                                    Beneficiary Account Number: 00100366732
                                    Beneficiary Account Name: AIM Investment
                                    Services, Inc.
                                    RFB: Fund Name, Reference #
                                    OBI: Your Name, Account #
By Telephone                        Open your account as described above.         Call the transfer agent at (800) 659-1005
                                                                                  and wire payment for your purchase order
                                                                                  in accordance with the wire instructions
                                                                                  noted above.
----------------------------------------------------------------------------------------------------------------------------


SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or reinvested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund.


ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS


A I M Distributors, Inc. or one or more of its corporate affiliates ("AIM") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. AIM makes these payments from its own resources, from A I M Distributors, Inc.'s retention of underwriting concessions and from payments to A I M Distributors, Inc. under Rule 12b-1 plans. In


INSTCL--11/04

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------


this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with AIM.



    AIM makes revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits AIM receives when it makes these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). AIM compensates financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments AIM makes may be calculated on sales of shares of AIM funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.10% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. AIM may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.



    AIM also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which AIM personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.



    AIM is motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, AIM benefits from the incremental management and other fees paid to AIM by the AIM funds with respect to those assets.



    You can find further details in the SAI about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from AIM or the AIM funds, as well as about fees and/or commissions it charges.


EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES


While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, by interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.



    A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds:



(1) trade activity monitoring;



(2) trading guidelines;



(3) redemption fee on trades in certain funds; and



(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.



Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.



    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such


                                                                   INSTCL--11/04

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------


policies and procedures for the money market funds for the following reasons:



- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.



- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.



- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.



- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.



    AIM recognizes that there are risks involved with not having a specific policy that limits frequent purchases and redemptions in the money market funds. To the extent that the money market funds must accommodate frequent purchases and redemptions of their shares, such funds incur expenses for buying and selling securities, resulting in increased brokerage and administrative costs. Frequent purchase and redemption activity may also interfere with AIM's ability to efficiently manage the money market funds and also may cause such funds to maintain additional cash and/or securities with shorter term durations than may otherwise be required. Such activity could reduce the money market funds' yields and may negatively impact fund shareholders including long term shareholders who do not engage in frequent purchase and redemption of fund shares.



    The money market funds and their agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the money market funds determine that such purchase may disrupt such funds' operation or performance.


TRADE ACTIVITY MONITORING


The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.



    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.


REDEMPTION FEE


You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.



    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming
Shares -- Redemption Fee".


FAIR VALUE PRICING


Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.



    See "Pricing of Shares -- Determination of Net Asset Value" for more information.


REDEEMING SHARES


REDEMPTION FEE


You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:



AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Emerging Growth Fund
Fund                          AIM International Growth Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund



The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is

INSTCL--11/04

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------


intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.



    The 2% redemption fee generally will not be charged on transactions involving the following:



(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;



(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;



(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;



(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;



(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;



(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;



(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or



(8) redemptions initiated by a fund.



The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.



    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.



    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.



    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.


HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

Through a Financial Advisor            Contact your financial advisor.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's call before the close of the
                                       customary trading session of the New York Stock Exchange
                                       (NYSE) on days the NYSE is open for business in order to
                                       effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized in the account application to effect transactions may make redemptions by telephone.
                                       You must call the transfer agent before the close of the
                                       customary trading session of the NYSE on days the NYSE is
                                       open for business in order to effect the redemption at that day's closing price.


--------------------------------------------------------------------------------

                                                                   INSTCL--11/04

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after we accept your request to redeem.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY THE AIM FUNDS

If the transfer agent determines that you have not provided a correct Social Security or other tax ID number on your account application, or the transfer agent is not able to verify your identity as required by law, the transfer agent may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).


INSTCL--11/04

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.



    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.



    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.



    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.


    Specific types of securities are valued as follows:


    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.



    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.



    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.



    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.



    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.



    Futures and Options: Futures and options are valued on the basis of market quotations, if available.



    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.



    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports

                                                                   INSTCL--11/04

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------


or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.



    Each fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.


TIMING OF ORDERS


You can purchase, exchange or redeem shares on each day the NYSE is open for business, prior to the close of the customary trading session or any earlier NYSE closing time that day. The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.


TAXES


In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.



    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.



    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.



    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.


INSTCL--11/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the funds and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about each fund's investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about these funds, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of a fund's current SAI or annual or semiannual reports, please contact us


BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4497
                       Houston, TX 77210-4497

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
WWW.AIMINVESTMENTS.COM.



You also can review and obtain copies of a fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


----------------------------------------

   AIM Aggressive Allocation Fund, AIM Basic Value Fund, AIM Conservative Allocation Fund, AIM Global Equity Fund, AIM Growth Allocation Fund, AIM Mid Cap Core Equity Fund, AIM Moderate Allocation Fund, AIM Moderately Conservative Allocation Fund and AIM Small Cap Growth Fund

   SEC 1940 Act file number: 811-2699
----------------------------------------

AIMinvestments.com     AGS-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                 SUBJECT TO COMPLETION--DATED FEBRUARY 11, 2005



THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                AIM GROWTH SERIES
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                                  ------------


THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE INSTITUTIONAL CLASSES OF EACH PORTFOLIO (EACH A "FUND," COLLECTIVELY THE "FUNDS") OF AIM GROWTH SERIES LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INSTITUTIONAL CLASSES OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF A PROSPECTUS FOR THE FUNDS LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                          AIM INVESTMENT SERVICES, INC.


                                  P.O. BOX 4739

                            HOUSTON, TEXAS 77210-4739

                          OR BY CALLING (800) 659-1005



                                  ------------



THIS STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 29, 2005, RELATES TO THE PROSPECTUS FOR THE INSTITUTIONAL CLASSES OF THE FOLLOWING FUNDS:



                    FUND                                          DATED
                    ----                                          -----
           AIM AGGRESSIVE ALLOCATION FUND                    APRIL 29, 2005
                AIM BASIC VALUE FUND                         APRIL 29, 2005
          AIM CONSERVATIVE ALLOCATION FUND                   APRIL 29, 2005
               AIM GLOBAL EQUITY FUND                        APRIL 29, 2005
             AIM GROWTH ALLOCATION FUND                      APRIL 29, 2005
            AIM MID CAP CORE EQUITY FUND                     APRIL 29, 2005
            AIM MODERATE ALLOCATION FUND                     APRIL 29, 2005
     AIM MODERATELY CONSERVATIVE ALLOCATION FUND             APRIL 29, 2005
              AIM SMALL CAP GROWTH FUND                      APRIL 29, 2005

                                AIM GROWTH SERIES
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                                                               PAGE
                                                                                                               ----
GENERAL INFORMATION ABOUT THE TRUST...............................................................................1
         Fund History.............................................................................................1
         Shares of Beneficial Interest............................................................................2
         Policies and Procedures for Disclosure of Fund Holdings..................................................3

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS..........................................................6
         Classification...........................................................................................6
         Investment Strategies and Risks..........................................................................6
         Asset Allocation Funds...................................................................................6
                  Equity Investments.............................................................................12
                  Foreign Investments............................................................................13
                  Debt Investments...............................................................................14
                  Other Investments..............................................................................21
                  Investment Techniques..........................................................................22
                  Derivatives....................................................................................27
                  Additional Securities or Investment Techniques.................................................33
         Fund Policies...........................................................................................34
         Temporary Defensive Positions...........................................................................36
         Portfolio Turnover......................................................................................36

MANAGEMENT OF THE TRUST..........................................................................................36
         Board of Trustees.......................................................................................36
         Management Information..................................................................................37
                 Trustee Ownership of Fund Shares................................................................39
                 Factors Considered in Approving the Investment Advisory Agreement...............................39
         Compensation............................................................................................42
                  Retirement Plan For Trustees...................................................................42
                  Deferred Compensation Agreements...............................................................42
                  Purchases of Class A Shares of the Funds at Net Asset Value....................................43
         Codes of Ethics.........................................................................................43
         Proxy Voting Policies...................................................................................43

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................43

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................43
         Investment Advisor......................................................................................43
                  Portfolio Managers.............................................................................45
                  Securities Lending Arrangements................................................................45
         Service Agreements......................................................................................46
         Other Service Providers.................................................................................46

BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................47
         Brokerage Transactions..................................................................................47
         Commissions.............................................................................................47
         Brokerage Selection.....................................................................................48
         Directed Brokerage (Research Services)..................................................................49
         Regular Brokers or Dealers..............................................................................49
         Allocation of Portfolio Transactions....................................................................49
         Allocation of Initial Public Offering ("IPO") Transactions..............................................49

                                                                                                               PAGE
                                                                                                               ----
PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................50
         Purchase and Redemption of Shares.......................................................................50
         Redemptions by the Funds................................................................................50
         Offering Price..........................................................................................51
         Redemption In Kind......................................................................................52
         Backup Withholding......................................................................................52

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................53
         Dividends and Distributions.............................................................................53
         Tax Matters.............................................................................................54

DISTRIBUTION OF SECURITIES.......................................................................................62
         Distributor.............................................................................................62

CALCULATION OF PERFORMANCE DATA..................................................................................63

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING..........................................68

REGULATORY INQUIRIES AND PENDING LITIGATION......................................................................69


APPENDICES:

RATINGS OF DEBT SECURITIES......................................................................................A-1

TRUSTEES AND OFFICERS...........................................................................................B-1

TRUSTEE COMPENSATION TABLE......................................................................................C-1

PROXY POLICIES AND PROCEDURES...................................................................................D-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................E-1

MANAGEMENT FEES.................................................................................................F-1

PORTFOLIO MANAGERS..............................................................................................G-1

ADMINISTRATIVE SERVICES FEES ...................................................................................H-1

BROKERAGE COMMISSIONS ..........................................................................................I-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS................J-1

PERFORMANCE DATA................................................................................................K-1

REGULATORY INQUIRIES AND PENDING LITIGATION.....................................................................L-1

FINANCIAL STATEMENTS.............................................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY


         AIM Growth Series (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of nine separate portfolios: AIM Aggressive Allocation Fund, AIM Basic Value Fund, AIM Conservative Allocation Fund, AIM Global Equity Fund, AIM Growth Allocation Fund, AIM Mid Cap Core Equity Fund, AIM Moderate Allocation Fund, AIM Moderately Conservative Allocation Fund and AIM Small Cap Growth Fund. This Statement of Additional Information relates solely to the Institutional Classes of AIM Basic Value Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15 , 2002, as amended (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board")is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.


         The Trust was originally organized on February 19, 1985, as a Massachusetts business trust. The Trust reorganized as a Delaware business trust on May 29, 1998. The following Funds were included in the reorganization: AIM Basic Value Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 29, 1998 relating to these Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof) of GT Global Growth Series, the Trust's predecessor. Effective June 5, 2000, AIM Basic Value Fund no longer invests all of its investable assets in the Value Portfolio and directly invests in the securities in which it previously indirectly invested by virtue of its interests in the Value Portfolio. Effective September 11, 2000, AIM Small Cap Growth Fund no longer invests all of its investable assets in the Small Cap Portfolio and directly invests in the securities in which it previously indirectly invested by virtue of its interests in the Small Cap Portfolio. Prior to September 8, 1998, AIM Basic Value Fund was known as AIM America Value Fund and AIM Small Cap Growth Fund was known as AIM Small Cap Equity Fund. Prior to July 1, 2002, AIM Mid Cap Core Equity Fund was known as AIM Mid Cap Equity Fund (which was known as AIM Mid Cap Growth Fund prior to September 8, 1998). Prior to March 31, 2004, AIM Global Equity Fund was known as AIM Global Trends Fund. AIM Global Equity Fund succeeded to the assets and assumed the liabilities of a series portfolio with a corresponding name (the "Predecessor Fund") of AIM Series Trust, a Delaware statutory trust, on November 4, 2003. All historical information and other information contained in this Statement of Additional Information for periods prior to November 4, 2003, relating to AIM Global Equity Fund (or a class thereof) is that of the Predecessor Fund (or a corresponding class thereof). Each of the other Funds commenced operations as a series of the Trust.


                  Effective as of March 18, 2002, AIM Small Cap Growth Fund limited public sales of its shares to certain investors. Also, effective as of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund limited public sales of its shares to certain investors. The following types of investors may continue to invest in either Fund if they are invested in the Fund as of the date on which the Fund limited public sales of its shares to certain investors and remain invested in the Fund after that date: existing shareholders of the Fund; existing shareholders of the Fund who open other accounts in their name; retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code"); retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to
Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Future investments in the Fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. ("AIM Distributors"). Please contact AIM Distributors for approval. The following types of investors may open new accounts in either Fund, if approved by AIM Distributors: retirement plans maintained pursuant to Section 401 of the Code; retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under
Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; Qualified Tuition Programs maintained pursuant to Section 529 of the Code; and the portfolio management team, including analysts. Such plans and programs that are considering AIM Small Cap Growth Fund or AIM Mid Cap Core Equity Fund as an investment option should contact AIM Distributors for approval.


SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers separate classes of shares as follows:


                                                                                                        INSTITUTIONAL
                    FUND                        CLASS A      CLASS B        CLASS C        CLASS R         CLASS
                    ----                        -------      -------        -------        -------      -------------
AIM Aggressive Allocation Fund                     X            X              X              X              X
AIM Basic Value Fund                               X            X              X              X              X
AIM Conservative Allocation Fund                   X            X              X              X              X
AIM Global Equity Fund                             X            X              X                             X
AIM Growth Allocation Fund                         X            X              X              X              X
AIM Mid Cap Core Equity Fund                       X            X              X              X              X
AIM Moderate Allocation Fund                       X            X              X              X              X
AIM Moderately Conservative Allocation Fund        X            X              X              X              X
AIM Small Cap Growth Fund                          X            X              X              X              X


         This Statement of Additional Information relates solely to the Institutional Classes of the Funds.

         Each class of shares represents interests in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.


         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers. The Trust's Bylaws provide for the advancement of payments to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, expenses for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed if it is ultimately determined that such person is not entitled to indemnification for such expenses.


         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.


POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND HOLDINGS



         The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the "Holdings Disclosure Policy"). AIM and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of AIM and its affiliates may release information about portfolio securities in certain contexts are provided below.



         PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Funds disclose the following portfolio holdings information on www.aiminvestments.com:



         o calendar quarter-end portfolio holdings are posted by the 30th day after each calendar quarter-end;

         o fiscal quarter-end portfolio holdings are posted by the 70th day after each fiscal quarter-end; and



         o the largest ten holdings are posted by the 15th day after each month-end.



         These holdings are listed along with the percentage of the Fund's net assets they represent. The calendar and fiscal quarter-end portfolio holdings will remain on the website for one year. The top-ten list is replaced each month. Generally, employees of AIM and its affiliates may not disclose such portfolio holdings until one day after they have been posted on www.aiminvestments.com. The Funds also disclose select holdings as part of their quarterly Fund Performance Updates and quarterly Performance and Commentaries on www.aiminvestments.com by the 29th day after each calendar quarter. These quarterly Fund Performance Updates and quarterly Performance and Commentaries are replaced each quarter. You may also obtain the publicly available portfolio holdings information described above by contacting us at 1-800-959-4246.



         SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of AIM and its affiliates will disclose non-public full portfolio holdings on a selective basis only if the Executive Committee (the "Executive Committee") of A I M Management Group Inc. ("AIM Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The Executive Committee must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval. The Executive Committee may delegate its approval responsibilities to the Internal Compliance Controls Committee of AIM Management. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides such selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the applicable Fund and AIM or its affiliates brought to the Board's attention by AIM.



         AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the Funds:



                  o        Attorneys and accountants;



                  o        Securities lending agents;



                  o        Lenders to the Funds;



                  o        Rating and rankings agencies;



                  o        Persons assisting in the voting of proxies;



                  o        Fund custodians;



                  o Fund transfer agent(s) (in the event of a redemption in kind);



                  o Pricing services, market makers, or other persons who provide systems or software support in connection with Fund operations (to determine the price of securities held by a Fund);



                  o        Financial printers;



                  o Brokers identified by a Fund's portfolio management team who provide execution and research services to the team; and



                  o Analysts hired to perform research and analysis to the Fund's portfolio management team.



         In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. AIM will also disclose non-public portfolio holdings information in the event that such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Funds.

         AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.



         DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Funds' portfolio securities or may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund's most recent quarter-end and therefore may not be reflected on the list of the Fund's most recent quarter-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.



         From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about a Fund, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund's portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.



         DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds' portfolio securities. AIM does not enter into formal Non-disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.



         DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER AIM-MANAGED PRODUCTS. AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds (as defined herein) and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.



         AIM provides portfolio holdings information for portfolios of AIM Variable Insurance Funds (the "Insurance Funds") to insurance companies whose variable annuity and variable life insurance accounts invest in the Insurance Funds ("Insurance Companies"). AIM may disclose portfolio holdings information for the Insurance Funds to Insurance Companies with which AIM has entered into Non-disclosure Agreements up to five days prior to the scheduled dates for AIM's disclosure of similar portfolio holdings information for other AIM Funds on www.aiminvestments.com. AIM provides portfolio holdings information for the Insurance Funds to such Insurance Companies to allow them to disclose this information on their websites at approximately the same time that AIM discloses portfolio holdings information for the other AIM Funds on its website. AIM manages the Insurance Funds in a similar fashion to certain other AIM Funds and thus the Insurance Funds and such other AIM Funds have similar portfolio holdings. AIM does not disclose the portfolio holdings information for the Insurance Funds on its website, and not all Insurance Companies disclose this information on their websites.



            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds--Registered Trademark--. The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

ASSET ALLOCATION FUNDS


         AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Moderately Conservative Allocation Fund (the "Asset Allocation Funds") are "funds of funds" which invest in other underlying funds and do not directly invest in the securities or use the investment techniques indicated in the table.



         Following is the list of the Asset Allocation Funds' underlying funds ("Underlying Funds") and their related percentage allocations. The Underlying Funds and their percentage allocations have been selected for use over longer time periods, but may be changed in the future without shareholder approval. The actual percentage allocations will vary from target weightings in the Underlying Funds due to factors such as market movements and capital flows. AIM automatically rebalances the Asset Allocation Funds' investments in the Underlying Funds on an annual basis to bring them back within their percentage allocations. AIM has the ability to rebalance on a more frequent basis if necessary. Some portion of each Asset Allocation Fund's portfolio will be held in cash due to purchase and redemption activity and other short term cash needs and the percentage allocations do not reflect the Asset Allocation Funds' working cash balances. AIM may change an Underlying Fund or its percentage allocation without shareholder approval. Cash flows will be managed to help maintain target percentage allocations.

                                                                                                                       AIM
                                                      AIM              AIM              AIM            AIM          MODERATELY
                                                  AGGRESSIVE      CONSERVATIVE        GROWTH        MODERATE       CONSERVATIVE
                                                  ALLOCATION       ALLOCATION       ALLOCATION     ALLOCATION       ALLOCATION
                                                     FUND             FUND             FUND           FUND             FUND
                                                  ----------      ------------      ----------     ----------      ------------
AIM Capital Development Fund                            0%               0%               0%             0%             2.5%
AIM Charter Fund                                        0%               5%               0%             0%               0%
AIM Dynamics Fund                                       5%               0%               5%             0%               0%
AIM High Yield Fund                                     5%               0%              10%            10%               5%
AIM International Core Equity Fund                   12.5%             2.5%              11%            10%               5%
AIM Intermediate Government Fund                        0%               0%               0%             0%              15%
AIM International Growth Fund                        12.5%               0%              11%           7.5%             2.5%
AIM Large Cap Basic Value Fund                       17.5%               5%              14%            10%           11.25%
AIM Large Cap Growth Fund                              20%               5%            16.5%          12.5%           11.25%
AIM Limited Maturity Treasury Fund                      0%              15%               0%             0%               0%
AIM Mid Cap Basic Value Fund                            0%               0%               5%             5%               5%
AIM Mid Cap Stock Fund                                  0%               0%               0%             5%               0%
AIM Multi-Sector Fund                                12.5%             2.5%             7.5%             5%             2.5%
AIM Real Estate Fund                                    5%               0%             2.5%             0%               0%
AIM Small Cap Equity Fund                               0%               0%             7.5%             0%               0%
AIM Small Cap Growth Fund                              10%               0%               0%             0%               0%
AIM Short Term Bond Fund                                0%              25%               0%             5%              15%
AIM Total Return Bond Fund                              0%              25%              10%            25%              25%
AIM Trimark Endeavor Fund                               0%               5%               0%             0%               0%
AIM Trimark Small Companies Fund                        0%               0%               0%             5%               0%
A money market fund or direct
investments in  cash equivalents and
U.S. Government securities                              0%              10%               0%             0%              10%

         FUND
--------------------------     AIM        AIM        AIM        AIM       AIM      AIM MID     AIM       AIM MODERATELY      AIM
SECURITY/                   AGGRESSIVE   BASIC  CONSERVATIVE   GLOBAL   GROWTH     CAP CORE   MODERATE    CONSERVATIVE   SMALL CAP
INVESTMENT                  ALLOCATION   VALUE    ALLOCATION   EQUITY  ALLOCATION   EQUITY   ALLOCATION    ALLOCATION      GROWTH
TECHNIQUE                     FUND*       FUND       FUND*      FUND     FUND*       FUND      FUND*          FUND*         FUND
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
                                                               EQUITY INVESTMENTS
Common Stock                    X          X         X            X        X           X         X              X            X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Preferred Stock                 X          X         X            X        X           X         X              X            X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Convertible                     X          X         X            X        X           X         X              X            X
Securities
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Alternative Entity              X          X         X            X        X           X         X              X            X
 Securities
----------------------------------------------------------------------------------------------------------------------------------
                                                               FOREIGN INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities              X          X         X            X        X           X          X             X           X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Foreign Government              X          X         X            X        X           X          X             X
Obligations
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Foreign Exchange                X          X         X            X        X           X          X             X           X
 Transactions
----------------------------------------------------------------------------------------------------------------------------------
                                                    DEBT INVESTMENTS FOR FIXED INCOME FUNDS
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government
 Obligations                    X                    X                     X                      X             X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Rule 2a-7 Requirements          X                    X                     X                      X             X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Mortgage-Backed and
  Asset-Backed Securities       X                    X                     X                      X             X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Collateralized Mortgage
  Obligations                   X                    X                     X                      X             X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Bank Instruments                X                    X                     X                      X             X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Commercial Instruments                               X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Participation Interests                              X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Municipal Securities            X                    X                     X                      X             X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Municipal Lease Obligations
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Investment Grade Corporate      X                    X                     X                      X             X
Debt Obligations
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Junk Bonds                      X                    X                     X                      X             X
----------------------------------------------------------------------------------------------------------------------------------

         FUND
--------------------------     AIM        AIM        AIM        AIM       AIM      AIM MID     AIM       AIM MODERATELY      AIM
SECURITY/                   AGGRESSIVE   BASIC  CONSERVATIVE   GLOBAL   GROWTH     CAP CORE   MODERATE    CONSERVATIVE   SMALL CAP
INVESTMENT                  ALLOCATION   VALUE    ALLOCATION   EQUITY  ALLOCATION   EQUITY   ALLOCATION    ALLOCATION      GROWTH
TECHNIQUE                     FUND*       FUND       FUND*      FUND     FUND*       FUND      FUND*          FUND*         FUND
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
                                                             DEBT INVESTMENTS FOR EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government                 X          X         X            X        X           X           X            X              X
Obligations
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Mortgage-Backed and             X                    X            X        X                       X            X
Asset-Backed Securities
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Collateralized Mortgage
  Obligations                   X                    X                     X                       X            X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Investment Grade Corporate      X          X         X            X        X           X           X            X              X
Debt Obligations
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Junk Bonds                      X                    X            X        X                       X            X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Liquid Assets                   X          X         X            X        X           X           X            X              X
----------------------------------------------------------------------------------------------------------------------------------
                                                                 OTHER INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
REITs                           X          X         X            X        X           X           X            X              X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Other Investment                X          X         X            X        X           X           X            X              X
Companies
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Defaulted Securities            X                                          X                       X            X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Municipal Forward
Contracts
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Variable or Floating            X                    X                     X                       X            X
Rate Instruments
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Indexed Securities              X                    X                     X                       X            X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Zero-Coupon and                 X                    X                     X                       X            X
Pay-in-Kind
Securities
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Synthetic Municipal
Instruments
----------------------------------------------------------------------------------------------------------------------------------
                                                               INVESTMENT TECHNIQUES
----------------------------------------------------------------------------------------------------------------------------------
Delayed Delivery                X          X         X            X        X           X           X            X              X
Transactions
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
When-Issued Securities          X          X         X            X        X           X           X            X              X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Short Sales                     X          X         X            X        X           X           X            X              X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Margin Transactions
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Swap Agreements                 X          X         X            X        X           X           X            X              X
----------------------------------------------------------------------------------------------------------------------------------

         FUND
--------------------------     AIM        AIM        AIM        AIM       AIM      AIM MID     AIM       AIM MODERATELY      AIM
SECURITY/                   AGGRESSIVE   BASIC  CONSERVATIVE   GLOBAL   GROWTH     CAP CORE   MODERATE    CONSERVATIVE   SMALL CAP
INVESTMENT                  ALLOCATION   VALUE    ALLOCATION   EQUITY  ALLOCATION   EQUITY   ALLOCATION    ALLOCATION      GROWTH
TECHNIQUE                     FUND*       FUND       FUND*      FUND     FUND*       FUND      FUND*          FUND*         FUND
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Interfund Loans                 X          X         X            X        X           X           X            X              X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Borrowing                       X          X         X            X        X           X           X            X              X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Lending Portfolio               X          X         X            X        X           X           X            X              X
Securities
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Repurchase Agreements           X          X         X            X        X           X           X            X              X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Reverse Repurchase
  Agreements                    X          X         X            X        X           X           X            X              X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Dollar Rolls                    X          X         X            X        X           X           X            X              X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Illiquid Securities             X          X         X            X        X           X           X            X              X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Rule 144A Securities            X          X         X            X        X           X           X            X              X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Unseasoned Issuers              X                    X                     X                       X            X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Sale of Money                                                     X
Market Securities
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Standby Commitments
----------------------------------------------------------------------------------------------------------------------------------
                                                                 DERIVATIVES
----------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Derivatives       X          X         X            X        X           X           X            X              X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Put Options                     X          X         X            X        X           X           X            X              X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Call Options                    X          X         X            X        X           X           X            X              X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Straddles                       X          X         X            X        X           X           X            X              X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Warrants                        X          X         X            X        X           X           X            X              X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Futures Contracts               X          X         X            X        X           X           X            X              X
and Options on
Futures Contracts
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Forward Currency                X          X         X            X        X           X           X            X              X
Contracts
----------------------------------------------------------------------------------------------------------------------------------

         FUND
--------------------------     AIM        AIM        AIM        AIM       AIM      AIM MID     AIM       AIM MODERATELY      AIM
SECURITY/                   AGGRESSIVE   BASIC  CONSERVATIVE   GLOBAL   GROWTH     CAP CORE   MODERATE    CONSERVATIVE   SMALL CAP
INVESTMENT                  ALLOCATION   VALUE    ALLOCATION   EQUITY  ALLOCATION   EQUITY   ALLOCATION    ALLOCATION      GROWTH
TECHNIQUE                     FUND*       FUND       FUND*      FUND     FUND*       FUND      FUND*          FUND*         FUND
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Cover                           X          X         X            X        X           X           X            X              X
----------------------------------------------------------------------------------------------------------------------------------
                                            ADDITIONAL SECURITIES INVESTMENT TECHNIQUES
----------------------------------------------------------------------------------------------------------------------------------
Commercial Bank Obligations     X          X         X            X                    X           X                           X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Privatizations                                                    X        X                                    X              X
--------------------------  ----------   -----  ------------   ------  ----------- --------  ----------  --------------   --------
Samurai and Yankee Bonds        X                    X                                            X             X
----------------------------------------------------------------------------------------------------------------------------------



* AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Moderately Conservative Allocation Fund are "funds of funds" which invest in other underlying funds and do not directly invest in the securities or use the investment techniques indicated in the table.

         The language below discusses investment strategies of AIM Basic Value Fund, AIM Global Equity Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund and of the Underlying Funds in which the Asset Allocation Funds may invest.


Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         Certain Funds will not acquire equity securities, other than preferred stocks, except when (a) attached to or included in a unit with income-generating securities that otherwise would be attractive to the Fund; (b) acquired through the exercise of equity features accompanying convertible securities held by the Fund, such as conversion or exchange privileges or warrants for the acquisition of stock or equity interests of the same or a different issuer; or (c) in the case of an exchange offer whereby the equity security would be acquired with the intention of exchanging it for a debt security issued on a "when-issued" basis.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to a Fund.

         Certain Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Debt Investments for Equity Funds - Junk Bonds" below.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary Receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.


         Each Fund (except for the Asset Allocation Funds and AIM Global Equity
Fund) may invest up to 25% of their total assets in foreign securities. AIM Global Equity Fund may invest a significant amount of its total assets in foreign securities.



         AIM Aggressive Allocation Fund, AIM Growth Allocation Fund and AIM Moderate Allocation Fund may invest up to 25%, 22% and 20%, respectively, of their total assets in global or international equity funds. AIM Conservative Allocation Fund and AIM Moderately Conservative Allocation Fund may invest up to 25% and 40%, respectively, of their total assets in equity funds, some of which may invest up to 25% of its total assets in foreign securities.


         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         Risks of Developing Countries. AIM Global Equity Fund may invest up to 20% and AIM Basic Value Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund may each invest up to 5%, of their respective total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are trading principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments.

         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries.

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the

Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         RULE 2a-7 REQUIREMENTS. Money market instruments in which a Fund will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Since the Fund may invest in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect their share price. The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time a Fund acquires the security, that NRSRO.


         The money market fund in which AIM Conservative Allocation Fund and AIM Moderately Conservative Allocation Fund invests will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by the Fund's investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.


         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Certain Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party of otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

         Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

         If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). Certain Funds may invest in CMOs. These Funds can also invest in mortgage-backed bonds and asset-backed securities. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Funds, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests.

         FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Participation Certificates ("PCs"), payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

         Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

         Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

         BANK INSTRUMENTS. Certain Funds may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

         Certain Funds may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Fund may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

         COMMERCIAL INSTRUMENTS. Certain Funds intend to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

         PARTICIPATION INTERESTS. Certain Funds may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). The Fund generally will have no right directly to enforce compliance by the Borrower with the terms of the credit agreement. Instead, the Fund will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Fund's rights against the Borrower and for the receipt and processing of payments due to the Fund under the loans. Under the terms of a participation interest, the Fund may be regarded as a creditor of the Participant and thus the Fund is subject to the credit risk of both the Borrower and a Lender or Participant. Participation interests are generally subject to restrictions on resale. The Fund considers participation interests to be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities.

         MUNICIPAL SECURITIES. "Municipal Securities" include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

         Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters - Tax Matters."

         The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Funds' assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities held by a Fund will vary from time to time.

         Municipal Securities also include the following securities:

             o Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

             o Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

             o Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

             o Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

         Certain Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.

         Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"), or the rating of such a security may be reduced below the minimum rating required for purchase by a Fund. Neither event would require a Fund to dispose of the security, but AIM will consider such events to be relevant in determining whether the Fund should continue to hold the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, a Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

         Quality Standards. The following quality standards apply at the time a security is purchased. Information concerning the ratings criteria of Moody's, S&P, and Fitch Investors Service, Inc. ("Fitch") appears herein under "Appendix A - Ratings of Debt Securities".

         If a Fund invests in securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect its share price.

         Certain Funds may invest in securities which are insured by financial insurance companies. Since a limited number of entities provide such insurance, a Fund may invest more than 25% of its assets in securities insured by the same insurance company.

         Other Considerations. The ability of a Fund to achieve its investment objective depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by a Fund to meet their obligations for the payment of interest and principal when due. The securities in which a Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value.

         There is a risk that some or all of the interest received by the Fund from Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service ("IRS").

         The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Generally, the yield realized by a Fund's shareholders will be the yield realized by the Fund on its investments, reduced by the general expenses of the Fund and the Trust. The market values of the Municipal Securities held by the Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider: (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

         JUNK BONDS. Certain Funds may invest in junk bonds. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

         A Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and the Fund's ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations of valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

         LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, and municipal obligations).

         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.


         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds other than the Asset Allocation Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund. The Asset Allocation Funds may invest in a money market fund.



         For each Fund other than the Asset Allocation Funds, the following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. The Asset Allocation Funds are structured as "funds of funds" under the 1940 Act and therefore are not subject to these restrictions.


         DEFAULTED SECURITIES. Certain Funds may invest in defaulted securities. In order to enforce its rights in defaulted securities, a Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase a Fund's operating expenses and adversely affect its net asset value. Any investments by the Funds in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless AIM determines that such defaulted securities are liquid under guidelines adopted by the Board.

         VARIABLE OR FLOATING RATE INSTRUMENTS. Certain Funds may invest in securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Funds.

         INDEXED SECURITIES. AIM High Income Municipal Fund may invest in indexed securities the value of which is linked to interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of the indexed security.

         ZERO-COUPON AND PAY-IN-KIND SECURITIES. Certain Funds may invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, certain Underlying Funds may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leveraging technique.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. Certain Funds may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         The investment policies of certain Underlying Funds permit it to invest in repurchase agreements with banks and broker-dealers pertaining to U.S. Treasury obligations. However, in order to maximize the Fund's dividends which are exempt from state income taxation, as a matter of operating policy, the Fund does not currently invest in repurchase agreements.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis or to manage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.

         Each Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

         SALE OF MONEY MARKET SECURITIES. The money market fund in which AIM Conservative Allocation Fund invests does not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Fund by taking advantage of yield disparities that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure. AIM may also dispose of any portfolio security prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Fund's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover should not adversely affect the Fund's net income.

Derivatives

         The Funds may each invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         Certain Underlying Funds may not invest in puts, calls, straddles, spreads or any combination thereof.

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a

Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options.
This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         STRADDLES. Certain Funds, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.

         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

Additional Securities or Investment Techniques

         COMMERCIAL BANK OBLIGATIONS. For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.


         PRIVATIZATIONS. Certain Funds may invest in privatizations. The governments of some foreign countries have been engaged in selling part or all of their stakes in government-owned or controlled enterprises ("privatizations"). AIM believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Fund in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Fund to participate may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

         SAMURAI AND YANKEE BONDS. Subject to their fundamental investment restrictions, certain Funds may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of a Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.




FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) AIM Basic Value Fund, AIM Global Equity Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.


         Each of the Asset Allocation Funds will make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of investment companies. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.


         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which AIM must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other AIM Funds, subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33?% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33?% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         (7) AIM Basic Value Fund, AIM Global Equity Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

         ADDITIONAL NON-FUNDAMENTAL POLICIES.  As non-fundamental policies:

         (1) AIM Mid Cap Core Equity Fund normally invests at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (2) AIM Small Cap Growth Fund normally invests at least 80% of its assets in securities of small-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (3) AIM Global Equity Fund normally invests at least 80% of its assets in equity securities. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

TEMPORARY DEFENSIVE POSITIONS


         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of its assets in cash, cash equivalents or U.S. Government securities. Each of the Funds other than the Asset Allocation Funds may also invest in high-quality debt investments and may invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.


PORTFOLIO TURNOVER


         [For the fiscal years ended December 31, 2002 and 2003, the portfolio turnover rates for AIM Global Equity Fund were 80% and 178%, respectively. This increase was caused by improved global market environment and an increase in investment opportunities.]



                             MANAGEMENT OF THE TRUST
BOARD OF TRUSTEES


         The overall management of the business and affairs of the Funds and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix B.


         The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing Issues.



         The current members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock and Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Funds (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between the Funds' management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of the Funds; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) assisting the Board's oversight of the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by Section 10A of the Securities Exchange Act of 1934, pre-approving all permissible non-audit services provided to the Funds by its independent auditors; (vi) pre-approving, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Fund's independent auditors to the Fund's investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, preparing an audit committee report for inclusion in any proxy statement issued by the Fund. During the fiscal year ended December 31, 2004, the Audit Committee held eight meetings.



         The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the dis-interested trustees the appointment, compensation and removal of the Fund's Chief Compliance Officer; (ii) recommending to the dis-interested trustees the appointment, compensation and removal of the Fund's Senior Officer that is expected to be appointed pursuant to the terms of an Assurance of Discontinuance from the New York Attorney General that is applicable to AIM and/or INVESCO Funds Group, Inc. (the "Advisors") the "Senior Officer"); (iii) recommending to the dis-interested trustees the appointment and removal of the Advisors' independent Compliance Consultant appointed pursuant to the terms of the Securities and Exchange Commission's Order Instituting Administrative Proceedings (the "SEC Order") applicable to the Advisors (the "Compliance Consultant"); (iv) receiving all reports from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant that are delivered between meetings of the Board and that are otherwise not required to be provided to the full Board or to all of the dis-interested trustees; (v) overseeing all reports on compliance matters from the Chief Compliance officer, the Senior Officer and the Compliance Consultant, and overseeing all reports from the third party retained by the Advisors to conduct the periodic compliance review required by the terms of the SEC Order that are required to be provided to the full Board; (vi) overseeing all of the compliance policies and procedures of the Fund and its service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (vii) risk management oversight with respect to the Fund and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC ("AMVESCAP") that are applicable to the Fund or its service providers; and (viii) overseeing potential conflicts of interest that are reported to the Compliance Committee by the Advisors, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended December 31, 2004, the Compliance Committee held one meeting.



         The members of the Governance Committee are Messrs. Bayley, Crockett, Dowden (Chair), Jack M. Fields (Vice Chair) and Gerald J. Lewis. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Fund for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Fund at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation;
(iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Trust.


         The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended December 31, 2004, the Governance Committee held seven meetings.


         Notice procedures set forth in the Trust's bylaws require that any shareholder of a fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.


         The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Dunn, Fields, Lewis, Pennock and Soll and Carl Frischling and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration. During the fiscal year ended December 31, 2004, the Investments Committee held eight meetings.



         The members of the Valuation Committee are Messrs. Dunn, Pennock (Chair) and Soll and Miss Quigley (Vice Chair). The Valuation Committee is responsible for addressing issues requiring action by the Board in the valuation of the Funds' portfolio securities that arise during periods between meetings of the Boards. During periods between meetings of the Board, the Valuation
Committee: (i) receives the reports of AIM's internal valuation committee requesting pre-approval or approval of any changes to pricing vendors or pricing methodologies as required by AIM's Procedures for Valuing Securities (Pricing Procedures) (the "Procedures"), and approves changes to pricing vendors and pricing methodologies as provided in the Procedures; (ii) upon request of AIM, assists AIM's internal valuation committee in resolving particular fair valuation issues; and (iii) receives reports on non-standards price changes on private equities. During the fiscal year ended December 31, 2004, the Valuation Committee held one meeting.



         The members of the Special Committee Relating to Market Timing Issues are Messrs. Crockett, Dowden, Dunn and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Funds ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended December 31, 2004, the Special Committee Relating to Market Timing Issues held eight meetings.

Trustee Ownership of Fund Shares

         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement


         The advisory agreement with AIM (the "Advisory Agreement") was re-approved for each Fund other than AIM Growth Allocation Fund and AIM Moderately Conservative Allocation Fund (the "New Funds") by the Board at an in-person meeting held on June 8, 2004. The Advisory Agreement for the New Funds was initially approved on December 2, 2004. The Board considered the following factors in evaluating the fairness and reasonableness of each Advisory Agreement. In addition to considering these factors at the in-person meeting held on June 8, 2004 or December 2, 2004, as applicable, the Board considered certain of these factors as part of the Board's ongoing monitoring of each Fund.



o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under each Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under each Advisory Agreement was appropriate. With respect to each Fund other than the New Funds, the Board also concluded that AIM currently is providing services in accordance with the terms of each Advisory Agreement.



o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to each Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, AIM's legal and compliance function, AIM's use of technology, AIM's portfolio administration function, the quality of AIM's investment research and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate. With respect to each Fund other than the New Funds, the Board also concluded that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



o The performance of each Fund relative to comparable funds. The Board reviewed the performance of each Fund other than the New Funds against the performance of funds advised by other advisors with investment strategies comparable to those of such Fund and concluded that no changes should be made to the Funds or their portfolio management teams at this time.



o The performance of each Fund relative to indices. The Board reviewed the performance of each Fund other than the New Funds against the performance of applicable indices and concluded that no changes to the Funds or their portfolio management teams should be made at this time.



o        Meetings with each Fund's portfolio managers and investment personnel.
         With respect to each Fund, the Board is meeting or, with respect to the New Funds, intends to meet periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.



o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to each Fund other than the New Funds and concluded that such performance was satisfactory.

o Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for each Fund other than the Asset Allocation Funds against (i) the advisory fee rates for other mutual funds, variable insurance funds offered to insurance company separate accounts, offshore funds and/or private accounts advised by AIM with investment strategies comparable to those of such Fund, if any, and (ii) the sub-advisory fee rates for unaffiliated mutual funds sub-advised by AIM with investment strategies comparable to those of such Fund, if any. The Board concluded that the current advisory fee rate of each such Fund was fair and reasonable. The Board noted that AIM will not charge the Asset Allocation Funds any advisory fees pursuant to their Advisory Agreement.



o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for each Fund other than the Asset Allocation Funds against the advisory fee rates for mutual funds advised by other advisors with investment strategies comparable to those of such Fund. The Board concluded that the current advisory fee rate of each such Fund was fair and reasonable. The Board noted that AIM will not charge the Asset Allocation Funds any advisory fees pursuant to their Advisory Agreement.



o Expense limitations and fee waivers. The Board reviewed the fee waivers and/or expense limitations, if any, currently in effect for each Fund other than the New Funds, and the effect they had on such Fund's expenses. The Board concluded that the current levels of fee waivers and/or expense limitations, if any, for each such Fund were fair and reasonable. The Board reviewed AIM's proposed annual expense limitation for each New Fund that would, until December 31, 2006, limit Other Expenses (excluding interest, taxes, dividend expense on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board, and increases in expenses due to expense offset arrangements, if any) of each class of shares of such New Fund to 0.12% (in the case of AIM Growth Allocation Fund) and 0.14% (in the case of AIM Moderately Conservative Allocation Fund) of such New Fund's average daily net assets, and the effect it would have on such New Fund's estimated total expenses. The Board concluded that such expense limitation for each New Fund was fair and reasonable.



o Breakpoints and economies of scale. The Board reviewed the structure of each Fund's other than the Asset Allocation Funds advisory fee under the Advisory Agreement and whether it includes any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for each Fund or whether, due to the nature of such Fund and the advisory fee structures of similar funds, it was reasonable to leave the structure of the advisory fee unchanged. Based on such review, the Board concluded that it was not necessary to change the structure of the advisory fee for any of the Funds to add advisory fee breakpoints. The Board noted that AIM will not charge the Asset Allocation Funds any advisory fees pursuant to their Advisory Agreement.



o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund other than the Asset Allocation Funds may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that each such Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each such Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing each Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by each Fund to AIM under its Advisory Agreement was not excessive. The Board noted that AIM will not charge the Asset Allocation Funds any advisory fees pursuant to their Advisory Agreement.



o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Funds and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for each Fund. Because such research ultimately benefits each Fund, the Board concluded that such arrangements were appropriate.



o AIM's financial soundness in light of each Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under each Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under each Advisory Agreement.



o Historical relationship between each Fund and AIM. In determining whether to continue or, with respect to the New Funds, approve the Advisory Agreement for each Fund, the Board also considered the prior relationship between AIM and each Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to provide or continue to provide non-investment advisory services to the Funds, as applicable, including administrative, transfer agency and distribution services. With respect to each Fund other than the New Funds, the Board also concluded that AIM and its affiliates currently are providing satisfactory non-investment advisory services.



o Other factors and current trends. In determining whether to continue or, with respect to the New Funds, approve the Advisory Agreement for each Fund, the Board considered regulatory and legal actions pending against AIM. The Board also considered the internal compliance reviews being undertaken by AIM and its affiliates, and the additional controls and procedures being implemented by AIM and its affiliates. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the regulatory and legal actions should not prevent the Board from continuing or approving, as applicable, the Advisory Agreement for each Fund.



After consideration of all of the above factors, the Board found that with respect to each Fund: (i) the services provided, and with respect to the New Funds the services to be provided, to such Fund and its shareholders were adequate; (ii) such Fund's Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under such Fund's Advisory Agreement, if any, would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's Advisory Agreement was in the best interests of such Fund and its shareholders (a) in the case of each Fund other than the New Funds, continued each such Advisory Agreement for another year, and
(b) in the case of the New Funds, approved each such Advisory Agreement.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.


         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004 is found in Appendix C.



Retirement Plan For Trustees



         The Trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.


         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements


         Messrs. Crockett, Dunn, Fields, Frischling, Sklar and Soll and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. With respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchases of Class A Shares of the Funds at Net Asset Value



         The trustees and other affiliated persons of the Trust may purchase Class A shares of the Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution.


CODES OF ETHICS


         AIM, the Trust and AIM Distributors have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the funds within the AIM Family of Funds(R) ("affiliated funds"). Personal trading, including personal trading involving securities that may be purchased or held by a Fund and in affiliated funds, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or her designee and to report all transactions on a regular basis.


PROXY VOTING POLICIES


         The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to AIM. The investment advisor will vote such proxies in accordance with their proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D.



         Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund's proxy voting record.



         Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2004 is available at our website, http://www.AIMinvestments.com. This information is also available at the SEC Website, http://www.sec.gov.



               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP. AMVESCAP and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds.

         AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Advisory Agreement provides that the Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.


         Pursuant to its Advisory Agreement, AIM receives no advisory fee from the Asset Allocation Funds.



         Pursuant to its Advisory Agreement, AIM receives a monthly fee from each Fund (other than the Asset Allocation Funds) calculated at the following annual rates, based on the average daily net assets of each Fund during the year:


       FUND NAME                     NET ASSETS                   ANNUAL RATE
       ---------                     ----------                   -----------
AIM Basic Value Fund*                First $500 million             0.725%
AIM Mid Cap Core Equity Fund         Next $500 million              0.70%
AIM Small Cap Growth Fund            Next $500 million              0.675%
                                     Amount over $1.5 billion       0.65%

AIM Global Equity Fund               First $500 million             0.975%
                                     Next $500 million              0.95%
                                     Next $500 million              0.925%
                                     Amount over $1.5 billion       0.90%


*     See currently effective fee disclosure below.

         AIM has voluntarily agreed to waive advisory fees payable by AIM Basic Value Fund in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion.

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."


         AIM has contractually agreed to limit Other Expenses (excluding certain items discussed below) to 0.17%, 0.20%, 0.12%, 0.05% and 0.14% on AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Moderately Conservative Allocation Fund, respectively, for the Institutional Class shares. In determining the advisor's obligation to waive fees or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the limits: (i) Rule12b-1 fees; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from the banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Such contractual fee waivers or reductions are set forth in the Fee Table to the Prospectus for the Asset Allocation Funds and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Asset Allocation Funds. This expense limitation agreement is in effect through December 31, 2005 for AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund and December 31, 2006 for AIM Growth Allocation Fund and AIM Moderately Conservative Allocation Fund.



         The management fees payable by each Fund (other than the Asset Allocation Funds), the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended December 31, are found in Appendix F.



Portfolio Managers



         Appendix G contains the following information regarding the portfolio managers identified in each Fund's prospectus:



         o        The dollar range of the manager's investments in each Fund.



         o        A description of the manager's compensation structure.



         o Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.



Securities Lending Arrangements.



         If a Fund (other than the Asset Allocation Funds) engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board;
(d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

          AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS


         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.



         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended December 31, are found in Appendix H.


OTHER SERVICE PROVIDERS


         TRANSFER AGENT. AIM Investment Services, Inc. (formerly, A I M Fund Services, Inc.) ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.



         For servicing accounts holding Institutional Class Shares, the TA Agreement provides that the Trust on behalf of the Funds will pay AIS a fee equal to $2.00 per trade executed to be billed monthly plus certain out of pocket expenses. In addition, for servicing accounts holding Institutional Class Shares, the Trust on behalf of the Funds, is required to reimburse AIS for servicing such accounts to the extent that an account is serviced by a third party pursuant to a sub-transfer agency, omnibus account service, sub-accounting, or networking agreement. AIS has agreed to waive the right to collect any fee or reimbursement to which it is entitled, to the extent that such fee or reimbursement would cause the fees and expenses incurred by the Institutional Class Shares to exceed 0.10% of the average net assets attributable to such class of the Funds.


         It is anticipated that most investors will perform their own sub-accounting.


         AIS has contractually agreed to limit transfer agent fees to 0.10% of average net assets of the Institutional Class. The expense limitation agreement is in effect through December 31, 2005.



         CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York, 2 Hanson Place, Brooklyn, New York 11217-1431, also serves as sub-custodian to facilitate cash management.


         The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.

         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board has selected [auditors], as the independent public accountants to audit the financial statements of the Funds.


         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.


         Brokerage commissions paid by each of the Funds during the last three fiscal years ended December 31 are found in Appendix I.


COMMISSIONS

         During the last three fiscal years ended December 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.


         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and the Funds other than the Asset Allocation Funds may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff follows. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.


         AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.

DIRECTED BROKERAGE (RESEARCH SERVICES)


         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended December 31, 2004 are found in Appendix J.


REGULAR BROKERS OR DEALERS


         Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended December 31, 2004 is found in Appendix J.


ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS


         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, when the full amount of all IPO orders for such AIM Funds and accounts cannot be filled completely, and to allocate such transactions in accordance with the following procedures:



         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capital/liquidity, suitability and sector/style suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, and current holdings. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts on a pro rata basis based on order size. The requirement of pro-rata allocation is subject to limited exceptions - such as when the Funds or accounts are subject to special investment objectives or size constraints on investment positions.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES


         Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to AIM Investment Services, Inc. at P.O. Box 4497, Houston, Texas 77210-4497. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.



         Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AIS all required information and documentation with respect to the investor. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Fund for any overdraft charges incurred.



         A financial intermediary may submit a written request to AIS for correction of transactions involving Fund shares. If AIS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Fund for any resulting loss.


         An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Fund, except through the reinvestment of distributions.


         Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. By providing written notice to his financial intermediary or to AIS, an investor may change the bank account designated to receive redemption proceeds. AIS may request additional documentation.



         AIS may request that an intermediary maintain separate master accounts in the Fund for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary, and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.


         Platform sponsors that provide investment vehicles to fund Section 401 defined contribution plans and have entered into written agreements with AIM Distributors to waive applicable investment minimums may purchase Institutional Class shares for accounts within such plans.

REDEMPTIONS BY THE FUNDS

         If the Funds determine that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Funds may, at their discretion, redeem the account and distribute the proceeds to you.


         Additional information regarding purchases and redemptions is located in the Funds' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."



         AUTHORIZED AGENTS. AIS and AIM Distributors may authorize agents to accept purchase and redemption orders that are in good form on behalf of the AIM Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received the purchase or redemption order when the Fund's authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by the Fund's authorized agent or its designee.



         ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AIS maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AIS. Upon receiving returned mail, AIS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AIS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AIS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.


OFFERING PRICE

         Shares of the Institutional Class of a Fund are sold at net asset value.

Calculation of Net Asset Value


         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statement due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.



         Each equity security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each equity security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing vendors or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day. Debt securities (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.



         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not available, including situations where market quotations are unreliable, are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with procedures approved by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.



         Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of a

Fund's shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If AIM believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.



         Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Trading in certain foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Issuer specific events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.



Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.


REDEMPTION IN KIND

         Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). A Fund may make a redemption in kind, for instance, if a cash redemption would disrupt its operations or performance. Securities delivered as payment in redemptions in kind will be valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. If a Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:

         1.       the investor fails to furnish a correct TIN to the Fund;

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN;

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.


         Certain payees and payments are exempt from backup withholding and information reporting. AIM or ASI will not provide Form 1099 to those payees.


         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         It is the present policy of each Fund to declare and pay annually net investment income dividends and capital gain distributions. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gain. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in Institutional Class shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment". Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

         Distributions paid by a Fund, other than daily dividends, have the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.


         Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it has been incurred in the succeeding year.


         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gain to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings to meet this requirement.

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.


         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.


         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.


         Under an IRS revenue procedure, a Fund may treat its position as lender under a repurchase agreement as a U.S. Government security for purposes of the Asset Diversification where the repurchase agreement is fully collateralized (under applicable SEC standards) with securities that constitute U.S. Government securities.


         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders. See "Fund Distributions" below.


         ASSET ALLOCATION FUNDS. An Asset Allocation Fund will invest its assets in shares of the Underlying Funds, cash and money market instruments. Accordingly, an Asset Allocation Fund's income will consist of distributions from the Underlying Funds, net gains realized from the disposition of Underlying Fund shares and interest. If an Underlying Fund qualifies for treatment as a RIC under the Code -- each has done so for its past taxable years and intends to continue to do so for its current and future taxable years - (1) dividends paid to an Asset Allocation Fund from the Underlying Fund's investment company taxable income (which may include net gains from certain foreign currency transactions) will be taxable to an Asset Allocation Fund as ordinary income,
(2) dividends paid to an Asset Allocation Fund that an Underlying Fund designates as capital gain dividends (as discussed below) will be taxable to an Asset Allocation Fund as long-term capital gain, (3) dividends paid to an Asset Allocation Fund that an Underlying Fund designates as qualifying dividends from domestic corporations (as discussed below) will be treated as dividends eligible for the dividends received deduction and (4) dividends paid to an Asset Allocation Fund that an Underlying Fund designates as qualified dividend income (as discussed below) will be treated by the Asset Allocation Fund as qualifying dividends taxable at a maximum rate of 15% to individuals and other noncorporate taxpayers. If shares of an Underlying Fund are purchased within 30 days before or after redeeming at a loss other share of that Underlying Fund (whether pursuant to a rebalancing of an Asset Allocation Fund's portfolio or otherwise), all or a part of the loss will not be deductible by an Asset Allocation Fund and instead will increase its basis for the newly purchased shares.



         Although an Underlying Fund will be eligible to elect to "pass-through" to its shareholders (including an Asset Allocation Fund) the benefit of the foreign tax credit if more than 50% in the value of its total assets at the close of any taxable year consists of securities of foreign corporations, an Asset Allocation Fund will not qualify to pass that benefit through to its shareholders because of its inability to satisfy the asset test. Accordingly, an Asset Allocation Fund will deduct the amount of any foreign taxes passed through by an Underlying Fund in determining its investment company taxable income.


         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss. In certain cases, a Fund may make an election to treat such gain or loss as capital.

         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

          Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.


          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed or be less than its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income, qualified dividend income or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.


         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

         PFIC INVESTMENTS. The Funds are permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

          The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition and character of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         SWAP AGREEMENTS. Each Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in swap agreements.

         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other noncorporate taxpayers to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         Ordinary income dividends paid by a Fund to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax at a maximum rate of 15% to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program. In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. However, dividends received by the Fund from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by a Fund to a noncorporate shareholder may not exceed a maximum rate of 15%. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.


         Distributions by a Fund that are not made from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.


         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

          If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.

         BACKUP WITHHOLDING. The Funds may be required to withhold 28% of taxable distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".


         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term and short-term capital gain and of certain types of interest income) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.



         As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that a Fund designates as "short-term capital gain dividends" or an "interest-related dividends" for Fund taxable years beginning after December 31, 2004 and before January 1, 2008. The aggregate amount that may be designated as short-term capital gain dividends for a Fund's taxable year is equal to the excess (if any) of the Fund's net short-term capital gain (including short-term capital gain dividends received from another regulated investment company) over its net long-term capital loss. The aggregate amount designated as interest-related dividends for any Fund taxable year is generally limited to the excess of the amount of "qualified interest income" of the Fund over allocable expenses. Qualified interest income is generally equal to the sum of a Fund's U.S.-source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Fund holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company. An Asset Allocation Fund may designate distributions out of short-term capital gain dividends and interest-related dividends received from an Underlying Fund as short-term capital gain dividends and interest-related dividends paid ot its own shareholders.



         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, short-term capital gain dividends, interest-related dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.


         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.


         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the Foreign Tax Election, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.


         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax adviser or the IRS.

         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Estates of decedents dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of a Fund's shares attributable to "qualifying assets" held by the Fund at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of a Fund's assets that constituted qualifying assets at the end of each quarter of its taxable year.


          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

          If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

          Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income, and the portion of foreign source income consisting of qualified dividend income is reduced by approximately 57% to account for the tax rate differential. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.


         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on February 11, 2005. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         The Trust (on behalf of the Institutional Classes) or AIM Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.


         A I M Distributors or one or more of its corporate affiliates (collectively, the "ADI Affiliates") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. ADI Affiliates makes these payments from its own resources, from A I M Distributors' retention of underwriting concessions and from payments to A I M Distributors under Rule 12b-1 plans. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial advisor may receive payments under more than one or all categories. Most financial advisors that sell shares of AIM funds receive one or more types of these cash payments.



         In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with AIM.



         REVENUE SHARING PAYMENTS. ADI Affiliates makes revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits ADI Affiliates receives when it makes these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensates financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor.



         The revenue sharing payments ADI Affiliates makes may be calculated on sales of shares of AIM funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all shares sold by the financial advisor during the particular period.

Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.10% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.



         ADMINISTRATIVE AND PROCESSING SUPPORT PAYMENTS. ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares for certain administrative services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.10% of average annual assets.



         OTHER CASH PAYMENTS. From time to time, ADI Affiliates, at its expense, may provide additional compensation to financial advisors which sell or arrange for the sale of shares of the Fund. Such compensation provided by ADI Affiliates may include financial assistance to financial advisors that enable ADI Affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other financial advisor-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD. ADI Affiliates makes payments for entertainment events it deems appropriate, subject to ADI Affiliates guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.



         ADI Affiliates is motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, ADI Affiliates benefits from the incremental management and other fees paid to ADI Affiliates by the AIM funds with respect to those assets.



         In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM funds, as well as about fees and/or commissions it charges.



                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) =ERV

Where           P       =  a hypothetical initial payment of $1,000;

                T       =  average annual total return (assuming the applicable
                           maximum sales load is deducted at the beginning of the one, five or ten year periods);

                n       =  number of years; and

                ERV     =  ending redeemable value of a hypothetical $1,000
                           payment at the end of the one, five or ten year periods (or fractional portion of such period).


         The average annual total returns for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix K.


         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) =ERV

Where           P       =  a hypothetical initial payment of $1,000;

                U       =  average annual total return assuming payment of only
                           a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period;

                n       =  number of years; and

                ERV     =  ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P       =  a hypothetical initial payment of $1,000;

                V       =  cumulative total return assuming payment of all of, a
                           stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period; and

                ERV     =  ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         The cumulative total returns for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix K.


Average Annual Total Return (After Taxes on Distributions) Quotation

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                       n
                                 P(1+T)  = ATV
                                              D

Where           P       =  a hypothetical initial payment of $1,000;

                T       =  average annual total return (after taxes on
                           distributions);

                n       =  number of years; and

                ATV    =   ending value of a hypothetical $1,000 payment made at
                   D       the beginning of the one, five or ten year periods
                           (or since inception, if applicable) at the end of the one, five or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

         Standardized average annual total return (after taxes on distributions) for Institutional Class shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.


         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Institutional Class shares for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix K.


Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                       n
                                 P(1+T)  = ATV
                                              DR

Where           P       =  a hypothetical initial payment of $1,000;

                T       =  average annual total return (after taxes on
                           distributions and redemption);

                n       =  number of years; and

                ATV     =  ending value of a hypothetical $1,000 payment made at
                   DR      the beginning of the one, five or ten year periods
                           (or since inception, if applicable) at the end of the one, five or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for Institutional Class shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Institutional Class shares for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix K.


Performance Information

         All advertisements for the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

          From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

          The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:


Advertising Age               Financial World             Nation's Business
Barron's                      Forbes                      New York Times
Best's Review                 Fortune                     Pension World
Bloomberg                     Hartford Courant            Pensions & Investments
Broker World                  Inc.                        Personal Investor
Business Week                 Institutional Investor      Philadelphia Inquirer
Changing Times                Insurance Forum             The Bond Buyer
Christian Science Monitor     Insurance Week              USA Today
Consumer Reports              Investor's Business Daily   U.S. News & World Report
Economist                     Journal of the American     Wall Street Journal
FACS of the Week                 Society pf CLU & ChFC    Washington Post
Financial Planning            Kiplinger Letter            CNN
Financial Product News        Money                       CNBC
Financial Services Week       Mutual Fund Forecaster      PBS

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:


         Bank Rate Monitor                     Morningstar, Inc.
         Bloomberg                             Standard & Poor's
         FactSet Data Systems                  Strategic Insight
         Lipper, Inc.                          Thompsons Financial

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:


Lipper Global Fund Index                MSCI World Index
Lipper Large-Cap Value Fund Index       Russell 1000(R) Value Index
Lipper Multi-Cap Value Fund Index       Russell 2000(R) Growth Index
Lipper Mid-Cap Core Fund Index          Russell Midcap(R) Index
Lipper Small-Cap Growth Fund Index      Standard & Poor's 500 Stock Index



         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.



     SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING



         On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.



         Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.



         Under the terms of the settlements, AIM will make certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.



         The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.



                   REGULATORY INQUIRIES AND PENDING LITIGATION



         The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.



         As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future. This statement of additional information will be supplemented periodically to disclose any such additional regulatory actions, civil lawsuits and/or regulatory inquiries.



         Ongoing Regulatory Inquiries Concerning IFG and AIM



         IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia

Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG.



         AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds.



         Private Civil Actions Alleging Market Timing



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix L-1.



         All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix L-1. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. This lawsuit is identified in Appendix L-1.



         Private Civil Actions Alleging Improper Use of Fair Value Pricing



         Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM

Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix L-2.



         Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM



Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix L-3.



         Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes



         Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix L-4.



         Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix L-5.



         Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements



         A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. ("AIM Capital") and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees. Such lawsuit, which was served on AIM and AIM Capital on January 18, 2005, is set forth in Appendix L-6.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

         Moody's corporate ratings areas follows:

         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

          Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

          Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.


         Moody's municipal ratings are as follows:


            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

          Municipal ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

         Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

         Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

          In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

          In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

          In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

          The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

          MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.


           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).


                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.


                        S&P SHORT-TERM MUNICIPAL RATINGS

          An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

          Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.


                         FITCH LONG-TERM CREDIT RATINGS

         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR:  Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.


                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met. ` B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.


                         FITCH SHORT-TERM CREDIT RATINGS

          The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS


                             As of December 31, 2004



The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.



                                     TRUSTEE
                                     AND/OR                                                             OTHER
     NAME, YEAR OF BIRTH AND         OFFICER                                                         TRUSTEESHIP(S)
 POSITION(S) HELD WITH THE TRUST      SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        HELD BY TRUSTEE
---------------------------------- ----------- ------------------------------------------------- ---------------------

INTERESTED PERSONS

Robert H. Graham(1) -- 1946           1998     Director and Chairman, A I M Management Group    None
Trustee, Vice Chair and President              Inc. (financial services holding company);
                                               Director and Vice Chairman, AMVESCAP PLC and
                                               Chairman of AMVESCAP PLC - AIM Division
                                               (parent of AIM and a global investment
                                               management firm)

                                               Formerly: President and Chief Executive
                                               Officer, A I M Management Group Inc.;
                                               Director, Chairman and President, A I M
                                               Advisors, Inc. (registered investment
                                               advisor); Director and Chairman, A I M
                                               Capital Management, Inc. (registered
                                               investment advisor), A I M Distributors, Inc.
                                               (registered broker dealer), AIM Investment
                                               Services, Inc., (registered transfer agent),
                                               and Fund Management Company (registered
                                               broker dealer); and Chief Executive Officer,
                                               AMVESCAP PLC - Managed Products

Mark H. Williamson(2) -- 1951         2003     Director, President and Chief Executive           None
Trustee and Executive Vice                     Officer, A I M Management Group Inc. (financial
President                                      services holding company); Director, Chairman
                                               and President, A I M Advisors, Inc. (registered
                                               investment advisor); Director, A I M Capital
                                               Management, Inc. (registered investment
                                               advisor) and A I M Distributors, Inc.
                                               (registered broker dealer), Director and
                                               Chairman, AIM Investment Services, Inc.,
                                               (registered transfer agent), Fund Management
                                               Company (registered broker dealer) and INVESCO
                                               Distributors, Inc. (registered broker dealer);
                                               and Chief Executive Officer, AMVESCAP PLC - AIM
                                               Division (parent of AIM and a global investment
                                               management firm)

                                               Formerly:  Director, Chairman, President and
                                               Chief Executive Officer, INVESCO Funds Group,
                                               Inc.; President and Chief Executive Officer,
                                               INVESCO Distributors, Inc.; Chief Executive
                                               Officer, AMVESCAP PLC - Managed Products;
                                               Chairman and Chief Executive Officer of
                                               NationsBanc Advisors, Inc.; and Chairman of
                                               NationsBanc Investments, Inc.



----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board.



(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                                     TRUSTEE
                                     AND/OR                                                             OTHER
     NAME, YEAR OF BIRTH AND         OFFICER                                                         TRUSTEESHIP(S)
 POSITION(S) HELD WITH THE TRUST      SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        HELD BY TRUSTEE
---------------------------------- ----------- ------------------------------------------------- ---------------------

INDEPENDENT TRUSTEES

Bob R. Baker -- 1936                  2003     Retired                                           None
Trustee
                                               Formerly:  President and Chief Executive
                                               Officer, AMC Cancer Research Center; and
                                               Chairman and Chief Executive Officer, First
                                               Columbia Financial Corporation

Frank S. Bayley -- 1939               1985     Retired                                           Badgley Funds, Inc.
Trustee                                        Formerly:  Partner, law firm of Baker & McKenzie  (registered investment company)

James T. Bunch -- 1942                2003     Co-President and Founder, Green, Manning &        None
Trustee                                        Bunch Ltd., (investment banking firm); and
                                               Director, Policy Studies, Inc. and Van Gilder
                                               Insurance Corporation

                                               Formerly:  General Counsel and Director,
                                               Boettcher & Co.; and Chairman and Managing
                                               Partner, law firm of Davis, Graham & Stubbs


Bruce L. Crockett(3) -- 1944          2001     Chairman, Crockett Technology Associates          ACE Limited
Trustee and Chair                              (technology consulting company)                   (insurance
                                                                                                 company); and
                                                                                                 Captaris, Inc.
                                                                                                 (unified messaging
                                                                                                 provider)


Albert R. Dowden -- 1941              2001     Director of a number of public and private        Cortland Trust,
Trustee                                        business corporations, including the Boss         Inc. (Chairman)
                                               Group, Ltd. (private investment and management)   (registered
                                               and Magellan Insurance Company                    investment
                                                                                                 company); Annuity
                                               Formerly:  Director, President and Chief          and Life Re
                                               Executive Officer, Volvo Group North America,     (Holdings), Ltd.
                                               Inc.; Senior Vice President, AB Volvo; and        (insurance company)
                                               director of various affiliated Volvo companies



----------
(3)      Mr. Crockett was elected Chair of the Board effective October 4, 2004.

                                     TRUSTEE
                                     AND/OR                                                             OTHER
     NAME, YEAR OF BIRTH AND         OFFICER                                                         TRUSTEESHIP(S)
 POSITION(S) HELD WITH THE TRUST      SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        HELD BY TRUSTEE
---------------------------------- ----------- ------------------------------------------------- ---------------------

Edward K. Dunn, Jr. -- 1935           2001     Retired                                           None
Trustee                                        Formerly: Chairman, Mercantile Mortgage Corp.;
                                               President and Chief Operating Officer,
                                               Mercantile-Safe Deposit & Trust Co.; and
                                               President, Mercantile Bankshares Corp.

Jack M. Fields -- 1952                2001     Chief Executive Officer, Twenty First Century     Administaff ; and
Trustee                                        Group, Inc. (government affairs company) and      Discovery Global
                                               Texana Timber LP (sustainable forestry company)   Education Fund
                                                                                                 (non-profit)

Carl Frischling -- 1937               2001     Partner, law firm of Kramer Levin Naftalis and    Cortland Trust,
Trustee                                        Frankel LLP                                       Inc. (registered
                                                                                                 investment company)

Gerald J. Lewis -- 1933               2003     Chairman, Lawsuit Resolution Services (San        General Chemical
Trustee                                        Diego, California)                                Group, Inc.,

                                               Formerly:  Associate Justice of the California
                                               Court of Appeals

Prema Mathai-Davis -- 1950            2001     Formerly: Chief Executive Officer, YWCA of the    None
Trustee                                        USA

Lewis F. Pennock -- 1942              2001     Partner, law firm of Pennock & Cooper             None
Trustee


Ruth H. Quigley -- 1935               1977     Retired                                           None
Trustee

Louis S. Sklar(4) -- 1939             2001     Executive Vice President, Development and         None
Trustee                                        Operations, Hines Interests Limited Partnership
                                               (real estate development company)
                                                                                                 None
Larry Soll - 1942                     2003     Retired
Trustee



----------
(4)      Mr. Sklar retired effective December 31, 2004.

                                     TRUSTEE
                                     AND/OR                                                             OTHER
     NAME, YEAR OF BIRTH AND         OFFICER                                                         TRUSTEESHIP(S)
 POSITION(S) HELD WITH THE TRUST      SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        HELD BY TRUSTEE
---------------------------------- ----------- ------------------------------------------------- ---------------------

OTHER OFFICERS

Lisa O. Brinkley(5) -- 1959           2004     Senior Vice President, A I M Management Group     N/A
Senior Vice President and Chief                Inc. (financial services holding company);
Compliance Officer                             Senior Vice President and Chief Compliance
                                               Officer, A I M Advisors, Inc.; Vice President
                                               and Chief Compliance Officer, A I M Capital
                                               Management, Inc.; and Vice President, A I M
                                               Distributors, Inc. AIM Investment Services,
                                               Inc. and Fund Management Company

                                               Formerly:  Senior Vice President and Compliance
                                               Director, Delaware Investments Family of Funds
                                               and Chief Compliance Officer, A I M
                                               Distributors, Inc.

Kevin M. Carome -- 1956               2003     Director, Senior Vice President, Secretary and    N/A
Senior Vice President, Secretary               General Counsel, A I M Management Group Inc.
and Chief Legal Officer                        (financial services holding company) and A I M
                                               Advisors, Inc.; Director and Vice President,
                                               INVESCO Distributors, Inc.; Vice President, A I M
                                               Capital Management, Inc., and AIM Investment
                                               Services, Inc.; Director, Vice President and
                                               General Counsel, Fund Management Company; and
                                               Senior Vice President, A I M Distributors, Inc.

                                               Formerly:  Senior Vice President and General
                                               Counsel, Liberty Financial Companies, Inc.; and
                                               Senior Vice President and General Counsel,
                                               Liberty Funds Group, LLC; and Vice President, A I M
                                               Distributors, Inc.

Stuart W. Coco -- 1955                2002     Managing Director and Director of Money Market    N/A
Vice President                                 Research and Special Projects, A I M Capital
                                               Management, Inc.; and Vice President, A I M
                                               Advisors, Inc.

Sidney M. Dilgren - 1961              2004     Vice President and Fund Treasurer, A I M          N/A
Vice President and Treasurer                   Advisors, Inc.

                                               Formerly:  Vice President, A I M Distributors,
                                               Inc.; and Senior Vice President, AIM Investment
                                               Services, Inc.

Karen Dunn Kelley - 1960              1992     Director of Cash Management, Managing Director    N/A
Vice President                                 and Chief Cash Management Officer, A I M
                                               Capital Management, Inc.; Director and
                                               President, Fund Management Company; and Vice
                                               President, A I M Advisors, Inc.



----------
(5) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

                                     TRUSTEE
                                     AND/OR                                                             OTHER
     NAME, YEAR OF BIRTH AND         OFFICER                                                         TRUSTEESHIP(S)
 POSITION(S) HELD WITH THE TRUST      SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        HELD BY TRUSTEE
---------------------------------- ----------- ------------------------------------------------- ---------------------

Edgar M. Larsen(6) -- 1940            2002     Director and Executive Vice President, A I M      N/A
Vice President                                 Management Group Inc.; Director and Senior Vice
                                               President, A I M Advisors, Inc.; and Director,
                                               Chairman, President, Director of Investments,
                                               Chief Executive Officer and Chief Investment
                                               Officer, A I M Capital Management, Inc.



----------
(6)      Mr. Larsen retired effective December 31, 2004.

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2004



                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                                                                 INVESTMENT COMPANIES OVERSEEN BY
     NAME OF TRUSTEE                DOLLAR RANGE OF EQUITY SECURITIES              TRUSTEE IN THE AIM FAMILY OF
                                                PER FUND                           FUNDS--Registered Trademark--
--------------------------- -------------------------------------------------- -------------------------------------
Robert H. Graham
Bob R. Baker
Frank S. Bayley
James T. Bunch
Bruce L. Crockett                                                                               (7)
Albert R. Dowden
Edward K. Dunn, Jr.                                                                             (7)
Jack M. Fields                                                                                  (7)
Carl Frischling                                                                                 (7)
Gerald J. Lewis
Prema Mathai-Davis                                                                              (7)
Lewis F. Pennock
Ruth H. Quigley
Larry Soll                                                                                      (7)
Mark H. Williamson



----------
(7) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C


                           TRUSTEE COMPENSATION TABLE


         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004:



                                                                           ESTIMATED ANNUAL
                                         AGGREGATE          RETIREMENT       BENEFITS UPON          TOTAL
                                     COMPENSATION FROM       BENEFITS       RETIREMENT FROM      COMPENSATION
                                            THE              ACCRUED       ALL AIM FUNDS(3)      FROM ALL AIM
              TRUSTEE                     TRUST(1)       BY ALLAIM FUNDS                          FUNDS (4)
                                                               (2)
------------------------------------ ------------------- ----------------- ------------------ -------------------
Bob R. Baker                         $                   $                 $                  $
Frank S. Bayley
James T. Bunch
Bruce L. Crockett
Albert R. Dowden
Edward K. Dunn, Jr.
Jack M. Fields
Carl Frischling(5)
Gerald J. Lewis
Prema Mathai-Davis
Lewis F. Pennock
Ruth H. Quigley
Louis S. Sklar(6)
Larry Soll






(1) Amounts shown are based on the fiscal year ended December 31, 2004. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2004, including earnings, was $______.



(2) During the fiscal year ended December 31, 2004, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $______.



(3) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustee's retirement and assume each trustee serves until his or her normal retirement date.


(4) All trustees currently serve as trustees of 19 registered investment companies advised by AIM.


(5) During the fiscal year ended December 31, 2004, the Trust paid $_______ in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.



(6)      Mr. Sklar retired effective December 31, 2004.

                                   APPENDIX D


                          PROXY POLICIES AND PROCEDURES



                         (as amended September 16, 2004)




A.       PROXY POLICIES



         Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.



         I.       BOARDS OF DIRECTORS



                  A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.



                  There are some actions by directors that should result in votes being withheld. These instances include directors who:



                  o Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;



                  o Attend less than 75 percent of the board and committee meetings without a valid excuse; o Implement or renew a dead-hand or modified dead-hand poison pill;



                  o Sit on the boards of an excessive number of companies;



                  o Enacted egregious corporate governance or other policies or failed to replace management as appropriate;



                  o Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or



                  o Ignore a shareholder proposal that is approved by a majority of the shares outstanding.



         Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:



                  o Long-term financial performance of the target company relative to its industry;



                  o        Management's track record;



                  o        Portfolio manager's assessment;



                  o Qualifications of director nominees (both slates); o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

                  o        Background to the proxy contest.



         II.      INDEPENDENT AUDITORS



                  A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:



                  o It is not clear that the auditors will be able to fulfill their function;



                  o There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or



                  o The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.



         III.     COMPENSATION PROGRAMS



                  Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.



                  o We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.



                  o We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.



                  o We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.



                  o We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.



                  o We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.



         IV.      CORPORATE MATTERS



                  We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.



                  o We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

                  o We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.



                  o We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.



                  o We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.




         V.       SHAREHOLDER PROPOSALS



                  Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.



                  o We will generally abstain from shareholder social and environmental proposals.



                  o We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.



                  o We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.



                  o We will generally vote for proposals to lower barriers to shareholder action.



                  o We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).



         VI.      OTHER



                  o We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.



                  o We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.



                  o We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.



         AIM's proxy policies, and the procedures noted below, may be amended from time to time.



B.       PROXY COMMITTEE PROCEDURES



         The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.



         The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.



         AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.



         In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of Trustees:



         1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.



         2. AIM will not publicly announce its voting intentions and the reasons therefore.



         3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.



         4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.



C.       BUSINESS/DISASTER RECOVERY



         If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.



D.       RESTRICTIONS AFFECTING VOTING



         If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.



E.       CONFLICTS OF INTEREST



         The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.



         In the event that AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report.



         To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.



F.       FUND OF FUNDS



         WHEN AN AIM FUND THAT INVESTS IN ANOTHER AIM FUND(S) HAS THE RIGHT TO VOTE ON THE PROXY OF THE UNDERLYING AIM FUND, AIM WILL SEEK GUIDANCE FROM THE BOARD OF TRUSTEES OF THE INVESTING AIM FUND ON HOW TO VOTE SUCH PROXY.

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


         All information listed below is as of April ___, 2005.



AIM AGGRESSIVE ALLOCATION FUND



                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
-------------------------------- ---------------- ---------------- --------------- ------------------ -----------------

NAME AND ADDRESS OF                PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE        PERCENTAGE
PRINCIPAL HOLDER                    OWNED OF         OWNED OF         OWNED OF          OWNED OF          OWNED OF
                                     RECORD           RECORD           RECORD            RECORD            RECORD
-------------------------------- ---------------- ---------------- --------------- ------------------ -----------------



AIM BASIC VALUE FUND


                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
-------------------------------- ---------------- ---------------- --------------- ------------------ -----------------

NAME AND ADDRESS OF                PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE        PERCENTAGE
PRINCIPAL HOLDER                    OWNED OF         OWNED OF         OWNED OF          OWNED OF          OWNED OF
                                     RECORD           RECORD           RECORD            RECORD            RECORD
-------------------------------- ---------------- ---------------- --------------- ------------------ -----------------

Citigroup Global Markets
House Account
Attn:  Cindy Tempesta
333 West 34th St.,
7th Floor
New York, NY  10001-2402

First Command Bank Trust
Attn:  Trust Department
P.O. Box 901075
Fort Worth, TX  76101-2075

                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
-------------------------------- ---------------- ---------------- --------------- ------------------ -----------------

NAME AND ADDRESS OF                PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE        PERCENTAGE
PRINCIPAL HOLDER                    OWNED OF         OWNED OF         OWNED OF          OWNED OF          OWNED OF
                                     RECORD           RECORD           RECORD            RECORD            RECORD
-------------------------------- ---------------- ---------------- --------------- ------------------ -----------------

The Guardian Insurance &
Annuity Company Inc.
Separate Acct L
Attn:  Equity Acctg 3518
3900 Burgess Place
Bethlehem, PA  18017-9097

Heritage Registration Company
c/o Heritage Trust Co.
P.O. Box 21708
Omnibus for Reinv Acc: 1
Oklahoma City, OK  73156-1708

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn:  Fund Administration
4800 Deer Lake Dr East, 2nd
Floor
Jacksonville, FL  32246-6484



AIM CONSERVATIVE ALLOCATION FUND


                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
-------------------------------- ---------------- ---------------- --------------- ------------------ -----------------

NAME AND ADDRESS OF                PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE        PERCENTAGE
PRINCIPAL HOLDER                    OWNED OF         OWNED OF         OWNED OF          OWNED OF          OWNED OF
                                     RECORD           RECORD           RECORD            RECORD            RECORD
-------------------------------- ---------------- ---------------- --------------- ------------------ -----------------

AIM GLOBAL EQUITY FUND


                                     CLASS A          CLASS B         CLASS C        INSTITUTIONAL
                                     SHARES           SHARES           SHARES        CLASS SHARES
-------------------------------- ---------------- ---------------- --------------- ------------------

NAME AND ADDRESS OF                PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE
PRINCIPAL HOLDER                    OWNED OF         OWNED OF         OWNED OF          OWNED OF
                                     RECORD           RECORD           RECORD            RECORD
-------------------------------- ---------------- ---------------- --------------- ------------------

Citigroup Global Market
House Account
Attn:  Cindy Tempesta
333 West 34th St.,
7th Floor
New York, NY  10001-2402

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn:  Fund Administration
4800 Deer Lake Dr East, 2nd
Floor
Jacksonville, FL  32246



AIM MID CAP CORE EQUITY FUND



                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
-------------------------------- ---------------- ---------------- --------------- ------------------ -----------------

NAME AND ADDRESS OF                PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE        PERCENTAGE
PRINCIPAL HOLDER                    OWNED OF         OWNED OF         OWNED OF          OWNED OF          OWNED OF
                                     RECORD           RECORD           RECORD            RECORD            RECORD
-------------------------------- ---------------- ---------------- --------------- ------------------ -----------------

Capital Bank & Trust Co.
C/O Premier/Fascorp
8515 E. Orchard Rd # 2T2
Greenwood Vlg., CO  80111-5022

Carn & Co.
Nana Corp. Compensation
Deferral Plan
Attn:  Mutual Fund Star
P.O. Box 96211
Washington, DC  20090-6211

                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
-------------------------------- ---------------- ---------------- --------------- ------------------ -----------------

NAME AND ADDRESS OF                PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE        PERCENTAGE
PRINCIPAL HOLDER                    OWNED OF         OWNED OF         OWNED OF          OWNED OF          OWNED OF
                                     RECORD           RECORD           RECORD            RECORD            RECORD
-------------------------------- ---------------- ---------------- --------------- ------------------ -----------------

Charles Schwab & Co. Inc.
Reinvestment Acct
101 Montgomery St
San Francisco, CA  94104-4122

Citigroup Global Market
House Account
Attn:  Cindy Tempesta
333 West 34th St.,
7th Floor
New York, NY  10001-2402

Compass Bancshares Inc
Employee Stock Ownership Plan
Nationwide Trust Co. TTEE
FBO Compass Bancshares Inc.
P.O. Box 1412
Austin, TX  78767-1412

The Guardian Insurance &
Annuity Company Inc.
Separate Acct L
Attn:  Equity Acctg 3518
3900 Burgess Place
Bethlehem, PA  18017-9097

Heritage Registration Company
C/O Heritage Trust Co.
P.O. Box 21708
Omnibus for Reinv Acct:
Oklahoma City, OK  73156-1708

Mercantile Safe Deposit
cust FBO Washington
County Hosp Assoc Cash Bal Pen
Plan
766 Old Hammonds Ferry Rd.
Linthicum, MD  21090-2112

                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
-------------------------------- ---------------- ---------------- --------------- ------------------ -----------------

NAME AND ADDRESS OF                PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE        PERCENTAGE
PRINCIPAL HOLDER                    OWNED OF         OWNED OF         OWNED OF          OWNED OF          OWNED OF
                                     RECORD           RECORD           RECORD            RECORD            RECORD
-------------------------------- ---------------- ---------------- --------------- ------------------ -----------------

Mercantile Safe Deposit &
Trust co. Cust FBO Washington
County Health System Open
766 Old Hammonds Ferry Rd
Linthicum, MD  21090-2112

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn:  Fund Administration
4800 Deer Lake Dr East, 2nd
Floor
Jacksonville, FL  32246

The Northern Trust Co.
FBO Northern Trust Tip-DV
P.O. Box 92956
Chicago, IL  60675

Wells Fargo Bank NA
FBO 401K - Mid Cap Core
P.O. Box 1533
Minneapolis, MN  55480-1533

Wilmington Trust Co TTEE FBO
Westwood One, Inc. Savings &
PSP
c/o Mutual Funds
P. O. Box 8971
Wilmington DE  19899-8971

AIM MODERATE ALLOCATION FUND



                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
-------------------------------- ---------------- ---------------- --------------- ------------------ -----------------

NAME AND ADDRESS OF                PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE        PERCENTAGE
PRINCIPAL HOLDER                    OWNED OF         OWNED OF         OWNED OF          OWNED OF          OWNED OF
                                     RECORD           RECORD           RECORD            RECORD            RECORD
-------------------------------- ---------------- ---------------- --------------- ------------------ -----------------


AIM SMALL CAP GROWTH FUND


                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
-------------------------------- ---------------- ---------------- --------------- ------------------ -----------------

NAME AND ADDRESS OF                PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE        PERCENTAGE
PRINCIPAL HOLDER                    OWNED OF         OWNED OF         OWNED OF          OWNED OF          OWNED OF
                                     RECORD           RECORD           RECORD            RECORD            RECORD
-------------------------------- ---------------- ---------------- --------------- ------------------ -----------------

Branch Banking & Trust TTEE
FBO W.E. Stanley & Co. Inc.
Omnibus Daily Trading
300 E. Wendover Ave.
Ste 100
Greensboro, NC  27401-1221

City Street TTEE:
Nestle 401(K) Savings Plan
105 Rosemont Road
Westwood, MA  02090-2318

Fidelity Investments
Institutional Operations
Co. (F110C) as Agent for
Certain Employee Benefit Plans
100 Magellan Way
Mail Location - KW1C
Covington, KY  41015-1999

                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
-------------------------------- ---------------- ---------------- --------------- ------------------ -----------------

NAME AND ADDRESS OF                PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE        PERCENTAGE
PRINCIPAL HOLDER                    OWNED OF         OWNED OF         OWNED OF          OWNED OF          OWNED OF
                                     RECORD           RECORD           RECORD            RECORD            RECORD
-------------------------------- ---------------- ---------------- --------------- ------------------ -----------------


ING Life Insurance and Annuity
151 Farmington Ave. - TN41
Hartford, CT  06156-0001

The Manufacturers Life
Insurance Company
(U.S.A)
250 Bloor St East
7th Floor
Toronto, ON M4W 1E5
Canada

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn:  Fund Administration
4800 Deer Lake Dr East,
2nd Floor
Jacksonville, FL  32246

State Street Bank
105 Rosemont Road
Westwood, MA  02090-2318

Wells Fargo Bank West
NA TTEE New York
Metropolitan Transportation
Authority 457 & 401K DEF Comp
PL
8515 E. Orchard Rd. #2T2
Greenwood Vlg, CO  80111-5037



AIM GROWTH ALLOCATION FUND AND AIM MODERATELY CONSERVATIVE ALLOCATION FUND


         AIM provided the initial capitalization of each Fund and, accordingly, as of the date of this Statement of Additional Information, owned more than 25% of the issued and outstanding shares of each Fund and therefore could be deemed to "control" each Fund as that term is defined in the 1940 Act. It is anticipated that after the commencement of the public offering of each Fund's shares, AIM will cease to control each Fund for the purposes of the 1940 Act.

MANAGEMENT OWNERSHIP


         As of April ___, 2005, the trustees and officers as a group owned less than 1% of the shares outstanding of each class of any Fund.

                                   APPENDIX F

                                 MANAGEMENT FEES

         For the last three fiscal years ended December 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:


     FUND NAME                               2004                                                  2003
-------------------- ----------------------------------------------------- ------------------------------------------------------
                      MANAGEMENT FEE   MANAGEMENT FEE    NET MANAGEMENT     MANAGEMENT FEE   MANAGEMENT FEE     NET MANAGEMENT
                         PAYABLE          WAIVERS           FEE PAID           PAYABLE          WAIVERS            FEE PAID
-------------------- ---------------- ---------------- ------------------- ---------------- ----------------- -------------------

AIM Aggressive
Allocation Fund(1)         N/A              N/A               N/A                N/A              N/A                N/A

AIM Basic Value
Fund                        $                $                  $           $34,395,027         $84,222          $34,310,805

AIM Conservative
Allocation Fund(1)         N/A              N/A               N/A                N/A              N/A                N/A

AIM Global Equity
Fund                        $                $                 $             $1,398,793         $72,356           $1,326,437

AIM Growth
Allocation Fund(2)         N/A              N/A               N/A                N/A              N/A                N/A

AIM Mid Cap Core
Equity Fund                $                $                  $            $15,648,450         $78,152          $15,570,298

AIM Moderate
Allocation Fund(1)         N/A              N/A               N/A                N/A              N/A                N/A

AIM Moderately
Conservative
Allocation Fund(2)         N/A              N/A               N/A                N/A              N/A                N/A

AIM Small Cap
Growth Fund                $                $                  $             $9,914,438         $29,940           $9,884,498

     FUND NAME                                2002
--------------------  -----------------------------------------------------
                       MANAGEMENT FEE   MANAGEMENT FEE    NET MANAGEMENT
                          PAYABLE          WAIVERS           FEE PAID
--------------------  ---------------- ---------------- -------------------

AIM Aggressive
Allocation Fund(1)          N/A              N/A               N/A

AIM Basic Value
Fund                    $31,679,859        $39,803         $31,640,056

AIM Conservative
Allocation Fund(1)          N/A              N/A               N/A

AIM Global Equity
Fund                    $1,448,177         $79,200          $1,368,977

AIM Growth
Allocation Fund(2)          N/A              N/A               N/A

AIM Mid Cap Core
Equity Fund             $9,735,227         $42,589          $9,692,638

AIM Moderate
Allocation Fund(1)          N/A              N/A               N/A

AIM Moderately
Conservative
Allocation Fund(2)          N/A              N/A               N/A

AIM Small Cap
Growth Fund             $7,192,423         $23,725          $7,168,698



----------
(1)      Commenced operations on April 30, 2004.



(2)      Commenced operations on April 29, 2005

                                   APPENDIX G



                               PORTFOLIO MANAGERS



                             As of December 31, 2004




                            INVESTMENTS IN EACH FUND



              NAME OF PORTFOLIO MANAGER                        DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
------------------------------------------------------- ------------------------------------------------------
                                       AIM AGGRESSIVE ALLOCATION FUND
Gary K. Wendler
                                            AIM BASIC VALUE FUND
Bret W. Stanley
R. Canon Coleman II
Matthew W. Seinsheimer
Michael J. Simon
                                      AIM CONSERVATIVE ALLOCATION FUND
Gary K. Wendler
                                           AIM GLOBAL EQUITY FUND
Derek S. Izuel
Eric Thaller
                                         AIM GROWTH ALLOCATION FUND
Gary K. Wendler
                                        AIM MID CAP CORE EQUITY FUND
Ronald S. Sloan
                                        AIM MODERATE ALLOCATION FUND
Gary K. Wendler
                                 AIM MODERATELY CONSERVATIVE ALLOCATION FUND
Gary K. Wendler
                                          AIM SMALL CAP GROWTH FUND
Juliet S. Ellis
Juan R. Hartsfield



----------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

DESCRIPTION OF COMPENSATION STRUCTURE



AIM ADVISORS, INC.



         AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:



o BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, AIM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.



o ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.



         High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically have an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.



o EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.



o PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.



o PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.



Portfolio managers also participate in benefit plans and programs available generally to all employees.

                             OTHER MANAGED ACCOUNTS



                             As of December 31, 2004



         AIM's portfolio managers develop investment models which are used in connection with the management of certain AIM funds as well as other mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out.



   NAME OF PORTFOLIO MANAGER       NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO
                                        MANAGER AND TOTAL ASSETS BY CATEGORY
--------------------------------- ----------------------------------------------
                                       AIM AGGRESSIVE ALLOCATION FUND
Gary K. Wendler
                                            AIM BASIC VALUE FUND
Bret W. Stanley
R. Canon Coleman II
Matthew W. Seinsheimer
Michael J. Simon
                                      AIM CONSERVATIVE ALLOCATION FUND
Gary K. Wendler
                                           AIM GLOBAL EQUITY FUND
Derek S. Izuel
Eric Thaller
                                         AIM GROWTH ALLOCATION FUND
Gary K. Wendler
                                        AIM MID CAP CORE EQUITY FUND
Ronald S. Sloan
                                        AIM MODERATE ALLOCATION FUND
Gary K. Wendler
                                 AIM MODERATELY CONSERVATIVE ALLOCATION FUND
Gary K. Wendler
                                          AIM SMALL CAP GROWTH FUND
Juliet S. Ellis
Juan R. Hartsfield





POTENTIAL CONFLICTS OF INTEREST



         Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and /or other accounts may be presented with one or more of the following potential conflicts:



o The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.



o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, AIM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.



o With respect to securities transactions for the Funds, AIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.



o Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.



         AIM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

                                   APPENDIX H


                          ADMINISTRATIVE SERVICES FEES

         The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended December 31:


         FUND NAME                       2004                            2003                         2002
---------------------------- ------------------------------ ------------------------------- --------------------------
AIM Aggressive Allocation
Fund(1)                                   N/A                            N/A                           N/A

AIM Basic Value Fund                       $                           $645,285                     $486,863

AIM Conservative
Allocation Fund1                          N/A                            N/A                           N/A

AIM Global Equity Fund(1)                  $                           $50,000                       $50,000

AIM Growth Allocation Fund(2)             N/A                            N/A                           N/A

AIM Mid Cap Core Equity
Fund                                       $                           $487,969                     $274,931

AIM Moderate Allocation
Fund(1)                                   N/A                            N/A                           N/A

AIM Moderately
Conservative Allocation
Fund(2)                                   N/A                            N/A                           N/A

AIM Small Cap Growth Fund                  $                           $365,048                     $206,896



----------
(1)      Commenced operations on April 30, 2004.



(2)      Commenced operations on April 29, 2005.

                                   APPENDIX I


                              BROKERAGE COMMISSIONS


         Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years ended December 31 were as follows:


                          FUND                        2004            2003                2002
                          ----                        ----         ----------          -----------
AIM Aggressive Allocation Fund(2)                     N/A                 N/A                  N/A
AIM Basic Value Fund(3)                               $            $4,078,941           $7,413,401
AIM Conservative Allocation Fund(2)                   N/A                 N/A                  N/A
AIM Global Equity Fund(4)                                             851,859              435,419
AIM Growth Allocation Fund(2)                         N/A                 N/A                  N/A
AIM Mid Cap Core Equity Fund                                        3,392,660            2,957,059
AIM Moderate Allocation Fund(2)                       N/A                 N/A                  N/A
AIM Moderately Conservative Allocation Fund(2)        N/A                 N/A                  N/A
AIM Small Cap Growth Fund(5)                                        2,705,367            1,470,812


----------
(1) Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.

(2)      Commenced operations on April 30, 2004.


(3) [The variation in brokerage commissions paid by AIM Basic Value Fund for the fiscal years ended December 31, 2003 and 2002, was due to unusually low portfolio activity in 2003, based on the attractive investment opportunities the portfolio management team believed were represented in the Fund throughout the year.]



(4) [The variation in brokerage commissions paid by AIM Global Equity Fund for the fiscal year ended December 31, 2003 as compared to the prior fiscal year ended December 31, 2002 was due to an increase in transactions executed with commissions.]



(5) [The variation in brokerage commissions paid by AIM Small Cap Growth Fund for the fiscal years ended December 31, 2003 and 2002, as compared to the prior fiscal year, was due to a significant increase in asset levels that led to additional buying and selling of stock.]



(6)      Commenced operations on April 29, 2005.

                                   APPENDIX J


             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS



         During the last fiscal year ended December 31, 2004, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:



                                                                             Related
Fund                                                Transactions       Brokerage Commissions
----                                                ------------       ---------------------

AIM Aggressive Allocation Fund(1)
AIM Basic Value Fund                                $                  $
AIM Conservative Allocation Fund(1)
AIM Global Equity Fund
AIM Growth Allocation Fund(2)                        N/A                N/A
AIM Mid Cap Core Equity Fund
AIM Moderate Allocation Fund(1)
AIM Moderately Conservative Allocation Fund(2)       N/A                N/A
AIM Small Cap Growth Fund



         During the last fiscal year ended December 31, 2004, [none of the Funds except AIM Basic Value Fund purchased securities issued by the following companies, which are "regular" brokers or dealers of the Fund]:



                                                              Market Value
Issuer                                Security         (as of December 31, 2004)
------                              ------------       -------------------------

[J.P. Morgan Change & Co.           Common Stock           $ 130,611,880]
[Merrill Lynch & Co., Inc.          Common Stock             153,487,050]
[Morgan Stanley  Common Stock       143,517 600]




----------
(1)      Commenced operations on April 30, 2004.



(2)      Commenced operations on April 29, 2005.

                                   APPENDIX K


                                PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURNS

         The average annual total returns for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                                         PERIODS ENDED
                                                                       DECEMBER 31, 2004
                                              -----------------------------------------------------------------------
                                                                                            SINCE        INCEPTION
     INSTITUTIONAL CLASS SHARES:              1 YEAR         5 YEARS       10 YEARS       INCEPTION         DATE
     --------------------------               ------         -------       --------       ---------      ------------

AIM Aggressive Allocation Fund(1)                                                                          04/30/04
AIM Basic Value Fund                                                                                       03/15/02
AIM Conservative Allocation Fund(1)                                                                        04/30/04
AIM Global Equity Fund                                                                                     04/30/04
AIM Growth Allocation Fund(2)                    N/A            N/A            N/A             N/A         04/29/05
AIM Mid Cap Core Equity Fund                                                                               03/15/02
AIM Moderate Allocation Fund(1)                                                                            04/30/04
AIM Moderately Conservative Allocation
   Fund(2)                                       N/A            N/A            N/A             N/A         04/29/05
AIM Small Cap Growth Fund                      39.83%           N/A            N/A            2.91%        03/15/02


CUMULATIVE TOTAL RETURNS

         The cumulative total returns for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                                         PERIODS ENDED
                                                                       DECEMBER 31, 2004
                                              -----------------------------------------------------------------------
                                                                                            SINCE        INCEPTION
     INSTITUTIONAL CLASS SHARES:              1 YEAR         5 YEARS       10 YEARS       INCEPTION         DATE
     --------------------------               ------         -------       --------       ---------      ------------

AIM Aggressive Allocation Fund(1)                                                                        04/30/04
AIM Basic Value Fund                                                                                     03/15/02
AIM Conservative Allocation Fund(1)                                                                      04/30/04
AIM Global Equity Fund                                                                                   04/30/04
AIM Growth Allocation Fund(2)                    N/A            N/A           N/A              N/A       04/29/05
AIM Mid Cap Core Equity Fund                                                                             03/15/02
AIM Moderate Allocation Fund(1)                                                                          04/30/04
AIM Moderately Conservative Allocation
   Fund(2)                                       N/A            N/A           N/A              N/A       04/29/05
AIM Small Cap Growth Fund                                                                                03/15/02




----------
(1)      Commenced operations on April 30, 2004.



(2)      Commenced operations on April 29, 2005.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)

         The average annual total returns (after taxes on distributions for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                                         PERIODS ENDED
                                                                       DECEMBER 31, 2004
                                                     -------------------------------------------------------
                                                                                    SINCE         INCEPTION
         INSTITUTIONAL CLASS SHARES:                 1 YEAR        5 YEARS        INCEPTION         DATE
         --------------------------                  ------        -------        ---------       ----------

AIM Aggressive Allocation Fund(1)                                                                   04/30/04
AIM Basic Value Fund                                                                                03/15/04
AIM Conservative Allocation Fund(1)                                                                 04/30/04
AIM Global Equity Fund                                                                              04/30/04
AIM Growth Allocation Fund(2)                           N/A           N/A              N/A          04/29/05
AIM Mid Cap Core Equity Fund                                                                        03/15/02
AIM Moderate Allocation Fund(1)                                                                     04/30/04
AIM Moderately Conservative Allocation Fund(2)          N/A           N/A              N/A          04/29/05
AIM Small Cap Growth Fund                                                                           03/15/02



AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

         The average annual total returns (after taxes on distributions and redemption for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                                         PERIODS ENDED
                                                                       DECEMBER 31, 2004
                                              -----------------------------------------------------------------------
                                                                                            SINCE        INCEPTION
     INSTITUTIONAL CLASS SHARES:              1 YEAR         5 YEARS       10 YEARS       INCEPTION         DATE
     --------------------------               ------         -------       --------       ---------      ------------

AIM Aggressive Allocation Fund(1)                                                                            04/30/04
AIM Basic Value Fund                                                                                         03/15/02
AIM Conservative Allocation Fund(1)                                                                          04/30/04
AIM Global Equity Fund(1)                                                                                    04/30/04
AIM Growth Allocation Fund(2)                                                                                04/29/05
AIM Mid Cap Core Equity Fund                                                                                 03/15/02
AIM Moderate Allocation Fund(1)                                                                              04/30/04
AIM Moderately Conservative Allocation
   Fund(2)                                                                                                   04/29/05
AIM Small Cap Growth Fund                     25.89%            N/A           N/A            2.47%           03/15/02




(1)      Commenced operations on April 30, 2004.



(2)      Commenced operations on April 29, 2005.

                                   APPENDIX L

                   REGULATORY INQUIRIES AND PENDING LITIGATION

                                  APPENDIX L-1

                    PENDING LITIGATION ALLEGING MARKET TIMING


        The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and make allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG, concerning market timing activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



        RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED,
        V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.



        MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD
        J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



        RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND,
        V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND
        L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT,

        BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



        L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



        RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



        JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM

        INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
        Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



        EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange

        Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



        JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.



        STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
        Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



        JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO

        LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



        MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of
        Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



        PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements;

        return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



        LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
        Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



        ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



        JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND,

        INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



        EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.



        SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED,
        V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



        CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



        HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



        CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of
        Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



        Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar lawsuit continue to seek remand of their lawsuit to state court. Set forth below is detailed information about these three amended complaints.



        RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN),
        V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD
        J. STERN, CANARY CAPITAL

        PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a)(2), and 15 of the Securities Act;
        Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder;
        Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.



        CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS
        S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section

        48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.



        MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

                                  APPENDIX L-2
 PENDING LITIGATION ALLEGING EXCESSIVE INADEQUATELY EMPLOYED FAIR VALUE PRICING



        The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



        T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V.
        T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.



        JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.

                                  APPENDIX L-3
     PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES



        The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of January 18, 2005. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits (Ronald Kondracki v. AIM Advisors, Inc. and AIM Distributor, Inc.) has challenged this order.



        RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



        DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



        FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX L-4
       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES
                        ON CLOSED FUNDS OR SHARE CLASSES



        The following civil lawsuits, including shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, ADI and/or certain of the trustees of the AIM Funds and allege that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



        LAWRENCE ZUCKER, ON BEHALF OF AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, V. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act") and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



        STANLEY LIEBER, ON BEHALF OF INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVECO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, V. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of
        Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



        HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of: Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.

                                  APPENDIX L-5
        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                       AND DIRECTED-BROKERAGE ARRANGEMENTS



        The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



        JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT
        H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



        RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
        R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



        KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD
        K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS
        F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN

        DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



        JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM

        INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



        ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK
        M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH
        H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM

        TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



        HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD
        K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS
        F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO

        TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                  APPENDIX L-6
         PENDING LITIGATION ALLEGING FAILURE TO ENSURE PARTICIPATION IN
                            CLASS ACTION SETTLEMENTS



        The following civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, AIM Capital and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit was served on January 18, 2005.



        AVO HOGAN AND JULIAN W. MEADOWS, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. BOB R. BAKER, FRANK S. BAYLEY, JAMES T. BUNCH, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, ROBERT H. GRAHAM, GERALD J. LEWIS, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, LARRY SOLL, PH.D, MARK H. WILLIAMSON, AIM INVESTMENTS, LTD., AIM ADVISORS, INC., AIM CAPITAL MANAGEMENT, INC., INVESCO INSTITUTIONAL (N.A.), INC. AND JOHN DOES NO. 1 THROUGH 100, in the United States District Court, Northern District of Texas (Civil Action No. 3:05-CV-73-P), filed on January 11, 2005. This claim alleges violations of Sections 36(a), 36(b) and 47(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty and negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and counsel fees.

                              FINANCIAL STATEMENTS






                                       FS

                                     PART C
                                OTHER INFORMATION


Item 23.           Exhibits



a (1)     -        (a) Amended and Restated Agreement and Declaration of Trust
                   of Registrant, dated May 15, 2002.(9)



          - (b) Amendment No. 1, dated May 15, 2002, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002.(9)



          - (c) Amendment No. 2, dated September 23, 2002, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002.(10)



          - (d) Amendment No. 3, dated June 11, 2003, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002.(11)



          - (e) Amendment No. 4, dated July 30, 2003, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002.(11)



          - (f) Amendment No. 5, dated December 10, 2003, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002.(12)



          - (g) Amendment No. 6, dated December 10, 2003, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002.(12)



          - (h) Amendment No. 7, dated December 2, 2004, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2004.(14)



          - (i) Amendment No. 8, dated December 2, 2004, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2004.(14)



b (1)     (a)      Amended and Restated Bylaws of Registrant, adopted effective
                   May 15, 2002.(9)



          (b) First Amendment to Bylaws of Registrant, adopted effective November 6, 2004.(14)



          (c) Second Amendment to Bylaws of Registrant, adopted effective September 15, 2004.(14)



c         -        Articles II, VI, VII, VIII and IX of Registrant's Amended and
                   Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws, define rights of holders of shares.(9)



d (1)     -        (a) Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(6)



          - (b) Amendment No. 1, dated September 11, 2000, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(6)



          - (c) Amendment No. 2, dated September 1, 2001, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(8)

          - (d) Amendment No. 3, dated July 1, 2002, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(10)



          - (e) Amendment No. 4, dated September 23, 2002, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(10)



          - (f) Amendment No. 5, dated November 4, 2003, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(12)



          - (g) Amendment No. 6, dated March 31, 2004, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(13)



          - (h) Amendment No. 7, dated April 30, 2004, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(13)



          - (i) Form of Amendment No. [8], dated [April 29, 2005], to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.(14)



e (1)     -        (a) Amended and Restated Master Distribution Agreement, dated as of August 18, 2003, between Registrant (all classes of shares except Class B shares) and A I M Distributors,
                   Inc.(12)



          - (b) Amendment No. 1 to the Amended and Restated Master Distribution Agreement, dated as of October 29, 2003, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(12)



          - (c) Amendment No. 2 to the Amended and Restated Master Distribution Agreement, dated as of November 4, 2003, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(12)



          - (d) Amendment No. 3 to the Amended and Restated Master Distribution Agreement, dated as of November 20, 2003, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(12)



          - (e) Amendment No. 4 to the Amended and Restated Master Distribution Agreement, dated as of November 24, 2003, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(12)



          - (f) Amendment No. 5 to the Amended and Restated Master Distribution Agreement, dated as of November 25, 2003, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(12)



          - (g) Amendment No. 6 to the Amended and Restated Master Distribution Agreement, dated as of January 6, 2004, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc. (13)



          - (h) Amendment No. 7 to the Amended and Restated Master Distribution Agreement dated as of March 31, 2004, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(13)

          - (i) Amendment No. 8 to the Amended and Restated Master Distribution Agreement dated as of April 30, 2004, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(13)



          - (j) Amendment No. 9 to the Amended and Restated Master Distribution Agreement dated as of September 14, 2004, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(14)




          - (k) Amendment No. 10 to the Amended and Restated Master Distribution Agreement dated as of September 15, 2004, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(14)




          - (l) Amendment No. 11 to the Amended and Restated Master Distribution Agreement dated as of October 15, 2004, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(14)



          - (m) Amendment No. 12 to the Amended and Restated Master Distribution Agreement dated as of November 30, 2004, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(14)



          - (n) Amendment No. 13 to the Amended and Restated Master Distribution Agreement dated as of December 30, 2004, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(14)



          - (o) Form of Amendment No. [14] to the Amended and Restated Master Distribution Agreement dated as of [February 25, 2005], between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(14)



          - (p) Form of Amendment No. [15] to the Amended and Restated Master Distribution Agreement dated as of [April 29, 2005], between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(14)



  (2)     -        (a) Amended and Restated Master Distribution Agreement, dated as of August 18, 2003, between Registrant (Class B shares) and A I M Distributors, Inc.(12)



          - (b) Amendment No. 1 to the Amended and Restated Master Distribution Agreement, dated as of October 1, 2003, between Registrant (Class B shares) and A I M Distributors, Inc.(12)



          - (c) Amendment No. 2 to the Amended and Restated Master Distribution Agreement, dated as of October 29, 2003, between Registrant (Class B shares) and A I M Distributors, Inc.(12)



          - (d) Amendment No. 3 to the Amended and Restated Master Distribution Agreement, dated as of November 3, 2003, between Registrant (Class B shares) and A I M Distributors, Inc.(12)



          - (e) Amendment No. 4 to the Amended and Restated Master Distribution Agreement, dated as of November 4, 2003, between Registrant (Class B shares) and A I M Distributors, Inc.(12)

          - (f) Amendment No. 5 to the Amended and Restated Master Distribution Agreement, dated as of November 20, 2003, between Registrant (Class B shares) and A I M Distributors, Inc.(12)



          - (g) Amendment No. 6 to the Amended and Restated Master Distribution Agreement, dated as of November 24, 2003, between Registrant (Class B shares) and A I M Distributors, Inc.(12)



          - (h) Amendment No. 7 to the Amended and Restated Master Distribution Agreement, dated as of November 25, 2003, between Registrant (Class B shares) and A I M Distributors, Inc.(12)



          - (i) Amendment No. 8 to the Amended and Restated Master Distribution Agreement, dated as of March 31, 2004, between Registrant (Class B shares) and A I M Distributors, Inc.(13)



          - (j) Amendment No. 9 to the Amended and Restated Master Distribution Agreement, dated as of April 30, 2004, between Registrant (Class B shares) and A I M Distributors, Inc.(13)



          - (k) Amendment No. 10 to the Amended and Restated Master Distribution Agreement, dated as of September 15, 2004, between Registrant (Class B shares) and A I M Distributors, Inc. (14)




          - (l) Amendment No. 11 to the Amended and Restated Master Distribution Agreement, dated as of October 15, 2004, between Registrant (Class B shares) and A I M Distributors, Inc.(14)



          - (m) Amendment No. 12 to the Amended and Restated Master Distribution Agreement, dated as of December 30, 2004, between Registrant (Class B shares) and A I M Distributors, Inc.(14)



          - (n) Form of Amendment No. [13] to the Amended and Restated Master Distribution Agreement, dated as of [April 29, 2005], between Registrant (Class B shares) and A I M Distributors, Inc.(14)



  (3)     -        Form of Selected Dealer Agreement for Investment Companies
                   Managed by A I M Advisors, Inc.(6)



  (4)     -        Form of Bank Selling Group Agreement between A I M
                   Distributors, Inc. and banks.(3)



f (1)     -        AIM Funds Retirement Plan for Eligible Directors/Trustees, as
                   restated October 1, 2001.(7)



  (2)     -        Form of AIM Funds Director Deferred Compensation Agreement
                   for Registrant's Non-Affiliated Directors, as amended
                   September 26, 2002.(10)



g (1)     -        (a) Master Custodian Contract, dated May 1, 2000, between
                   State Street Bank and Trust Company and Registrant.(6)



          - (b) Amendment No. 1 dated May 1, 2000, to Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant.(6)

          - (c) Amendment, dated June 29, 2001, to Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant.(7)



          - (d) Amendment, dated April 2, 2002, to the Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant.(8)



          - (e) Amendment, dated September 8, 2004, to the Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant.(14)



  (2)     -        (a) Subcustodian Agreement, dated September 9, 1994, among the Registrant, Texas Commerce Bank National Association,
                   State Street Bank and Trust Company and A I M Fund Services,
                   Inc.(7)



          - (b) Amendment No 1, dated October 2, 1998, to Subcustodian Agreement among the Registrant, Texas Commerce Bank National Association now known as Chase Bank of Texas, N.A., State Street Bank and Trust Company and A I M Fund Services, Inc.(7)



          - (c) Amendment No. 2, dated March 15, 2002, to Subcustodian Agreement among the Registrant, JP Morgan Chase Bank (formerly Chase Bank of Texas, N.A., and formerly Texas Commerce Bank National Association), State Street Bank and Trust Company and A I M Fund Services, Inc.(10)



  (3)     -        Subcustodian Agreement, dated January 20, 1993, between State
                   Street Bank and Trust Company and The Bank of New York.(7)



  (4)     -        Foreign Assets Delegation Agreement, dated May 31, 2002,
                   between Registrant and A I M Advisors, Inc.(7)



h (1)     -        (a) Transfer Agency and Service Agreement between Registrant and AIM Investment Services, Inc., dated July 1, 2004.(14)



  (2)     -        (a) Amended and Restated Master Administrative Services
                   Agreement, dated July 1, 2004, between Registrant and A I M
                   Advisors, Inc.(14)



          - (b) Amendment No. 1, dated December 2, 2004, to the Master Administrative Services Agreement, dated July 1, 2004, between Registrant and A I M Advisors, Inc.(14)



          - (c) Form of Amendment No. [2], dated [April 29, 2005], to the Master Administrative Services Agreement, dated July 1, 2004, between Registrant and A I M Advisors, Inc.(14)



  (3)     -        (a) Memorandum of Agreement, dated October 29, 2003, between
                   Registrant and A I M Advisors, Inc. regarding securities lending with respect to all Funds.(14)



          - (b) Memorandum of Agreement, dated January 1, 2005, between Registrant and AIM Investment Services, Inc. regarding expenses limitations with respect to all Funds.(14)



          - (c) Form of Memorandum of Agreement, dated April 29, 2005, between Registrant and A I M Advisors, Inc., with respect to AIM Growth Allocation Fund and AIM Moderately Conservative Allocation Fund.(14)

          - (d) Memorandum of Agreement, dated January 1, 2005, between Registrant and A I M Investment Services, Inc. with respect to AIM Aggressive Allocation Fund, AIM Basic Value Fund, AIM Conservative Allocation Fund, AIM Global Equity Fund, AIM Mid Cap Core Equity Fund, AIM Moderate Allocation Fund and AIM Small Cap Growth Fund.(14)




          - (e) Memorandum of Agreement, dated January 1, 2005, between Registrant and A I M Advisors, Inc. with respect to AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund, AIM Global Equity Fund, and AIM Moderate Allocation Fund.
                   (14)



  (4)     -        (a) Interfund Loan Agreement, dated September 18, 2001,
                   between Registrant and A I M Advisors, Inc.(7)



          - (b) Second Amended and Restated Interfund Loan Agreement, dated April 30, 2004, between Registrant and A I M Advisors, Inc. (14)



  (5)     -        Agreement and Plan of Reorganization, dated July 30, 2003, between Registrant and AIM Series Trust, a Delaware statutory trust, previously filed with the Proxy Statement of AIM
                   Series Trust on August 1, 2003, is hereby incorporated by reference.



  (6)     -        Expense Reimbursement Agreement, dated June 30, 2003, between
                   Registrant and A I M Fund Services, Inc. (now known as AIM
                   Investment Services, Inc.)(13)



i         -        Legal Opinion and consent of Ballard Spahr Andrews &
                   Ingersoll, LLP.(14)



j         -        Other Opinions -- None.



k         -        Omitted Financial Statements -- None.



l (1)     -        (a) Initial Capital Agreement for AIM Aggressive Allocation
                   Fund, AIM Conservative Allocation Fund and AIM Moderate
                   Allocation Fund.(13)



          - (b) Form of Initial Capital Agreement dated April 28, 2005, for AIM Growth Allocation Fund and AIM Moderately Conservative Allocation Fund.(14)



m (1)     -        (a) Amended and Restated Master Distribution Plan dated as of
                   August 18, 2003, between Registrant (Class A Shares) and
                   A I M Distributors, Inc.(12)



          - (b) Amendment No. 1, dated October 29, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(12)



          - (c) Amendment No. 2, dated November 4, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(12)



          - (d) Amendment No. 3, dated November 20, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(12)



          - (e) Amendment No. 4, dated November 24, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(12)



          - (f) Amendment No. 5, dated November 25, 2003, to the Amended and Restated

                   Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(12)


          - (g) Amendment No. 6, dated March 31, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(13)



          - (h) Amendment No. 7, dated April 30, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(13)



          - (i) Amendment No. 8, dated September 15, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(14)



          - (j) Amendment No. 9, dated October 15, 2004, to the Amended and Restated Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(14)



          - (k) Amendment No. 10, dated December 30, 2004, to the Amended and Restated Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(14)



          - (l) Amendment No. 11, dated January 1, 2005, to the Amended and Restated Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(14)



          - (m) Form of Amendment No. [12], dated [April 29, 2005], to the Amended and Restated Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(14)



  (2)     -        (a) Amended and Restated Master Distribution Plan dated as of
                   August 18, 2003, between Registrant (Class B Shares) and
                   A I M Distributors, Inc.(12)



          - (b) Amendment No. 1, dated October 29, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class B Shares) and A I M Distributors, Inc.(12)



          - (c) Amendment No. 2, dated November 4, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class B Shares) and A I M Distributors, Inc.(12)



          - (d) Amendment No. 3, dated November 20, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class B Shares) and A I M Distributors, Inc.(12)



          - (e) Amendment No. 4, dated November 24, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class B Shares) and A I M Distributors, Inc.(12)



          - (f) Amendment No. 5, dated November 25, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class B Shares) and A I M Distributors, Inc.(12)



          -        (g) Amendment No. 6, dated March 31, 2004, to the Amended and
                   Restated

                   Master Distribution Plan between Registrant (Class B Shares) and A I M Distributors, Inc.(13)


          - (h) Amendment No. 7, dated April 30, 2004, to the Amended and Restated Master Distribution Plan (Class B Shares) and A I M Distributors, Inc.(13)



          - (i) Amendment No. 8, dated September 15, 2004, to the Amended and Restated Master Distribution Plan (Class B Shares) and
                   A I M Distributors, Inc.(14)



          - (j) Amendment No. 9, dated October 15, 2004, to the Amended and Restated Master Distribution Plan (Class B Shares) and A I M Distributors, Inc.(14)



          - (k) Amendment No. 10, dated December 30, 2004, to the Amended and Restated Master Distribution Plan (Class B Shares) and
                   A I M Distributors, Inc.(14)



          - (l) Form of Amendment No. [11], dated [April 29, 2005], to the Amended and Restated Master Distribution Plan (Class B Shares) and A I M Distributors, Inc.(14)



  (3)     -        (a) Amended and Restated Master Distribution Plan dated as of
                   August 18, 2003, between Registrant (Class C Shares) and
                   A I M Distributors, Inc.(12)



          - (b) Amendment No. 1, dated October 29, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.(12)



          - (c) Amendment No. 2, dated November 4, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.(12)



          - (d) Amendment No. 3, dated November 20, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.(12)



          - (e) Amendment No. 4, dated November 24, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.(12)



          - (f) Amendment No. 5, dated November 25, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.(12)



          - (g) Amendment No. 6, dated March 31, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.(13)



          - (h) Amendment No. 7, dated April 30, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.(13)



          - (i) Amendment No. 8, dated September 15, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.(14)

          - (j) Amendment No. 9, dated October 15, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.(14)



          - (k) Amendment No. 10, dated December 30, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.(14)



          - (l) Form of Amendment No. [11], dated [April 29, 2005], to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.(14)



  (4)     -        (a) Amended and Restated Master Distribution Plan dated as of
                   August 18, 2003, between Registrant (Class R Shares) and
                   A I M Distributors, Inc.(12)



          - (b) Amendment No. 1, dated November 4, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc.(12)



          - (c) Amendment No. 2, dated November 24, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc.(12)



          - (d) Amendment No. 3, dated November 25, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc.(12)



          - (e) Amendment No. 4, dated April 30, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc.(13)



          - (f) Amendment No. 5, dated September 14, 2004, to the Amended and Restated Master Distribution Plan (Class R Shares) and
                   A I M Distributors, Inc.(14)



          - (g) Amendment No. 6, dated October 15, 2004, to the Amended and Restated Master Distribution Plan (Class R Shares) and A I M Distributors, Inc.(14)



          - (h) Form of Amendment No. [7], dated [April 29, 2005], to the Amended and Restated Master Distribution Plan (Class R Shares) and A I M Distributors, Inc.(14)



  (5)     -        Form of Master Related Agreement to Amended and Restated
                   Master Distribution Plan (Class A Shares).(11)



  (6)     -        Form of Master Related Agreement to Amended and Restated
                   Master Distribution Plan (Class C Shares).(11)



  (7)     -        Form of Master Related Agreement to Amended and Restated
                   Master Distribution Plan (Class R Shares).(11)



  (8)     -        Form of Shareholder Service Agreement to be used in
                   connection with Registrant's Distribution Plans.(6)



  (9)     -        Form of Bank Shareholder Service Agreement to be used in
                   connection with Registrant's Distribution Plans.(6)

  (10)    -        Form of Variable Group Annuity Contractholder Service
                   Agreement.(6)



  (11)    -        Form of Agency Pricing Agreement (for Class A Shares) to be
                   used in connection with Registrant's Master Distribution
                   Plans.(10)



  (12)    -        Forms of Shareholder Service Agreements for Bank Trust
                   Department and for Brokers for Bank Trust Departments to be used in connection with Registrant's Distribution Plans.(6)



  (13)    -        Form of Shareholder Service Agreement for Shares of the
                   Mutual Funds to be used in connection with Registrant's
                   Master Distribution Plan.(6)



n (1)     -        Fifth Amended and Restated Multiple Class Plan of The AIM
                   Family of Funds--Registered Trademark--, effective December
                   12, 2001, as amended and restated March 4, 2002, as amended and restated October 31, 2002, as further amended and restated effective July 21, 2003, as further amended and restated effective August 18, 2003 and as further amended and restated effective May 12, 2004.(14)



o         -        Reserved.



p (1)     -        A I M Management Group Inc. Code of Ethics, adopted May 1,
                   1981, as last amended effective January 1, 2005, relating to A I M Management Group Inc. and A I M Advisors, Inc. and its wholly owned and indirect subsidiaries.(14)



  (2)     -        Code of Ethics of AIM Growth Series, effective as of
                   September 28, 2000.(6)



q         -        Powers of attorney for Baker, Bunch, Crockett, Dowden, Dunn,
                   Fields, Frischling, Graham, Lewis, Mathai-Davis, Pennock,
                   Quigley, Soll, and Williamson.(14)

----------
  (1)     Incorporated by reference to PEA No. 43, filed on June 1, 1998.



  (2)     Incorporated by reference to PEA No. 45, filed on August 26, 1998.



  (3)     Incorporated by reference to PEA No. 46, filed on February 12, 1999.



  (4)     Incorporated by reference to PEA No. 47, filed on April 14, 1999.



  (5)     Incorporated by reference to PEA No. 48, filed on April 28, 2000.



  (6)     Incorporated by reference to PEA No. 49, filed on April 24, 2001.



  (7)     Incorporated by reference to PEA No. 50, filed on December 28, 2001.




  (8)     Incorporated by reference to PEA No. 51, filed on April 26, 2002.



  (9)     Incorporated by reference to PEA No. 52, filed on April 24, 2003.



  (10)    Incorporated by reference to PEA No. 53, filed on April 24, 2003.



  (11)    Incorporated by reference to PEA No. 54, filed on August 28, 2003.



  (12)    Incorporated by reference to PEA No. 55, filed on February 13, 2004.



  (13)    Incorporated by reference to PEA No. 56, filed on April 30, 2004.



  (14)    Filed herewith electronically.



Item 24.           Persons Controlled by or Under Common Control With the Fund



          None.



Item 25.           Indemnification



          The Registrant's Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002, as amended, provides, among other things (i) that trustees and officers of the Registrant, when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty); (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Statutory Trust Act and Bylaws and other applicable law; (iii) that shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable solely by reason of being or having been shareholders of the Registrant or any portfolio or class and not because of their acts or omissions or for some other reason.



          A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM, their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $55,000,000 limit of liability (an additional $10,000,000 coverage applies to independent directors/trustees only).



          Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and be governed by final adjudication of such issue.



Item 26.           Business and Other Connections of Investment Advisor



          The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management -- The Advisor" in the Prospectus which comprises Part A of the Registration Statement, and to the caption "Investment Advisory and Other Services" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.



Item 27.           Principal Underwriters



(a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:


          AIM Combination Stock & Bond Funds
          AIM Counselor Series Trust
          AIM Equity Funds
          AIM Floating Rate Fund
          AIM Funds Group
          AIM International Mutual Funds
          AIM Investment Funds
          AIM Investment Securities Funds
          AIM Sector Funds AIM Special Opportunities Funds
          AIM Stock Funds AIM Summit Funds
          AIM Tax-Exempt Funds
          AIM Treasurer's Series Trust
          AIM Variable Insurance Funds


(b)



   Name and Principal Business                  Positions and Offices with
              Address*                                  Underwriter                Positions and Offices with Fund
   ---------------------------                  --------------------------         -------------------------------
Gene L. Needles                              Chairman, Director, Chief            None
                                             Executive Officer and President

Mark H. Williamson                           Director                             Trustee & Executive Vice President

   Name and Principal Business                  Positions and Offices with
              Address*                                  Underwriter                Positions and Offices with Fund
   ---------------------------                  --------------------------         -------------------------------
John S. Cooper                               Executive Vice President             None

James L. Salners                             Executive Vice President             None

James E. Stueve                              Executive Vice President             None

Kevin M. Carome                              Senior Vice President                Senior Vice President, Secretary
                                                                                  and Chief Legal Officer

Glenda A. Dayton                             Senior Vice President                None

Ivy B. McLemore                              Senior Vice President                None

David J. Nardecchia                          Senior Vice President                None

Margaret A. Vinson                           Senior Vice President                None

Gary K. Wendler                              Senior Vice President                None

Stephen H. Bitteker                          Senior Vice President                None

Lisa O. Brinkley                             Vice President                       Senior Vice President and Chief
                                                                                  Compliance Officer

Mary A. Corcoran                             Vice President                       None

Rhonda Dixon-Gunner                          Vice President                       None

Dawn M. Hawley                               Vice President and Treasurer         None

Ofelia M. Mayo                               Vice President, General Counsel &    Assistant Secretary
                                             Assistant Secretary

Kim T. McAuliffe                             Vice President                       None

Linda L. Warriner                            Vice President                       None

Norman W. Woodson                            Vice President                       None

Rebecca Starling-Klatt                       Chief Compliance Officer and         None
                                             Assistant Vice President

Kathleen J. Pflueger                         Secretary                            Assistant Secretary




----------
*      11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173



(c)    Not applicable

Item 28.           Location of Accounts and Records



          Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.



          Records covering shareholder accounts and portfolio transactions are also maintained and kept by the Registrant's Transfer Agent, AIM Investment Services, Inc. (formerly, A I M Fund Services, Inc.), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, and by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.



Item 29.           Management Services



          None.



Item 30.           Undertakings



          None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 11 day of February, 2005.

                            REGISTRANT: AIM GROWTH SERIES

                                    By: /s/ Robert H. Graham
                                        ----------------------------------------
                                        Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                  SIGNATURES                                   TITLE                             DATE
                  ----------                                   -----                             ----

         /s/                                            Trustee & President                February 11, 2005
         -----------------------------             (Principal Executive Officer)
              (Robert H. Graham)

              /s/ Bob R. Baker*                               Trustee                      February 11, 2005
         -----------------------------
                 (Bob R. Baker)

              /s/ Frank S. Bayley*                            Trustee                      February 11, 2005
         -----------------------------
                (Frank S. Bayley)

              /s/ James T. Bunch*                             Trustee                      February 11, 2005
         -----------------------------
                (James T. Bunch)

              /s/ Bruce L. Crockett*                      Chair & Trustee                  February 11, 2005
         -----------------------------
               (Bruce L. Crockett)

              /s/ Albert R. Dowden*                           Trustee                      February 11, 2005
         -----------------------------
               (Albert R. Dowden)

              /s/ Edward K. Dunn, Jr.*                        Trustee                       February 11, 2005
         -----------------------------
              (Edward K. Dunn, Jr.)

              /s/ Jack M. Fields*                             Trustee                      February 11, 2005
         -----------------------------
                (Jack M. Fields)

              /s/ Carl Frischling*                            Trustee                      February 11, 2005
         -----------------------------
                (Carl Frischling)

              /s/ Gerald J. Lewis*                            Trustee                      February 11, 2005
         -----------------------------
                (Gerald J. Lewis)

              /s/ Prema Mathai-Davis*                         Trustee                      February 11, 2005
         -----------------------------
              (Prema Mathai-Davis)

              /s/ Lewis F. Pennock*                           Trustee                       February 11, 2005
         -----------------------------
               (Lewis F. Pennock)

              /s/ Ruth H. Quigley*                            Trustee                      February 11, 2005
         -----------------------------
               (Ruth H. Quigley)

              /s/ Larry Soll*                                  Trustee                      February 11, 2005
         -----------------------------
                  (Larry Soll)

              /s/ Mark H. Williamson*                         Trustee &                     February 11, 2005
         -----------------------------                Executive Vice President
             (Mark H. Williamson)

                                                     Vice President & Treasurer             February 11, 2005
             /s/ Sidney M. Dilgren                    (Principal Financial and
         -----------------------------                   Accounting Officer)
              (Sidney M. Dilgren)

  *By    /s/ Robert H. Graham
         -----------------------------
                Robert H. Graham
                Attorney-in-Fact

Robert H. Graham, pursuant to powers of attorney dated November 16, 2004 and filed herewith.

                                      INDEX

Exhibit
Number         Description
------         -----------

a(1)(h) Amendment No. 7, dated December 2, 2004, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2004.

a(1)(i) Amendment No. 8, dated December 2, 2004, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2004.

b(1)(b) First Amendment to Bylaws of Registrant, adopted effective November 6, 2004.

b(1)(c) Second Amendment to Bylaws of Registrant, adopted effective September 15, 2004.

d(1)(i) Form of Amendment No. [8], dated [April 29, 2005], to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.

e(1)(j) Amendment No. 9 to the Amended and Restated Master Distribution Agreement dated as of September 14, 2004, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.

e(1)(k) Amendment No. 10 to the Amended and Restated Master Distribution Agreement dated as of September 15, 2004, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.

e(1)(l) Amendment No. 11 to the Amended and Restated Master Distribution Agreement dated as of October 15, 2004, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.

e(1)(m) Amendment No. 12 to the Amended and Restated Master Distribution Agreement dated as of November 30, 2004, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.

e(1)(n) Amendment No. 13 to the Amended and Restated Master Distribution Agreement dated as of December 30, 2004, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.

e(1)(o) Form of Amendment No. [14] to the Amended and Restated Master Distribution Agreement dated as of [February 25, 2005], between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.

e(1)(p) Form of Amendment No. [15] to the Amended and Restated Master Distribution Agreement dated as of [April 29, 2005], between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.

e(2)(k) Amendment No. 10 to the Amended and Restated Master Distribution Agreement, dated as of September 15, 2004, between Registrant (Class B shares) and A I M Distributors, Inc.

e(2)(l) Amendment No. 11 to the Amended and Restated Master Distribution Agreement, dated as of October 15, 2004, between Registrant (Class B shares) and A I M Distributors, Inc.

e(2)(m) Amendment No. 12 to the Amended and Restated Master Distribution Agreement, dated as of December 30, 2004, between Registrant (class B shares) and A I M Distributors, Inc.

e(2)(n) Form of Amendment No. [13] to the Amended and Restated Master Distribution Agreement, dated as of [April 29, 2005], between Registrant (Class B shares) and A I M Distributors, Inc.

g(1)(e) Amendment, dated September 8, 2004, to the Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant.

h(1)(a) Transfer Agency and Service Agreement between Registrant and AIM Investment Services, Inc., dated July 1, 2004.

h(2)(a) Amended and Restated Master Administrative Services Agreement, dated July 1, 2004, between Registrant and A I M Advisors, Inc.

h(2)(b) Amendment No. 1, dated December 2, 2004, to the Master Administrative Services Agreement, dated July 1, 2004, between Registrant and A I M Advisors, Inc.

h(2)(c) Amendment No. [2], dated [April 29, 2005], to the Master Administrative Services Agreement, dated July 1, 2004, between Registrant and A I M Advisors, Inc.

h(3)(a) Memorandum of Agreement, dated October 29, 2003, between Registrant and A I M Advisors, Inc. regarding securities lending with respect to all Funds. (14)

h(3)(b) Memorandum of Agreement, dated January 1, 2005, between Registrant and A I M Advisors, Inc. regarding expense limitations with respect to all Funds. (14)


h(3)(c) Form of Memorandum of Agreement, dated April 29, 2005, between Registrant and AIM Advisors, Inc. with respect to AIM Growth Allocation Fund and AIM Moderately Conservative Allocation Fund.



h(3)(d) Memorandum of Agreement, dated January 1, 2005, between Registrant and A I M Investment Services, Inc. with respect to AIM Aggressive Allocation Fund, AIM Basic Value Fund, AIM Conservative Allocation Fund, AIM Global Equity Fund, AIM Mid Cap Core Equity Fund, AIM Moderate Allocation Fund and AIM Small Cap Growth Fund.


h(3)(e) Memorandum of Agreement, dated January 1, 2005, between Registrant and A I M Advisors, Inc. with respect to AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund, AIM Global Equity Fund, and AIM Moderate Allocation Fund.

h(4)(b) Second Amended and Restated Interfund Loan Agreement, dated April 30, 2004, between Registrant and A I M Advisors, Inc.

i              Legal opinion and consent of Ballard Spahr Andrews & Ingersoll,
               LLP.

l(1)(b) Form of Initial Capital Agreement, dated April 28, 2005, for AIM Growth Allocation Fund and AIM Moderately Conservative Allocation Fund.

m(1)(i) Amendment No. 8, dated September 15, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.

m(1)(j) Amendment No. 9, dated October 15, 2004, to the Amended and Restated Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.

m(1)(k) Amendment No. 10, dated December 30, 2004, to the Amended and Restated Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.

m(1)(l) Amendment No. 11, dated January 1, 2005, to the Amended and Restated Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.

m(1)(m) Form of Amendment No. 12, dated [April 29, 2005], to the Amended and Restated Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.

m(2)(i) Amendment No. 8, dated September 15, 2004, to the Amended and Restated Master Distribution Plan (Class B Shares) and A I M Distributors, Inc.

m(2)(j) Amendment No. 9, dated October 15, 2004, to the Amended and Restated Master Distribution Plan (Class B Shares) and A I M Distributors, Inc.

m(2)(k) Amendment No. 10, dated December 30, 2004, to the Amended and Restated Master Distribution Plan (Class B Shares) and A I M Distributors, Inc.

m(2)(l) Form of Amendment No. [11], dated [April 29, 2005], to the Amended and Restated Master Distribution Plan (Class B Shares) and A I M Distributors, Inc.

m(3)(i) Amendment No. 8, dated October 15, 2004, to the Amended and Restated Master Distribution Plan (Class C Shares) and A I M Distributors, Inc.

m(3)(j) Amendment No. 9, dated October 15, 2004, to the Amended and Restated Master Distribution Plan (Class C Shares) and A I M Distributors, Inc.

m(3)(k) Amendment No. 10, dated December 30, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.

m(3)(l) Form of Amendment No. [11], dated [April 29, 2005], to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.

m(4)(f) Amendment No. 5, dated September 14, 2004, to the Amended and Restated Master Distribution Plan (Class R Shares) and A I M Distributors, Inc.

m(4)(g) Amendment No. 6, dated October 15, 2004, to the Amended and restated Master Distribution Plan (class R Shares) and A I M Distributors, Inc.

m(4)(h) Form of Amendment No. [7], dated [April 29, 3005], to the Amended and Restated Master Distribution Plan (Class R Shares) and A I M Distributors, Inc.

n(1) Fifth Amended and Restated Multiple Class Plan of The AIM Family of Funds--Registered Trademark--, effective December 12, 2004, as amended and restated March 4, 2002, as amended and restated October 31, 2002, as further amended and restated effective July 21, 2003, as further amended and restated effective August 18, 2003, and as further amended and restated effective May 12, 2004.

p(1) A I M Management Group Inc. Code of Ethics, adopted May 1, 1981, as last amended effective January 1, 2005, relating to A I M Management Group Inc. and A I M Advisors, Inc. and its wholly owned and indirect subsidiaries.

q Powers of attorney for Baker, Bunch, Crockett, Dowden, Dunn, Fields, Frischling, Graham, Lewis, Mathai-Davis, Pennock, Quigley, Soll, and Williamson.